UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-02368

Name of Registrant: Vanguard Fixed Income Securities Funds

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Date of fiscal year end: January 31st

Date of reporting period: April 30, 2013

Item 1: Schedule of Investments

Vanguard Long-Term Investment-Grade Fund

Schedule of Investments
As of April 30, 2013

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (3.7%)
U.S. Government Securities (3.2%)
	United States Treasury Note/Bond	2.000%	2/15/23	5,000	5,147
1	United States Treasury Note/Bond	4.500%	2/15/36	185,000	243,708
	United States Treasury Note/Bond	3.500%	2/15/39	21,850	24,776
	United States Treasury Note/Bond	2.750%	8/15/42	115,000	111,838
	United States Treasury Strip Principal	0.000%	2/15/36	100,000	51,617
					437,086
Agency Bonds and Notes (0.5%)
8	Tennessee Valley Authority	5.250%	9/15/39	37,000	47,654
8	Tennessee Valley Authority	3.500%	12/15/42	28,000	27,553
					75,207
Total U.S. Government and Agency Obligations (Cost $489,029)					512,293
Corporate Bonds (73.7%)
Finance (22.2%)
	Banking (12.6%)
	American Express Co.	4.050%	12/3/42	42,416	42,242
	Bank of America Corp.	5.875%	2/7/42	29,660	37,246
	Bank of America NA	6.000%	10/15/36	37,750	47,016
	Bank One Corp.	7.750%	7/15/25	25,000	34,203
	Bank One Corp.	7.625%	10/15/26	25,950	35,947
	Bank One Corp.	8.000%	4/29/27	30,869	44,737
	Citigroup Inc.	6.875%	6/1/25	10,000	12,986
	Citigroup Inc.	6.625%	1/15/28	25,000	31,682
	Citigroup Inc.	6.625%	6/15/32	60,905	73,470
	Citigroup Inc.	5.875%	2/22/33	7,190	7,961
	Citigroup Inc.	6.000%	10/31/33	44,655	50,499
	Citigroup Inc.	5.850%	12/11/34	11,992	14,602
	Citigroup Inc.	6.125%	8/25/36	37,085	42,654
	Citigroup Inc.	5.875%	5/29/37	11,150	13,779
	Citigroup Inc.	6.875%	3/5/38	20,000	27,305
	Citigroup Inc.	8.125%	7/15/39	4,330	6,583
	Citigroup Inc.	5.875%	1/30/42	6,860	8,574
	Goldman Sachs Group Inc.	6.125%	2/15/33	55,725	66,488
	Goldman Sachs Group Inc.	6.450%	5/1/36	58,000	63,901
	Goldman Sachs Group Inc.	6.750%	10/1/37	73,355	84,033
	Goldman Sachs Group Inc.	6.250%	2/1/41	31,400	39,391
	HSBC Bank USA NA	5.875%	11/1/34	50,700	60,838
	HSBC Bank USA NA	5.625%	8/15/35	32,775	37,958
	HSBC Holdings plc	7.625%	5/17/32	21,200	29,803
	HSBC Holdings plc	6.500%	5/2/36	10,000	12,623
	HSBC Holdings plc	6.500%	9/15/37	23,600	29,949
	HSBC Holdings plc	6.800%	6/1/38	93,749	123,508
	JPMorgan Chase & Co.	3.375%	5/1/23	9,640	9,609
	JPMorgan Chase & Co.	6.400%	5/15/38	93,150	123,586
	JPMorgan Chase & Co.	5.500%	10/15/40	19,500	23,377
	JPMorgan Chase & Co.	5.400%	1/6/42	3,745	4,523
	Merrill Lynch & Co. Inc.	6.110%	1/29/37	48,050	54,655
	Merrill Lynch & Co. Inc.	7.750%	5/14/38	22,555	30,461
	Morgan Stanley	5.500%	7/28/21	16,325	19,122

	Morgan Stanley	4.875%	11/1/22	12,215	13,159
	Morgan Stanley	6.250%	8/9/26	12,850	15,813
	Morgan Stanley	7.250%	4/1/32	25,350	33,758
	Morgan Stanley	6.375%	7/24/42	42,575	54,051
2	Standard Chartered plc	3.950%	1/11/23	11,540	11,827
2	Standard Chartered plc	5.300%	1/9/43	16,875	18,349
	Wachovia Bank NA	5.850%	2/1/37	34,350	42,969
	Wachovia Bank NA	6.600%	1/15/38	61,225	83,049
	Wachovia Corp.	6.605%	10/1/25	30,000	38,771
	Wachovia Corp.	5.500%	8/1/35	19,830	22,738
	Wells Fargo & Co.	3.450%	2/13/23	8,230	8,364
	Wells Fargo Bank NA	5.950%	8/26/36	42,195	52,783

	Brokerage (0.2%)
2	FMR LLC	4.950%	2/1/33	2,800	2,985
2	FMR LLC	6.450%	11/15/39	25,300	31,866
2	FMR LLC	6.500%	12/14/40	1,000	1,272

	Finance Companies (3.0%)
	General Electric Capital Corp.	5.300%	2/11/21	14,960	17,393
	General Electric Capital Corp.	6.750%	3/15/32	127,220	166,551
	General Electric Capital Corp.	5.875%	1/14/38	119,190	143,792
	General Electric Capital Corp.	6.875%	1/10/39	57,420	77,584
3	General Electric Capital Corp.	6.250%	12/15/49	10,000	11,091

	Insurance (6.3%)
	ACE Capital Trust II	9.700%	4/1/30	10,000	14,600
	ACE INA Holdings Inc.	4.150%	3/13/43	10,000	10,559
	Aetna Inc.	4.125%	11/15/42	15,010	15,038
	Allstate Corp.	5.550%	5/9/35	17,075	21,230
	AXA Financial Inc.	7.000%	4/1/28	24,910	30,778
	Berkshire Hathaway Inc.	4.500%	2/11/43	39,775	41,624
2	Guardian Life Insurance Co. of America	7.375%	9/30/39	9,925	13,929
2	Jackson National Life Insurance Co.	8.150%	3/15/27	2,130	2,853
2	John Hancock Life Insurance Co.	7.375%	2/15/24	30,000	38,663
2	Liberty Mutual Insurance Co.	8.500%	5/15/25	21,835	29,122
[2,3] Massachusetts Mutual Life Insurance Co.		7.625%	11/15/23	15,970	20,850
2	Massachusetts Mutual Life Insurance Co.	8.875%	6/1/39	19,282	31,128
2	Massachusetts Mutual Life Insurance Co.	5.375%	12/1/41	3,225	3,826
	MetLife Inc.	6.500%	12/15/32	8,990	11,786
	MetLife Inc.	4.125%	8/13/42	12,500	12,355
2	Metropolitan Life Insurance Co.	7.800%	11/1/25	35,000	48,937
	Munich Re America Corp.	7.450%	12/15/26	8,500	11,704
2	Nationwide Mutual Insurance Co.	9.375%	8/15/39	22,950	34,821
2	New York Life Insurance Co.	5.875%	5/15/33	50,275	62,435
2	Pacific Life Insurance Co.	9.250%	6/15/39	24,945	37,294
	Prudential Financial Inc.	5.750%	7/15/33	13,000	15,344
	Prudential Financial Inc.	6.200%	11/15/40	10,520	13,241
2	Swiss Re Treasury US Corp.	4.250%	12/6/42	12,470	12,673
2	Teachers Insurance & Annuity Association of
	America	6.850%	12/16/39	22,752	31,470
	Travelers Cos. Inc.	6.750%	6/20/36	5,000	7,116
	UnitedHealth Group Inc.	5.800%	3/15/36	50,236	62,623
	UnitedHealth Group Inc.	6.500%	6/15/37	4,500	5,982
	UnitedHealth Group Inc.	6.625%	11/15/37	12,740	17,217
	UnitedHealth Group Inc.	6.875%	2/15/38	31,922	44,108
	UnitedHealth Group Inc.	5.700%	10/15/40	3,592	4,435

UnitedHealth Group Inc.	5.950%	2/15/41	9,835	12,519
UnitedHealth Group Inc.	4.625%	11/15/41	36,745	39,559
UnitedHealth Group Inc.	4.375%	3/15/42	11,166	11,733
WellPoint Inc.	5.850%	1/15/36	16,700	20,306
WellPoint Inc.	6.375%	6/15/37	27,516	35,137
WellPoint Inc.	5.800%	8/15/40	5,000	6,066
WellPoint Inc.	4.625%	5/15/42	19,000	20,071
WellPoint Inc.	4.650%	1/15/43	8,080	8,573
XL Group plc	6.375%	11/15/24	8,500	10,507

Real Estate Investment Trusts (0.1%)

Simon Property Group LP	6.750%	2/1/40	11,900	16,568
				3,082,256
Industrial (38.6%)
Basic Industry (0.6%)
Dow Chemical Co.	7.375%	11/1/29	8,450	11,529
EI du Pont de Nemours & Co.	4.150%	2/15/43	19,160	20,265
Rio Tinto Finance USA plc	4.125%	8/21/42	15,000	14,702
Teck Resources Ltd.	6.250%	7/15/41	3,900	4,245
Teck Resources Ltd.	5.200%	3/1/42	25,020	23,940

Capital Goods (3.2%)
3M Co.	6.375%	2/15/28	25,740	35,962
3M Co.	5.700%	3/15/37	15,000	19,975
Boeing Co.	6.125%	2/15/33	27,040	35,351
Boeing Co.	7.875%	4/15/43	8,000	12,689
Caterpillar Inc.	3.803%	8/15/42	42,536	41,283
Deere & Co.	7.125%	3/3/31	15,000	21,653
Deere & Co.	3.900%	6/9/42	20,860	21,174
General Electric Co.	4.125%	10/9/42	9,925	10,541
Raytheon Co.	4.700%	12/15/41	18,960	21,126
2 Siemens Financieringsmaatschappij NV	6.125%	8/17/26	20,835	27,716
United Technologies Corp.	7.500%	9/15/29	14,300	21,165
United Technologies Corp.	6.125%	7/15/38	36,175	48,773
United Technologies Corp.	5.700%	4/15/40	18,150	23,591
United Technologies Corp.	4.500%	6/1/42	91,130	100,523

Communication (9.6%)
Alltel Corp.	6.800%	5/1/29	2,697	3,540
Alltel Corp.	7.875%	7/1/32	24,162	35,835
America Movil SAB de CV	6.125%	3/30/40	22,720	28,222
America Movil SAB de CV	4.375%	7/16/42	33,010	32,647
AT&T Inc.	6.500%	9/1/37	33,882	43,517
AT&T Inc.	6.300%	1/15/38	31,400	39,478
AT&T Inc.	6.550%	2/15/39	20,915	27,058
AT&T Inc.	5.350%	9/1/40	118,161	132,976
2 AT&T Inc.	4.300%	12/15/42	37,716	37,378
2 AT&T Inc.	4.350%	6/15/45	84,348	82,998
CBS Corp.	7.875%	7/30/30	37,000	51,237
Comcast Corp.	4.250%	1/15/33	6,655	7,026
Comcast Corp.	5.650%	6/15/35	39,414	48,150
Comcast Corp.	6.450%	3/15/37	3,000	4,031
Comcast Corp.	6.950%	8/15/37	19,250	27,059
Comcast Corp.	6.550%	7/1/39	2,140	2,911
Comcast Corp.	4.650%	7/15/42	6,320	6,927
Comcast Corp.	4.500%	1/15/43	5,750	6,211

2 COX Communications Inc.	6.450%	12/1/36	10,000	12,488
2 COX Communications Inc.	8.375%	3/1/39	21,310	32,544
2 COX Communications Inc.	4.500%	6/30/43	12,655	12,625
Deutsche Telekom International Finance BV	8.750%	6/15/30	17,530	26,099
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	5.150%	3/15/42	15,000	15,309
France Telecom SA	8.500%	3/1/31	44,675	66,996
GTE Corp.	6.940%	4/15/28	20,000	26,452
Indiana Bell Telephone Co. Inc.	7.300%	8/15/26	20,000	25,848
NBCUniversal Media LLC	4.450%	1/15/43	19,400	20,719
News America Inc.	6.400%	12/15/35	28,000	35,575
News America Inc.	6.900%	8/15/39	5,000	6,582
News America Inc.	6.150%	2/15/41	10,400	13,098
News America Inc.	7.900%	12/1/95	10,000	13,155
Pacific Bell Telephone Co.	7.125%	3/15/26	10,000	13,246
Time Warner Cable Inc.	6.550%	5/1/37	35,000	42,233
Time Warner Cable Inc.	6.750%	6/15/39	3,110	3,854
Time Warner Cable Inc.	5.875%	11/15/40	11,745	13,039
Time Warner Cable Inc.	4.500%	9/15/42	7,970	7,566
Verizon Communications Inc.	7.750%	12/1/30	29,750	41,525
Verizon Communications Inc.	5.850%	9/15/35	35,000	41,431
Verizon Communications Inc.	6.250%	4/1/37	20,000	24,775
Verizon Communications Inc.	6.400%	2/15/38	53,849	68,147
Verizon Communications Inc.	6.900%	4/15/38	28,708	38,426
Verizon Communications Inc.	7.350%	4/1/39	15,950	22,384
Verizon Communications Inc.	6.000%	4/1/41	26,550	32,388
Verizon Communications Inc.	3.850%	11/1/42	20,055	18,354
Verizon Maryland Inc.	5.125%	6/15/33	12,000	12,847
Verizon Pennsylvania Inc.	8.350%	12/15/30	6,260	8,504
Vodafone Group plc	6.150%	2/27/37	15,705	19,404

Consumer Cyclical (6.4%)
CVS Caremark Corp.	6.250%	6/1/27	22,335	29,077
Daimler Finance North America LLC	8.500%	1/18/31	22,644	35,858
Historic TW Inc.	6.625%	5/15/29	24,775	31,552
Home Depot Inc.	5.875%	12/16/36	39,775	51,434
Home Depot Inc.	5.950%	4/1/41	14,000	18,582
Home Depot Inc.	4.200%	4/1/43	7,695	8,067
Lowe's Cos. Inc.	6.500%	3/15/29	26,010	33,153
Lowe's Cos. Inc.	5.800%	10/15/36	9,300	11,484
Lowe's Cos. Inc.	5.800%	4/15/40	8,000	10,032
McDonald's Corp.	6.300%	10/15/37	30,935	43,217
McDonald's Corp.	6.300%	3/1/38	36,635	51,612
McDonald's Corp.	5.700%	2/1/39	14,500	19,247
McDonald's Corp.	3.625%	5/1/43	10,000	9,805
NIKE Inc.	3.625%	5/1/43	18,360	18,099
Target Corp.	6.500%	10/15/37	15,850	21,829
Target Corp.	7.000%	1/15/38	12,205	17,932
Time Warner Inc.	7.625%	4/15/31	10,000	14,123
Time Warner Inc.	6.500%	11/15/36	10,000	12,606
Wal-Mart Stores Inc.	7.550%	2/15/30	51,000	74,456
Wal-Mart Stores Inc.	5.250%	9/1/35	4,789	5,776
Wal-Mart Stores Inc.	6.500%	8/15/37	39,000	54,406
Wal-Mart Stores Inc.	6.200%	4/15/38	83,350	113,197
Wal-Mart Stores Inc.	5.625%	4/1/40	10,000	12,871
Wal-Mart Stores Inc.	4.875%	7/8/40	20,000	23,346
Wal-Mart Stores Inc.	5.000%	10/25/40	14,855	17,500

Wal-Mart Stores Inc.	5.625%	4/15/41	69,850	89,488
Wal-Mart Stores Inc.	4.000%	4/11/43	14,245	14,716
Walt Disney Co.	3.700%	12/1/42	10,000	9,869
Walt Disney Co.	7.550%	7/15/93	25,900	35,670

Consumer Noncyclical (11.6%)
2 AbbVie Inc.	4.400%	11/6/42	10,885	11,453
Altria Group Inc.	9.950%	11/10/38	13,300	22,133
Altria Group Inc.	4.250%	8/9/42	15,980	15,424
Amgen Inc.	6.375%	6/1/37	25,000	32,181
Anheuser-Busch Cos. LLC	6.750%	12/15/27	3,500	4,681
Anheuser-Busch Cos. LLC	6.800%	8/20/32	6,900	9,476
Anheuser-Busch Cos. LLC	5.750%	4/1/36	11,460	14,382
Anheuser-Busch InBev Worldwide Inc.	8.200%	1/15/39	42,455	70,490
Anheuser-Busch InBev Worldwide Inc.	8.000%	11/15/39	10,000	16,194
Anheuser-Busch InBev Worldwide Inc.	3.750%	7/15/42	25,140	24,512
Archer-Daniels-Midland Co.	4.535%	3/26/42	33,274	35,747
Archer-Daniels-Midland Co.	4.016%	4/16/43	3,059	3,039
AstraZeneca plc	6.450%	9/15/37	70,480	94,600
AstraZeneca plc	4.000%	9/18/42	17,705	17,969
Baxter International Inc.	3.650%	8/15/42	7,390	7,077
Becton Dickinson and Co.	7.000%	8/1/27	8,300	11,498
Becton Dickinson and Co.	6.700%	8/1/28	5,066	6,850
Bristol-Myers Squibb Co.	6.800%	11/15/26	10,000	14,114
2 Cargill Inc.	6.125%	4/19/34	1,880	2,320
2 Cargill Inc.	6.125%	9/15/36	27,045	33,794
2 Cargill Inc.	6.625%	9/15/37	5,000	6,750
2 Cargill Inc.	4.100%	11/1/42	17,300	17,377
3 Catholic Health Initiatives Colorado GO	4.350%	11/1/42	4,000	4,117
Diageo Capital plc	3.875%	4/29/43	13,800	13,682
Dignity Health California GO	4.500%	11/1/42	20,865	20,852
Eli Lilly & Co.	5.500%	3/15/27	23,525	29,686
Gilead Sciences Inc.	5.650%	12/1/41	19,960	25,045
GlaxoSmithKline Capital Inc.	5.375%	4/15/34	21,995	26,631
GlaxoSmithKline Capital Inc.	6.375%	5/15/38	51,205	70,389
Johnson & Johnson	6.950%	9/1/29	22,457	32,121
Kaiser Foundation Hospitals	4.875%	4/1/42	31,328	35,859
Kellogg Co.	7.450%	4/1/31	21,620	30,186
Kimberly-Clark Corp.	6.625%	8/1/37	5,300	7,611
Kimberly-Clark Corp.	5.300%	3/1/41	12,000	15,259
Kraft Foods Group Inc.	6.875%	1/26/39	11,750	16,193
3 Mayo Clinic	3.774%	11/15/43	18,095	17,568
Medtronic Inc.	6.500%	3/15/39	21,200	29,291
Memorial Sloan-Kettering Cancer Center New
York GO	5.000%	7/1/42	26,775	30,983
Memorial Sloan-Kettering Cancer Center New
York GO	4.125%	7/1/52	11,285	11,397
Merck & Co. Inc.	6.500%	12/1/33	30,320	43,899
Merck & Co. Inc.	6.550%	9/15/37	42,200	60,329
Merck & Co. Inc.	3.600%	9/15/42	5,400	5,300
Merck Sharp & Dohme Corp.	5.750%	11/15/36	11,000	14,453
Merck Sharp & Dohme Corp.	5.850%	6/30/39	20,000	26,742
North Shore Long Island Jewish Health Care
Inc.	4.800%	11/1/42	11,015	11,434
Pepsi Bottling Group Inc.	7.000%	3/1/29	17,000	23,892
PepsiCo Inc.	5.500%	1/15/40	28,350	35,051
PepsiCo Inc.	4.875%	11/1/40	14,375	16,530

PepsiCo Inc.	4.000%	3/5/42	16,972	17,193
PepsiCo Inc.	3.600%	8/13/42	18,900	18,062
Pfizer Inc.	7.200%	3/15/39	46,000	69,153
Pharmacia Corp.	6.750%	12/15/27	28,000	38,680
Philip Morris International Inc.	6.375%	5/16/38	31,340	41,754
Philip Morris International Inc.	4.500%	3/20/42	15,000	16,000
Philip Morris International Inc.	3.875%	8/21/42	7,475	7,284
Procter & Gamble Co.	5.500%	2/1/34	15,000	19,310
Procter & Gamble Co.	5.550%	3/5/37	17,000	22,262
2 Roche Holdings Inc.	7.000%	3/1/39	47,905	71,588
2 SABMiller Holdings Inc.	4.950%	1/15/42	20,000	23,135
St. Jude Medical Inc.	4.750%	4/15/43	9,000	9,625
2 Tesco plc	6.150%	11/15/37	24,520	31,381
Wyeth LLC	5.950%	4/1/37	72,150	94,960

Energy (3.7%)
Apache Corp.	4.750%	4/15/43	68,960	72,909
2 BG Energy Capital plc	5.125%	10/15/41	20,800	24,580
Burlington Resources Finance Co.	7.400%	12/1/31	25,000	35,902
ConocoPhillips	7.000%	3/30/29	13,150	17,903
ConocoPhillips	5.900%	10/15/32	20,300	26,078
ConocoPhillips	6.500%	2/1/39	68,735	95,445
ConocoPhillips Holding Co.	6.950%	4/15/29	2,660	3,697
Devon Energy Corp.	5.600%	7/15/41	10,940	12,480
Devon Energy Corp.	4.750%	5/15/42	8,445	8,696
Encana Corp.	6.500%	8/15/34	15,463	18,756
Encana Corp.	5.150%	11/15/41	9,845	10,346
Halliburton Co.	4.500%	11/15/41	10,000	11,300
Hess Corp.	5.600%	2/15/41	5,700	6,289
Marathon Oil Corp.	6.600%	10/1/37	9,300	12,152
Shell International Finance BV	6.375%	12/15/38	75,000	106,539
Tosco Corp.	7.800%	1/1/27	15,000	22,115
Tosco Corp.	8.125%	2/15/30	20,000	30,097

Other Industrial (0.2%)
2 Hutchison Whampoa International 11 Ltd.	4.625%	1/13/22	21,060	23,114
Massachusetts Institute of Technology GO	5.600%	7/1/11	6,000	8,444

Technology (2.4%)
Apple Inc.	3.850%	5/4/43	41,890	41,646
Cisco Systems Inc.	5.900%	2/15/39	39,000	50,226
HP Enterprise Services LLC	7.450%	10/15/29	6,368	7,575
Intel Corp.	4.800%	10/1/41	24,080	26,111
International Business Machines Corp.	7.000%	10/30/25	30,400	43,291
International Business Machines Corp.	4.000%	6/20/42	19,100	19,653
Microsoft Corp.	3.750%	5/1/43	10,000	9,851
Oracle Corp.	6.500%	4/15/38	43,833	60,307
Oracle Corp.	6.125%	7/8/39	19,559	25,865
Oracle Corp.	5.375%	7/15/40	39,580	48,220

Transportation (0.9%)
Burlington Northern Santa Fe LLC	6.875%	12/1/27	25,000	34,523
Burlington Northern Santa Fe LLC	5.400%	6/1/41	4,455	5,279
Burlington Northern Santa Fe LLC	4.400%	3/15/42	10,000	10,394
Burlington Northern Santa Fe LLC	4.375%	9/1/42	10,875	11,280
CSX Corp.	4.400%	3/1/43	26,085	26,814
2 ERAC USA Finance LLC	7.000%	10/15/37	14,621	19,185

2 ERAC USA Finance LLC	5.625%	3/15/42	7,225	8,320
				5,340,351
Utilities (12.9%)
Electric (11.7%)
Alabama Power Co.	5.700%	2/15/33	12,800	16,173
Alabama Power Co.	6.000%	3/1/39	5,475	7,192
Alabama Power Co.	5.500%	3/15/41	13,015	16,420
Alabama Power Co.	5.200%	6/1/41	15,000	18,298
Appalachian Power Co.	6.700%	8/15/37	40,000	53,538
Carolina Power & Light Co.	5.700%	4/1/35	7,500	9,331
Carolina Power & Light Co.	4.100%	3/15/43	15,000	15,668
CenterPoint Energy Houston Electric LLC	3.550%	8/1/42	15,775	15,316
Commonwealth Edison Co.	3.800%	10/1/42	22,805	22,870
Connecticut Light & Power Co.	6.350%	6/1/36	15,000	20,491
Consolidated Edison Co. of New York Inc.	5.100%	6/15/33	9,600	10,986
Consolidated Edison Co. of New York Inc.	5.850%	3/15/36	10,000	12,979
Consolidated Edison Co. of New York Inc.	6.200%	6/15/36	18,000	24,188
Consolidated Edison Co. of New York Inc.	6.750%	4/1/38	12,990	18,818
Consolidated Edison Co. of New York Inc.	5.500%	12/1/39	6,250	7,903
Consolidated Edison Co. of New York Inc.	5.700%	6/15/40	9,045	11,802
Consolidated Edison Co. of New York Inc.	4.200%	3/15/42	10,665	11,440
Consolidated Edison Co. of New York Inc.	3.950%	3/1/43	10,000	10,241
Consolidated Natural Gas Co.	6.800%	12/15/27	1,401	1,846
Duke Energy Carolinas LLC	6.100%	6/1/37	52,400	68,880
Duke Energy Carolinas LLC	5.300%	2/15/40	4,600	5,582
Duke Energy Carolinas LLC	4.250%	12/15/41	18,000	19,197
Duke Energy Carolinas LLC	4.000%	9/30/42	27,890	28,356
Duke Energy Florida Inc.	6.750%	2/1/28	22,375	27,555
Duke Energy Indiana Inc.	6.120%	10/15/35	4,895	5,896
Duke Energy Indiana Inc.	6.350%	8/15/38	4,000	5,397
Duke Energy Indiana Inc.	4.200%	3/15/42	14,100	14,620
Florida Power & Light Co.	5.625%	4/1/34	16,275	20,937
Florida Power & Light Co.	5.400%	9/1/35	13,380	16,830
Florida Power & Light Co.	5.950%	2/1/38	3,180	4,274
Florida Power & Light Co.	5.690%	3/1/40	7,350	9,698
Florida Power & Light Co.	5.250%	2/1/41	15,830	19,732
Florida Power & Light Co.	3.800%	12/15/42	29,975	30,436
Georgia Power Co.	5.950%	2/1/39	27,960	35,958
Georgia Power Co.	5.400%	6/1/40	10,100	12,247
Georgia Power Co.	4.750%	9/1/40	9,555	10,664
3 John Sevier Combined Cycle Generation LLC	4.626%	1/15/42	30,496	34,830
MidAmerican Energy Holdings Co.	6.125%	4/1/36	18,100	23,340
National Rural Utilities Cooperative Finance
Corp.	8.000%	3/1/32	59,540	90,062
Northern States Power Co.	6.200%	7/1/37	40,000	54,744
Northern States Power Co.	3.400%	8/15/42	9,945	9,459
Oklahoma Gas & Electric Co.	6.500%	4/15/28	12,770	16,049
Oncor Electric Delivery Co. LLC	4.550%	12/1/41	12,500	13,367
Pacific Gas & Electric Co.	6.050%	3/1/34	45,330	59,032
Pacific Gas & Electric Co.	5.800%	3/1/37	8,862	11,227
Pacific Gas & Electric Co.	6.350%	2/15/38	8,192	11,100
Pacific Gas & Electric Co.	6.250%	3/1/39	35,905	48,173
Pacific Gas & Electric Co.	5.400%	1/15/40	19,800	24,233
Pacific Gas & Electric Co.	3.750%	8/15/42	11,820	11,464
PacifiCorp	6.100%	8/1/36	15,000	20,086
PacifiCorp	6.250%	10/15/37	7,815	10,671
PacifiCorp	6.350%	7/15/38	20,000	27,760

PacifiCorp	6.000%	1/15/39	34,100	45,494
PacifiCorp	4.100%	2/1/42	18,070	19,032
PPL Electric Utilities Corp.	6.250%	5/15/39	10,075	13,979
PSEG Power LLC	8.625%	4/15/31	29,547	44,716
Public Service Co. of Colorado	3.600%	9/15/42	16,755	16,533
Public Service Electric & Gas Co.	3.650%	9/1/42	16,690	16,648
Puget Sound Energy Inc.	6.724%	6/15/36	10,000	14,287
Puget Sound Energy Inc.	6.274%	3/15/37	4,700	6,446
Puget Sound Energy Inc.	5.795%	3/15/40	18,500	24,327
Puget Sound Energy Inc.	5.764%	7/15/40	4,520	5,948
South Carolina Electric & Gas Co.	6.625%	2/1/32	35,000	47,745
South Carolina Electric & Gas Co.	6.050%	1/15/38	8,600	11,311
South Carolina Electric & Gas Co.	5.450%	2/1/41	2,720	3,407
South Carolina Electric & Gas Co.	4.350%	2/1/42	23,937	25,814
Southern California Edison Co.	6.000%	1/15/34	20,095	26,864
Southern California Edison Co.	5.625%	2/1/36	5,000	6,404
Southern California Edison Co.	5.950%	2/1/38	10,000	13,421
Southern California Edison Co.	4.500%	9/1/40	12,000	13,566
Southern California Edison Co.	3.900%	12/1/41	5,425	5,621
Southern California Edison Co.	4.050%	3/15/42	7,625	8,062
Tampa Electric Co.	6.150%	5/15/37	35,000	47,656
Virginia Electric & Power Co.	6.000%	5/15/37	60,105	81,706
Virginia Electric & Power Co.	6.350%	11/30/37	11,170	15,662

Natural Gas (1.2%)
Energy Transfer Partners LP	5.150%	2/1/43	20,855	21,719
KeySpan Corp.	5.875%	4/1/33	12,000	14,306
KeySpan Corp.	5.803%	4/1/35	10,000	11,938
Southern California Gas Co.	3.750%	9/15/42	14,870	15,207
Texas Eastern Transmission LP	7.000%	7/15/32	17,000	22,919
TransCanada PipeLines Ltd.	7.625%	1/15/39	50,300	75,120
				1,783,214
Total Corporate Bonds (Cost $8,499,630)				10,205,821
Sovereign Bonds (U.S. Dollar-Denominated) (1.5%)
2 CDP Financial Inc.	5.600%	11/25/39	15,000	18,876
2 CNOOC Finance 2011 Ltd.	5.750%	1/26/41	9,620	11,907
2 CNPC HK Overseas Capital Ltd.	5.950%	4/28/41	21,540	26,908
2 Electricite de France SA	6.950%	1/26/39	18,040	24,214
Petrobras International Finance Co. - Pifco	6.750%	1/27/41	23,275	27,471
Quebec	7.500%	9/15/29	10,000	15,163
Statoil ASA	5.100%	8/17/40	12,550	15,272
2 Temasek Financial I Ltd.	3.375%	7/23/42	28,355	26,081
United Mexican States	4.750%	3/8/44	36,276	40,260
Total Sovereign Bonds (Cost $187,806)				206,152
Taxable Municipal Bonds (18.3%)
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)	6.270%	2/15/50	59,240	70,517
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)	7.499%	2/15/50	725	999
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	6.793%	4/1/30	17,420	22,621
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	6.918%	4/1/40	50,115	70,016
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	6.263%	4/1/49	31,600	44,551

Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	7.043%	4/1/50	13,775	20,424
California GO	7.500%	4/1/34	32,655	47,033
California GO	7.550%	4/1/39	56,175	84,301
California GO	7.300%	10/1/39	109,045	157,186
California GO	7.625%	3/1/40	34,960	52,538
California GO	7.600%	11/1/40	73,985	112,015
California Public Works Board Lease Revenue	8.361%	10/1/34	5,535	7,448
Chicago IL GO	5.432%	1/1/42	26,920	27,880
Chicago IL O'Hare International Airport
Revenue	6.395%	1/1/40	15,710	20,932
City of San Francisco CA Public Utilities
Commission Water Revenue	6.000%	11/1/40	400	512
4 Commonwealth Financing Authority
Pennsylvania Revenue	5.197%	6/1/26	25,000	27,581
Dallas TX Area Rapid Transit Revenue	5.999%	12/1/44	1,740	2,380
Dallas TX Area Rapid Transit Revenue	5.022%	12/1/48	2,200	2,750
Duke University North Carolina Revenue	5.850%	4/1/37	38,850	52,711
Georgia Municipal Electric Power Authority
Revenue	6.637%	4/1/57	39,585	47,369
Houston TX GO	6.290%	3/1/32	25,000	32,046
Illinois GO	5.100%	6/1/33	194,445	196,594
Illinois Toll Highway Authority Revenue	6.184%	1/1/34	18,740	24,427
Illinois Toll Highway Authority Revenue	5.851%	12/1/34	170	218
Los Angeles CA Department of Water &
Power Revenue	5.716%	7/1/39	4,175	5,291
Los Angeles CA Department of Water &
Power Revenue	6.008%	7/1/39	11,850	15,214
Los Angeles CA Department of Water &
Power Revenue	6.574%	7/1/45	34,080	49,793
Los Angeles CA Department of Water &
Power Revenue	6.603%	7/1/50	4,155	6,205
Los Angeles CA Unified School District GO	5.755%	7/1/29	19,500	24,358
Los Angeles CA Unified School District GO	5.750%	7/1/34	9,090	11,408
Los Angeles CA Unified School District GO	6.758%	7/1/34	64,235	89,369
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax
Revenue	5.735%	6/1/39	15,100	18,969
Missouri State Health & Educational Facilities
Authority	3.685%	2/15/47	25,000	24,948
5 New Jersey Economic Development Authority
Revenue (State Pension Funding)	7.425%	2/15/29	50,002	66,277
New Jersey Turnpike Authority Revenue	7.414%	1/1/40	57,834	87,854
New Jersey Turnpike Authority Revenue	7.102%	1/1/41	66,915	98,218
New York City NY Municipal Water Finance
Authority	6.282%	6/15/42	7,225	8,819
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.724%	6/15/42	12,780	17,255
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.952%	6/15/42	13,210	18,367
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	6.011%	6/15/42	6,980	9,778
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.882%	6/15/44	36,280	49,914
New York City NY Transitional Finance
Authority Future Tax Revenue	5.508%	8/1/37	3,975	5,030

New York Metropolitan Transportation
Authority Revenue (Dedicated Tax Fund)	7.336%	11/15/39	66,455	101,042
New York Metropolitan Transportation
Authority Revenue (Dedicated Tax Fund)	6.089%	11/15/40	5,950	7,736
New York State Dormitory Authority	5.600%	3/15/40	2,000	2,591
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.289%	3/15/33	7,325	9,091
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.628%	3/15/39	19,595	24,336
North Texas Tollway Authority System
Revenue	6.718%	1/1/49	27,541	38,783
Ohio State University General Receipts
Revenue	4.910%	6/1/40	13,700	16,319
Ohio State University General Receipts
Revenue	4.800%	6/1/11	31,483	35,247
6 Oregon School Boards Association GO	4.759%	6/30/28	10,000	11,591
Port Authority of New York & New Jersey
Revenue	6.040%	12/1/29	20,335	26,944
Port Authority of New York & New Jersey
Revenue	5.647%	11/1/40	13,550	17,067
Port Authority of New York & New Jersey
Revenue	5.647%	11/1/40	21,245	26,759
Port Authority of New York & New Jersey
Revenue	4.926%	10/1/51	42,380	49,038
Port Authority of New York & New Jersey
Revenue	4.458%	10/1/62	35,025	36,723
President & Fellows of Harvard College
Massachusetts GO	6.300%	10/1/37	60,993	70,142
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	4.839%	1/1/41	18,525	22,051
San Antonio TX Electric & Gas Systems
Revenue	5.985%	2/1/39	11,650	15,713
San Antonio TX Electric & Gas Systems
Revenue	4.427%	2/1/42	13,370	15,091
San Francisco CA City & County Public
Utilities Commission Water Revenue	6.950%	11/1/50	13,325	19,137
State of California	6.509%	4/1/39	28,365	34,060
State of Connecticut	5.770%	3/15/25	20,365	26,924
State of New York	5.590%	3/1/35	10,000	12,588
Texas GO	5.517%	4/1/39	4,805	6,339
Texas Transportation Commission Revenue	5.178%	4/1/30	4,090	5,134
Texas Transportation Commission Revenue	4.631%	4/1/33	6,655	7,857
University of California Regents Medical
Center Revenue	6.548%	5/15/48	22,225	30,402
University of California Regents Medical
Center Revenue	6.583%	5/15/49	8,695	11,654
University of California Revenue	5.770%	5/15/43	5,155	6,527
University of California Revenue	4.858%	5/15/12	42,625	45,990
University of Texas System Revenue
Financing System Revenue	5.262%	7/1/39	12,800	16,309
University of Texas System Revenue
Financing System Revenue	4.794%	8/15/46	9,915	11,782
Washington GO	5.481%	8/1/39	8,890	11,499
4 Wisconsin GO	5.700%	5/1/26	23,025	29,400
Total Taxable Municipal Bonds (Cost $2,123,661)				2,533,982

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Temporary Cash Investments (2.2%)
Repurchase Agreements (2.2%)
Bank of America Securities, LLC
(Dated 4/30/13, Repurchase Value
$28,400,000, collateralized by Federal
Home Loan Mortgage Corp. 0.000%,
11/1/2013)	0.170%	5/1/13	28,400	28,400
Citigroup Global Markets Inc.
(Dated 4/30/13, Repurchase Value
$155,001,000, collateralized by United
States Treasury Note/Bond 1.625%,
8/15/2022)	0.140%	5/1/13	155,000	155,000
Bank of Montreal
(Dated 4/30/13, Repurchase Value
$120,901,000, collateralized by Federal
Home Loan Mortgage Corp. 2.500%-
5.000%, 3/1/2027-8/1/2042, Federal
National Mortgage Assn. 2.000%-5.000%,
6/1/2018-11/1/2042, and Government
National Mortgage Assn. 2.500%-4.500%,
7/20/40-4/15/43)	0.170%	5/1/13	120,900	120,900
				304,300
Total Temporary Cash Investments (Cost $304,300)				304,300
Total Investments (99.4%) (Cost $11,604,426)				13,762,548
Other Assets and Liabilities-Net (0.6%)[7]				86,462
Net Assets (100%)				13,849,010

1 Securities with a value of $11,869,000 have been segregated as collateral for open swap contracts.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2013, the aggregate value of these securities was $1,021,032,000, representing 7.4% of net assets.
3 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
4 Scheduled principal and interest payments are guaranteed by AGM (Assured Guaranty Municipal Corporation).
5 Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
6 Scheduled principal and interest payments are guaranteed by AMBAC (Ambac Assurance Corporation).
7 Cash of $1,653,000 has been segregated as initial margin for open futures contracts.
8 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
GO—General Obligation Bond.

A. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Repurchase Agreements: The fund may enter into repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest

Long-Term Investment-Grade Fund

and principal. In the event of default or bankruptcy by the other party to the agreement, the fund may sell or retain the collateral; however, such action may be subject to legal proceedings.

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of April 30, 2013, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	512,293	—
Corporate Bonds	—	10,205,821	—
Sovereign Bonds	—	206,152	—
Taxable Municipal Bonds	—	2,533,982	—
Temporary Cash Investments	—	304,300	—
Futures Contracts—Liabilities[1]	(145)	—	—
Swap Contracts—Assets	—	18,952	—
Swap Contracts—Liabilities	—	(475)	—
Total	(145)	13,781,025	—
1 Represents variation margin on the last day of the reporting period.

D. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At April 30, 2013, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)
		Number of	Aggregate
			Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short) (Depreciation)
30-Year U.S. Treasury Bond	June 2013	661	98,076	3,176

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Long-Term Investment-Grade Fund

E. Swap Contracts: The fund may invest in credit default swaps to adjust the overall credit exposure of the fund or to actively overweight or underweight credit exposure to a specific issuer or group of issuers. The fund has sold credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The fund has also purchased credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional principal amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.

The notional amounts of swap contracts are not recorded in the Schedule of Investments. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.

The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the fund) will be significantly less than the amount paid by the fund and, in a physically settled swap, the fund may receive an illiquid debt instrument. A risk for all types of swaps is that a counterparty will default on its obligation to pay amounts due to the fund. Upon a counterparty default, a fund's risk of loss, or exposure, is the amount of unrealized appreciation on the swap plus the cost of initiating a new swap with a new counterparty. The fund attempts to mitigate this risk by, among other things, performing a credit analysis of counterparties, monitoring exposure to counterparties, and requiring counterparties to post collateral to secure such exposure. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has posted. Any securities posted as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or posted is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Long-Term Investment-Grade Fund

Credit Default Swaps
				Remaining
				Up—Front	Periodic
				Premium	Premium	Unrealized
			Notional	Received	Received	Appreciation
	Termination		Amount	(Paid)	(Paid)	(Depreciation)
Reference Entity	Date Counterparty[1]		($000)	($000)	(%)	($000)
Credit Protection Sold/Moody’s Rating
CDX - IG11 - 10yr/Baa1[2]	12/20/18	GSI	198,400	2,476	1.400	7,165

CDX - IG14 - 10yr/Baa1[3]	6/20/20	BOANA	100,000	116	1.000	250
CDX - IG16 - 10yr/Baa1[4]	6/20/21	GSI	200,000	3,374	1.000	769
CDX - IG18 - 10yr/Baa1[5]	6/20/22	GSI	50,000	1,269	1.000	720
CDX - IG19 - 10yr/Baa1[6]	12/20/22	DBAG	200,000	6,351	1.000	2,878
CDX - IG19 - 10yr/Baa1[6]	12/20/22	BOANA	200,000	6,412	1.000	2,938
CDX - IG19 - 10yr/Baa1[6]	12/20/22	BOANA	300,000	9,443	1.000	4,232
			1,248,400			18,952

Credit Protection Purchased
XL Capital Ltd.	12/20/13	GSI	8,500	(201)	5.000	(475)
						18,477

The notional amount represents the maximum potential amount the fund could be required to pay as a seller of credit protection if the reference entity was subject to a credit event.

1 BOANA—Bank of America, N.A.
DBAG—Deutsche Bank AG.
GSI—Goldman Sachs International.
2 Investment Grade Corporate Credit Default Swap Index-Version 11
3 Investment Grade Corporate Credit Default Swap Index-Version 14
4 Investment Grade Corporate Credit Default Swap Index-Version 16
5 Investment Grade Corporate Credit Default Swap Index-Version 18
6 Investment Grade Corporate Credit Default Swap Index-Version 19

At April 30, 2013, counterparties had deposited in segregated accounts securities with a value of $2,397,000 in connection with open swap contracts. In the event of default or bankruptcy by a counterparty, the fund may sell or retain the securities, however such action may be subject to legal proceedings.

F. At April 30, 2013, the cost of investment securities for tax purposes was $11,604,426,000. Net unrealized appreciation of investment securities for tax purposes was $2,158,122,000, consisting of

Long-Term Investment-Grade Fund

unrealized gains of $2,177,614,000 on securities that had risen in value since their purchase and $19,492,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard GNMA Fund

Schedule of Investments
As of April 30, 2013

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (99.3%)
Conventional Mortgage-Backed Securities (98.3%)
[1,2] Fannie Mae Pool		2.950%	5/1/28	18,000	18,110
[1,2] Fannie Mae Pool		3.500%	6/1/42–11/1/42	49,242	52,507
[1,2] Fannie Mae Pool		3.690%	10/1/42	1,887	1,927
[1,2] Fannie Mae Pool		5.000%	11/1/40–4/1/41	24,886	28,027
[1,2] Fannie Mae Pool		6.000%	7/1/22	20	22
1,2,3Freddie Mac Gold Pool		3.000%	5/1/43–5/1/43	300,000	312,468
[1,3] Ginnie Mae I Pool		2.500%	7/1/43	12,000	12,154
[1,3] Ginnie Mae I Pool		3.000%	11/15/41–5/1/43	548,106	583,180
[1,3] Ginnie Mae I Pool		3.500%	2/15/39–5/1/43	8,136,303	8,873,189
1	Ginnie Mae I Pool	3.750%	7/15/42	7,376	8,071
1	Ginnie Mae I Pool	3.875%	5/15/42–6/15/42	14,468	15,831
1	Ginnie Mae I Pool	4.000%	6/15/19–5/1/43	5,262,115	5,764,351
[1,3] Ginnie Mae I Pool		4.500%	5/15/19–5/1/43	4,018,657	4,400,718
1	Ginnie Mae I Pool	5.000%	1/15/30–6/1/43	3,120,501	3,422,990
1	Ginnie Mae I Pool	5.500%	11/15/13–5/1/43	2,783,108	3,064,230
[1,3] Ginnie Mae I Pool		6.000%	10/15/16–4/1/43	1,582,988	1,798,917
1	Ginnie Mae I Pool	6.500%	5/15/13–7/15/40	1,454,075	1,667,444
1	Ginnie Mae I Pool	7.000%	11/15/31–12/15/36	139,997	162,094
1	Ginnie Mae I Pool	7.250%	1/15/27–2/15/27	76	78
1	Ginnie Mae I Pool	7.500%	10/15/31	51,052	59,305
1	Ginnie Mae I Pool	7.750%	2/15/27	30	31
1	Ginnie Mae I Pool	8.000%	8/15/31	22,198	25,857
1	Ginnie Mae I Pool	8.500%	5/15/16–6/15/28	4,718	4,945
1	Ginnie Mae I Pool	9.000%	3/15/14–5/15/21	2,579	2,713
1	Ginnie Mae I Pool	9.250%	9/15/16–7/15/17	18	17
1	Ginnie Mae I Pool	9.500%	12/15/13–9/15/21	1,689	1,790
1	Ginnie Mae I Pool	10.000%	2/15/16–7/15/19	37	40
1	Ginnie Mae I Pool	11.000%	7/15/13–2/15/18	3	3
1	Ginnie Mae I Pool	13.500%	12/15/14	2	2
[1,3] Ginnie Mae II Pool		2.500%	5/1/43–7/1/43	60,000	61,059
1	Ginnie Mae II Pool	3.000%	1/20/42–5/20/42	58,994	62,800
1	Ginnie Mae II Pool	3.500%	4/20/42–11/20/42	1,168,336	1,269,527
[1,3] Ginnie Mae II Pool		4.000%	6/20/39–5/1/43	593,720	647,844
[1,3] Ginnie Mae II Pool		4.500%	12/20/32–5/1/43	2,189,163	2,404,736
1	Ginnie Mae II Pool	5.000%	10/20/32–7/20/42	1,564,468	1,726,478
1	Ginnie Mae II Pool	5.500%	1/20/34–7/20/40	252,336	277,671
1	Ginnie Mae II Pool	6.000%	4/20/28–8/20/40	193,335	217,173
1	Ginnie Mae II Pool	6.500%	4/20/37–3/20/41	46,453	53,316
1	Ginnie Mae II Pool	7.000%	10/20/25–5/20/38	478	547
1	Ginnie Mae II Pool	7.500%	6/20/25–8/20/25	297	346
1	Ginnie Mae II Pool	8.000%	12/20/15–9/20/16	31	32
1	Ginnie Mae II Pool	8.500%	3/20/16–1/20/17	285	305
1	Ginnie Mae II Pool	9.000%	6/20/16–9/20/16	72	82
1	Ginnie Mae II Pool	10.000%	7/20/14–8/20/18	19	22
1	Ginnie Mae II Pool	11.000%	6/20/14–2/20/16	4	4
1	Ginnie Mae II Pool	11.250%	9/20/15–2/20/16	18	19
1	Ginnie Mae II Pool	11.500%	1/20/14–11/20/15	3	5
1	Ginnie Mae II Pool	12.000%	6/20/14–12/20/15	11	11
1	Ginnie Mae II Pool	12.500%	5/20/14–7/20/15	2	3

1	Ginnie Mae II Pool	13.000%	11/20/13–11/20/14	1	2
1	Ginnie Mae II Pool	13.500%	8/20/14–10/20/14	2	3
					37,002,996
Nonconventional Mortgage-Backed Securities (1.0%)
[1,2] Fannie Mae REMICS		6.000%	10/25/28–9/25/32	15,274	17,155
[1,2] Freddie Mac REMICS		6.000%	4/15/28–11/15/32	47,125	53,143
[1,4] Ginnie Mae REMICS		0.399%	2/20/37	12,781	12,677
1	Ginnie Mae REMICS	4.500%	6/20/39	14,409	15,547
1	Ginnie Mae REMICS	5.000%	2/16/37–6/16/37	147,637	163,535
1	Ginnie Mae REMICS	5.500%	1/20/33–8/16/36	34,005	39,017
1	Ginnie Mae REMICS	6.000%	10/20/39	50,009	56,988
1	Ginnie Mae REMICS	6.500%	4/20/31	3,411	3,973
					362,035
Total U.S. Government and Agency Obligations (Cost $36,061,520)					37,365,031
Temporary Cash Investments (4.8%)
Repurchase Agreements (4.8%)
	Bank of America Securities, LLC
	(Dated 4/30/13, Repurchase Value
	$27,500,000, collateralized by Federal
	Home Loan Mortgage Corp. 0.000%,
	11/1/13)	0.170%	5/1/13	27,500	27,500
	Bank of Montreal
	(Dated 4/30/13, Repurchase Value
	$100,000,000, collateralized by U.S.
	Treasury Note/Bond 11.250%, 2/15/15)	0.150%	5/1/13	100,000	100,000
	Barclays Capital Inc.
	(Dated 4/30/13, Repurchase Value
	$138,101,000, collateralized by U.S.
	Treasury Note/Bond 5.250%, 11/15/28)	0.150%	5/1/13	138,100	138,100
	Citigroup Global Markets Inc.
	(Dated 4/30/13, Repurchase Value
	$350,001,000, collateralized by U.S.
	Treasury Note/Bond 2.375%-4.625%,
	2/15/17-5/15/40)	0.140%	5/1/13	350,000	350,000
	Credit Suisse Securities (USA), LLC
	(Dated 4/30/13, Repurchase Value
	$6,900,000, collateralized by U.S. Treasury
	Note/Bond 0.250%, 6/30/14)	0.140%	5/1/13	6,900	6,900
	HSBC Bank USA
	(Dated 4/30/13, Repurchase Value
	$526,002,000, collateralized by Federal
	Home Loan Mortgage Corp. 2.500%-
	4.000%, 3/1/28-5/1/43)	0.170%	5/1/13	526,000	526,000
	Morgan Stanley & Co., Inc.
	(Dated 4/30/13, Repurchase Value
	$139,101,000, collateralized by Federal
	National Mortgage Assn. 3.000%-3.500%,
	8/1/42-2/1/43)	0.180%	5/1/13	139,100	139,100
	RBC Capital Markets LLC
	(Dated 4/30/13, Repurchase Value
	$246,501,000, collateralized by Federal
	National Mortgage Assn. 4.000%-5.000%,
	9/1/30-10/1/42)	0.170%	5/1/13	246,500	246,500

TD Securities (USA) LLC
(Dated 4/30/13, Repurchase Value
$278,701,000, collateralized by Federal
National Mortgage Assn. 3.500%-6.000%,
9/1/42-4/1/43)	0.170%	5/1/13	278,700	278,700
				1,812,800
Total Temporary Cash Investments (Cost $1,812,800)				1,812,800
Total Investments (104.1%) (Cost $37,874,320)				39,177,831
Other Assets and Liabilities-Net (-4.1%)[5]				(1,528,827)
Net Assets (100%)				37,649,004

1 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments.
2 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
3 Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of April 30, 2013.
4 Adjustable-rate security.
5 Cash of $11,571,000 has been segregated as initial margin for open futures contracts.

A. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may enter into TBA sells to reduce its exposure to the mortgage-backed securities market or in order to dispose of mortgage-backed securities it owns under delayed-delivery arrangements. For TBA purchases, the fund maintains cash or short-term investments until settlement date in an amount sufficient to meet the purchase price.

C. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The fund forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The fund has also entered into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund's portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold (Other Assets) or Payables for Investment Securities Purchased (Liabilities)

in the Schedule of Investments. The primary risk associated with mortgage dollar rolls is that a counterparty will default on its obligations. This risk is mitigated by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring exposure to each counterparty.

D. Repurchase Agreements: The fund may enter into repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default or bankruptcy by the other party to the agreement, the fund may sell or retain the collateral; however, such action may be subject to legal proceedings.

E. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of April 30, 2013, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	37,365,031	—
Temporary Cash Investments	—	1,812,800	—
Futures Contracts—Liabilities[1]	(986)	—	—
Total	(986)	39,177,831	—
1 Represents variation margin on the last day of the reporting period.

F. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At April 30, 2013, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)
Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short) (Depreciation)
10-Year U.S. Treasury Note	June 2013	10,519	1,402,807	17,044

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

G. At April 30, 2013, the cost of investment securities for tax purposes was $37,924,255,000. Net unrealized appreciation of investment securities for tax purposes was $1,253,576,000, consisting of unrealized gains of $1,295,209,000 on securities that had risen in value since their purchase and $41,633,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Short-Term Investment-Grade Fund

Schedule of Investments
As of April 30, 2013

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (15.1%)
U.S. Government Securities (15.0%)
United States Treasury Inflation Indexed
Bonds	0.125%	4/15/18	416,220	450,558
United States Treasury Note/Bond	0.375%	11/15/14	467,750	469,064
United States Treasury Note/Bond	2.625%	12/31/14	265,000	275,682
[1,2] United States Treasury Note/Bond	2.250%	1/31/15	250,000	258,908
United States Treasury Note/Bond	2.375%	2/28/15	180,000	187,115
United States Treasury Note/Bond	0.375%	3/15/15	63,500	63,689
United States Treasury Note/Bond	2.500%	3/31/15	280,000	292,205
United States Treasury Note/Bond	0.375%	4/15/15	187,712	188,270
United States Treasury Note/Bond	0.125%	4/30/15	2,335,500	2,331,483
United States Treasury Note/Bond	0.250%	5/15/15	364,885	365,115
United States Treasury Note/Bond	2.125%	5/31/15	40,000	41,575
United States Treasury Note/Bond	0.375%	6/15/15	357,021	358,138
United States Treasury Note/Bond	0.250%	7/15/15	63,800	63,820
United States Treasury Note/Bond	1.250%	8/31/15	363	371
United States Treasury Note/Bond	0.375%	3/15/16	75,000	75,152
United States Treasury Note/Bond	0.250%	4/15/16	567,500	566,524
United States Treasury Note/Bond	0.875%	11/30/16	1,000	1,016
United States Treasury Note/Bond	0.625%	5/31/17	55,255	55,531
United States Treasury Note/Bond	0.750%	6/30/17	300,000	302,859
United States Treasury Note/Bond	0.625%	4/30/18	132,500	132,169
United States Treasury Note/Bond	1.500%	8/31/18	50,000	51,985
United States Treasury Note/Bond	1.000%	8/31/19	188,000	188,412
				6,719,641
Conventional Mortgage-Backed Securities (0.0%)
[3,4] Fannie Mae Pool	6.000%	12/1/16–5/1/17	4,012	4,253
[3,4] Fannie Mae Pool	6.500%	9/1/16–9/1/16	3,263	3,495
[3,4] Fannie Mae Pool	7.500%	3/1/15	6	6
[3,4] Freddie Mac Gold Pool	6.000%	3/1/17–4/1/17	2,237	2,383
				10,137
Nonconventional Mortgage-Backed Securities (0.1%)
3,4,5Fannie Mae Pool	2.125%	12/1/32	839	864
3,4,5Fannie Mae Pool	2.250%	6/1/33	5,260	5,630
3,4,5Fannie Mae Pool	2.310%	7/1/32	672	721
3,4,5Fannie Mae Pool	2.335%	5/1/33	4,895	5,238
3,4,5Fannie Mae Pool	2.382%	9/1/32	87	94
3,4,5Fannie Mae Pool	2.611%	2/1/37	1,887	2,045
3,4,5Fannie Mae Pool	2.875%	9/1/32	373	397
3,4,5Fannie Mae Pool	2.885%	8/1/37	706	750
3,4,5Fannie Mae Pool	2.902%	8/1/33	1,659	1,700
3,4,5Fannie Mae Pool	2.910%	8/1/33	4,527	4,775
3,4,5Fannie Mae Pool	2.925%	7/1/33	5,522	5,715
3,4,5Fannie Mae Pool	3.019%	5/1/33	986	1,062
3,4,5Freddie Mac Non Gold Pool	2.375%	8/1/32	2,283	2,410
3,4,5Freddie Mac Non Gold Pool	2.482%	9/1/32	755	831
3,4,5Freddie Mac Non Gold Pool	2.836%	1/1/33–2/1/33	1,291	1,379
3,4,5Freddie Mac Non Gold Pool	2.864%	8/1/37	2,832	2,997
3,4,5Freddie Mac Non Gold Pool	2.970%	10/1/32	678	728

3,4,5Freddie Mac Non Gold Pool		3.018%	9/1/32	1,075	1,108
3,4,5Freddie Mac Non Gold Pool		3.086%	8/1/33	1,430	1,536
					39,980
Total U.S. Government and Agency Obligations (Cost $6,752,589)					6,769,758
Asset-Backed/Commercial Mortgage-Backed Securities (18.6%)
3	Ally Auto Receivables Trust 2010-2	2.090%	5/15/15	46,397	46,734
[3,6] Ally Auto Receivables Trust 2010-3		2.690%	2/15/17	18,850	19,280
3	Ally Auto Receivables Trust 2011-1	2.230%	3/15/16	70,500	71,726
3	Ally Auto Receivables Trust 2012-1	1.210%	7/15/16	14,300	14,458
3	Ally Auto Receivables Trust 2012-SN1	0.700%	12/21/15	11,450	11,464
[3,6] Ally Master Owner Trust Series 2010-2		4.250%	4/15/17	2,600	2,776
[3,6] Ally Master Owner Trust Series 2010-2		4.590%	4/15/17	15,500	16,534
[3,5] Ally Master Owner Trust Series 2010-4		1.269%	8/15/17	64,150	65,079
3,5,6Ally Master Owner Trust Series 2010-4		1.749%	8/15/17	39,172	39,769
3,5,6Ally Master Owner Trust Series 2010-4		2.149%	8/15/17	29,770	30,157
3	Ally Master Owner Trust Series 2012-3	1.210%	6/15/17	54,000	54,521
3	Ally Master Owner Trust Series 2012-5	1.540%	9/15/19	78,200	78,962
[3,5] American Express Credit Account Secured
	Note Trust 2012-1	0.469%	1/15/20	48,500	48,573
[3,5] American Express Credit Account Secured
	Note Trust 2012-4	0.439%	5/15/20	101,400	101,384
[3,5] American Express Credit Account Secured
	Note Trust 2012-4	0.749%	5/15/20	27,755	27,805
[3,5] American Express Issuance Trust II 2013-1		0.479%	2/15/19	131,000	131,358
[3,6] Americold 2010 LLC Trust Series 2010-ART		4.954%	1/14/29	9,520	10,973
[3,6] Americold 2010 LLC Trust Series 2010-ART		6.811%	1/14/29	9,230	11,266
3	AmeriCredit Automobile Receivables Trust
	2012-1	1.230%	9/8/16	7,400	7,458
3	AmeriCredit Automobile Receivables Trust
	2013-1	1.570%	1/8/19	3,200	3,192
3	AmeriCredit Automobile Receivables Trust
	2013-2	1.790%	3/8/19	14,600	14,660
3,5,6Arkle Master Issuer plc Series 2010-1		1.540%	5/17/60	26,540	26,952
3,5,6Arran Residential Mortgages Funding 2010-1
	plc	1.690%	5/16/47	19,800	20,083
3,5,6Arran Residential Mortgages Funding 2011-1
	plc	1.740%	11/19/47	49,030	49,624
6	Australia & New Zealand Banking Group Ltd.	2.400%	11/23/16	30,060	31,625
[3,5] BA Credit Card Trust 2007-A4		0.239%	11/15/19	36,370	36,063
3	Banc of America Commercial Mortgage Trust
	2007-2	5.795%	4/10/49	23,534	27,221
3	Banc of America Funding 2006-H Trust	3.119%	9/20/46	33,285	25,771
3	Banc of America Mortgage 2003-F Trust	3.135%	7/25/33	2,066	2,084
[3,6] Banc of America Re-Remic Trust Series 2011-
	PARK	2.959%	12/10/30	4,900	5,029
3	Bank of America Mortgage 2002-J Trust	3.791%	9/25/32	24	24
3,5,6Bank of America Student Loan Trust 2010-1A		1.076%	2/25/43	50,645	50,871
6	Bank of Montreal	2.625%	1/25/16	25,600	27,016
[3,6] Bank of Montreal		1.950%	1/30/18	46,330	48,350
6	Bank of Nova Scotia	2.150%	8/3/16	44,100	46,153
6	Bank of Nova Scotia	1.950%	1/30/17	16,300	16,998
6	Bank of Nova Scotia	1.750%	3/22/17	11,057	11,464
[3,5] Bank One Issuance Trust Series 2004-C2		0.999%	2/15/17	6,600	6,617
[3,6] Beacon Container Finance LLC 2012-1A		3.720%	9/20/27	16,792	17,380
3	Bear Stearns ARM Trust 2006-4	2.792%	10/25/36	43,017	33,462
3	Bear Stearns ARM Trust 2007-3	2.991%	5/25/47	32,946	27,001

3	Bear Stearns Commercial Mortgage
	Securities Trust 2007-PWR16	5.905%	6/11/40	14,563	16,993
3	Bear Stearns Commercial Mortgage
	Securities Trust 2007-PWR18	5.613%	6/11/50	4,066	4,095
3,5,6BMW Floorplan Master Owner Trust 2012-1A		0.599%	9/15/17	93,500	93,761
3	BMW Vehicle Owner Trust 2011-A	1.030%	2/26/18	3,500	3,528
[3,5] Brazos Higher Education Authority Inc. Series
	2005-3	0.484%	6/25/26	15,150	14,309
[3,5] Brazos Higher Education Authority Inc. Series
	2010-1	1.188%	5/25/29	39,766	40,448
[3,5] Brazos Higher Education Authority Inc. Series
	2011-1	1.088%	2/25/30	48,400	48,957
[3,6] CAL Funding II Ltd. Series 2012-1A		3.470%	10/25/27	8,835	8,997
[3,6] CAL Funding II Ltd. Series 2013-1A		3.350%	3/27/28	15,966	16,092
6	Canadian Imperial Bank of Commerce	2.750%	1/27/16	29,750	31,499
3	Capital Auto Receivables Asset Trust 2013-1	0.970%	1/22/18	18,000	18,100
3	Capital Auto Receivables Asset Trust 2013-1	1.290%	4/20/18	5,600	5,617
3	Capital Auto Receivables Asset Trust 2013-1	1.740%	10/22/18	5,420	5,450
[3,5] Capital One Multi-asset Execution Trust 2003-
	C3	2.449%	7/15/16	33,411	33,595
[3,5] Capital One Multi-asset Execution Trust 2004-
	C2	1.249%	12/15/16	2,940	2,941
[3,5] Capital One Multi-asset Execution Trust 2005-
	A9	0.289%	8/15/18	5,500	5,490
[3,5] Capital One Multi-asset Execution Trust 2006-
	A11	0.289%	6/17/19	36,860	36,685
[3,5] Capital One Multi-asset Execution Trust 2007-
	A1	0.249%	11/15/19	27,690	27,511
[3,5] Capital One Multi-asset Execution Trust 2007-
	A2	0.279%	12/16/19	258,350	256,839
[3,5] Capital One Multi-asset Execution Trust 2007-
	A5	0.239%	7/15/20	144,145	142,672
3,5,6Cards II Trust 2012-4A		0.649%	9/15/17	27,040	27,093
3	CarMax Auto Owner Trust 2010-2	2.040%	10/15/15	29,000	29,419
3	CarMax Auto Owner Trust 2012-3	0.790%	4/16/18	19,500	19,586
3	CD 2007-CD4 Commercial Mortgage Trust	5.205%	12/11/49	12,537	12,547
3	CenterPoint Energy Transition Bond Co. IV,
	LLC 2012-1	2.161%	10/15/21	21,400	22,508
[3,6] CFCRE Commercial Mortgage Securities
	Trust Series 2011-C1	5.733%	4/15/44	3,100	3,468
[3,6] CFCRE Commercial Mortgage Securities
	Trust Series 2011-C2	5.745%	12/15/47	10,045	12,163
[3,5] Chase Issuance Trust 2007-C1		0.659%	4/15/19	30,600	30,254
[3,5] Chase Issuance Trust 2012-A10		0.459%	12/16/19	117,000	117,195
[3,5] Chase Issuance Trust 2012-A2		0.469%	5/15/19	97,200	97,459
3	Chase Issuance Trust 2012-A3	0.790%	6/15/17	102,400	103,081
3	CHL Mortgage Pass-Through Trust 2003-
	HYB3	2.908%	11/19/33	2,713	2,722
3	CHL Mortgage Pass-Through Trust 2006-
	HYB1	2.692%	3/20/36	17,976	12,794
3	CHL Mortgage Pass-Through Trust 2007-
	HYB2	2.882%	2/25/47	21,543	14,245
3	Chrysler Financial Auto Securitization Trust
	2010-A	3.520%	8/8/16	24,676	24,688
[3,6] CIT Equipment Collateral 2012-VT1		1.100%	8/22/16	25,300	25,419
[3,5] Citibank Credit Card Issuance Trust 2005-C2		0.669%	3/24/17	4,380	4,363
[3,5] Citibank Credit Card Issuance Trust 2006-A7		0.340%	12/17/18	31,075	30,913

[3,5] Citibank Credit Card Issuance Trust 2006-A8		0.317%	12/17/18	64,625	64,233
3	Citibank Credit Card Issuance Trust 2007-A8	5.650%	9/20/19	24,075	28,899
[3,5] Citibank Credit Card Issuance Trust 2008-A7		1.574%	5/20/20	61,200	64,485
[3,6] Citibank Omni Master Trust 2009-A13		5.350%	8/15/18	77,575	82,227
3,5,6Citibank Omni Master Trust 2009-A14A		2.949%	8/15/18	134,245	138,526
[3,6] Citibank Omni Master Trust 2009-A17		4.900%	11/15/18	139,312	148,409
[3,6] CitiFinancial Auto Issuance Trust 2009-1		3.150%	8/15/16	3,933	3,944
3	Citigroup Commercial Mortgage Trust 2012-
	GC8	3.024%	9/10/45	4,050	4,208
[3,6] Citigroup Commercial Mortgage Trust 2012-
	GC8	3.683%	9/10/45	2,100	2,232
3	Citigroup Commercial Mortgage Trust 2013-
	GC11	3.093%	4/10/46	6,100	6,283
3	Citigroup Mortgage Loan Trust 2007-AR8	2.802%	7/25/37	1,952	1,562
[3,6] CLI Funding LLC 2011-1A		4.500%	3/18/26	10,372	10,459
[3,6] CLI Funding V LLC 2013-1A		2.830%	3/18/28	26,218	26,136
3	CNH Equipment Trust 2010-B	1.740%	1/17/17	70,060	70,716
3	CNH Equipment Trust 2010-C	1.750%	5/16/16	57,000	57,809
3	CNH Equipment Trust 2011-B	1.290%	9/15/17	3,200	3,237
3	COBALT CMBS Commercial Mortgage Trust
	2007-C2	5.484%	4/15/47	24,600	28,066
3	COMM 2006-C8 Mortgage Trust	5.306%	12/10/46	36,900	41,616
3	COMM 2007-C9 Mortgage Trust	5.811%	12/10/49	1,588	1,591
3	COMM 2012-CCRE2 Mortgage Trust	3.147%	8/15/45	2,925	3,077
3	COMM 2012-CCRE2 Mortgage Trust	3.791%	8/15/45	4,100	4,414
3	COMM 2012-CCRE3 Mortgage Trust	2.822%	11/15/45	9,400	9,592
3	COMM 2012-CCRE4 Mortgage Trust	2.853%	10/15/45	5,955	6,082
3	COMM 2012-CCRE5 Mortgage Trust	2.771%	12/10/45	2,640	2,688
3	COMM 2013-CCRE7 Mortgage Trust	3.213%	3/10/46	3,360	3,497
3	COMM 2013-LC6 Mortgage Trust	2.941%	1/10/46	4,100	4,211
[3,6] COMM MORTGAGE TRUST COMM_13-SFS		2.987%	4/12/35	5,490	5,505
6	Commonwealth Bank of Australia	2.250%	3/16/17	50,220	52,702
6	Credit Suisse AG	1.625%	3/6/15	13,200	13,460
3	Credit Suisse Commercial Mortgage Trust
	Series 2006-C3	5.989%	6/15/38	12,122	13,595
3	Credit Suisse Commercial Mortgage Trust
	Series 2007-C5	5.589%	9/15/40	4,433	4,449
[3,6] Cronos Containers Program Ltd. 2012-2A		3.810%	9/18/27	16,668	17,207
[3,5] Discover Card Execution Note Trust 2010-A2		0.779%	3/15/18	156,400	157,916
[3,5] Discover Card Execution Note Trust 2012-A4		0.569%	11/15/19	87,500	88,017
3	Discover Card Execution Note Trust 2012-A6	1.670%	1/18/22	114,300	115,730
[3,5] Discover Card Execution Note Trust 2013-A1		0.499%	8/17/20	74,900	74,962
6	DNB Boligkreditt AS	1.450%	3/21/18	34,300	34,500
[3,6] Dominos Pizza Master Issuer LLC 2012-1A		5.216%	1/25/42	33,147	37,348
3	Dryrock Issuance Trust Series 2012-2	0.640%	8/15/18	13,500	13,504
[3,6] Enterprise Fleet Financing LLC Series 2011-2		1.430%	10/20/16	23,909	24,006
[3,6] Enterprise Fleet Financing LLC Series 2011-2		1.900%	10/20/16	12,300	12,475
[3,6] Enterprise Fleet Financing LLC Series 2011-3		2.100%	5/20/17	12,201	12,476
[3,6] Enterprise Fleet Financing LLC Series 2012-2		0.720%	4/20/18	31,500	31,526
[3,6] Enterprise Fleet Financing LLC Series 2012-2		0.930%	4/20/18	10,300	10,329
3	First Horizon Mortgage Pass-Through Trust
	2006-AR3	2.072%	11/25/36	14,649	11,786
	First Horizon Mortgage Pass-Through Trust
	2006-AR4	2.576%	1/25/37	34,533	29,606
[3,6] Fontainebleau Miami Beach Trust 2012-FBLU		2.887%	5/5/27	5,070	5,158
3	Ford Credit Auto Lease Trust 2011-B	1.420%	1/15/15	15,000	15,140
[3,6] Ford Credit Auto Lease Trust 2012-B		1.100%	12/15/15	10,050	10,079

3	Ford Credit Auto Lease Trust 2013-A	0.780%	4/15/16	13,500	13,545
3	Ford Credit Auto Lease Trust 2013-A	1.010%	5/15/16	18,050	18,094
3	Ford Credit Auto Lease Trust 2013-A	1.280%	6/15/16	13,780	13,820
3	Ford Credit Auto Owner Trust 2010-A	3.220%	3/15/16	6,040	6,214
3	Ford Credit Auto Owner Trust 2012-A	1.150%	6/15/17	9,750	9,893
3	Ford Credit Auto Owner Trust 2013-A	1.150%	7/15/18	8,200	8,270
3	Ford Credit Auto Owner Trust 2013-A	1.360%	10/15/18	4,000	4,032
3,5,6Ford Credit Floorplan Master Owner Trust A
	Series 2010-3	1.899%	2/15/17	105,517	108,209
[3,6] Ford Credit Floorplan Master Owner Trust A
	Series 2010-3	4.200%	2/15/17	22,356	23,778
[3,6] Ford Credit Floorplan Master Owner Trust A
	Series 2010-3	4.990%	2/15/17	21,000	22,430
3	Ford Credit Floorplan Master Owner Trust A
	Series 2012-2	1.920%	1/15/19	26,800	27,711
3	Ford Credit Floorplan Master Owner Trust A
	Series 2012-4	0.940%	9/15/16	12,100	12,097
3	Ford Credit Floorplan Master Owner Trust A
	Series 2012-4	1.390%	9/15/16	28,200	28,289
3	Ford Credit Floorplan Master Owner Trust A
	Series 2012-5	1.490%	9/15/19	116,300	117,928
3	Ford Credit Floorplan Master Owner Trust A
	Series 2012-5	1.690%	9/15/19	7,200	7,285
3	Ford Credit Floorplan Master Owner Trust A
	Series 2012-5	2.140%	9/15/19	8,650	8,753
3	Ford Credit Floorplan Master Owner Trust A
	Series 2013-1	1.370%	1/15/18	25,699	25,755
3	Ford Credit Floorplan Master Owner Trust A
	Series 2013-1	1.820%	1/15/18	9,660	9,682
[3,6] FRS I LLC 2013-1A		1.800%	4/15/43	7,400	7,432
[3,6] FRS I LLC 2013-1A		3.080%	4/15/43	14,550	14,768
[3,5] GE Capital Credit Card Master Note Trust
	Series 2011-2	1.199%	5/15/19	50,270	50,899
3	GE Capital Credit Card Master Note Trust
	Series 2012-2	2.220%	1/15/22	72,000	75,105
3	GE Capital Credit Card Master Note Trust
	Series 2012-6	1.360%	8/17/20	90,140	91,448
[3,5] GE Dealer Floorplan Master Note Trust Series
	2011-1	0.799%	7/20/16	8,500	8,535
[3,5] GE Dealer Floorplan Master Note Trust Series
	2012-1	0.769%	2/20/17	43,600	43,820
[3,5] GE Dealer Floorplan Master Note Trust Series
	2012-2	0.949%	4/22/19	48,100	48,690
[3,5] GE Dealer Floorplan Master Note Trust Series
	2012-4	0.639%	10/20/17	25,000	25,048
3	GMACM Mortgage Loan Trust 2005-AR6	3.605%	11/19/35	6,333	5,510
[3,6] Golden Credit Card Trust 2012-2A		1.770%	1/15/19	83,300	85,582
3,5,6Golden Credit Card Trust 2012-3A		0.649%	7/17/17	60,000	60,397
3,5,6Golden Credit Card Trust 2013-1A		0.449%	2/15/18	39,200	39,207
[3,5] Granite Master Issuer plc Series 2007-1		0.339%	12/20/54	8,106	7,989
[3,5] Granite Master Issuer plc Series 2007-2		0.280%	12/17/54	2,722	2,681
[3,6] Great America Leasing Receivables 2011-1		2.340%	4/15/16	19,525	19,811
[3,6] Great America Leasing Receivables 2013-1		1.160%	5/15/18	11,500	11,558
3	Greenwich Capital Commercial Funding Corp.
	Commercial Mortgage Trust 2005-GG5	5.224%	4/10/37	9,600	10,459
3	Greenwich Capital Commercial Funding Corp.
	Commercial Mortgage Trust 2006-GG7	6.060%	7/10/38	20,000	22,675

3	GS Mortgage Securities Trust 2006-GG6	5.553%	4/10/38	26,869	29,853
[3,6] GS Mortgage Securities Trust 2010-C2		5.401%	12/10/43	3,530	4,040
[3,6] GS Mortgage Securities Trust 2011-ALF		3.215%	2/10/21	14,370	14,479
[3,6] GS Mortgage Securities Trust 2011-ALF		3.563%	2/10/21	5,025	5,065
[3,6] GS Mortgage Securities Trust 2011-GC3		5.728%	3/10/44	2,280	2,656
[3,6] GS Mortgage Securities Trust 2012-ALOHA		3.551%	4/10/34	10,650	11,384
[3,6] GS Mortgage Securities Trust 2012-BWTR		2.954%	11/5/34	10,860	11,003
[3,6] GS Mortgage Securities Trust 2012-GC6		4.948%	1/10/45	1,000	1,167
3	GS Mortgage Securities Trust 2012-GCJ7	3.377%	5/10/45	2,400	2,577
3	Harley Davidson Motorcycle Trust 2013-1	0.870%	7/15/19	18,350	18,396
3	Harley-Davidson Motorcycle Trust 2010-1	1.530%	9/15/15	28,400	28,538
3	Harley-Davidson Motorcycle Trust 2011-1	1.310%	3/15/17	5,800	5,867
[3,6] Hertz Vehicle Financing LLC 2009-2A		5.290%	3/25/16	15,250	16,434
[3,6] Hertz Vehicle Financing LLC 2010-1A		3.740%	2/25/17	61,900	66,370
[3,6] Hertz Vehicle Financing LLC 2011-1A		3.290%	3/25/18	41,500	44,656
[3,6] Hertz Vehicle Financing LLC 2013-1A		1.830%	8/25/19	80,200	81,031
3,5,6Holmes Master Issuer plc 2011-3A		1.827%	10/21/54	15,688	15,921
[3,6] Hyundai Auto Lease Securitization Trust
	2012-A	1.050%	4/17/17	22,000	22,139
[3,6] Hyundai Auto Lease Securitization Trust
	2013-A	0.660%	6/15/16	20,650	20,675
[3,6] Hyundai Auto Lease Securitization Trust
	2013-A	0.770%	10/17/16	9,952	9,972
3	Hyundai Auto Receivables Trust 2009-A	3.150%	3/15/16	19,426	19,592
3	Hyundai Auto Receivables Trust 2012-B	1.950%	10/15/18	8,100	8,329
[3,6] Icon Brands Holdings LLC 2012-1		4.229%	1/25/43	19,500	20,619
5	Illinois Student Assistance Commission Series
	2010-1	1.326%	4/25/22	31,986	32,357
3	JP Morgan Chase Commercial Mortgage
	Securities Trust 2005-LDP1	4.625%	3/15/46	1,669	1,680
3	JP Morgan Chase Commercial Mortgage
	Securities Trust 2006-LDP9	5.298%	5/15/47	13,846	13,971
3	JP Morgan Chase Commercial Mortgage
	Securities Trust 2007-LDP11	5.987%	6/15/49	26,214	26,366
3	JP Morgan Chase Commercial Mortgage
	Securities Trust 2007-LDP12	5.827%	2/15/51	17,463	17,563
[3,6] JP Morgan Chase Commercial Mortgage
	Securities Trust 2009-IWST	5.633%	12/5/27	6,650	8,039
[3,6] JP Morgan Chase Commercial Mortgage
	Securities Trust 2010-C1	4.608%	6/15/43	2,300	2,583
[3,6] JP Morgan Chase Commercial Mortgage
	Securities Trust 2010-C2	3.616%	11/15/43	3,300	3,609
[3,6] JP Morgan Chase Commercial Mortgage
	Securities Trust 2010-C2	4.070%	11/15/43	3,140	3,531
[3,6] JP Morgan Chase Commercial Mortgage
	Securities Trust 2010-C2	5.710%	11/15/43	6,225	7,307
[3,6] JP Morgan Chase Commercial Mortgage
	Securities Trust 2010-C2	5.710%	11/15/43	7,100	8,110
[3,6] JP Morgan Chase Commercial Mortgage
	Securities Trust 2011-C3	4.388%	2/15/46	17,600	19,901
[3,6] JP Morgan Chase Commercial Mortgage
	Securities Trust 2011-C3	4.717%	2/15/46	8,500	9,895
[3,6] JP Morgan Chase Commercial Mortgage
	Securities Trust 2011-C5	5.492%	8/15/46	4,100	4,924
3	JP Morgan Chase Commercial Mortgage
	Securities Trust 2012-C8	2.829%	10/15/45	2,950	3,006

[3,6] JP Morgan Chase Commercial Mortgage
	Securities Trust 2012-C8	3.424%	10/15/45	6,050	6,302
[3,6] JP Morgan Chase Commercial Mortgage
	Securities Trust 2012-HSBC	3.093%	7/5/32	5,850	6,118
3,5,6Kildare Securities Ltd. 2007-1A		0.401%	12/10/43	13,095	12,654
3,5,6Lanark Master Issuer plc 2012-2A		1.689%	12/22/54	31,650	32,272
3	LB-UBS Commercial Mortgage Trust 2007-C2	5.303%	2/15/40	3,173	3,173
3	LB-UBS Commercial Mortgage Trust 2007-C7	5.866%	9/15/45	34,860	40,213
[3,6] Macquarie Equipment Funding Trust 2011-A		1.910%	4/20/17	14,152	14,245
[3,6] Macquarie Equipment Funding Trust 2012-A		0.850%	10/22/18	13,647	13,698
[3,6] Master Credit Card Trust 2012-2A		1.970%	4/21/17	4,000	4,058
3	MASTR Adjustable Rate Mortgages Trust
	2004-3	2.298%	4/25/34	2,912	2,900
[3,5] MBNA Credit Card Master Note Trust 2004-
	A3	0.459%	8/16/21	17,800	17,694
[3,5] MBNA Credit Card Master Note Trust 2004-
	C2	1.099%	11/15/16	39,715	39,863
3	Mercedes-Benz Auto Lease Trust 2013-A	0.720%	12/17/18	18,500	18,511
[3,6] Mercedes-Benz Master Owner Trust 2012-A		0.790%	11/15/17	51,700	51,759
3	Merrill Lynch Mortgage Investors Trust MLMI
	Series 2003-A2	1.956%	2/25/33	3,212	3,228
3	Merrill Lynch Mortgage Investors Trust MLMI
	Series 2003-A4	2.742%	7/25/33	1,087	1,087
3	Merrill Lynch Mortgage Trust 2007-C1	5.940%	6/12/50	5,274	5,303
3	ML-CFC Commercial Mortgage Trust 2007-6	5.331%	3/12/51	9,326	9,343
[3,6] MMAF Equipment Finance LLC 2009-AA		3.510%	1/15/30	20,450	20,968
[3,6] MMAF Equipment Finance LLC 2011-AA		2.100%	7/15/17	24,275	24,883
[3,6] MMAF Equipment Finance LLC 2011-AA		3.040%	8/15/28	27,800	29,606
[3,6] MMAF Equipment Finance LLC 2012-AA		1.980%	6/10/32	13,800	14,253
3	Morgan Stanley Bank of America Merrill Lynch
	Trust 2012-C5	3.176%	8/15/45	5,870	6,177
3	Morgan Stanley Bank of America Merrill Lynch
	Trust 2012-C5	3.792%	8/15/45	4,000	4,291
3	Morgan Stanley Bank of America Merrill Lynch
	Trust 2012-C6	2.858%	11/15/45	5,700	5,831
[3,6] Morgan Stanley Bank of America Merrill Lynch
	Trust 2012-CKSV	3.277%	10/15/30	12,400	12,506
3	Morgan Stanley Bank of America Merrill Lynch
	Trust 2013-C7	2.918%	2/15/46	6,400	6,558
3	Morgan Stanley Bank of America Merrill Lynch
	Trust 2013-C7	3.214%	2/15/46	2,940	3,009
3	Morgan Stanley Bank of America Merrill Lynch
	Trust 2013-C9	3.102%	5/15/46	2,580	2,657
3	Morgan Stanley Capital I Trust 2006-TOP21	5.090%	10/12/52	159	160
3	Morgan Stanley Capital I Trust 2007-TOP27	5.816%	6/11/42	781	783
3	Morgan Stanley Capital I Trust 2012-C4	3.773%	3/15/45	2,500	2,693
[3,6] Morgan Stanley Capital I Trust 2012-STAR		3.201%	8/5/34	9,420	9,738
3	Morgan Stanley Mortgage Loan Trust 2006-
	8AR	2.406%	6/25/36	16,325	14,628
3,5,6Motor plc 12A		0.698%	2/25/20	40,905	40,931
[3,6] Motor plc 12A		1.286%	2/25/20	12,030	12,071
6	National Australia Bank Ltd.	2.000%	6/20/17	30,200	31,424
3,5,6Navistar Financial Dealer Note Master Owner
	Trust Series 2013-1	0.870%	1/25/18	28,900	28,916
3	Nissan Auto Lease Trust 2012-A	1.130%	5/15/17	13,250	13,363
[3,5] Nissan Master Owner Trust Receivables
	Series 2013-A	0.499%	2/15/18	39,200	39,208

[3,5] Nissan Master Owner Trust Receivables
	Series 2012-A	0.669%	5/15/17	61,700	61,948
6	Norddeutsche Landesbank Girozentrale	0.875%	10/16/15	6,400	6,420
5	North Carolina State Education Assistance
	Authority 2011-1	1.176%	1/26/26	37,100	37,374
[3,5] North Carolina State Education Assistance
	Authority 2011-2	1.076%	7/25/25	5,420	5,466
[3,6] Rental Car Finance Corp. 2011-1A		2.510%	2/25/16	87,600	89,850
3	RFMSI Series 2006-SA2 Trust	3.781%	8/25/36	30,012	24,028
3	RFMSI Series 2006-SA3 Trust	3.925%	9/25/36	11,963	9,413
	Royal Bank of Canada	1.200%	9/19/17	45,300	45,777
3	Santander Drive Auto Receivables Trust
	2013-1	1.760%	1/15/19	4,810	4,808
3	Santander Drive Auto Receivables Trust
	2013-2	1.330%	3/15/18	6,000	6,017
3	Santander Drive Auto Receivables Trust
	2013-2	1.950%	3/15/19	24,200	24,315
3,5,6Silverstone Master Issuer plc 2010-1A		1.776%	1/21/55	30,740	31,617
3,5,6SLM Private Education Loan Trust 2013-1		1.253%	5/17/27	24,000	24,000
[3,6] SLM Private Education Loan Trust 2013-1		2.500%	3/15/47	8,000	7,731
[3,5] SLM Student Loan Trust 2005-5		0.376%	4/25/25	83,550	83,056
[3,5] SLM Student Loan Trust 2005-9		0.396%	1/27/25	26,343	26,292
[3,5] SLM Student Loan Trust 2006-4		0.376%	10/27/25	26,251	25,965
[3,5] SLM Student Loan Trust 2006-5		0.386%	1/25/27	24,500	23,834
[3,5] SLM Student Loan Trust 2006-6		0.386%	10/27/25	36,300	35,561
[3,5] SLM Student Loan Trust 2007-1		0.366%	1/26/26	66,950	64,528
3,5,6SLM Student Loan Trust 2011-A		1.199%	10/15/24	16,801	16,925
[3,6] SLM Student Loan Trust 2011-A		4.370%	4/17/28	12,200	13,549
[3,6] SLM Student Loan Trust 2011-B		3.740%	2/15/29	60,000	65,495
3,5,6SLM Student Loan Trust 2011-C		1.599%	12/15/23	21,133	21,384
[3,6] SLM Student Loan Trust 2011-C		4.540%	10/17/44	22,200	24,925
[3,5] SLM Student Loan Trust 2012-6		0.480%	9/25/19	34,620	34,630
3,5,6SLM Student Loan Trust 2012-B		1.299%	12/15/21	9,438	9,511
[3,6] SLM Student Loan Trust 2012-B		3.480%	10/15/30	15,200	16,274
3,5,6SLM Student Loan Trust 2012-E		0.949%	10/16/23	24,230	24,342
[3,6] SLM Student Loan Trust 2013-B		1.861%	5/15/30	14,750	14,747
[3,6] SLM Student Loan Trust 2013-B		3.690%	5/16/44	6,500	6,270
3,5,6SMART ABS Series 2010-1US Trust		1.699%	12/14/15	46,276	46,686
3,5,6SMART ABS Series 2011-1US Trust		1.049%	10/14/14	5,244	5,254
[3,6] SMART ABS Series 2011-1US Trust		1.770%	10/14/14	15,793	15,852
[3,6] SMART ABS Series 2011-1US Trust		2.520%	11/14/16	42,300	43,244
[3,6] SMART ABS Series 2011-2US Trust		2.310%	4/14/17	26,850	27,570
3	SMART ABS Series 2012-4US Trust	0.970%	3/14/17	26,200	26,294
3	SMART ABS Series 2012-4US Trust	1.250%	8/14/18	9,100	9,094
3	SMART ABS Series 2013-1US Trust	1.050%	10/14/18	18,500	18,438
[3,6] Sonic Capital LLC 2011-1A		5.438%	5/20/41	15,095	16,920
[3,5] South Carolina Student Loan Corp. Revenue
	2010-1	1.276%	7/25/25	30,100	30,529
6	SpareBank 1 Boligkreditt AS	1.750%	11/15/19	21,320	21,243
[3,6] Textainer Marine Containers Ltd. 2011-1A		4.700%	6/15/26	13,720	13,790
6	Toronto-Dominion Bank	1.625%	9/14/16	67,650	69,759
6	Toronto-Dominion Bank	1.500%	3/13/17	59,800	61,398
[3,6] Trinity Rail Leasing LP Series 2012-1A		2.266%	1/15/43	7,011	7,197
3	UBS Commercial Mortgage Trust 2012-C1	4.171%	5/10/45	1,250	1,376
[3,6] UBS-BAMLL Trust 2012-WRM		3.663%	6/10/30	12,000	12,637
3	UBS-Barclays Commercial Mortgage Trust
	2012-C2	2.850%	12/10/45	6,960	7,079

[3,6] VNO 2012-6AVE Mortgage Trust		2.996%	11/15/30	10,700	10,924
3	Volkswagen Auto Lease Trust 2012-A	1.060%	5/22/17	17,750	17,918
3	Volkswagen Auto Loan Enhanced Trust 2012-
	1	1.150%	7/20/18	15,500	15,750
3,5,6Volkswagen Credit Auto Master Owner Trust
	2011-1A	0.879%	9/20/16	50,100	50,372
[3,6] Volvo Financial Equipment LLC 2012-1A		2.380%	9/16/19	5,400	5,520
3	Wachovia Bank Commercial Mortgage Trust
	Series 2006-C27	5.765%	7/15/45	10,013	11,121
3	Wachovia Bank Commercial Mortgage Trust
	Series 2006-C28	5.572%	10/15/48	46,760	53,007
3	Wachovia Bank Commercial Mortgage Trust
	Series 2007-C34	5.569%	5/15/46	16,298	16,354
3	WaMu Mortgage Pass-Through Certificates
	Series 2002-AR18	2.495%	1/25/33	323	323
3	WaMu Mortgage Pass-Through Certificates
	Series 2003-AR7	2.321%	8/25/33	2,204	2,155
3	WaMu Mortgage Pass-Through Certificates
	Series 2003-AR9	2.429%	9/25/33	2,976	2,917
3	Wells Fargo Commercial Mortgage Trust
	2012-LC5	2.918%	10/15/45	4,050	4,171
3	Wells Fargo Commercial Mortgage Trust
	2012-LC5	3.539%	10/15/45	1,650	1,739
3	Wells Fargo Mortgage Backed Securities
	2006-AR14 Trust	2.636%	10/25/36	29,444	26,371
6	Westpac Banking Corp.	1.375%	7/17/15	22,450	22,836
6	Westpac Banking Corp.	2.450%	11/28/16	18,400	19,429
[3,6] WFRBS Commercial Mortgage Trust 2011-C3		4.375%	3/15/44	5,975	6,833
3	WFRBS Commercial Mortgage Trust 2012-
	C10	2.875%	12/15/45	6,900	7,055
3	WFRBS Commercial Mortgage Trust 2012-C7	3.431%	6/15/45	8,700	9,316
3	WFRBS Commercial Mortgage Trust 2012-C7	4.090%	6/15/45	7,396	8,173
3	WFRBS Commercial Mortgage Trust 2012-C8	3.001%	8/15/45	4,400	4,569
3	WFRBS Commercial Mortgage Trust 2012-C9	2.870%	11/15/45	5,800	5,939
3	WFRBS Commercial Mortgage Trust 2012-C9	3.388%	11/15/45	2,860	2,976
3	WFRBS Commercial Mortgage Trust 2013-
	C12	3.560%	3/15/48	2,450	2,595
3	WFRBS Commercial Mortgage Trust 2013-
	C13	3.345%	5/15/45	2,230	2,297
3	World Financial Network Credit Card Master
	Note Trust Series 2011-A	1.610%	12/15/21	19,000	19,238
3	World Omni Automobile Lease Securitization
	Trust 2011-A	1.780%	9/15/16	31,000	31,299
3,5,6World Omni Master Owner Trust 2013-1		0.549%	2/15/18	18,000	18,004
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $8,229,895)					8,358,780
Corporate Bonds (57.0%)
Finance (26.8%)
	Banking (20.8%)
	Abbey National Treasury Services plc	2.875%	4/25/14	19,625	19,990
6	Abbey National Treasury Services plc	3.875%	11/10/14	22,155	22,940
	Abbey National Treasury Services plc	4.000%	4/27/16	54,780	58,838
	American Express Centurion Bank	0.875%	11/13/15	14,640	14,694
	American Express Centurion Bank	6.000%	9/13/17	47,600	56,944
	American Express Co.	6.150%	8/28/17	17,853	21,443
	American Express Co.	7.000%	3/19/18	4,885	6,131
	American Express Credit Corp.	1.750%	6/12/15	12,035	12,304
	American Express Credit Corp.	2.750%	9/15/15	55,697	58,333

American Express Credit Corp.	2.800%	9/19/16	71,075	75,328
American Express Credit Corp.	2.375%	3/24/17	31,210	32,771
Associated Banc-Corp	1.875%	3/12/14	43,900	44,186
Australia & New Zealand Banking Group Ltd.	0.900%	2/12/16	19,500	19,612
6 Australia & New Zealand Banking Group Ltd.	3.250%	3/1/16	38,225	40,723
Australia & New Zealand Banking Group Ltd.	1.875%	10/6/17	41,600	42,972
Bancolombia SA	4.250%	1/12/16	7,820	8,271
Bank of America Corp.	7.375%	5/15/14	30,501	32,531
Bank of America Corp.	5.375%	6/15/14	14,700	15,428
Bank of America Corp.	4.500%	4/1/15	69,150	73,260
Bank of America Corp.	3.700%	9/1/15	5,960	6,272
Bank of America Corp.	1.500%	10/9/15	24,365	24,488
Bank of America Corp.	3.625%	3/17/16	13,175	13,963
Bank of America Corp.	3.750%	7/12/16	6,350	6,763
Bank of America Corp.	6.500%	8/1/16	63,503	73,217
Bank of America Corp.	5.625%	10/14/16	19,010	21,444
Bank of America Corp.	5.420%	3/15/17	33,552	37,154
Bank of America Corp.	3.875%	3/22/17	48,900	52,654
Bank of America Corp.	6.000%	9/1/17	61,384	71,431
Bank of America Corp.	5.750%	12/1/17	21,695	25,165
Bank of America Corp.	2.000%	1/11/18	43,020	43,097
Bank of America NA	5.300%	3/15/17	9,760	10,953
Bank of America NA	6.100%	6/15/17	6,429	7,435
Bank of Montreal	2.500%	1/11/17	90,515	95,171
Bank of Montreal	1.400%	9/11/17	41,105	41,428
Bank of Montreal	1.450%	4/9/18	48,550	48,702
Bank of New York Mellon Corp.	4.950%	3/15/15	41,945	45,278
Bank of New York Mellon Corp.	0.700%	10/23/15	43,910	44,041
Bank of New York Mellon Corp.	2.300%	7/28/16	28,134	29,527
Bank of New York Mellon Corp.	2.400%	1/17/17	28,950	30,389
Bank of New York Mellon Corp.	1.969%	6/20/17	8,100	8,360
Bank of Nova Scotia	2.050%	10/7/15	14,680	15,149
Bank of Nova Scotia	0.750%	10/9/15	29,360	29,396
Bank of Nova Scotia	2.900%	3/29/16	12,255	13,011
Bank of Nova Scotia	2.550%	1/12/17	61,155	64,345
Bank of Nova Scotia	1.375%	12/18/17	22,000	22,129
Bank One Corp.	4.900%	4/30/15	14,615	15,566
Barclays Bank plc	5.200%	7/10/14	71,885	75,682
Barclays Bank plc	2.750%	2/23/15	48,700	50,263
Barclays Bank plc	5.000%	9/22/16	99,175	111,628
BB&T Corp.	2.050%	4/28/14	18,015	18,277
BB&T Corp.	5.700%	4/30/14	27,020	28,436
BB&T Corp.	5.200%	12/23/15	21,527	23,811
BB&T Corp.	3.200%	3/15/16	44,240	46,944
BB&T Corp.	3.950%	4/29/16	9,890	10,747
BB&T Corp.	2.150%	3/22/17	59,751	61,809
BB&T Corp.	4.900%	6/30/17	9,750	11,027
BB&T Corp.	1.600%	8/15/17	21,460	21,755
BB&T Corp.	1.450%	1/12/18	11,705	11,711
BBVA US Senior SAU	4.664%	10/9/15	122,761	127,491
Bear Stearns Cos. LLC	5.300%	10/30/15	22,345	24,652
Bear Stearns Cos. LLC	5.550%	1/22/17	24,450	27,762
Bear Stearns Cos. LLC	6.400%	10/2/17	20,970	25,125
Bear Stearns Cos. LLC	7.250%	2/1/18	28,980	36,221
BNP Paribas SA	3.250%	3/11/15	29,581	30,880
BNP Paribas SA	3.600%	2/23/16	84,830	90,178
BNP Paribas SA	2.375%	9/14/17	174,575	179,069

	BNY Mellon NA	4.750%	12/15/14	22,530	23,991
	Branch Banking & Trust Co.	5.625%	9/15/16	9,510	10,871
	Canadian Imperial Bank of Commerce	1.550%	1/23/18	39,000	39,282
	Capital One Financial Corp.	2.150%	3/23/15	50,725	51,757
	Capital One Financial Corp.	6.150%	9/1/16	4,335	4,972
	Capital One Financial Corp.	6.750%	9/15/17	24,400	29,553
	Capital One NA	1.500%	3/22/18	60,320	60,011
	Citigroup Inc.	6.375%	8/12/14	12,910	13,801
	Citigroup Inc.	5.000%	9/15/14	18,920	19,820
	Citigroup Inc.	5.500%	10/15/14	17,475	18,618
	Citigroup Inc.	6.010%	1/15/15	27,006	29,229
	Citigroup Inc.	4.875%	5/7/15	9,728	10,370
	Citigroup Inc.	4.700%	5/29/15	18,762	20,138
	Citigroup Inc.	4.587%	12/15/15	12,700	13,819
	Citigroup Inc.	5.300%	1/7/16	7,315	8,071
	Citigroup Inc.	1.250%	1/15/16	2,445	2,450
	Citigroup Inc.	3.953%	6/15/16	43,900	47,434
	Citigroup Inc.	5.850%	8/2/16	17,190	19,646
	Citigroup Inc.	4.450%	1/10/17	24,385	26,983
	Citigroup Inc.	6.125%	11/21/17	59,635	70,769
3,6,7Colonial BancGroup Inc.		7.114%	5/29/49	25,100	3
	Comerica Bank	5.700%	6/1/14	17,530	18,395
	Comerica Bank	5.750%	11/21/16	8,700	10,016
	Comerica Bank	5.200%	8/22/17	6,825	7,870
	Commonwealth Bank of Australia	1.950%	3/16/15	45,100	46,231
	Commonwealth Bank of Australia	1.250%	9/18/15	33,150	33,571
6	Commonwealth Bank of Australia	3.250%	3/17/16	30,500	32,524
	Commonwealth Bank of Australia	1.900%	9/18/17	38,825	40,098
	Cooperatieve Centrale Raiffeisen-
	Boerenleenbank BA	2.125%	10/13/15	11,700	12,086
	Cooperatieve Centrale Raiffeisen-
	Boerenleenbank BA	3.375%	1/19/17	121,317	130,593
	Cooperatieve Centrale Raiffeisen-
	Boerenleenbank BA	1.700%	3/19/18	39,050	39,334
	Countrywide Financial Corp.	6.250%	5/15/16	24,370	27,172
	Credit Suisse	2.200%	1/14/14	9,850	9,967
	Credit Suisse	5.500%	5/1/14	71,460	74,986
	Credit Suisse	3.500%	3/23/15	42,440	44,625
	Credit Suisse USA Inc.	4.875%	1/15/15	17,953	19,230
	Credit Suisse USA Inc.	5.125%	8/15/15	45,875	50,269
	Credit Suisse USA Inc.	5.375%	3/2/16	31,175	35,020
	Credit Suisse USA Inc.	5.850%	8/16/16	36,650	42,306
6	Danske Bank A/S	3.875%	4/14/16	34,600	36,750
	Deutsche Bank AG	3.875%	8/18/14	8,280	8,617
	Deutsche Bank AG	3.450%	3/30/15	28,285	29,780
	Deutsche Bank AG	3.250%	1/11/16	94,511	100,257
	Deutsche Bank AG	6.000%	9/1/17	70,867	84,478
	Deutsche Bank Financial LLC	5.375%	3/2/15	6,794	7,238
	Fifth Third Bank	0.900%	2/26/16	43,915	43,868
	Fifth Third Bank	1.450%	2/28/18	43,915	43,981
3	Fifth Third Capital Trust IV	6.500%	4/15/67	395	395
	First Horizon National Corp.	5.375%	12/15/15	47,014	51,217
	Goldman Sachs Group Inc.	5.150%	1/15/14	7,030	7,254
	Goldman Sachs Group Inc.	5.000%	10/1/14	15,515	16,414
	Goldman Sachs Group Inc.	5.125%	1/15/15	62,333	66,623
	Goldman Sachs Group Inc.	3.300%	5/3/15	45,479	47,325
	Goldman Sachs Group Inc.	3.700%	8/1/15	50,131	52,968

Goldman Sachs Group Inc.	5.350%	1/15/16	22,860	25,303
Goldman Sachs Group Inc.	3.625%	2/7/16	62,215	66,145
Goldman Sachs Group Inc.	5.750%	10/1/16	38,000	43,325
Goldman Sachs Group Inc.	5.625%	1/15/17	12,690	14,183
Goldman Sachs Group Inc.	6.250%	9/1/17	59,915	70,367
Goldman Sachs Group Inc.	5.950%	1/18/18	58,585	68,302
Goldman Sachs Group Inc.	2.375%	1/22/18	49,071	49,963
Goldman Sachs Group Inc.	6.150%	4/1/18	30,320	36,053
HSBC Bank USA NA	6.000%	8/9/17	10,110	11,864
HSBC USA Inc.	2.375%	2/13/15	95,532	98,303
HSBC USA Inc.	1.625%	1/16/18	78,465	78,875
HSBC USA Inc.	5.000%	9/27/20	7,815	8,832
6 ING Bank NV	3.750%	3/7/17	30,390	32,629
Intesa Sanpaolo SPA	3.125%	1/15/16	73,200	73,144
Intesa Sanpaolo SPA	3.875%	1/16/18	67,140	67,182
JPMorgan Chase & Co.	4.875%	3/15/14	34,090	35,306
JPMorgan Chase & Co.	5.125%	9/15/14	26,719	28,256
JPMorgan Chase & Co.	3.700%	1/20/15	44,237	46,339
JPMorgan Chase & Co.	4.750%	3/1/15	14,210	15,253
JPMorgan Chase & Co.	1.875%	3/20/15	34,900	35,567
JPMorgan Chase & Co.	3.400%	6/24/15	18,040	18,983
5 JPMorgan Chase & Co.	1.488%	9/1/15	10,570	10,565
JPMorgan Chase & Co.	5.150%	10/1/15	9,850	10,713
JPMorgan Chase & Co.	1.100%	10/15/15	27,325	27,379
JPMorgan Chase & Co.	2.600%	1/15/16	19,937	20,758
JPMorgan Chase & Co.	1.125%	2/26/16	29,275	29,394
JPMorgan Chase & Co.	3.450%	3/1/16	53,570	57,052
JPMorgan Chase & Co.	3.150%	7/5/16	69,876	74,265
JPMorgan Chase & Co.	2.000%	8/15/17	23,900	24,485
JPMorgan Chase & Co.	6.000%	1/15/18	55,695	66,192
JPMorgan Chase & Co.	1.800%	1/25/18	7,500	7,585
JPMorgan Chase Bank NA	5.875%	6/13/16	9,750	11,087
JPMorgan Chase Bank NA	6.000%	7/5/17	8,592	10,070
JPMorgan Chase Bank NA	6.000%	10/1/17	9,755	11,544
KeyBank NA	1.650%	2/1/18	43,050	43,663
Lloyds TSB Bank plc	4.875%	1/21/16	112,452	124,247
Lloyds TSB Bank plc	4.200%	3/28/17	60,950	67,386
Manufacturers & Traders Trust Co.	6.625%	12/4/17	39,089	47,433
Manufacturers & Traders Trust Co.	1.450%	3/7/18	24,395	24,562
3 Manufacturers & Traders Trust Co.	5.629%	12/1/21	9,755	9,989
Mellon Funding Corp.	5.000%	12/1/14	6,100	6,514
Merrill Lynch & Co. Inc.	5.450%	7/15/14	29,825	31,353
Merrill Lynch & Co. Inc.	5.000%	1/15/15	28,828	30,610
Merrill Lynch & Co. Inc.	6.050%	5/16/16	31,402	34,867
Merrill Lynch & Co. Inc.	5.700%	5/2/17	4,570	5,079
Merrill Lynch & Co. Inc.	6.400%	8/28/17	29,252	34,351
Merrill Lynch & Co. Inc.	6.875%	4/25/18	43,040	52,365
Morgan Stanley	2.875%	1/24/14	12,665	12,865
Morgan Stanley	4.750%	4/1/14	53,100	54,778
Morgan Stanley	6.000%	5/13/14	16,354	17,207
Morgan Stanley	4.200%	11/20/14	24,140	25,251
Morgan Stanley	4.100%	1/26/15	36,900	38,610
Morgan Stanley	6.000%	4/28/15	29,560	32,215
Morgan Stanley	4.000%	7/24/15	16,450	17,362
Morgan Stanley	5.375%	10/15/15	65,120	71,088
Morgan Stanley	3.450%	11/2/15	9,750	10,217
Morgan Stanley	1.750%	2/25/16	29,270	29,512

Morgan Stanley	3.800%	4/29/16	59,490	63,316
Morgan Stanley	5.750%	10/18/16	19,595	22,067
Morgan Stanley	5.450%	1/9/17	53,617	60,276
Morgan Stanley	4.750%	3/22/17	24,485	27,107
Morgan Stanley	5.550%	4/27/17	34,145	38,555
Morgan Stanley	6.250%	8/28/17	22,320	26,003
Morgan Stanley	5.950%	12/28/17	23,605	27,545
Morgan Stanley	2.125%	4/25/18	70,325	70,178
National Australia Bank Ltd.	2.000%	3/9/15	21,160	21,708
National Australia Bank Ltd.	1.600%	8/7/15	9,750	9,954
National Australia Bank Ltd.	2.750%	3/9/17	19,460	20,501
6 National Australia Bank Ltd.	1.250%	3/8/18	22,400	22,506
National Bank of Canada	1.500%	6/26/15	3,900	3,962
National Bank of Canada	1.450%	11/7/17	37,600	37,758
National City Bank	5.250%	12/15/16	14,250	16,282
National City Bank	5.800%	6/7/17	14,625	17,120
National City Corp.	4.900%	1/15/15	29,078	31,108
PNC Bank NA	0.800%	1/28/16	26,345	26,425
PNC Bank NA	5.250%	1/15/17	9,760	11,126
PNC Bank NA	4.875%	9/21/17	14,135	16,184
PNC Bank NA	6.000%	12/7/17	4,885	5,872
PNC Bank NA	6.875%	4/1/18	4,197	5,210
PNC Funding Corp.	5.400%	6/10/14	6,820	7,184
PNC Funding Corp.	3.625%	2/8/15	34,200	35,976
PNC Funding Corp.	4.250%	9/21/15	23,385	25,281
PNC Funding Corp.	2.700%	9/19/16	47,770	50,447
Regions Bank	7.500%	5/15/18	13,250	16,443
Regions Financial Corp.	5.750%	6/15/15	20,608	22,512
Regions Financial Corp.	2.000%	5/15/18	27,350	27,247
Royal Bank of Canada	1.150%	3/13/15	19,324	19,557
Royal Bank of Canada	2.625%	12/15/15	4,380	4,599
Royal Bank of Canada	2.875%	4/19/16	73,300	77,945
Royal Bank of Canada	2.300%	7/20/16	37,250	38,924
Royal Bank of Scotland Group plc	2.550%	9/18/15	92,750	95,520
Royal Bank of Scotland NV	4.650%	6/4/18	15,950	16,342
Royal Bank of Scotland plc	4.875%	3/16/15	23,159	24,768
Royal Bank of Scotland plc	3.950%	9/21/15	43,868	46,652
Royal Bank of Scotland plc	4.375%	3/16/16	86,765	94,574
Santander Holdings USA Inc.	3.000%	9/24/15	14,640	15,035
Santander Holdings USA Inc.	4.625%	4/19/16	12,224	13,124
6 Societe Generale SA	3.100%	9/14/15	3,900	4,044
6 Societe Generale SA	3.500%	1/15/16	12,625	13,272
Societe Generale SA	2.750%	10/12/17	64,380	66,813
SouthTrust Corp.	5.800%	6/15/14	25,467	26,833
State Street Bank & Trust Co.	5.300%	1/15/16	7,261	8,097
State Street Corp.	5.375%	4/30/17	19,520	22,663
Sumitomo Mitsui Banking Corp.	1.350%	7/18/15	14,300	14,453
Sumitomo Mitsui Banking Corp.	1.800%	7/18/17	45,320	46,227
5 SunTrust Bank	0.584%	4/1/15	5,855	5,801
SunTrust Banks Inc.	3.600%	4/15/16	33,405	35,693
Svenska Handelsbanken AB	3.125%	7/12/16	23,060	24,592
Svenska Handelsbanken AB	2.875%	4/4/17	29,750	31,676
Svenska Handelsbanken AB	1.625%	3/21/18	19,290	19,526
6 Swedbank AB	2.125%	9/29/17	2,800	2,877
6 Swedbank AB	1.750%	3/12/18	17,595	17,628
Toronto-Dominion Bank	2.500%	7/14/16	23,796	25,056
UBS AG	3.875%	1/15/15	19,873	20,875

UBS AG	5.875%	12/20/17	81,741	97,358
UBS AG	5.750%	4/25/18	115,735	137,715
UBS AG	4.875%	8/4/20	7,750	9,080
Union Bank NA	5.950%	5/11/16	46,300	52,485
Union Bank NA	3.000%	6/6/16	44,870	47,428
Union Bank NA	2.125%	6/16/17	29,740	30,589
US Bancorp	4.200%	5/15/14	4,871	5,062
US Bancorp	2.450%	7/27/15	24,350	25,338
US Bancorp	2.200%	11/15/16	29,205	30,566
US Bancorp	1.650%	5/15/17	44,220	45,302
5 US Bank NA	0.557%	10/14/14	21,100	21,120
US Bank NA	4.950%	10/30/14	19,420	20,670
3 US Bank NA	3.778%	4/29/20	28,050	29,650
Wachovia Bank NA	4.800%	11/1/14	18,500	19,597
Wachovia Bank NA	4.875%	2/1/15	11,750	12,569
Wachovia Bank NA	5.000%	8/15/15	9,750	10,622
Wachovia Bank NA	5.600%	3/15/16	26,540	29,862
Wachovia Bank NA	6.000%	11/15/17	44,673	53,366
Wachovia Corp.	4.875%	2/15/14	13,305	13,756
Wachovia Corp.	5.250%	8/1/14	41,415	43,724
Wachovia Corp.	5.625%	10/15/16	34,080	39,039
Wachovia Corp.	5.750%	2/1/18	40,610	48,424
7 Washington Mutual Bank / Debt not acquired
by JPMorgan	6.875%	6/15/11	21,983	44
Wells Fargo & Co.	4.625%	4/15/14	13,750	14,265
Wells Fargo & Co.	3.676%	6/15/16	53,334	57,518
Wells Fargo & Co.	1.500%	1/16/18	9,765	9,770
Wells Fargo Bank NA	4.750%	2/9/15	11,265	12,036
Westpac Banking Corp.	1.850%	12/9/13	24,015	24,218
Westpac Banking Corp.	4.200%	2/27/15	46,575	49,635
Westpac Banking Corp.	3.000%	8/4/15	27,650	29,063
Westpac Banking Corp.	1.125%	9/25/15	26,500	26,774
Westpac Banking Corp.	3.000%	12/9/15	33,150	35,147
Westpac Banking Corp.	0.950%	1/12/16	19,500	19,646
Westpac Banking Corp.	2.000%	8/14/17	64,200	66,584
Westpac Banking Corp.	1.600%	1/12/18	76,055	77,406

Brokerage (0.1%)
Ameriprise Financial Inc.	5.650%	11/15/15	6,820	7,654
Charles Schwab Corp.	0.850%	12/4/15	14,650	14,733
Franklin Resources Inc.	1.375%	9/15/17	13,650	13,763
Franklin Resources Inc.	2.800%	9/15/22	4,888	5,000
Jefferies Group LLC	5.875%	6/8/14	4,050	4,256
Jefferies Group LLC	3.875%	11/9/15	11,400	11,963
Jefferies Group LLC	5.125%	4/13/18	1,825	2,021
7 Lehman Brothers Holdings E-Capital Trust I	3.589%	8/19/65	9,410	1

Finance Companies (2.0%)
General Electric Capital Corp.	4.750%	9/15/14	10,000	10,567
General Electric Capital Corp.	3.750%	11/14/14	33,995	35,635
General Electric Capital Corp.	2.150%	1/9/15	140	144
General Electric Capital Corp.	3.500%	6/29/15	19,406	20,511
General Electric Capital Corp.	1.625%	7/2/15	24,395	24,853
General Electric Capital Corp.	4.375%	9/21/15	9,264	10,028
General Electric Capital Corp.	2.250%	11/9/15	18,790	19,444
General Electric Capital Corp.	1.000%	12/11/15	6,830	6,881
General Electric Capital Corp.	1.000%	1/8/16	14,640	14,708

General Electric Capital Corp.	5.000%	1/8/16	22,905	25,410
General Electric Capital Corp.	2.950%	5/9/16	24,400	25,800
General Electric Capital Corp.	3.350%	10/17/16	46,380	49,821
General Electric Capital Corp.	2.900%	1/9/17	49,035	52,012
General Electric Capital Corp.	5.400%	2/15/17	19,520	22,434
General Electric Capital Corp.	2.300%	4/27/17	63,110	65,728
General Electric Capital Corp.	5.625%	9/15/17	10,735	12,610
General Electric Capital Corp.	1.600%	11/20/17	28,290	28,664
General Electric Capital Corp.	1.625%	4/2/18	14,640	14,741
General Electric Capital Corp.	5.625%	5/1/18	36,485	43,392
3 General Electric Capital Corp.	6.375%	11/15/67	14,450	15,371
HSBC Finance Corp.	5.250%	4/15/15	19,525	21,100
HSBC Finance Corp.	5.000%	6/30/15	44,605	48,196
HSBC Finance Corp.	5.500%	1/19/16	63,490	70,878
5 HSBC Finance Corp.	0.717%	6/1/16	17,450	17,248
SLM Corp.	3.875%	9/10/15	63,420	66,036
SLM Corp.	6.250%	1/25/16	101,274	110,540
SLM Corp.	6.000%	1/25/17	40,380	43,863
SLM Corp.	4.625%	9/25/17	19,520	20,318

Insurance (2.5%)
ACE INA Holdings Inc.	5.700%	2/15/17	24,037	28,094
Aetna Inc.	1.750%	5/15/17	4,875	4,971
Aetna Inc.	6.500%	9/15/18	11,700	14,481
Aflac Inc.	2.650%	2/15/17	9,750	10,286
Alleghany Corp.	5.625%	9/15/20	8,890	10,375
Allied World Assurance Co. Ltd.	7.500%	8/1/16	19,492	23,155
American International Group Inc.	2.375%	8/24/15	9,750	9,997
American International Group Inc.	5.050%	10/1/15	9,635	10,555
American International Group Inc.	4.875%	9/15/16	33,520	37,321
American International Group Inc.	5.600%	10/18/16	9,770	11,124
American International Group Inc.	3.800%	3/22/17	21,465	23,305
American International Group Inc.	5.450%	5/18/17	13,300	15,235
American International Group Inc.	5.850%	1/16/18	61,431	72,056
American International Group Inc.	8.250%	8/15/18	22,020	28,554
Aspen Insurance Holdings Ltd.	6.000%	8/15/14	4,205	4,455
Assurant Inc.	2.500%	3/15/18	29,300	29,421
Axis Capital Holdings Ltd.	5.750%	12/1/14	44,700	47,905
Axis Specialty Finance LLC	5.875%	6/1/20	2,440	2,867
Berkshire Hathaway Finance Corp.	1.600%	5/15/17	25,180	25,756
Berkshire Hathaway Inc.	3.200%	2/11/15	8,860	9,295
Berkshire Hathaway Inc.	2.200%	8/15/16	4,850	5,105
Berkshire Hathaway Inc.	1.900%	1/31/17	25,140	26,016
Berkshire Hathaway Inc.	1.550%	2/9/18	19,500	19,834
3 Chubb Corp.	6.375%	3/29/67	940	1,043
Cigna Corp.	2.750%	11/15/16	9,600	10,177
CNA Financial Corp.	5.850%	12/15/14	10,130	10,892
CNA Financial Corp.	6.500%	8/15/16	20,495	23,585
CNA Financial Corp.	7.350%	11/15/19	3,900	4,982
Coventry Health Care Inc.	6.125%	1/15/15	25,955	28,058
Genworth Holdings Inc.	5.750%	6/15/14	5,821	6,131
Genworth Holdings Inc.	6.515%	5/22/18	1,950	2,274
Genworth Holdings Inc.	7.700%	6/15/20	3,080	3,785
Hartford Financial Services Group Inc.	4.000%	3/30/15	8,400	8,857
Hartford Financial Services Group Inc.	4.000%	10/15/17	2,585	2,850
6 ING US Inc.	2.900%	2/15/18	37,075	38,149
Jefferson-Pilot Corp.	4.750%	1/30/14	8,780	9,025

Manulife Financial Corp.	3.400%	9/17/15	14,620	15,451
6 MassMutual Global Funding II	3.125%	4/14/16	14,850	15,798
6 MassMutual Global Funding II	2.500%	10/17/22	8,475	8,388
MetLife Inc.	2.375%	2/6/14	39,000	39,577
MetLife Inc.	6.750%	6/1/16	40,950	48,132
MetLife Inc.	1.756%	12/15/17	14,600	14,925
6 Metropolitan Life Global Funding I	1.500%	1/10/18	29,350	29,670
PartnerRe Finance A LLC	6.875%	6/1/18	10,525	12,786
Principal Financial Group Inc.	1.850%	11/15/17	15,600	15,853
6 Principal Life Global Funding I	5.050%	3/15/15	7,750	8,335
6 Principal Life Global Funding II	1.000%	12/11/15	20,500	20,574
3 Progressive Corp.	6.700%	6/15/67	10,730	11,883
Prudential Financial Inc.	5.100%	9/20/14	9,350	9,916
Prudential Financial Inc.	6.200%	1/15/15	11,465	12,476
Prudential Financial Inc.	4.750%	9/17/15	19,095	20,779
Prudential Financial Inc.	3.000%	5/12/16	11,725	12,410
Reinsurance Group of America Inc.	5.625%	3/15/17	12,900	14,668
Reinsurance Group of America Inc.	6.450%	11/15/19	15,073	18,327
Transatlantic Holdings Inc.	5.750%	12/14/15	33,950	37,534
Travelers Cos. Inc.	6.250%	6/20/16	10,125	11,782
Travelers Cos. Inc.	5.750%	12/15/17	9,950	12,022
UnitedHealth Group Inc.	1.400%	10/15/17	24,600	24,845
WellPoint Inc.	5.250%	1/15/16	9,985	11,111
WellPoint Inc.	5.875%	6/15/17	10,500	12,401
XL Group plc	5.250%	9/15/14	42,514	44,954

Other Finance (0.2%)
6 LeasePlan Corp. NV	3.000%	10/23/17	10,250	10,500
NYSE Euronext	2.000%	10/5/17	39,800	40,873
ORIX Corp.	3.750%	3/9/17	19,000	20,068

Real Estate Investment Trusts (1.2%)
Brandywine Operating Partnership LP	5.400%	11/1/14	4,850	5,154
Brandywine Operating Partnership LP	5.700%	5/1/17	12,016	13,616
Brandywine Operating Partnership LP	4.950%	4/15/18	12,000	13,373
DDR Corp.	7.500%	4/1/17	405	485
DDR Corp.	4.750%	4/15/18	19,480	21,827
Digital Realty Trust LP	4.500%	7/15/15	50,080	53,062
Duke Realty LP	7.375%	2/15/15	4,875	5,391
Duke Realty LP	5.950%	2/15/17	9,620	11,040
Duke Realty LP	6.500%	1/15/18	3,470	4,136
ERP Operating LP	6.584%	4/13/15	7,583	8,406
ERP Operating LP	5.125%	3/15/16	15,380	17,083
ERP Operating LP	5.375%	8/1/16	20,380	23,146
6 Goodman Funding Pty Ltd.	6.375%	11/12/20	8,540	10,045
HCP Inc.	3.750%	2/1/16	19,351	20,753
HCP Inc.	6.000%	1/30/17	9,750	11,306
HCP Inc.	5.625%	5/1/17	1,270	1,465
HCP Inc.	6.700%	1/30/18	29,475	35,921
Health Care REIT Inc.	3.625%	3/15/16	8,088	8,631
Health Care REIT Inc.	4.700%	9/15/17	9,565	10,802
Health Care REIT Inc.	2.250%	3/15/18	4,875	4,970
Health Care REIT Inc.	4.125%	4/1/19	15,965	17,595
Hospitality Properties Trust	6.300%	6/15/16	4,875	5,430
Kilroy Realty LP	4.800%	7/15/18	17,860	20,037
Kimco Realty Corp.	5.783%	3/15/16	15,783	17,723
ProLogis LP	6.250%	3/15/17	15,125	17,591

ProLogis LP	4.500%	8/15/17	7,300	8,065
ProLogis LP	6.625%	5/15/18	9,980	12,105
Realty Income Corp.	2.000%	1/31/18	4,870	4,919
Regency Centers LP	5.875%	6/15/17	13,675	15,782
Senior Housing Properties Trust	4.300%	1/15/16	9,700	10,112
Simon Property Group LP	5.100%	6/15/15	9,225	10,070
Simon Property Group LP	6.100%	5/1/16	5,820	6,643
Simon Property Group LP	5.250%	12/1/16	6,226	7,110
Simon Property Group LP	2.800%	1/30/17	19,885	21,031
Simon Property Group LP	5.875%	3/1/17	4,875	5,679
Simon Property Group LP	2.150%	9/15/17	27,035	28,066
Simon Property Group LP	6.125%	5/30/18	31,275	38,319
Ventas Realty LP / Ventas Capital Corp.	2.000%	2/15/18	14,650	14,804
				11,985,001
Industrial (26.8%)
Basic Industry (2.2%)
Air Products & Chemicals Inc.	2.000%	8/2/16	9,825	10,207
Air Products & Chemicals Inc.	1.200%	10/15/17	9,760	9,820
Barrick Gold Corp.	2.900%	5/30/16	35,735	37,246
6 Barrick Gold Corp.	2.500%	5/1/18	6,850	6,848
Barrick Gold Corp.	6.950%	4/1/19	9,900	12,048
6 Barrick International Barbados Corp.	5.750%	10/15/16	14,700	16,700
Barrick North America Finance LLC	6.800%	9/15/18	18,730	22,584
BHP Billiton Finance USA Ltd.	5.500%	4/1/14	55,475	58,098
BHP Billiton Finance USA Ltd.	1.125%	11/21/14	45,775	46,317
BHP Billiton Finance USA Ltd.	1.875%	11/21/16	23,315	24,063
BHP Billiton Finance USA Ltd.	1.625%	2/24/17	48,625	49,740
BHP Billiton Finance USA Ltd.	5.400%	3/29/17	8,865	10,311
BHP Billiton Finance USA Ltd.	6.500%	4/1/19	14,119	17,961
Celulosa Arauco y Constitucion SA	5.125%	7/9/13	4,880	4,904
CF Industries Inc.	6.875%	5/1/18	30,090	36,221
Eastman Chemical Co.	2.400%	6/1/17	20,804	21,618
Ecolab Inc.	2.375%	12/8/14	15,050	15,440
Ecolab Inc.	3.000%	12/8/16	21,907	23,328
Ecolab Inc.	1.450%	12/8/17	13,400	13,436
EI du Pont de Nemours & Co.	5.875%	1/15/14	208	216
EI du Pont de Nemours & Co.	1.950%	1/15/16	33,820	35,037
EI du Pont de Nemours & Co.	2.750%	4/1/16	4,149	4,404
EI du Pont de Nemours & Co.	5.250%	12/15/16	14,804	17,111
EI du Pont de Nemours & Co.	6.000%	7/15/18	33,583	41,438
Freeport-McMoRan Copper & Gold Inc.	1.400%	2/13/15	9,745	9,826
Freeport-McMoRan Copper & Gold Inc.	2.150%	3/1/17	6,820	6,943
6 Freeport-McMoRan Copper & Gold Inc.	2.375%	3/15/18	36,185	36,493
6 Freeport-McMoRan Copper & Gold Inc.	3.100%	3/15/20	15,620	15,730
Goldcorp Inc.	2.125%	3/15/18	14,640	14,669
International Paper Co.	5.300%	4/1/15	4,750	5,135
International Paper Co.	7.950%	6/15/18	7,250	9,342
Nucor Corp.	5.750%	12/1/17	8,790	10,458
Nucor Corp.	5.850%	6/1/18	14,778	17,894
Rio Tinto Finance USA Ltd.	8.950%	5/1/14	90,366	97,780
Rio Tinto Finance USA Ltd.	1.875%	11/2/15	11,632	11,947
Rio Tinto Finance USA Ltd.	2.500%	5/20/16	19,228	20,113
Rio Tinto Finance USA plc	2.000%	3/22/17	27,130	27,858
Rio Tinto Finance USA plc	1.625%	8/21/17	49,832	50,445
Teck Resources Ltd.	3.850%	8/15/17	8,395	9,053
Teck Resources Ltd.	2.500%	2/1/18	4,880	4,954
Vale Overseas Ltd.	6.250%	1/11/16	14,610	16,398

Vale Overseas Ltd.	6.250%	1/23/17	34,040	39,206
6 Xstrata Finance Canada Ltd.	1.800%	10/23/15	29,280	29,586
6 Xstrata Finance Canada Ltd.	3.600%	1/15/17	15,600	16,495

Capital Goods (2.7%)
3M Co.	1.000%	6/26/17	15,310	15,441
6 ABB Treasury Center USA Inc.	2.500%	6/15/16	14,650	15,330
Bemis Co. Inc.	5.650%	8/1/14	10,130	10,720
Boeing Capital Corp.	2.125%	8/15/16	17,810	18,565
Boeing Co.	3.500%	2/15/15	25,710	27,120
Boeing Co.	0.950%	5/15/18	10,665	10,556
Case New Holland Inc.	7.750%	9/1/13	27,925	28,483
Caterpillar Financial Services Corp.	6.125%	2/17/14	24,280	25,392
Caterpillar Financial Services Corp.	1.650%	4/1/14	26,625	26,947
Caterpillar Financial Services Corp.	4.750%	2/17/15	11,900	12,784
Caterpillar Financial Services Corp.	1.100%	5/29/15	17,910	18,132
Caterpillar Financial Services Corp.	2.750%	6/24/15	9,250	9,675
Caterpillar Financial Services Corp.	2.650%	4/1/16	10,520	11,087
Caterpillar Financial Services Corp.	2.050%	8/1/16	24,750	25,776
Caterpillar Financial Services Corp.	1.625%	6/1/17	4,885	5,001
Caterpillar Financial Services Corp.	1.250%	11/6/17	11,950	12,045
Caterpillar Inc.	1.500%	6/26/17	9,750	9,952
CRH America Inc.	5.300%	10/15/13	21,527	21,951
CRH America Inc.	4.125%	1/15/16	38,050	40,522
Danaher Corp.	1.300%	6/23/14	13,300	13,438
Danaher Corp.	2.300%	6/23/16	14,198	14,898
Embraer Overseas Ltd.	6.375%	1/24/17	8,390	9,439
Emerson Electric Co.	5.625%	11/15/13	7,800	8,023
Emerson Electric Co.	4.125%	4/15/15	9,220	9,855
General Dynamics Corp.	1.375%	1/15/15	20,820	21,143
General Dynamics Corp.	2.250%	7/15/16	5,637	5,909
General Dynamics Corp.	1.000%	11/15/17	59,400	59,088
General Electric Co.	0.850%	10/9/15	18,420	18,536
General Electric Co.	5.250%	12/6/17	82,550	97,282
Harsco Corp.	5.125%	9/15/13	8,000	8,131
Harsco Corp.	2.700%	10/15/15	10,192	10,347
Honeywell International Inc.	5.300%	3/1/18	1,510	1,806
Honeywell International Inc.	5.000%	2/15/19	15,960	19,102
Illinois Tool Works Inc.	5.150%	4/1/14	18,725	19,507
Ingersoll-Rand Global Holding Co. Ltd.	6.000%	8/15/13	18,270	18,563
John Deere Capital Corp.	1.250%	12/2/14	11,470	11,627
John Deere Capital Corp.	2.950%	3/9/15	32,950	34,435
John Deere Capital Corp.	0.875%	4/17/15	4,875	4,912
John Deere Capital Corp.	0.950%	6/29/15	16,575	16,725
John Deere Capital Corp.	0.700%	9/4/15	6,350	6,363
John Deere Capital Corp.	0.750%	1/22/16	22,900	22,984
John Deere Capital Corp.	2.250%	6/7/16	28,375	29,618
John Deere Capital Corp.	1.850%	9/15/16	35,330	36,531
John Deere Capital Corp.	2.000%	1/13/17	12,680	13,172
John Deere Capital Corp.	1.400%	3/15/17	19,490	19,815
John Deere Capital Corp.	2.800%	9/18/17	6,570	7,037
John Deere Capital Corp.	1.200%	10/10/17	35,105	35,288
John Deere Capital Corp.	1.300%	3/12/18	19,525	19,663
John Deere Capital Corp.	5.350%	4/3/18	14,635	17,442
L-3 Communications Corp.	3.950%	11/15/16	11,560	12,465
Lockheed Martin Corp.	2.125%	9/15/16	13,985	14,507
Mohawk Industries Inc.	6.375%	1/15/16	6,146	6,891

Precision Castparts Corp.	0.700%	12/20/15	18,045	18,092
Precision Castparts Corp.	1.250%	1/15/18	62,105	62,361
Republic Services Inc.	3.800%	5/15/18	5,686	6,237
Roper Industries Inc.	1.850%	11/15/17	9,760	9,905
United Technologies Corp.	4.875%	5/1/15	3,700	4,025
United Technologies Corp.	1.200%	6/1/15	11,500	11,683
United Technologies Corp.	1.800%	6/1/17	63,360	65,588
United Technologies Corp.	5.375%	12/15/17	25,080	29,856
United Technologies Corp.	4.500%	4/15/20	2,600	3,054
Waste Management Inc.	6.375%	3/11/15	5,817	6,402
Waste Management Inc.	2.600%	9/1/16	8,200	8,602

Communication (4.8%)
America Movil SAB de CV	5.500%	3/1/14	19,966	20,725
America Movil SAB de CV	5.750%	1/15/15	26,875	29,033
America Movil SAB de CV	3.625%	3/30/15	48,771	51,220
America Movil SAB de CV	2.375%	9/8/16	75,160	78,076
America Movil SAB de CV	5.625%	11/15/17	15,730	18,582
American Tower Corp.	4.625%	4/1/15	18,589	19,821
American Tower Corp.	4.500%	1/15/18	4,875	5,410
AT&T Inc.	5.100%	9/15/14	45,013	47,760
AT&T Inc.	0.875%	2/13/15	26,250	26,369
AT&T Inc.	2.500%	8/15/15	61,005	63,306
AT&T Inc.	0.900%	2/12/16	14,700	14,727
AT&T Inc.	2.950%	5/15/16	28,580	30,299
AT&T Inc.	5.625%	6/15/16	22,605	25,765
AT&T Inc.	2.400%	8/15/16	70,021	73,124
AT&T Inc.	1.600%	2/15/17	29,180	29,709
AT&T Inc.	1.700%	6/1/17	79,910	81,465
AT&T Inc.	1.400%	12/1/17	24,400	24,509
AT&T Inc.	5.500%	2/1/18	74,014	87,524
BellSouth Corp.	5.200%	9/15/14	30,175	32,032
6 British Sky Broadcasting Group plc	6.100%	2/15/18	6,010	7,174
6 British Sky Broadcasting Group plc	9.500%	11/15/18	12,464	17,094
6 BSKYB Finance UK plc	5.625%	10/15/15	3,484	3,859
CBS Corp.	1.950%	7/1/17	10,701	10,956
Cellco Partnership / Verizon Wireless Capital
LLC	5.550%	2/1/14	31,216	32,317
Comcast Cable Communications LLC	8.875%	5/1/17	11,250	14,552
Comcast Corp.	6.500%	1/15/15	30,799	33,896
Comcast Corp.	5.850%	11/15/15	13,578	15,338
Comcast Corp.	5.900%	3/15/16	29,275	33,499
Comcast Corp.	6.500%	1/15/17	33,085	39,679
Comcast Corp.	6.300%	11/15/17	31,435	38,504
Comcast Corp.	5.875%	2/15/18	24,722	29,938
Comcast Corp.	5.700%	5/15/18	4,875	5,922
COX Communications Inc.	5.450%	12/15/14	6,667	7,186
Deutsche Telekom International Finance BV	4.875%	7/8/14	3,265	3,439
6 Deutsche Telekom International Finance BV	3.125%	4/11/16	38,016	40,062
6 Deutsche Telekom International Finance BV	2.250%	3/6/17	7,075	7,313
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	4.750%	10/1/14	10,232	10,801
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	3.550%	3/15/15	41,125	43,091
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	3.125%	2/15/16	17,710	18,701

DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	3.500%	3/1/16	12,035	12,848
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	2.400%	3/15/17	17,480	18,102
Discovery Communications LLC	3.700%	6/1/15	40,677	43,103
Embarq Corp.	7.082%	6/1/16	10,195	11,716
France Telecom SA	2.125%	9/16/15	14,288	14,650
France Telecom SA	2.750%	9/14/16	11,740	12,285
Interpublic Group of Cos. Inc.	6.250%	11/15/14	14,650	15,694
NBCUniversal Media LLC	3.650%	4/30/15	18,185	19,278
NBCUniversal Media LLC	2.875%	4/1/16	66,745	70,784
News America Inc.	5.300%	12/15/14	13,550	14,557
Omnicom Group Inc.	5.900%	4/15/16	16,625	18,876
Qwest Corp.	7.500%	10/1/14	9,033	9,771
Qwest Corp.	6.500%	6/1/17	7,003	8,154
Reed Elsevier Capital Inc.	7.750%	1/15/14	9,150	9,590
Rogers Communications Inc.	7.500%	3/15/15	5,299	5,950
TCI Communications Inc.	8.750%	8/1/15	9,860	11,595
Telefonica Emisiones SAU	4.949%	1/15/15	18,925	20,046
Telefonica Emisiones SAU	3.729%	4/27/15	5,860	6,078
Telefonica Emisiones SAU	3.992%	2/16/16	28,375	29,896
Telefonica Emisiones SAU	6.421%	6/20/16	14,670	16,531
Telefonica Emisiones SAU	3.192%	4/27/18	19,540	19,785
Telefonos de Mexico SAB de CV	5.500%	1/27/15	9,775	10,474
Thomson Reuters Corp.	5.700%	10/1/14	22,400	23,970
Time Warner Cable Inc.	7.500%	4/1/14	17,645	18,733
Time Warner Cable Inc.	3.500%	2/1/15	22,325	23,383
Time Warner Cable Inc.	5.850%	5/1/17	17,610	20,592
Verizon Communications Inc.	1.250%	11/3/14	15,850	16,013
Verizon Communications Inc.	4.900%	9/15/15	7,300	7,997
Verizon Communications Inc.	0.700%	11/2/15	24,520	24,442
Verizon Communications Inc.	5.550%	2/15/16	22,097	24,886
Verizon Communications Inc.	2.000%	11/1/16	45,941	47,396
Verizon Communications Inc.	5.500%	4/1/17	13,675	15,819
Verizon Communications Inc.	5.500%	2/15/18	4,875	5,755
Verizon Communications Inc.	6.100%	4/15/18	16,575	20,094
Vodafone Group plc	4.150%	6/10/14	53,226	55,300
Vodafone Group plc	5.375%	1/30/15	6,890	7,445
Vodafone Group plc	0.900%	2/19/16	17,788	17,786
Vodafone Group plc	5.750%	3/15/16	13,871	15,752
Vodafone Group plc	2.875%	3/16/16	47,325	49,892
Vodafone Group plc	5.625%	2/27/17	38,412	44,548
Vodafone Group plc	1.625%	3/20/17	57,141	57,908
Vodafone Group plc	1.250%	9/26/17	45,023	44,775
Vodafone Group plc	1.500%	2/19/18	43,740	43,883
WPP Finance UK	8.000%	9/15/14	23,355	25,515

Consumer Cyclical (3.5%)
Amazon.com Inc.	0.650%	11/27/15	39,040	39,071
Amazon.com Inc.	1.200%	11/29/17	14,640	14,608
6 American Honda Finance Corp.	6.700%	10/1/13	19,400	19,900
6 American Honda Finance Corp.	3.500%	3/16/15	7,200	7,572
6 American Honda Finance Corp.	2.500%	9/21/15	13,870	14,456
6 American Honda Finance Corp.	2.125%	2/28/17	14,330	14,847
6 American Honda Finance Corp.	1.500%	9/11/17	10,566	10,718
AutoZone Inc.	5.750%	1/15/15	11,270	12,202
AutoZone Inc.	5.500%	11/15/15	6,275	6,983

AutoZone Inc.	7.125%	8/1/18	31,557	39,535
Carnival Corp.	1.875%	12/15/17	13,875	13,976
CVS Caremark Corp.	5.750%	6/1/17	23,207	27,489
6 Daimler Finance North America LLC	2.300%	1/9/15	19,480	19,915
6 Daimler Finance North America LLC	2.400%	4/10/17	9,740	10,089
Dollar General Corp.	4.125%	7/15/17	9,760	10,691
Dollar General Corp.	1.875%	4/15/18	6,350	6,385
6 Experian Finance plc	2.375%	6/15/17	20,270	20,804
Ford Motor Credit Co. LLC	3.875%	1/15/15	33,983	35,385
Ford Motor Credit Co. LLC	7.000%	4/15/15	51,889	57,206
Ford Motor Credit Co. LLC	2.750%	5/15/15	33,161	33,995
Ford Motor Credit Co. LLC	5.625%	9/15/15	15,265	16,653
Ford Motor Credit Co. LLC	2.500%	1/15/16	17,080	17,453
Ford Motor Credit Co. LLC	4.207%	4/15/16	22,343	23,876
Ford Motor Credit Co. LLC	3.984%	6/15/16	30,550	32,507
Ford Motor Credit Co. LLC	8.000%	12/15/16	21,465	25,846
Ford Motor Credit Co. LLC	4.250%	2/3/17	13,655	14,703
Ford Motor Credit Co. LLC	3.000%	6/12/17	24,125	25,034
Ford Motor Credit Co. LLC	6.625%	8/15/17	22,403	26,324
Ford Motor Credit Co. LLC	5.000%	5/15/18	19,180	21,387
6 Harley-Davidson Financial Services Inc.	1.150%	9/15/15	34,600	34,682
6 Harley-Davidson Financial Services Inc.	3.875%	3/15/16	12,253	13,154
6 Harley-Davidson Financial Services Inc.	2.700%	3/15/17	16,147	16,780
6 Harley-Davidson Funding Corp.	5.750%	12/15/14	20,635	22,182
Home Depot Inc.	5.400%	3/1/16	32,405	36,673
6 Hyundai Capital America	3.750%	4/6/16	10,980	11,601
6 Hyundai Capital America	4.000%	6/8/17	10,900	11,749
6 Hyundai Capital Services Inc.	4.375%	7/27/16	15,860	17,130
6 Kia Motors Corp.	3.625%	6/14/16	11,454	12,078
Lowe's Cos. Inc.	1.625%	4/15/17	37,494	38,562
Macy's Retail Holdings Inc.	7.875%	7/15/15	15,245	17,502
Macy's Retail Holdings Inc.	5.900%	12/1/16	15,519	18,007
Macy's Retail Holdings Inc.	7.450%	7/15/17	30,090	37,143
Marriott International Inc.	6.375%	6/15/17	6,872	8,081
6 Nissan Motor Acceptance Corp.	4.500%	1/30/15	30,093	31,983
6 Nissan Motor Acceptance Corp.	1.950%	9/12/17	13,530	13,815
6 Nissan Motor Acceptance Corp.	1.800%	3/15/18	6,800	6,851
Nordstrom Inc.	6.750%	6/1/14	7,434	7,923
Nordstrom Inc.	6.250%	1/15/18	14,275	17,262
PACCAR Financial Corp.	1.550%	9/29/14	16,740	17,015
PACCAR Financial Corp.	0.750%	8/14/15	12,680	12,726
PACCAR Financial Corp.	1.600%	3/15/17	12,000	12,259
Staples Inc.	2.750%	1/12/18	7,800	8,019
TJX Cos. Inc.	4.200%	8/15/15	5,360	5,791
Toll Brothers Finance Corp.	5.150%	5/15/15	16,010	16,957
Toyota Motor Credit Corp.	2.000%	9/15/16	19,499	20,197
Toyota Motor Credit Corp.	2.050%	1/12/17	27,380	28,369
Toyota Motor Credit Corp.	1.750%	5/22/17	35,429	36,354
Toyota Motor Credit Corp.	1.250%	10/5/17	21,925	21,973
6 Volkswagen International Finance NV	1.625%	8/12/13	19,525	19,564
6 Volkswagen International Finance NV	1.875%	4/1/14	49,860	50,432
6 Volkswagen International Finance NV	2.375%	3/22/17	14,620	15,180
6 Volkswagen International Finance NV	1.600%	11/20/17	13,500	13,639
Wal-Mart Stores Inc.	1.625%	4/15/14	15,640	15,848
Wal-Mart Stores Inc.	2.875%	4/1/15	11,815	12,385
Wal-Mart Stores Inc.	1.500%	10/25/15	38,550	39,557
Wal-Mart Stores Inc.	0.600%	4/11/16	21,980	22,067

Wal-Mart Stores Inc.	2.800%	4/15/16	17,098	18,210
Wal-Mart Stores Inc.	5.375%	4/5/17	20,315	23,863
Wal-Mart Stores Inc.	1.125%	4/11/18	66,000	66,240
Walgreen Co.	1.000%	3/13/15	48,776	49,137
Walgreen Co.	1.800%	9/15/17	18,967	19,417
6 Wesfarmers Ltd.	1.874%	3/20/18	13,660	13,861
Wyndham Worldwide Corp.	2.950%	3/1/17	7,800	8,034
Wyndham Worldwide Corp.	2.500%	3/1/18	5,125	5,186

Consumer Noncyclical (7.3%)
6 AbbVie Inc.	1.200%	11/6/15	48,775	49,248
6 AbbVie Inc.	1.750%	11/6/17	79,550	81,115
6 AbbVie Inc.	2.000%	11/6/18	16,100	16,430
Actavis Inc.	1.875%	10/1/17	19,520	19,475
Allergan Inc.	5.750%	4/1/16	15,530	17,726
Allergan Inc.	1.350%	3/15/18	7,800	7,881
Altria Group Inc.	8.500%	11/10/13	31,113	32,406
Altria Group Inc.	4.125%	9/11/15	38,477	41,457
AmerisourceBergen Corp.	5.875%	9/15/15	9,228	10,312
Amgen Inc.	1.875%	11/15/14	50,820	51,839
Amgen Inc.	2.300%	6/15/16	33,785	35,136
Amgen Inc.	2.125%	5/15/17	52,020	54,077
Anheuser-Busch Cos. LLC	5.000%	1/15/15	7,480	8,040
Anheuser-Busch Cos. LLC	5.050%	10/15/16	4,875	5,562
Anheuser-Busch InBev Finance Inc.	0.800%	1/15/16	36,100	36,260
Anheuser-Busch InBev Finance Inc.	1.250%	1/17/18	26,840	26,976
Anheuser-Busch InBev Worldwide Inc.	1.500%	7/14/14	39,000	39,526
Anheuser-Busch InBev Worldwide Inc.	5.375%	11/15/14	28,675	30,757
Anheuser-Busch InBev Worldwide Inc.	4.125%	1/15/15	23,605	25,023
Anheuser-Busch InBev Worldwide Inc.	3.625%	4/15/15	19,495	20,645
Anheuser-Busch InBev Worldwide Inc.	0.800%	7/15/15	37,740	37,872
Anheuser-Busch InBev Worldwide Inc.	2.875%	2/15/16	46,615	49,452
Anheuser-Busch InBev Worldwide Inc.	1.375%	7/15/17	68,292	69,260
AstraZeneca plc	5.400%	6/1/14	11,070	11,670
AstraZeneca plc	5.900%	9/15/17	21,480	25,854
AstraZeneca plc	1.950%	9/18/19	9,790	9,964
Baxter International Inc.	5.375%	6/1/18	9,745	11,659
Boston Scientific Corp.	5.450%	6/15/14	4,870	5,112
Boston Scientific Corp.	4.500%	1/15/15	39,300	41,599
Boston Scientific Corp.	6.250%	11/15/15	10,150	11,369
Boston Scientific Corp.	6.400%	6/15/16	20,447	23,389
Bottling Group LLC	5.500%	4/1/16	32,960	37,466
Brown-Forman Corp.	1.000%	1/15/18	5,480	5,463
Cardinal Health Inc.	5.500%	6/15/13	4,245	4,270
Cardinal Health Inc.	1.900%	6/15/17	6,830	6,977
Cardinal Health Inc.	1.700%	3/15/18	6,800	6,845
CareFusion Corp.	5.125%	8/1/14	13,970	14,727
Celgene Corp.	2.450%	10/15/15	34,090	35,360
Celgene Corp.	1.900%	8/15/17	9,610	9,829
Church & Dwight Co. Inc.	3.350%	12/15/15	9,760	10,320
Coca-Cola Co.	1.500%	11/15/15	21,220	21,770
Coca-Cola Co.	1.800%	9/1/16	37,070	38,479
Coca-Cola Co.	1.150%	4/1/18	19,675	19,741
ConAgra Foods Inc.	1.300%	1/25/16	9,760	9,861
ConAgra Foods Inc.	1.900%	1/25/18	54,420	55,286
Constellation Brands Inc.	3.750%	5/1/21	5,130	5,130
Constellation Brands Inc.	4.250%	5/1/23	5,130	5,130

Covidien International Finance SA	2.800%	6/15/15	14,040	14,671
Covidien International Finance SA	6.000%	10/15/17	14,725	17,737
CR Bard Inc.	2.875%	1/15/16	22,350	23,522
Delhaize Group SA	6.500%	6/15/17	13,054	15,107
Diageo Capital plc	7.375%	1/15/14	3,221	3,374
Diageo Capital plc	0.625%	4/29/16	11,725	11,731
Diageo Capital plc	1.500%	5/11/17	33,545	34,192
Diageo Capital plc	1.125%	4/29/18	12,000	11,951
Express Scripts Holding Co.	2.750%	11/21/14	21,430	22,079
Express Scripts Holding Co.	2.100%	2/12/15	29,220	29,904
Express Scripts Holding Co.	3.125%	5/15/16	26,695	28,308
Express Scripts Holding Co.	3.500%	11/15/16	27,425	29,607
Express Scripts Holding Co.	2.650%	2/15/17	38,116	40,039
Genentech Inc.	4.750%	7/15/15	15,730	17,148
General Mills Inc.	0.875%	1/29/16	7,735	7,777
General Mills Inc.	5.700%	2/15/17	5,600	6,536
Gilead Sciences Inc.	2.400%	12/1/14	19,480	20,018
Gilead Sciences Inc.	3.050%	12/1/16	15,960	17,146
GlaxoSmithKline Capital Inc.	4.375%	4/15/14	16,840	17,494
GlaxoSmithKline Capital plc	1.500%	5/8/17	39,865	40,728
6 Hawk Acquisition Sub Inc.	4.250%	10/15/20	4,780	4,840
Hospira Inc.	5.900%	6/15/14	6,825	7,200
Hospira Inc.	6.050%	3/30/17	6,390	7,283
Kellogg Co.	1.750%	5/17/17	10,240	10,470
Koninklijke Philips NV	5.750%	3/11/18	34,920	42,009
Kraft Foods Group Inc.	1.625%	6/4/15	14,625	14,887
Kraft Foods Group Inc.	2.250%	6/5/17	25,360	26,430
Kraft Foods Group Inc.	6.125%	8/23/18	13,725	16,731
Kroger Co.	2.200%	1/15/17	6,895	7,131
Laboratory Corp. of America Holdings	2.200%	8/23/17	9,750	9,923
Life Technologies Corp.	4.400%	3/1/15	14,600	15,442
Lorillard Tobacco Co.	3.500%	8/4/16	28,020	29,729
Lorillard Tobacco Co.	2.300%	8/21/17	18,520	18,848
McKesson Corp.	6.500%	2/15/14	12,970	13,579
McKesson Corp.	0.950%	12/4/15	23,400	23,520
McKesson Corp.	3.250%	3/1/16	16,079	17,176
McKesson Corp.	5.700%	3/1/17	1,375	1,608
McKesson Corp.	1.400%	3/15/18	19,520	19,649
Mead Johnson Nutrition Co.	3.500%	11/1/14	14,000	14,516
Medco Health Solutions Inc.	2.750%	9/15/15	8,774	9,137
Merck & Co. Inc.	2.250%	1/15/16	36,988	38,708
Merck Sharp & Dohme Corp.	4.750%	3/1/15	6,100	6,578
Merck Sharp & Dohme Corp.	4.000%	6/30/15	31,430	33,803
Mondelez International Inc.	6.750%	2/19/14	24,400	25,500
Mondelez International Inc.	4.125%	2/9/16	16,580	18,050
Mondelez International Inc.	6.500%	8/11/17	24,125	29,154
Mondelez International Inc.	6.125%	2/1/18	29,990	36,090
Mondelez International Inc.	6.125%	8/23/18	28,755	34,972
Nabisco Inc.	7.550%	6/15/15	14,640	16,687
Newell Rubbermaid Inc.	2.050%	12/1/17	4,700	4,749
Novartis Capital Corp.	4.125%	2/10/14	31,775	32,681
Novartis Capital Corp.	2.900%	4/24/15	9,950	10,449
PepsiCo Inc.	3.750%	3/1/14	26,150	26,872
PepsiCo Inc.	0.800%	8/25/14	16,405	16,497
PepsiCo Inc.	3.100%	1/15/15	13,475	14,084
PepsiCo Inc.	0.750%	3/5/15	19,495	19,609
PepsiCo Inc.	0.700%	2/26/16	25,300	25,382

PepsiCo Inc.	2.500%	5/10/16	21,805	22,926
PepsiCo Inc.	1.250%	8/13/17	52,965	53,453
6 Pernod-Ricard SA	2.950%	1/15/17	2,925	3,071
6 Pernod-Ricard SA	4.450%	1/15/22	2,925	3,254
Pfizer Inc.	5.350%	3/15/15	37,690	41,009
Pharmacia Corp.	6.500%	12/1/18	8,300	10,513
Philip Morris International Inc.	6.875%	3/17/14	18,431	19,481
Philip Morris International Inc.	2.500%	5/16/16	25,610	26,930
Procter & Gamble Co.	3.500%	2/15/15	1,620	1,708
Procter & Gamble Co.	4.850%	12/15/15	2,925	3,254
Procter & Gamble Co.	1.450%	8/15/16	22,505	23,123
Procter & Gamble Co.	4.700%	2/15/19	26,980	31,960
Reynolds American Inc.	1.050%	10/30/15	6,840	6,862
Reynolds American Inc.	7.625%	6/1/16	15,595	18,573
Reynolds American Inc.	6.750%	6/15/17	2,680	3,225
6 Roche Holdings Inc.	6.000%	3/1/19	20,825	25,996
Safeway Inc.	6.250%	3/15/14	9,650	10,096
Safeway Inc.	3.400%	12/1/16	14,610	15,396
Sanofi	1.200%	9/30/14	39,700	40,163
Sanofi	2.625%	3/29/16	45,760	48,243
Sanofi	1.250%	4/10/18	43,780	43,970
St. Jude Medical Inc.	2.200%	9/15/13	9,745	9,808
St. Jude Medical Inc.	3.750%	7/15/14	18,575	19,318
St. Jude Medical Inc.	2.500%	1/15/16	14,625	15,234
Stryker Corp.	3.000%	1/15/15	13,600	14,177
Stryker Corp.	2.000%	9/30/16	28,935	30,096
Sutter Health California GO	1.090%	8/15/53	10,000	10,000
6 Takeda Pharmaceutical Co. Ltd.	1.031%	3/17/15	38,060	38,373
6 Takeda Pharmaceutical Co. Ltd.	1.625%	3/17/17	27,690	28,268
6 Tesco plc	2.000%	12/5/14	24,490	24,949
6 Tesco plc	2.700%	1/5/17	10,770	11,266
6 Tesco plc	5.500%	11/15/17	11,235	13,139
Teva Pharmaceutical Finance Co. BV	2.400%	11/10/16	12,770	13,412
Teva Pharmaceutical Finance II BV / Teva
Pharmaceutical Finance III LLC	3.000%	6/15/15	35,570	37,248
Teva Pharmaceutical Finance IV LLC	2.250%	3/18/20	15,365	15,645
Thermo Fisher Scientific Inc.	5.000%	6/1/15	2,330	2,503
Thermo Fisher Scientific Inc.	3.200%	3/1/16	19,490	20,566
Thermo Fisher Scientific Inc.	2.250%	8/15/16	13,695	14,095
Tyson Foods Inc.	6.600%	4/1/16	38,530	44,021
Unilever Capital Corp.	0.450%	7/30/15	29,600	29,581
Unilever Capital Corp.	2.750%	2/10/16	4,875	5,152
Unilever Capital Corp.	0.850%	8/2/17	31,090	31,026
Wyeth LLC	5.500%	2/1/14	36,597	37,994
Wyeth LLC	5.500%	2/15/16	9,745	11,080
Wyeth LLC	5.450%	4/1/17	3,270	3,845
6 Zoetis Inc.	1.150%	2/1/16	14,650	14,755
6 Zoetis Inc.	1.875%	2/1/18	19,450	19,721

Energy (3.6%)
Anadarko Petroleum Corp.	5.750%	6/15/14	29,998	31,590
Anadarko Petroleum Corp.	5.950%	9/15/16	48,980	56,443
Anadarko Petroleum Corp.	6.375%	9/15/17	34,633	41,500
Apache Corp.	5.625%	1/15/17	4,750	5,516
Apache Corp.	1.750%	4/15/17	25,955	26,667
BP Capital Markets plc	3.875%	3/10/15	95,055	100,729
BP Capital Markets plc	3.125%	10/1/15	37,918	40,114

BP Capital Markets plc	0.700%	11/6/15	38,500	38,491
BP Capital Markets plc	3.200%	3/11/16	60,984	65,119
BP Capital Markets plc	2.248%	11/1/16	37,575	39,176
BP Capital Markets plc	1.846%	5/5/17	29,575	30,485
BP Capital Markets plc	1.375%	11/6/17	19,000	19,179
Canadian Natural Resources Ltd.	1.450%	11/14/14	16,400	16,609
Canadian Natural Resources Ltd.	4.900%	12/1/14	10,974	11,699
Canadian Natural Resources Ltd.	5.700%	5/15/17	18,951	22,214
Chevron Corp.	1.104%	12/5/17	13,700	13,807
ConocoPhillips	4.750%	2/1/14	10,245	10,573
ConocoPhillips	4.600%	1/15/15	6,830	7,296
ConocoPhillips Canada Funding Co. I	5.625%	10/15/16	34,080	39,647
Ensco plc	3.250%	3/15/16	33,450	35,622
EOG Resources Inc.	2.950%	6/1/15	14,055	14,721
EOG Resources Inc.	2.500%	2/1/16	14,878	15,597
6 GS Caltex Corp.	5.500%	10/15/15	8,300	9,054
Marathon Oil Corp.	0.900%	11/1/15	63,610	63,674
Marathon Oil Corp.	5.900%	3/15/18	17,550	21,015
Noble Holding International Ltd.	3.450%	8/1/15	7,581	7,928
Noble Holding International Ltd.	3.050%	3/1/16	16,130	16,804
Occidental Petroleum Corp.	2.500%	2/1/16	24,500	25,766
Occidental Petroleum Corp.	4.125%	6/1/16	8,344	9,205
Occidental Petroleum Corp.	1.750%	2/15/17	64,910	66,983
Occidental Petroleum Corp.	1.500%	2/15/18	14,600	14,872
Phillips 66	1.950%	3/5/15	22,710	23,224
Phillips 66	2.950%	5/1/17	14,789	15,736
Pioneer Natural Resources Co.	6.650%	3/15/17	4,880	5,738
Plains Exploration & Production Co.	6.875%	2/15/23	17,000	19,380
6 Schlumberger Norge AS	1.950%	9/14/16	39,569	40,870
6 Schlumberger Norge AS	1.250%	8/1/17	19,735	19,752
Shell International Finance BV	4.000%	3/21/14	18,716	19,310
Shell International Finance BV	3.100%	6/28/15	66,170	69,880
Shell International Finance BV	0.625%	12/4/15	21,025	21,142
Shell International Finance BV	5.200%	3/22/17	14,225	16,580
Total Capital Canada Ltd.	1.450%	1/15/18	37,152	37,709
Total Capital International SA	0.750%	1/25/16	21,000	21,053
Total Capital International SA	1.500%	2/17/17	38,115	38,709
Total Capital International SA	1.550%	6/28/17	37,647	38,395
Total Capital SA	3.000%	6/24/15	39,541	41,610
Total Capital SA	3.125%	10/2/15	36,354	38,542
Total Capital SA	2.300%	3/15/16	26,238	27,409
Transocean Inc.	4.950%	11/15/15	74,270	80,405
Transocean Inc.	5.050%	12/15/16	22,375	24,944
Transocean Inc.	2.500%	10/15/17	24,876	25,329
Valero Energy Corp.	4.500%	2/1/15	14,625	15,561
Valero Energy Corp.	6.125%	6/15/17	9,010	10,743
Weatherford International Inc.	6.350%	6/15/17	10,105	11,678
Weatherford International Ltd.	5.500%	2/15/16	9,760	10,706
6 Woodside Finance Ltd.	8.125%	3/1/14	9,375	9,855

Technology (1.8%)
Affiliated Computer Services Inc.	5.200%	6/1/15	9,750	10,435
Agilent Technologies Inc.	5.500%	9/14/15	7,149	7,888
Agilent Technologies Inc.	6.500%	11/1/17	9,500	11,411
Altera Corp.	1.750%	5/15/17	7,375	7,511
Amphenol Corp.	4.750%	11/15/14	19,500	20,607
Apple Inc.	0.450%	5/3/16	19,500	19,465

	Apple Inc.	1.000%	5/3/18	97,800	97,439
	Applied Materials Inc.	2.650%	6/15/16	9,800	10,320
	Baidu Inc.	2.250%	11/28/17	6,850	6,949
	Cisco Systems Inc.	2.900%	11/17/14	5,000	5,196
	Cisco Systems Inc.	5.500%	2/22/16	11,317	12,838
	Computer Sciences Corp.	2.500%	9/15/15	14,630	15,035
	Corning Inc.	1.450%	11/15/17	14,675	14,830
	Dell Inc.	2.100%	4/1/14	8,325	8,389
	Dell Inc.	5.625%	4/15/14	28,250	29,442
	Dell Inc.	2.300%	9/10/15	15,851	15,869
	Dell Inc.	3.100%	4/1/16	3,925	3,958
	Dun & Bradstreet Corp.	3.250%	12/1/17	4,825	5,008
	Hewlett-Packard Co.	6.125%	3/1/14	18,900	19,712
	Hewlett-Packard Co.	4.750%	6/2/14	9,760	10,149
	Hewlett-Packard Co.	2.625%	12/9/14	9,750	9,995
	Hewlett-Packard Co.	2.125%	9/13/15	14,010	14,288
	Hewlett-Packard Co.	2.200%	12/1/15	10,232	10,475
	Hewlett-Packard Co.	2.650%	6/1/16	11,835	12,112
	Hewlett-Packard Co.	3.000%	9/15/16	20,455	21,183
	Hewlett-Packard Co.	5.400%	3/1/17	6,340	7,061
	Hewlett-Packard Co.	2.600%	9/15/17	8,320	8,493
	Intel Corp.	1.950%	10/1/16	7,780	8,078
	Intel Corp.	1.350%	12/15/17	113,567	114,690
	International Business Machines Corp.	0.875%	10/31/14	10,865	10,951
	International Business Machines Corp.	2.000%	1/5/16	22,550	23,389
	International Business Machines Corp.	1.950%	7/22/16	33,175	34,306
	International Business Machines Corp.	1.250%	2/6/17	19,600	19,875
	International Business Machines Corp.	5.700%	9/14/17	1,900	2,275
	International Business Machines Corp.	1.250%	2/8/18	24,400	24,786
	Microsoft Corp.	1.625%	9/25/15	10,574	10,870
	Microsoft Corp.	0.875%	11/15/17	14,500	14,484
	Oracle Corp.	3.750%	7/8/14	13,000	13,519
	Oracle Corp.	5.250%	1/15/16	18,245	20,517
	Oracle Corp.	1.200%	10/15/17	39,025	39,297
	Texas Instruments Inc.	2.375%	5/16/16	12,675	13,320
	Xerox Corp.	4.250%	2/15/15	29,580	31,216
	Xerox Corp.	2.950%	3/15/17	7,800	8,101

	Transportation (0.9%)
	Burlington Northern Santa Fe LLC	4.875%	1/15/15	5,380	5,768
	Burlington Northern Santa Fe LLC	5.650%	5/1/17	4,875	5,727
	Canadian National Railway Co.	4.950%	1/15/14	8,125	8,388
3	Continental Airlines 1997-4 Class A Pass
	Through Trust	6.900%	7/2/19	7,135	7,777
3	Continental Airlines 1998-1 Class A Pass
	Through Trust	6.648%	3/15/19	3,697	4,002
3	Continental Airlines 2000-1 Class A-1 Pass
	Through Trust	8.048%	11/1/20	6,293	7,284
3	Continental Airlines 2005-ERJ1 Pass Through
	Trust	9.798%	4/1/21	5,966	6,756
3	Continental Airlines 2012-2 Class B Pass
	Through Trust	5.500%	4/29/22	3,375	3,544
	CSX Corp.	5.500%	8/1/13	14,120	14,293
	CSX Corp.	6.250%	4/1/15	11,557	12,759
	CSX Corp.	6.250%	3/15/18	30,405	37,063
[3,8] Delta Air Lines 2002-1 Class G-1 Pass
	Through Trust	6.718%	7/2/24	5,012	5,601

3	Delta Air Lines 2010-1 Class A Pass Through
	Trust	6.200%	1/2/20	14,301	16,375
3	Delta Air Lines 2012-1 Class A Pass Through
	Trust	4.750%	11/7/21	5,100	5,572
6	ERAC USA Finance LLC	2.250%	1/10/14	49,660	50,200
6	ERAC USA Finance LLC	5.600%	5/1/15	10,245	11,169
6	ERAC USA Finance LLC	1.400%	4/15/16	8,775	8,830
6	ERAC USA Finance LLC	6.375%	10/15/17	4,220	5,080
	JB Hunt Transport Services Inc.	3.375%	9/15/15	11,790	12,285
3,5,8JetBlue Airways 2004-1 G-1 Pass Through
	Trust	0.655%	6/15/15	3,064	3,046
3,5,8JetBlue Airways 2004-1 G-2 Pass Through
	Trust	0.700%	9/15/15	19,025	18,607
3,5,8JetBlue Airways 2004-2 G-2 Pass Through
	Trust	0.740%	5/15/18	9,655	8,774
6	Kansas City Southern de Mexico SA de CV	2.350%	5/15/20	4,880	4,888
	Norfolk Southern Corp.	5.257%	9/17/14	12,315	13,096
	Norfolk Southern Corp.	5.750%	1/15/16	4,960	5,599
6	Penske Truck Leasing Co. LP / PTL Finance
	Corp.	2.500%	7/11/14	15,000	15,290
	Ryder System Inc.	5.850%	3/1/14	5,150	5,364
	Ryder System Inc.	3.150%	3/2/15	17,450	18,103
	Ryder System Inc.	3.600%	3/1/16	25,775	27,228
	Ryder System Inc.	2.500%	3/1/17	12,635	13,051
3	Southwest Airlines Co. 2007-1 Pass Through
	Trust	6.150%	2/1/24	2,188	2,587
	United Parcel Service Inc.	1.125%	10/1/17	12,850	12,970
	United Parcel Service Inc.	5.500%	1/15/18	14,239	17,058
	United Parcel Service Inc.	5.125%	4/1/19	4,490	5,402
					12,029,607
Utilities (3.4%)
	Electric (2.7%)
	Ameren Illinois Co.	6.125%	11/15/17	3,270	3,966
	American Electric Power Co. Inc.	1.650%	12/15/17	24,620	24,884
	Appalachian Power Co.	5.000%	6/1/17	3,265	3,722
	Arizona Public Service Co.	5.800%	6/30/14	8,050	8,530
	Arizona Public Service Co.	4.650%	5/15/15	5,850	6,300
	Baltimore Gas & Electric Co.	5.900%	10/1/16	6,810	7,890
	CenterPoint Energy Inc.	5.950%	2/1/17	4,880	5,679
	CenterPoint Energy Inc.	6.500%	5/1/18	4,110	5,082
	CMS Energy Corp.	4.250%	9/30/15	22,075	23,731
	CMS Energy Corp.	6.550%	7/17/17	1,615	1,930
	CMS Energy Corp.	5.050%	2/15/18	17,561	20,173
	Commonwealth Edison Co.	4.700%	4/15/15	2,807	3,026
	Commonwealth Edison Co.	5.950%	8/15/16	15,777	18,296
	Commonwealth Edison Co.	1.950%	9/1/16	31,705	32,864
	Commonwealth Edison Co.	6.150%	9/15/17	20,046	24,246
	Commonwealth Edison Co.	5.800%	3/15/18	23,100	27,914
	Consumers Energy Co.	5.500%	8/15/16	4,530	5,221
	Consumers Energy Co.	5.150%	2/15/17	14,095	16,177
	DTE Electric Co.	5.600%	6/15/18	3,420	4,150
	Duke Energy Carolinas LLC	5.300%	10/1/15	10,750	11,974
	Duke Energy Carolinas LLC	1.750%	12/15/16	6,950	7,176
	Duke Energy Carolinas LLC	5.100%	4/15/18	19,172	22,766
	Duke Energy Carolinas LLC	7.000%	11/15/18	21,000	27,228
	Duke Energy Corp.	3.350%	4/1/15	4,875	5,113
	Duke Energy Florida Inc.	0.650%	11/15/15	7,390	7,398

	Duke Energy Florida Inc.	5.100%	12/1/15	37,035	41,262
	Duke Energy Florida Inc.	5.800%	9/15/17	4,875	5,815
	Duke Energy Florida Inc.	5.650%	6/15/18	12,550	15,203
	Duke Energy Progress Inc.	5.125%	9/15/13	12,286	12,501
	Duke Energy Progress Inc.	5.150%	4/1/15	4,900	5,332
	Duke Energy Progress Inc.	5.250%	12/15/15	14,870	16,729
	Entergy Corp.	3.625%	9/15/15	18,420	19,279
	Entergy Corp.	4.700%	1/15/17	8,275	9,059
	Entergy Louisiana LLC	1.875%	12/15/14	10,350	10,560
	Exelon Corp.	4.900%	6/15/15	9,760	10,560
[3,6] FPL Energy Marcus Hook LP		7.590%	7/10/18	17,263	18,126
	Georgia Power Co.	0.750%	8/10/15	16,915	17,007
	Georgia Power Co.	0.625%	11/15/15	33,625	33,647
	Georgia Power Co.	3.000%	4/15/16	6,885	7,339
	Georgia Power Co.	5.700%	6/1/17	5,285	6,250
6	Iberdrola Finance Ireland Ltd.	3.800%	9/11/14	55,952	57,589
	LG&E & KU Energy LLC	2.125%	11/15/15	10,720	11,018
	Louisville Gas & Electric Co.	1.625%	11/15/15	5,040	5,175
	MidAmerican Energy Co.	4.650%	10/1/14	4,880	5,171
	MidAmerican Energy Co.	5.300%	3/15/18	23,700	28,194
	MidAmerican Energy Holdings Co.	5.000%	2/15/14	3,000	3,105
	MidAmerican Energy Holdings Co.	5.750%	4/1/18	18,116	21,844
	National Rural Utilities Cooperative Finance
	Corp.	4.750%	3/1/14	13,330	13,822
	National Rural Utilities Cooperative Finance
	Corp.	1.000%	2/2/15	7,795	7,875
	National Rural Utilities Cooperative Finance
	Corp.	1.900%	11/1/15	12,270	12,646
	National Rural Utilities Cooperative Finance
	Corp.	3.050%	3/1/16	7,800	8,296
	National Rural Utilities Cooperative Finance
	Corp.	5.450%	4/10/17	3,900	4,553
	National Rural Utilities Cooperative Finance
	Corp.	5.450%	2/1/18	26,908	32,044
	Nevada Power Co.	5.875%	1/15/15	27,660	30,060
	Nevada Power Co.	6.500%	5/15/18	16,550	20,493
	NextEra Energy Capital Holdings Inc.	1.200%	6/1/15	33,575	33,859
	NextEra Energy Capital Holdings Inc.	2.600%	9/1/15	29,535	30,578
	NextEra Energy Capital Holdings Inc.	7.875%	12/15/15	14,650	17,178
3	NextEra Energy Capital Holdings Inc.	6.350%	10/1/66	5,895	6,256
6	Niagara Mohawk Power Corp.	3.553%	10/1/14	4,830	5,019
	Northern States Power Co.	5.250%	3/1/18	2,890	3,452
	Ohio Power Co.	6.000%	6/1/16	5,928	6,783
	Pacific Gas & Electric Co.	5.625%	11/30/17	5,444	6,519
	PacifiCorp	5.650%	7/15/18	7,810	9,522
	Pennsylvania Electric Co.	6.050%	9/1/17	5,445	6,407
	PG&E Corp.	5.750%	4/1/14	52,933	55,362
	PPL Energy Supply LLC	5.400%	8/15/14	8,725	9,216
	Public Service Co. of Colorado	5.500%	4/1/14	6,825	7,144
	Public Service Co. of Colorado	5.800%	8/1/18	9,680	11,915
	Public Service Electric & Gas Co.	5.000%	8/15/14	9,500	10,049
	Public Service Electric & Gas Co.	2.700%	5/1/15	13,500	14,089
	Sierra Pacific Power Co.	6.000%	5/15/16	16,060	18,508
	Southern California Edison Co.	5.000%	1/15/14	3,300	3,407
	Southern California Edison Co.	5.750%	3/15/14	12,925	13,511
	Southwestern Electric Power Co.	5.550%	1/15/17	2,010	2,289
	Southwestern Electric Power Co.	5.875%	3/1/18	6,980	8,215

Tampa Electric Co.	6.100%	5/15/18	7,990	9,849
TECO Finance Inc.	4.000%	3/15/16	10,895	11,767
TECO Finance Inc.	6.572%	11/1/17	5,710	6,962
6 Trans-Allegheny Interstate Line Co.	4.000%	1/15/15	53,650	56,207
Union Electric Co.	6.400%	6/15/17	12,271	14,849
3 Wisconsin Energy Corp.	6.250%	5/15/67	5,460	5,945

Natural Gas (0.7%)
Atmos Energy Corp.	4.950%	10/15/14	6,260	6,644
Colorado Interstate Gas Co. LLC	6.800%	11/15/15	49,532	56,756
El Paso Pipeline Partners Operating Co. LLC	4.100%	11/15/15	38,508	41,396
Enbridge Energy Partners LP	5.350%	12/15/14	2,440	2,608
3 Enbridge Energy Partners LP	8.050%	10/1/77	1,860	2,151
Energy Transfer Partners LP	5.950%	2/1/15	9,842	10,652
Energy Transfer Partners LP	6.125%	2/15/17	19,583	22,698
Energy Transfer Partners LP	6.700%	7/1/18	20,259	24,817
6 Gulfstream Natural Gas System LLC	6.950%	6/1/16	4,850	5,648
Kinder Morgan Energy Partners LP	5.625%	2/15/15	8,770	9,518
Kinder Morgan Energy Partners LP	3.500%	3/1/16	25,785	27,612
Kinder Morgan Energy Partners LP	6.000%	2/1/17	15,835	18,464
Kinder Morgan Energy Partners LP	5.950%	2/15/18	2,700	3,247
Magellan Midstream Partners LP	6.450%	6/1/14	3,650	3,872
Sempra Energy	6.500%	6/1/16	33,254	38,636
Sempra Energy	2.300%	4/1/17	36,630	38,237
Southern California Gas Co.	5.500%	3/15/14	7,979	8,317
6 Southern Natural Gas Co. LLC	5.900%	4/1/17	5,510	6,435
3 TransCanada PipeLines Ltd.	6.350%	5/15/67	5,550	5,923
				1,534,478
Total Corporate Bonds (Cost $25,010,649)				25,549,086
Sovereign Bonds (U.S. Dollar-Denominated) (7.0%)
6 Abu Dhabi National Energy Co.	4.750%	9/15/14	11,700	12,227
6 Abu Dhabi National Energy Co.	2.500%	1/12/18	1,000	1,015
6 ADCB Finance Cayman Ltd.	4.750%	10/8/14	5,000	5,223
6 Banco del Estado de Chile	3.875%	2/8/22	2,000	2,122
6 Banco do Brasil SA	4.500%	1/22/15	8,500	8,883
Banco do Brasil SA	3.875%	1/23/17	11,085	11,693
6 Banco do Nordeste do Brasil SA	3.625%	11/9/15	2,000	2,065
6 Banco do Nordeste do Brasil SA	4.375%	5/3/19	3,900	4,008
6 Banco Latinoamericano de Comercio Exterior
SA	3.750%	4/4/17	18,100	18,737
6 Bank Nederlandse Gemeenten	1.375%	3/23/15	14,600	14,853
6 Bank Nederlandse Gemeenten	2.500%	1/23/23	2,450	2,470
6 Caisse d'Amortissement de la Dette Sociale	1.750%	2/24/15	4,850	4,965
6 Caisse d'Amortissement de la Dette Sociale	1.375%	1/29/18	4,875	4,923
6 Caixa Economica Federal	2.375%	11/6/17	12,375	12,083
6 Centrais Eletricas Brasileiras SA	7.750%	11/30/15	2,250	2,565
6 Central American Bank for Economic
Integration	5.375%	9/24/14	7,000	7,416
6 CNOOC Finance 2012 Ltd.	3.875%	5/2/22	1,800	1,905
6 CNPC General Capital Ltd.	1.450%	4/16/16	2,000	2,006
6 CNPC General Capital Ltd.	2.750%	4/19/17	4,875	5,070
6 CNPC HK Overseas Capital Ltd.	3.125%	4/28/16	5,000	5,251
Corp. Andina de Fomento	3.750%	1/15/16	69,219	73,440
Corp. Andina de Fomento	5.750%	1/12/17	8,900	10,182
6 Corp. Financiera de Desarrollo SA	4.750%	2/8/22	4,825	5,210
6 Corp. Nacional del Cobre de Chile	4.750%	10/15/14	2,460	2,585

6	Corp. Nacional del Cobre de Chile	3.750%	11/4/20	9,775	10,440
6	Corp. Nacional del Cobre de Chile	3.875%	11/3/21	10,300	11,034
6	Corp. Nacional Del Cobre de Chile	3.000%	7/17/22	1,925	1,933
9	Development Bank of Japan Inc.	2.875%	4/20/15	5,000	5,235
9	Development Bank of Japan Inc.	2.750%	3/15/16	6,900	7,336
9	Development Bank of Japan Inc.	5.125%	2/1/17	4,800	5,553
6	Development Bank of Kazakhstan JSC	5.500%	12/20/15	620	662
	Development Bank of Kazakhstan JSC	5.500%	12/20/15	310	331
6	Development Bank of Kazakhstan JSC	4.125%	12/10/22	3,000	2,932
6,10 Dexia Credit Local SA		2.750%	4/29/14	25,300	25,628
6	Electricite de France SA	5.500%	1/26/14	2,970	3,075
6	Emirate of Abu Dhabi	5.500%	4/8/14	14,390	15,037
[3,6] ENA Norte Trust		4.950%	4/25/28	1,959	2,039
	European Investment Bank	2.875%	1/15/15	19,500	20,347
	European Investment Bank	2.750%	3/23/15	8,750	9,141
	European Investment Bank	1.125%	4/15/15	30,000	30,462
	European Investment Bank	1.625%	9/1/15	9,725	10,005
	European Investment Bank	2.500%	5/16/16	5,000	5,300
	Export-Import Bank of Korea	8.125%	1/21/14	4,850	5,096
6	Export-Import Bank of Korea	5.250%	2/10/14	2,550	2,628
	Export-Import Bank of Korea	5.875%	1/14/15	23,270	25,030
	Export-Import Bank of Korea	5.125%	3/16/15	9,600	10,256
	Export-Import Bank of Korea	4.125%	9/9/15	33,625	35,728
	Export-Import Bank of Korea	3.750%	10/20/16	18,695	20,097
	Export-Import Bank of Korea	4.000%	1/11/17	31,600	34,235
	Export-Import Bank of Korea	4.000%	1/29/21	4,900	5,316
6	Federation of Malaysia	2.991%	7/6/16	4,875	5,114
	Federative Republic of Brazil	7.875%	3/7/15	27,325	30,789
	Federative Republic of Brazil	6.000%	1/17/17	74,470	87,130
3	Federative Republic of Brazil	8.000%	1/15/18	2,778	3,250
	Federative Republic of Brazil	5.875%	1/15/19	12,800	15,642
	Federative Republic of Brazil	4.875%	1/22/21	2,000	2,376
6	Hrvatska Elektroprivreda	6.000%	11/9/17	2,925	3,107
	Hydro-Quebec	2.000%	6/30/16	15,900	16,652
6	Industrial Bank of Korea	7.125%	4/23/14	6,700	7,066
6	IPIC GMTN Ltd.	3.750%	3/1/17	2,850	3,055
9	Japan Bank for International Cooperation	2.875%	2/2/15	30,500	31,797
9	Japan Bank for International Cooperation	1.875%	9/24/15	60,350	62,308
9	Japan Bank for International Cooperation	2.500%	1/21/16	19,500	20,502
9	Japan Bank for International Cooperation	2.500%	5/18/16	22,000	23,310
9	Japan Bank for International Cooperation	2.250%	7/13/16	34,090	35,865
9	Japan Finance Organization for Municipalities	4.625%	4/21/15	8,900	9,607
9	Japan Finance Organization for Municipalities	4.000%	1/13/21	9,750	11,306
9	Japan Highway Public Corp.	4.625%	10/24/13	4,900	5,049
6	KazMunaiGaz Finance Sub BV	11.750%	1/23/15	4,400	5,088
6	Kingdom of Spain	4.000%	3/6/18	3,800	3,850
6	Kommunalbanken AS	2.375%	1/19/16	5,875	6,171
	Korea Development Bank	5.750%	9/10/13	6,900	7,011
	Korea Development Bank	8.000%	1/23/14	9,550	10,009
	Korea Development Bank	4.375%	8/10/15	15,460	16,470
	Korea Development Bank	3.250%	3/9/16	25,060	26,266
	Korea Development Bank	4.000%	9/9/16	4,000	4,315
	Korea Development Bank	3.875%	5/4/17	24,125	26,082
	Korea Development Bank	3.500%	8/22/17	25,475	27,292
6	Korea Electric Power Corp.	3.000%	10/5/15	10,800	11,181
6	Korea Expressway Corp.	5.125%	5/20/15	3,900	4,175
6	Korea Expressway Corp.	1.875%	10/22/17	7,000	6,960

	Korea Finance Corp.	3.250%	9/20/16	9,800	10,318
	Korea Finance Corp.	2.250%	8/7/17	7,725	7,835
6	Korea Gas Corp.	6.000%	7/15/14	4,500	4,742
6	Korea Hydro & Nuclear Power Co. Ltd.	6.250%	6/17/14	2,782	2,928
6	Korea Hydro & Nuclear Power Co. Ltd.	3.125%	9/16/15	4,900	5,078
6	Korea National Oil Corp.	2.875%	11/9/15	2,900	3,001
6	Korea National Oil Corp.	4.000%	10/27/16	19,201	20,720
6	Korea Resources Corp.	2.125%	5/2/18	4,675	4,653
6	Korea Western Power Co. Ltd.	3.125%	5/10/17	6,500	6,791
[11] Landwirtschaftliche Rentenbank		3.125%	7/15/15	7,000	7,425
6	MDC-GMTN B.V.	5.750%	5/6/14	4,100	4,303
6	MDC-GMTN B.V.	3.750%	4/20/16	6,000	6,342
6	National Agricultural Cooperative Federation	5.000%	9/30/14	10,000	10,488
	North American Development Bank	2.400%	10/26/22	2,700	2,672
[12] Oesterreichische Kontrollbank AG		1.375%	1/21/14	4,875	4,912
[12] Oesterreichische Kontrollbank AG		4.500%	3/9/15	6,300	6,774
[12] Oesterreichische Kontrollbank AG		1.750%	10/5/15	59,400	61,322
[12] Oesterreichische Kontrollbank AG		2.000%	6/3/16	24,350	25,351
	Pemex Project Funding Master Trust	5.750%	3/1/18	39,090	45,792
6	Perusahaan Penerbit SBSN Indonesia	4.000%	11/21/18	4,800	5,064
	Petrobras International Finance Co. - Pifco	9.125%	7/2/13	5,587	5,655
	Petrobras International Finance Co. - Pifco	7.750%	9/15/14	9,725	10,551
	Petrobras International Finance Co. - Pifco	2.875%	2/6/15	4,500	4,599
	Petrobras International Finance Co. - Pifco	3.875%	1/27/16	50,320	52,822
	Petrobras International Finance Co. - Pifco	6.125%	10/6/16	22,925	25,593
	Petrobras International Finance Co. - Pifco	3.500%	2/6/17	88,275	91,862
	Petrobras International Finance Co. - Pifco	5.875%	3/1/18	4,870	5,528
	Petroleos Mexicanos	4.875%	3/15/15	31,402	33,629
[3,6] Petroleum Co. of Trinidad & Tobago Ltd.		6.000%	5/8/22	2,276	2,458
	Province of Manitoba	2.625%	7/15/15	7,875	8,258
	Province of Manitoba	1.300%	4/3/17	32,225	32,941
	Province of New Brunswick	2.750%	6/15/18	975	1,053
	Province of Nova Scotia	2.375%	7/21/15	43,820	45,649
	Province of Ontario	1.375%	1/27/14	16,100	16,235
	Province of Ontario	4.100%	6/16/14	9,450	9,853
	Province of Ontario	2.950%	2/5/15	10,000	10,446
	Province of Ontario	0.950%	5/26/15	36,025	36,395
	Province of Ontario	2.700%	6/16/15	82,595	86,494
	Province of Ontario	1.875%	9/15/15	62,047	64,098
	Province of Ontario	4.750%	1/19/16	19,750	21,974
	Province of Ontario	5.450%	4/27/16	5,000	5,716
	Province of Ontario	2.300%	5/10/16	116,525	122,413
	Province of Ontario	1.600%	9/21/16	83,150	85,878
	Province of Ontario	1.100%	10/25/17	18,750	18,878
	Province of Ontario	1.200%	2/14/18	5,200	5,241
	Province of Ontario	3.000%	7/16/18	15,905	17,335
	PTT Public Co. Ltd.	3.375%	10/25/22	3,000	3,025
6,13 Qatari Diar Finance QSC		3.500%	7/21/15	2,725	2,867
6	Qtel International Finance Ltd.	6.500%	6/10/14	4,500	4,755
6	Qtel International Finance Ltd.	3.375%	10/14/16	9,025	9,528
6	Qtel International Finance Ltd.	3.250%	2/21/23	4,925	4,850
6	Qtel International Finance Ltd.	3.875%	1/31/28	1,800	1,780
	Quebec	4.875%	5/5/14	1,950	2,039
	Quebec	4.600%	5/26/15	9,750	10,589
	Quebec	5.000%	3/1/16	9,750	10,981
	Quebec	5.125%	11/14/16	11,000	12,699
	Quebec	3.500%	7/29/20	4,750	5,318

	Quebec	2.750%	8/25/21	4,750	5,007
	Quebec	2.625%	2/13/23	5,150	5,258
[3,6] Ras Laffan Liquefied Natural Gas Co. Ltd. II		5.298%	9/30/20	7,309	8,099
6	Ras Laffan Liquefied Natural Gas Co. Ltd. III	5.500%	9/30/14	8,275	8,775
6	Republic of Austria	1.750%	6/17/16	9,750	10,096
	Republic of Chile	3.250%	9/14/21	9,575	10,253
	Republic of Chile	2.250%	10/30/22	3,000	2,944
	Republic of Colombia	8.250%	12/22/14	4,900	5,497
	Republic of Colombia	7.375%	1/27/17	35,125	42,677
	Republic of Colombia	4.375%	7/12/21	9,700	11,082
3	Republic of Colombia	2.625%	3/15/23	2,300	2,272
6	Republic of Iceland	4.875%	6/16/16	3,900	4,153
6	Republic of Indonesia	10.375%	5/4/14	9,750	10,627
6	Republic of Indonesia	6.875%	3/9/17	4,925	5,818
	Republic of Italy	3.125%	1/26/15	49,075	50,120
	Republic of Italy	4.750%	1/25/16	71,845	76,156
	Republic of Italy	5.250%	9/20/16	52,450	56,552
	Republic of Italy	5.375%	6/12/17	29,625	32,350
	Republic of Korea	4.250%	6/1/13	9,482	9,504
	Republic of Korea	5.750%	4/16/14	17,050	17,810
	Republic of Korea	4.875%	9/22/14	8,585	9,039
	Republic of Korea	5.125%	12/7/16	9,750	11,017
	Republic of Korea	7.125%	4/16/19	5,000	6,477
6	Republic of Latvia	5.250%	2/22/17	2,000	2,239
6	Republic of Latvia	2.750%	1/12/20	4,000	3,989
	Republic of Panama	7.250%	3/15/15	28,225	31,424
	Republic of Panama	5.200%	1/30/20	1,900	2,252
	Republic of Peru	9.875%	2/6/15	10,000	11,550
	Republic of Poland	5.250%	1/15/14	4,875	5,027
	Republic of Poland	3.875%	7/16/15	36,080	38,234
	Republic of Poland	5.000%	3/23/22	9,725	11,356
	Republic of Poland	3.000%	3/17/23	4,250	4,236
6	Republic of Romania	4.375%	8/22/23	3,800	3,931
6	Republic of Serbia	5.250%	11/21/17	2,000	2,110
6	Republic of Slovakia	4.375%	5/21/22	5,500	6,032
	Republic of South Africa	6.500%	6/2/14	6,900	7,290
	Republic of South Africa	5.500%	3/9/20	5,875	6,896
	Republic of Turkey	7.250%	3/15/15	4,875	5,375
	Russian Federation	3.625%	4/29/15	5,400	5,657
6	Russian Federation	3.250%	4/4/17	6,400	6,768
6	Russian Federation	5.625%	4/4/42	1,700	2,014
6	Sinopec Group Overseas Development 2012
	Ltd.	2.750%	5/17/17	5,775	6,017
	State of Israel	5.125%	3/1/14	8,925	9,262
	State of Israel	5.500%	11/9/16	4,875	5,597
	State of Israel	4.000%	6/30/22	1,900	2,076
	State of Israel	3.150%	6/30/23	6,000	6,039
6	State of Qatar	5.150%	4/9/14	3,200	3,331
6	State of Qatar	4.000%	1/20/15	12,700	13,367
6	State of Qatar	3.125%	1/20/17	8,000	8,490
	Statoil ASA	1.800%	11/23/16	5,900	6,116
	Statoil ASA	3.125%	8/17/17	8,956	9,749
	Statoil ASA	1.200%	1/17/18	5,150	5,204
	Statoil ASA	3.150%	1/23/22	2,000	2,148
	Svensk Exportkredit AB	1.750%	10/20/15	56,450	58,290
	Svensk Exportkredit AB	2.125%	7/13/16	24,400	25,509
	Svensk Exportkredit AB	1.750%	5/30/17	4,900	5,065

6	TDIC Finance Ltd.	6.500%	7/2/14	7,275	7,730
6	Transnet SOC Ltd.	4.500%	2/10/16	4,400	4,664
6	Turkiye Halk Bankasi AS	4.875%	7/19/17	1,800	1,917
	United Mexican States	5.875%	1/15/14	10,000	10,340
	United Mexican States	5.875%	2/17/14	26,724	27,753
	United Mexican States	6.625%	3/3/15	42,565	46,907
	United Mexican States	5.625%	1/15/17	102,853	118,453
	United Mexican States	5.950%	3/19/19	10,000	12,250
Total Sovereign Bonds (Cost $3,061,225)					3,145,301
Taxable Municipal Bonds (0.6%)
	California Department of Water Resources
	Water System Revenue (Central Valley
	Project)	1.871%	12/1/19	9,800	9,940
	California GO	5.250%	4/1/14	4,850	5,061
	California GO	5.750%	3/1/17	9,885	11,612
	California GO	5.950%	3/1/18	26,110	30,762
	California GO	6.200%	10/1/19	13,650	16,805
	Colorado Housing & Finance Authority
	Employment Compensation Special
	Assessment Revenue	1.600%	5/15/16	14,600	14,880
	Florida Hurricane Catastrophe Fund Finance
	Corp. Revenue	1.298%	7/1/16	7,800	7,850
	Florida Hurricane Catastrophe Fund Finance
	Corp. Revenue	2.107%	7/1/18	5,350	5,402
	George Washington University District of
	Columbia GO	3.485%	9/15/22	4,800	5,121
	Harris County TX Toll Road Revenue	1.361%	8/15/17	9,750	9,779
	Illinois GO	4.071%	1/1/14	11,500	11,742
	Illinois GO	4.511%	3/1/15	7,780	8,233
	Illinois GO	4.961%	3/1/16	25,550	28,008
	Illinois GO	5.365%	3/1/17	8,940	9,962
	JobsOhio Beverage System Statewide Liquor
	Profits Revenue	1.570%	1/1/17	2,000	2,018
	JobsOhio Beverage System Statewide Liquor
	Profits Revenue	2.217%	1/1/19	1,850	1,886
	Louisiana Local Government Environmental
	Facilities & Community Development
	Authority Revenue 2010-EGSL	3.220%	2/1/21	29,250	31,467
	Louisiana Local Government Environmental
	Facilities & Community Development
	Authority Revenue 2010-ELL	3.450%	2/1/22	13,800	15,262
5	Mississippi GO (Nissan North America, Inc.
	Project)	0.904%	11/1/17	12,180	12,179
	University of California Revenue	1.745%	5/15/19	6,250	6,360
5	University of California Revenue	0.784%	7/1/41	19,500	19,532
Total Taxable Municipal Bonds (Cost $255,055)					263,861
Tax-Exempt Municipal Bonds (0.1%)
	Calhoun County TX Navigation Industrial
	Development Authority Port Revenue (BP
	plc) VRDO	0.260%	5/7/13	10,000	10,000
[14] California Housing Finance Agency
	Multifamily Housing Revenue VRDO	0.220%	5/7/13	14,725	14,725

[15] New York City NY Industrial Development
Agency Special Facility Revenue (American
Airlines Inc. John F. Kennedy International
Airport Project)	7.500%	8/1/16	3,400	3,626
Total Tax-Exempt Municipal Bonds (Cost $28,063)				28,351
			Shares
Convertible Preferred Stocks (0.0%)
7 Lehman Brothers Holdings Inc. Pfd.
(Cost $29,160)			29,160	—
Preferred Stocks (0.0%)
Aspen Insurance Holdings Ltd. Pfd.
(Cost $6,798)	7.401%		262,600	7,230
Temporary Cash Investment (1.0%)
Money Market Fund (1.0%)
[16] Vanguard Market Liquidity Fund
(Cost $445,574)	0.142%		445,574,391	445,574
Total Investments (99.4%) (Cost $43,819,008)				44,567,941
Other Assets and Liabilities-Net (0.6%)				270,703
Net Assets (100%)				44,838,644

1 Securities with a value of $20,609,000 have been segregated as initial margin for open futures contracts.
2 Securities with a value of $4,438,000 have been segregated as collateral for open swap contracts.
3 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
4 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
5 Adjustable-rate security.
6 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2013, the aggregate value of these securities was $5,541,818,000, representing 12.4% of net assets.
7 Non-income-producing security--security in default.
8 Scheduled principal and interest payments are guaranteed by Municipal Bond Insurance Association.
9 Guaranteed by the Government of Japan.
10 Guaranteed by multiple countries.
11 Guaranteed by the Federal Republic of Germany.
12 Guaranteed by the Republic of Austria.
13 Guaranteed by the State of Qatar.
14 Scheduled principal and interest payments are guaranteed by bank letter of credit.
15 Security made only partial interest payments during the period end April 30, 2013.
16 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
GO—General Obligation Bond.
REIT—Real Estate Investment Trust.
VRDO—Variable Rate Demand Obligation.

A. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of April 30, 2013, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	6,769,758	—
Asset-Backed/Commercial Mortgage-Backed Securities	—	8,358,780	—
Corporate Bonds	—	25,549,039	47
Sovereign Bonds	—	3,145,301	—
Taxable Municipal Bonds	—	263,861	—
Tax-Exempt Municipal Bonds	—	28,351	—
Convertible Preferred Stocks	—	—	—
Preferred Stocks	7,230	—	—
Temporary Cash Investments	445,574	—	—
Futures Contracts—Assets[1]	1,177	—	—
Futures Contracts—Liabilities[1]	(259)	—	—
Swap Contracts—Assets	—	17,095	—
Swap Contracts—Liabilities	—	(19,373)	—
Total	453,722	44,112,812	47
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At April 30, 2013, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short) (Depreciation)
5-Year U.S. Treasury Note	June 2013	(10,137)	(1,263,482)	(1,671)
30-Year U.S. Treasury Bond	June 2013	(4,024)	(597,061)	(21,939)
10-Year U.S. Treasury Note	June 2013	(1,591)	(212,175)	(730)
2-Year U.S. Treasury Note	June 2013	(629)	(138,773)	(1)
Ultra Long U.S. Treasury Bond	June 2013	403	66,231	4,171

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. Swap Contracts: The fund may invest in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The fund has sold credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The fund has also purchased credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional principal amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.

The fund enters into interest rate swap transactions to adjust the fund's sensitivity to changes in interest rates and maintain the ability to generate income at prevailing market rates. Under the terms of the swaps, one party pays the other an amount that is a fixed percentage rate applied to a notional principal amount. In return, the counterparty agrees to pay a floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount.

The notional amounts of swap contracts are not recorded in the Schedule of Investments. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.

The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the fund) will be significantly less than the amount paid by the fund and, in a physically settled swap, the fund may receive an illiquid debt instrument. A risk for all types of swaps is that a counterparty will default on its obligation to pay amounts due to the fund. Upon a counterparty default, a fund's risk of loss, or exposure, is the amount of unrealized appreciation on the swap plus the cost of initiating a new swap with a new counterparty. The fund attempts to mitigate this risk by, among other things, performing a credit analysis of counterparties, monitoring exposure to counterparties, and requiring counterparties to post collateral to secure such exposure. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has posted. Any securities posted as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or posted is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days. 1st At April 30, 2013, the portfolio had the following open swap contracts:

Credit Default Swaps
				Remaining
				Up-Front	Periodic
				Premium	Premium	Unrealized
			Notional	Received	Received	Appreciation
	Termination		Amount	(Paid)	(Paid)	(Depreciation)
Reference Entity	Date Counterparty[1]		($000)	($000)	(%)	($000)
Credit Protection Sold/Moody’s Rating
Altria Group Inc./Baa1	12/20/16	JPMC	9,740	54	1.000	274
Altria Group Inc./Baa1	12/20/16	BOANA	9,740	64	1.000	284
Altria Group Inc./Baa1	6/20/18	CSFBI	20,000	(409)	1.000	76
AT&T Inc./A3	6/20/18	GSCM	20,000	(243)	1.000	140
Bank of America Corp./Baa2	12/20/17	MSCS	16,900	582	1.000	506
BNP Paribas SA/A2	9/20/17	BARC	14,635	860	1.000	710
BNP Paribas SA/A2	3/20/18	DBAG	29,300	285	1.000	(189)
British Sky Broadcasting Group
plc/Baa1	6/20/18	BARC	20,000	(338)	1.000	64
CDX — IG19/Baa1[2]	12/20/17	JPMC	34,040	(178)	1.000	350
Cisco Systems Inc./A1	6/20/17	BOANA	24,375	(194)	1.000	439
Deutsche Bank AG/A2	12/20/17	BOANA	29,300	637	1.000	699
Deutsche Bank AG/A2	12/20/17	BOANA	29,300	639	1.000	700
Energy Transfer Partners
LP/Baa3	6/20/17	BOANA	14,630	700	1.000	702
Genworth Financial Inc./Baa3	3/20/18	BOANA	10,750	(1,231)	5.000	341
Goldman Sachs Group Inc./A3	12/20/17	MSCS	19,515	711	1.000	596
Hartford Financial Services
Group Inc./Baa3	3/20/18	GSCM	9,750	23	1.000	(17)
Hartford Financial Services
Group Inc./Baa3	3/20/18	JPMC	19,500	136	1.000	55

HSBC Finance Corp./Baa1	9/20/16	DBAG	11,000	278	1.000	496
Kingdom of Belgium/Aa3	9/20/17	RBS	3,800	155	1.000	219
Lincoln National Corp./Baa2	9/20/17	BOANA	24,400	1,618	1.000	1,466
Lockheed Martin Corp./Baa1	6/20/18	DBAG	20,000	(278)	1.000	136
MetLife Inc./A3	3/20/17	GSCM	9,745	384	1.000	434
National Rural Utilities
Cooperative Finance Corp./A2	12/20/17	CSFBI	3,900	(47)	1.000	54
National Rural Utilities
Cooperative Finance Corp./A2	12/20/17	CSFBI	19,520	(250)	1.000	259
Pepsico Inc./Aa3	6/20/18	GSCM	20,000	(531)	1.000	(39)
Procter & Gamble/Aa3	6/20/18	DBAG	20,000	(644)	1.000	(7)
Raytheon/A3	6/20/18	BOANA	20,000	(561)	1.000	37
Royal Bank of Scotland plc/A3	3/20/17	GSCM	24,400	(299)	3.000	1,291
Societe Generale/A2	3/20/18	DBAG	20,000	(1,417)	3.000	(261)
Telstra Corp. Ltd./A2	6/20/18	DBAG	20,000	(328)	1.000	(11)
TJX Cos Inc./A3	6/20/18	CSFBI	20,000	(541)	1.000	(13)
United Parcel Service Inc./Aa3	6/20/18	DBAG	10,000	(751)	1.000	—
UnitedHealth Group Inc./A3	9/20/17	DBAG	9,750	54	1.000	302
UnitedHealth Group Inc./A3	12/20/17	CSFBI	9,750	(126)	1.000	122
UnitedHealth Group Inc./A3	3/20/18	JPMC	19,500	(342)	1.000	154
Wesfarmers Ltd./A3	6/20/18	DBAG	10,000	(359)	1.000	—
			627,240			10,369

Credit Protection Purchased
Aetna Inc.	6/20/18	JPMC	500	35	(1.000)	—
Aetna Inc.	6/20/18	CSFBI	10,500	311	(1.000)	(9)
AT&T Inc.	6/20/13	GSCM	12,700	—	(1.040)	(18)
Bank of America Corp.	12/20/14	DBAG	6,700	(27)	(1.000)	(101)
Bank of America Corp.	12/20/14	BARC	6,700	(25)	(1.000)	(99)
Bank of America Corp.	12/20/14	BARC	9,700	(31)	(1.000)	(139)
Baxter International Inc.	6/20/18	CSFBI	500	42	(1.000)	—
Baxter International Inc.	6/20/18	DBAG	10,500	389	(1.000)	7
British Telecommunications plc	6/20/18	BARC	500	10	(1.000)	—
British Telecommunications plc	6/20/18	BARC	10,500	19	(1.000)	(59)
CDX —IG15[3]	12/20/15	JPMC	56,510	(413)	(1.000)	(1,433)
CDX — IG20[4]	6/20/18	BOANA	171,000	1,763	(1.000)	(338)
Cisco Systems Inc.	6/20/18	BOANA	500	34	(1.000)	—
Cisco Systems Inc.	6/20/18	CSFBI	10,500	295	(1.000)	(10)
Citigroup Inc.	6/20/14	BOANA	34,200	(360)	(5.000)	(2,245)
Computer Sciences Corp.	9/20/15	BARC	7,315	659	(5.000)	(109)
Computer Sciences Corp.	9/20/15	MSCS	7,315	663	(5.000)	(105)

Dow Chemical Company	6/20/18	CSFBI	500	3	(1.000)	—
Dow Chemical Company	6/20/18	GSCM	10,500	(21)	(1.000)	(35)
Encana Corp.	6/20/18	CSFBI	500	(20)	(1.000)	—
Encana Corp.	6/20/18	DBAG	10,500	(252)	(1.000)	(52)
Federative Republic of Brazil	12/20/15	BOANA	3,500	(23)	(1.000)	(55)
France Telecom	6/20/18	BARC	500	(5)	(1.000)	—
France Telecom	6/20/18	GSCM	10,500	(137)	(1.000)	(84)
Hewlett-Packard Co.	6/20/18	MSCS	500	(45)	(1.000)	—
Hewlett-Packard Co.	6/20/18	GSCM	10,500	(445)	(1.000)	14
Hillshire Brands Co.	6/20/18	DBAG	5,800	—	(1.000)	—
Humana Inc.	6/20/18	MSCS	500	(4)	(1.000)	—
Humana Inc.	6/20/18	BOANA	10,500	(77)	(1.000)	(24)
Merrill Lynch & Co. Inc.	12/20/17	MSCS	16,900	(532)	(1.000)	(499)
Morgan Stanley	9/20/15	BARC	11,000	(288)	(1.000)	(382)
Norfolk Southern Corp.	6/20/18	BNPSW	500	41	(1.000)	—
Norfolk Southern Corp.	6/20/18	GSCM	10,500	366	(1.000)	(10)
Oracle Corp.	6/20/18	GSCM	500	36	(1.000)	—
Oracle Corp.	6/20/18	GSCM	10,500	303	(1.000)	(16)
Plains All American Pipeline LP	3/20/18	CSFBI	19,520	36	(1.000)	(173)
Plains All American Pipeline LP	6/20/18	CSFBI	19,540	67	(1.000)	(101)
PPG Industries Inc.	3/20/18	GSCM	24,400	393	(1.000)	(163)
PPG Industries Inc.	6/20/18	BOANA	500	26	(1.000)	—
PPG Industries Inc.	6/20/18	DBAG	10,500	172	(1.000)	(62)
Republic of Austria	9/20/17	BNPSW	3,800	(106)	(1.000)	(214)
Skandinaviska Enskilda Banken
AB	6/20/18	BOANA	11,160	39	(1.000)	55
Telecom Italia SPA	6/20/18	BARC	500	(88)	(1.000)	—
Telecom Italia SPA	6/20/18	BOANA	10,500	(1,260)	(1.000)	(381)
Textron Inc.	6/20/18	MSCS	500	(14)	(1.000)	—
Textron Inc.	6/20/18	DBAG	10,500	(142)	(1.000)	24
Time Warner Inc.	6/20/18	MSCS	500	30	(1.000)	—
Time Warner Inc.	6/20/18	CSFBI	10,500	229	(1.000)	(44)
United Mexican States	12/20/15	BOANA	3,500	(28)	(1.000)	(86)
Viacom Inc.	6/20/18	GSCM	5,800	211	(1.000)	—
Vivendi SA	6/20/18	BARC	500	(13)	(1.000)	—
Vivendi SA	6/20/18	BNPSW	10,500	(259)	(1.000)	(102)
Walt Disney Company	6/20/18	GSCM	500	47	(1.000)	—
Walt Disney Company	6/20/18	GSCM	10,500	420	(1.000)	(20)
Wells Fargo	3/20/15	GSCM	10,660	(34)	(1.000)	(192)
			634,720			(7,260)
						3,109

The notional amount represents the maximum potential amount the fund could be required to pay as a seller of credit protection if the reference entity was subject to a credit event.

1 BARC—Barclays Bank plc.
BNPSW—BNP Paribas.
BOANA—Bank of America, N.A.
CSFBI—Credit Suisse First Boston International.
DBAG—Deutsche Bank AG.
GSCM—Goldman Sachs Bank USA.
JPMC—JP Morgan Chase Bank.
MSCS—Morgan Stanley Capital Services Inc.
RBS —The Royal Bank of Scotland plc.
2 Investment Grade Corporate Credit Default Swap Index —Version 19
3 Investment Grade Corporate Credit Default Swap Index —Version 15
4 Investment Grade Corporate Credit Default Swap Index —Version 20

Interest Rate Swaps
			Fixed	Floating
			Interest Rate	Interest Rate		Unrealized
		Notional	Received	Received		Appreciation
		Amount	(Paid)	(Paid)		(Depreciation)
Termination Date	Counterparty[1]	($000)	(%)	(%)		($000)
6/2/13	BOANA	11,611	0.755	(0.287)	[2]	5
12/1/13	WFC	99,257	2.582	(0.287)	[2]	1,333
12/1/13	GSCM	128,237	2.584	(0.287)	[2]	1,726
3/2/14	WFC	195,000	0.404	(0.204)	[3]	322
3/5/14	CSFBI	195,000	0.408	(0.202)	[3]	330
3/15/14	WFC	9,750	0.519	(0.280)	[2]	20
10/14/14	WFC	21,100	1.861	(0.277)	[2]	474
2/7/15	BARC	150,000	0.335	(0.200)	[3]	238
4/1/15	BNPSW	5,855	0.407	(0.284)	[2]	8
8/7/15	CSFBI	100,000	0.414	(0.200)	[3]	300
11/7/15	BOANA	155,000	0.375	(0.200)	[3]	268
11/7/15	BOANA	195,000	0.374	(0.200)	[3]	331
6/1/16	GSCM	125	0.555	(0.259)	[2]	—
6/1/16	WFC	6,075	0.566	(0.287)	[2]	20
6/1/16	WFC	9,500	2.910	(0.287)	[2]	714
3/5/17	GSCM	65,000	(1.063)	0.202	[3]	(1,367)
3/5/17	CSFBI	195,000	(1.064)	0.202	[3]	(4,112)
8/2/17	WFC	200,000	(0.716)	0.201	[3]	(1,011)
11/7/17	BOANA	162,000	(0.723)	0.200	[3]	(496)
11/7/17	BOANA	163,000	(0.716)	0.200	[3]	(454)
2/7/18	BARC	150,000	(0.957)	0.200	[3]	(1,737)

2/7/19	WFC	150,000	(1.220)	0.200	[3]	(2,299)
(5,387)

1 BARC—Barclays Bank plc.
BNPSW—BNP Paribas
BOANA—Bank of America, N.A.
CSFBI—Credit Suisse First Boston International.
GSCM—Goldman Sachs Bank USA.
WFC—Wells Fargo Bank N.A.
2 Based on 3-month London Interbank Offered Rate (LIBOR) as of the most recent payment date.
3 Based on 1-month London Interbank Offered Rate (LIBOR) as of the most recent payment date.

At April 30, 2013, counterparties had deposited in segregated accounts securities with a value of $5,669,000 in connection with open swap contracts. In the event of default or bankruptcy by a counterparty, the fund may sell or retain the securities, however such action may be subject to legal proceedings.

E. At April 30, 2013, the cost of investment securities for tax purposes was $43,833,449,000. Net unrealized appreciation of investment securities for tax purposes was $734,492,000 consisting of unrealized gains of $884,075,000 on securities that had risen in value since their purchase and $149,583,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Short-Term Federal Fund

Schedule of Investments
As of April 30, 2013

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (99.7%)
U.S. Government Securities (13.7%)
	United States Treasury Inflation Indexed
	Bonds	0.125%	4/15/18	52,745	57,096
	United States Treasury Note/Bond	0.375%	4/15/15	28,543	28,628
	United States Treasury Note/Bond	0.125%	4/30/15	293,750	293,245
	United States Treasury Note/Bond	4.125%	5/15/15	11,750	12,679
	United States Treasury Note/Bond	0.250%	8/15/15	33,920	33,920
	United States Treasury Note/Bond	0.375%	3/15/16	9,500	9,519
	United States Treasury Note/Bond	2.250%	3/31/16	17,618	18,614
	United States Treasury Note/Bond	0.250%	4/15/16	181,250	180,938
	United States Treasury Note/Bond	1.750%	5/31/16	3,775	3,938
1	United States Treasury Note/Bond	0.875%	4/30/17	29,424	29,875
	United States Treasury Note/Bond	0.625%	5/31/17	3,305	3,322
	United States Treasury Note/Bond	0.625%	4/30/18	79,250	79,052
	United States Treasury Note/Bond	1.375%	9/30/18	24,500	25,304
					776,130
Agency Bonds and Notes (76.1%)
2	Federal Farm Credit Banks	1.375%	6/25/13	13,000	13,024
2	Federal Farm Credit Banks	1.300%	12/23/13	15,000	15,107
2	Federal Farm Credit Banks	1.125%	2/27/14	35,000	35,282
2	Federal Farm Credit Banks	2.625%	4/17/14	54,000	55,249
2	Federal Home Loan Banks	0.375%	11/27/13	44,250	44,299
2	Federal Home Loan Banks	0.290%	12/6/13	18,000	18,010
2	Federal Home Loan Banks	3.125%	12/13/13	31,710	32,282
2	Federal Home Loan Banks	0.875%	12/27/13	50,000	50,223
2	Federal Home Loan Banks	2.375%	3/14/14	25,000	25,480
2	Federal Home Loan Banks	0.375%	6/12/14	51,000	51,091
2	Federal Home Loan Banks	2.500%	6/13/14	32,250	33,072
2	Federal Home Loan Banks	2.750%	12/12/14	14,000	14,565
2	Federal Home Loan Banks	0.250%	1/16/15	109,000	109,035
2	Federal Home Loan Banks	0.250%	2/20/15	30,000	30,005
2	Federal Home Loan Banks	2.750%	3/13/15	70,000	73,242
2	Federal Home Loan Banks	1.750%	9/11/15	21,000	21,720
2	Federal Home Loan Banks	2.875%	9/11/15	24,000	25,446
3	Federal Home Loan Mortgage Corp.	0.375%	11/27/13	22,000	22,024
3	Federal Home Loan Mortgage Corp.	1.375%	2/25/14	17,000	17,171
3	Federal Home Loan Mortgage Corp.	2.500%	4/23/14	45,000	46,004
3	Federal Home Loan Mortgage Corp.	1.000%	7/30/14	1,750	1,768
3	Federal Home Loan Mortgage Corp.	1.000%	8/27/14	79,500	80,338
3	Federal Home Loan Mortgage Corp.	0.750%	11/25/14	29,250	29,492
3	Federal Home Loan Mortgage Corp.	0.625%	12/29/14	151,250	152,236
[3,4] Federal Home Loan Mortgage Corp.		0.420%	6/19/15	95,705	95,778
[3,4] Federal Home Loan Mortgage Corp.		0.500%	9/14/15	68,700	68,734
[3,4] Federal Home Loan Mortgage Corp.		0.500%	9/25/15	35,075	35,118
[3,4] Federal Home Loan Mortgage Corp.		1.000%	3/14/16	31,025	31,170
3	Federal Home Loan Mortgage Corp.	0.500%	5/13/16	101,250	101,590
[3,4] Federal Home Loan Mortgage Corp.		0.700%	9/27/16	25,000	25,041
3	Federal Home Loan Mortgage Corp.	1.000%	3/8/17	61,000	62,002
3	Federal Home Loan Mortgage Corp.	1.000%	6/29/17	97,000	98,488

3	Federal Home Loan Mortgage Corp.	1.000%	9/29/17	114,750	116,213
3	Federal Home Loan Mortgage Corp.	0.750%	1/12/18	100,000	99,972
[3,4] Federal Home Loan Mortgage Corp.		1.250%	3/13/18	73,900	73,982
[3,4] Federal Home Loan Mortgage Corp.		1.200%	3/20/18	67,000	67,216
3	Federal Home Loan Mortgage Corp.	1.375%	5/1/20	22,000	22,068
3	Federal National Mortgage Assn.	0.750%	12/18/13	18,250	18,314
3	Federal National Mortgage Assn.	1.250%	2/27/14	10,000	10,091
[3,4] Federal National Mortgage Assn.		1.250%	3/14/14	35,000	35,330
[3,4] Federal National Mortgage Assn.		0.375%	3/25/15	39,000	39,027
3	Federal National Mortgage Assn.	0.500%	5/27/15	80,250	80,646
3	Federal National Mortgage Assn.	0.500%	7/2/15	38,500	38,674
3	Federal National Mortgage Assn.	0.500%	9/28/15	235,750	236,816
3	Federal National Mortgage Assn.	1.625%	10/26/15	153,500	158,413
3	Federal National Mortgage Assn.	0.375%	12/21/15	124,500	124,619
[3,4] Federal National Mortgage Assn.		0.500%	1/29/16	46,000	46,074
[3,4] Federal National Mortgage Assn.		0.550%	2/12/16	50,000	50,055
[3,4] Federal National Mortgage Assn.		0.625%	2/22/16	100,000	100,031
3	Federal National Mortgage Assn.	0.500%	3/30/16	183,500	184,146
3	Federal National Mortgage Assn.	2.375%	4/11/16	85,250	90,203
[3,4] Federal National Mortgage Assn.		0.750%	9/13/16	10,000	10,018
[3,4] Federal National Mortgage Assn.		0.750%	9/27/16	82,600	82,674
3	Federal National Mortgage Assn.	1.375%	11/15/16	186,500	192,160
3	Federal National Mortgage Assn.	1.250%	1/30/17	202,250	207,504
[3,4] Federal National Mortgage Assn.		1.000%	2/13/17	73,445	73,601
[3,4] Federal National Mortgage Assn.		1.000%	3/20/17	57,000	57,153
[3,4] Federal National Mortgage Assn.		1.000%	8/14/17	35,000	35,071
[3,4] Federal National Mortgage Assn.		1.000%	9/20/17	60,000	60,168
[3,4] Federal National Mortgage Assn.		1.070%	9/27/17	27,000	27,079
[3,4] Federal National Mortgage Assn.		1.000%	11/28/17	20,500	20,553
[3,4] Federal National Mortgage Assn.		1.200%	2/22/18	24,750	24,815
[3,4] Federal National Mortgage Assn.		1.200%	2/28/18	33,000	33,092
[3,4] Federal National Mortgage Assn.		1.200%	2/28/18	50,000	50,140
3	Federal National Mortgage Assn.	0.875%	5/21/18	200,000	200,386
[3,4] Federal National Mortgage Assn.		1.250%	9/27/18	10,000	10,033
3	Federal National Mortgage Assn.	0.000%	10/9/19	130,000	115,969
					4,306,392
Conventional Mortgage-Backed Securities (9.9%)
3,4,5Fannie Mae Pool		2.000%	5/1/28–6/1/28	7,000	7,167
3,4,5Fannie Mae Pool		2.500%	5/1/28	61,250	64,045
3,4,5Fannie Mae Pool		3.000%	2/1/27–5/1/28	115,574	122,040
3,4,5Fannie Mae Pool		3.500%	8/1/25–5/1/28	59,038	62,747
3,4,5Fannie Mae Pool		4.000%	6/1/18–11/1/40	54,938	58,802
3,4,5Fannie Mae Pool		4.500%	1/1/17–5/1/28	33,252	35,694
[3,4] Fannie Mae Pool		5.000%	7/1/13–9/1/25	23,247	24,984
[3,4] Fannie Mae Pool		5.500%	12/1/13–1/1/25	9,513	10,181
[3,4] Fannie Mae Pool		6.000%	4/1/14–11/1/37	1,823	1,931
[3,4] Fannie Mae Pool		6.500%	8/1/16–9/1/16	2,730	2,925
[3,4] Fannie Mae Pool		7.500%	3/1/15–8/1/15	46	48
[3,4] Fannie Mae Pool		8.000%	10/1/14–9/1/15	347	361
3,4,5Freddie Mac Gold Pool		2.000%	5/1/28	11,000	11,251
3,4,5Freddie Mac Gold Pool		2.500%	9/1/27–6/1/28	45,239	47,211
3,4,5Freddie Mac Gold Pool		3.500%	6/1/21–1/1/42	35,078	37,113
3,4,5Freddie Mac Gold Pool		4.000%	5/1/24–5/1/28	33,652	35,738
[3,4] Freddie Mac Gold Pool		4.500%	5/1/18–9/1/26	23,232	24,755
[3,4] Freddie Mac Gold Pool		5.000%	4/1/14–6/1/25	13,786	14,772
[3,4] Freddie Mac Gold Pool		5.500%	12/1/13–9/1/21	616	653

[3,4] Freddie Mac Gold Pool	6.000%	10/1/18	159	170
				562,588
Total U.S. Government and Agency Obligations (Cost $5,620,097)				5,645,110
Temporary Cash Investments (8.8%)
Repurchase Agreements (3.0%)
Bank of Nova Scotia
(Dated 4/30/13, Repurchase Value
$73,474,000, collateralized by U.S.
Treasury Note/Bond 0.625%, 8/31/17)	0.140%	5/1/13	73,474	73,474
RBC Capital Markets LLC
(Dated 4/30/13, Repurchase Value
$48,000,000, collateralized by U.S.
Treasury Note/Bond 1.375%, 5/15/13)	0.130%	5/1/13	48,000	48,000
TD Securities (USA) LLC
(Dated 4/30/13, Repurchase Value
$47,999,000, collateralized by Treasury
Inflation Indexed Note/Bond 2.000%,
1/15/26)	0.140%	5/1/13	47,999	47,999
				169,473
U.S. Government and Agency Obligations (5.8%)
United States Treasury Bill	0.094%–0.095%	6/13/13	325,000	324,993
Total Temporary Cash Investments (Cost $494,436)				494,466
Total Investments (108.5%) (Cost $6,114,533)				6,139,576
Other Assets and Liabilities-Net (-8.5%)				(478,552)
Net Assets (100%)				5,661,024

1 Securities with a value of $2,843,000 have been segregated as initial margin for open futures contracts.
2 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
3 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
4 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
5 Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of April 30, 2013.

A. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may enter into TBA sells to reduce its exposure to the mortgage-backed securities market or in order to dispose of mortgage-backed securities it owns under delayed-delivery arrangements. For TBA purchases, the fund maintains cash or short-term investments until settlement date in an amount sufficient to meet the purchase price.

C. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The fund forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund's portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold (Other Assets) or Payables for Investment Securities Purchased (Liabilities) in the Statement of Net Assets. The primary risk associated with mortgage dollar rolls is that a counterparty will default on its obligations. This risk is mitigated by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring exposure to each counterparty.

D. Repurchase Agreements: The fund may enter into repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default or bankruptcy by the other party to the agreement, the fund may sell or retain the collateral; however, such action may be subject to legal proceedings.

E. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At April 30, 2013, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short) (Depreciation)
10-Year U.S. Treasury Note	June 2013	(1,578)	(210,441)	(649)
5-Year U.S. Treasury Note	June 2013	(1,540)	(191,947)	(1,271)
Ultra Long U.S. Treasury Bond	June 2013	1	164	10
30-Year U.S. Treasury Bond	June 2013	4	594	16
2-Year U.S. Treasury Note	June 2013	1,858	409,921	206

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

F. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of April 30, 2013, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	5,645,110	—
Temporary Cash Investments	—	494,466	—
Futures Contracts—Assets[1]	229	—	—
Futures Contracts—Liabilities[1]	(17)	—	—
Total	212	6,139,576	—
1 Represents variation margin on the last day of the reporting period.

G. At April 30, 2013, the cost of investment securities for tax purposes was $6,114,533,000. Net unrealized appreciation of investment securities for tax purposes was $25,043,000, consisting of unrealized gains of $25,685,000 on securities that had risen in value since their purchase and $642,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Long-Term Treasury Fund

Schedule of Investments
As of April 30, 2013

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (98.8%)
U.S. Government Securities (98.8%)
United States Treasury Inflation Indexed
Bonds	0.125%	4/15/18	32,345	35,013
1 United States Treasury Note/Bond	6.250%	8/15/23	44,000	63,106
United States Treasury Note/Bond	7.500%	11/15/24	25,250	40,195
United States Treasury Note/Bond	7.625%	2/15/25	16,000	25,800
United States Treasury Note/Bond	6.875%	8/15/25	10,000	15,417
United States Treasury Note/Bond	6.000%	2/15/26	112,000	162,435
United States Treasury Note/Bond	6.375%	8/15/27	29,600	44,983
United States Treasury Note/Bond	6.125%	11/15/27	3,500	5,219
United States Treasury Note/Bond	5.250%	11/15/28	53,000	73,587
United States Treasury Note/Bond	5.250%	2/15/29	123,700	172,039
United States Treasury Note/Bond	5.375%	2/15/31	134,500	192,313
United States Treasury Note/Bond	4.500%	2/15/36	35,900	47,293
United States Treasury Note/Bond	3.500%	2/15/39	170,200	192,991
United States Treasury Note/Bond	4.250%	5/15/39	126,500	161,801
United States Treasury Note/Bond	4.375%	11/15/39	161,000	210,005
United States Treasury Note/Bond	4.625%	2/15/40	89,350	121,042
United States Treasury Note/Bond	4.375%	5/15/40	236,500	308,782
United States Treasury Note/Bond	3.875%	8/15/40	257,750	310,991
United States Treasury Note/Bond	4.250%	11/15/40	85,500	109,587
United States Treasury Note/Bond	3.750%	8/15/41	227,000	268,037
United States Treasury Note/Bond	3.125%	11/15/41	187,250	197,111
United States Treasury Note/Bond	3.125%	2/15/42	125,000	131,485
United States Treasury Note/Bond	3.000%	5/15/42	104,500	107,129
United States Treasury Note/Bond	2.750%	8/15/42	207,500	201,794
United States Treasury Note/Bond	2.750%	11/15/42	164,000	159,336
United States Treasury Note/Bond	3.125%	2/15/43	61,000	64,002
				3,421,493
Conventional Mortgage-Backed Securities (0.0%)
[2,3] Fannie Mae Pool	6.000%	2/1/26–11/1/28	52	58
				58
Total U.S. Government and Agency Obligations (Cost $2,990,885)				3,421,551
Temporary Cash Investment (0.1%)
Repurchase Agreement (0.1%)
Bank of Nova Scotia
(Dated 4/30/13, Repurchase Value
$2,165,000, collateralized by United States
Treasury Note/Bond 2.375%, 10/31/2014)
(Cost $2,165)	0.140%	5/1/13	2,165	2,165

Total Investments (98.9%) (Cost $2,993,050)				3,423,716
Other Assets and Liabilities-Net (1.1%)				37,608
Net Assets (100%)				3,461,324

1 Securities with a value of $1,212,000 have been segregated as initial margin for open futures contracts.
2 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.

3 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.

A. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The fund forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The fund has also entered into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund's portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold (Other Assets) or Payables for Investment Securities Purchased (Liabilities) in the Schedule of Investments. The primary risk associated with mortgage dollar rolls is that a counterparty will default on its obligations. This risk is mitigated by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring exposure to each counterparty.

C. Repurchase Agreements: The fund may enter into repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default or bankruptcy by the other party to the agreement, the fund may sell or retain the collateral; however, such action may be subject to legal proceedings.

D. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

Long-Term Treasury Fund

The following table summarizes the market value of the fund's investments as of April 30, 2013, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	3,421,551	—
Temporary Cash Investments	—	2,165	—
Futures Contracts—Assets[1]	77	—	—
Futures Contracts—Liabilities[1]	(5)	—	—
Total	72	3,423,716	—
1 Represents variation margin on the last day of the reporting period.

E. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At April 30, 2013, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
		Number of	Aggregate
		Long (Short)	Settlement	Unrealized
		Contracts	Value	Appreciation
Futures Contracts	Expiration		Long (Short) (Depreciation)
2-Year U.S. Treasury Note	June 2013	1,039	229,229	150
10-Year U.S. Treasury Note	June 2013	(824)	(109,888)	(828)
30-Year U.S. Treasury Note	June 2013	75	11,128	(5)
5-Year U.S. Treasury Note	June 2013	20	2,493	13

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

F. At April 30, 2013, the cost of investment securities for tax purposes was $2,992,697,000. Net unrealized appreciation of investment securities for tax purposes was $428,854,000, consisting of unrealized gains of $437,392,000 on securities that had risen in value since their purchase and $8,538,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Short-Term Treasury Fund

Schedule of Investments
As of April 30, 2013

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (99.4%)
U.S. Government Securities (99.4%)
	United States Treasury Inflation Indexed
	Bonds	0.125%	4/15/18	57,980	62,763
	United States Treasury Note/Bond	0.625%	7/15/14	195,000	196,067
	United States Treasury Note/Bond	2.625%	7/31/14	320,000	329,802
	United States Treasury Note/Bond	0.500%	8/15/14	55,000	55,232
	United States Treasury Note/Bond	4.250%	8/15/14	485,000	510,540
	United States Treasury Note/Bond	2.375%	8/31/14	101,000	103,951
	United States Treasury Note/Bond	0.250%	9/15/14	225,000	225,211
	United States Treasury Note/Bond	0.250%	9/30/14	45,000	45,042
	United States Treasury Note/Bond	0.500%	10/15/14	215,000	216,008
	United States Treasury Note/Bond	0.250%	10/31/14	80,000	80,087
	United States Treasury Note/Bond	0.375%	11/15/14	100,000	100,281
	United States Treasury Note/Bond	4.250%	11/15/14	62,000	65,865
	United States Treasury Note/Bond	2.125%	11/30/14	33,000	34,011
	United States Treasury Note/Bond	0.250%	1/15/15	225,000	225,175
	United States Treasury Note/Bond	0.250%	1/31/15	80,000	80,075
1	United States Treasury Note/Bond	2.250%	1/31/15	265,000	274,442
	United States Treasury Note/Bond	0.250%	2/15/15	100,000	100,078
	United States Treasury Note/Bond	4.000%	2/15/15	35,000	37,368
	United States Treasury Note/Bond	0.250%	2/28/15	225,000	225,176
	United States Treasury Note/Bond	2.375%	2/28/15	93,000	96,676
	United States Treasury Note/Bond	0.375%	4/15/15	414,000	415,230
	United States Treasury Note/Bond	2.500%	4/30/15	20,000	20,903
	United States Treasury Note/Bond	4.125%	5/15/15	163,000	175,887
	United States Treasury Note/Bond	2.125%	5/31/15	80,000	83,150
	United States Treasury Note/Bond	1.750%	7/31/15	60,000	62,025
	United States Treasury Note/Bond	4.250%	8/15/15	50,000	54,563
	United States Treasury Note/Bond	1.250%	8/31/15	181,000	185,214
	United States Treasury Note/Bond	1.250%	9/30/15	100,000	102,391
	United States Treasury Note/Bond	1.250%	10/31/15	257,000	263,266
	United States Treasury Note/Bond	1.375%	11/30/15	12,000	12,338
	United States Treasury Note/Bond	2.125%	12/31/15	25,000	26,219
	United States Treasury Note/Bond	2.000%	1/31/16	222,000	232,372
	United States Treasury Note/Bond	4.500%	2/15/16	106,000	118,405
	United States Treasury Note/Bond	2.125%	2/29/16	97,000	101,987
	United States Treasury Note/Bond	2.625%	2/29/16	112,000	119,367
	United States Treasury Note/Bond	2.000%	4/30/16	132,000	138,600
	United States Treasury Note/Bond	2.625%	4/30/16	75,000	80,144
	United States Treasury Note/Bond	1.500%	6/30/16	30,000	31,092
	United States Treasury Note/Bond	3.250%	6/30/16	25,000	27,285
	United States Treasury Note/Bond	1.500%	7/31/16	20,000	20,738
	United States Treasury Note/Bond	4.875%	8/15/16	30,000	34,416
	United States Treasury Note/Bond	3.000%	8/31/16	30,000	32,606
	United States Treasury Note/Bond	1.000%	9/30/16	12,000	12,249
	United States Treasury Note/Bond	3.000%	9/30/16	25,000	27,215
	United States Treasury Note/Bond	1.000%	10/31/16	9,000	9,187
	United States Treasury Note/Bond	7.500%	11/15/16	20,000	24,969
	United States Treasury Note/Bond	0.875%	11/30/16	25,000	25,406
	United States Treasury Note/Bond	0.875%	12/31/16	55,000	55,894

United States Treasury Note/Bond	0.875%	1/31/17	110,000	111,753
United States Treasury Note/Bond	1.000%	3/31/17	35,000	35,711
United States Treasury Note/Bond	3.250%	3/31/17	9,000	9,975
United States Treasury Note/Bond	0.875%	4/30/17	155,000	157,373
United States Treasury Note/Bond	0.625%	5/31/17	55,000	55,275
United States Treasury Note/Bond	2.750%	5/31/17	8,000	8,730
United States Treasury Note/Bond	2.500%	6/30/17	30,000	32,466
United States Treasury Note/Bond	0.500%	7/31/17	25,000	24,961
United States Treasury Note/Bond	2.375%	7/31/17	8,000	8,622
United States Treasury Note/Bond	1.875%	9/30/17	70,000	74,025
United States Treasury Note/Bond	0.625%	11/30/17	5,600	5,609
United States Treasury Note/Bond	0.750%	12/31/17	91,000	91,569
				6,173,037
Conventional Mortgage-Backed Securities (0.0%)
[2,3] Fannie Mae Pool	7.000%	11/1/15–3/1/16	259	275
[2,3] Freddie Mac Gold Pool	6.000%	5/1/18–4/1/28	377	410
[2,3] Freddie Mac Gold Pool	7.000%	9/1/15–1/1/16	74	78
				764
Total U.S. Government and Agency Obligations (Cost $6,137,837)				6,173,801
Temporary Cash Investments (0.3%)
Repurchase Agreements (0.3%)
Bank of Nova Scotia
(Dated 4/30/13, Repurchase Value
$6,664,000, collateralized by U.S. Treasury
Note/Bond 2.375%, 10/31/14)	0.140%	5/1/13	6,664	6,664
RBC Capital Markets LLC
(Dated 4/30/13, Repurchase Value
$4,000,000, collateralized by U.S. Treasury
Note/Bond 1.500%, 7/31/16)	0.130%	5/1/13	4,000	4,000
TD Securities (USA) LLC
(Dated 4/30/13, Repurchase Value
$4,000,000, collateralized by U.S. Treasury
Note/Bond 0.250%, 3/31/15)	0.140%	5/1/13	4,000	4,000
				14,664
Total Temporary Cash Investments (Cost $14,664)				14,664
Total Investments (99.7%) (Cost $6,152,501)				6,188,465
Other Assets and Liabilities-Net (0.3%)				20,833
Net Assets (100%)				6,209,298

1 Securities with a value of $1,574,000 have been segregated as initial margin for open futures contracts.
2 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
3 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.

A. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may enter into TBA sells to reduce its exposure to the mortgage-backed securities market or in order to dispose of mortgage-backed securities it owns under delayed-delivery arrangements. For TBA purchases, the fund maintains cash or short-term investments until settlement date in an amount sufficient to meet the purchase price.

C. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The fund forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The fund has also entered into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund's portfolio turnover rate.

Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold (Other Assets) or Payables for Investment Securities Purchased (Liabilities) in the Statement of Net Assets. The primary risk associated with mortgage dollar rolls is that a counterparty will default on its obligations. This risk is mitigated by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring exposure to each counterparty.

D. Repurchase Agreements: The fund may enter into repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default or bankruptcy by the other party to the agreement, the fund may sell or retain the collateral; however, such action may be subject to legal proceedings.

E. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At April 30, 2013, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short) (Depreciation)
10-Year U.S. Treasury Note	June 2013	(1,282)	(170,967)	(1,210)
2-Year U.S. Treasury Note	June 2013	2,418	533,471	302

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

F. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of April 30, 2013, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	6,173,801	—
Temporary Cash Investments	—	14,664	—
Futures Contracts—Assets[1]	120	—	—
Futures Contracts—Liabilities[1]	(6)	—	—
Total	114	6,188,465	—
1 Represents variation margin on the last day of the reporting period.

G. At April 30, 2013, the cost of investment securities for tax purposes was $6,153,212,000. Net unrealized appreciation of investment securities for tax purposes was $35,253,000, consisting of unrealized gains of $35,256,000 on securities that had risen in value since their purchase and $3,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Intermediate-Term Treasury Fund

Schedule of Investments
As of April 30, 2013

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (99.3%)
U.S. Government Securities (99.3%)
United States Treasury Inflation Indexed
Bonds	0.125%	4/15/18	56,475	61,134
United States Treasury Note/Bond	5.125%	5/15/16	69,000	78,994
United States Treasury Note/Bond	1.500%	6/30/16	80,000	82,913
United States Treasury Note/Bond	3.250%	6/30/16	10,000	10,914
United States Treasury Note/Bond	3.250%	7/31/16	55,000	60,156
United States Treasury Note/Bond	4.875%	8/15/16	60,000	68,831
United States Treasury Note/Bond	3.000%	8/31/16	136,000	147,816
United States Treasury Note/Bond	3.125%	10/31/16	128,000	140,120
United States Treasury Note/Bond	0.875%	11/30/16	20,000	20,325
United States Treasury Note/Bond	0.875%	12/31/16	95,000	96,544
United States Treasury Note/Bond	3.250%	12/31/16	143,000	157,658
United States Treasury Note/Bond	0.875%	1/31/17	150,000	152,391
United States Treasury Note/Bond	3.125%	1/31/17	180,000	197,971
United States Treasury Note/Bond	0.875%	2/28/17	31,000	31,489
United States Treasury Note/Bond	3.000%	2/28/17	159,000	174,353
United States Treasury Note/Bond	3.250%	3/31/17	80,000	88,662
United States Treasury Note/Bond	0.625%	5/31/17	36,000	36,180
United States Treasury Note/Bond	2.750%	5/31/17	199,000	217,159
United States Treasury Note/Bond	2.500%	6/30/17	53,000	57,356
United States Treasury Note/Bond	0.500%	7/31/17	26,000	25,959
United States Treasury Note/Bond	2.375%	7/31/17	96,000	103,470
United States Treasury Note/Bond	1.875%	8/31/17	172,000	181,890
United States Treasury Note/Bond	0.625%	9/30/17	116,000	116,290
United States Treasury Note/Bond	1.875%	9/30/17	231,000	244,283
United States Treasury Note/Bond	0.750%	10/31/17	15,000	15,110
United States Treasury Note/Bond	1.875%	10/31/17	112,400	118,916
United States Treasury Note/Bond	0.750%	12/31/17	5,000	5,031
United States Treasury Note/Bond	0.875%	1/31/18	20,000	20,228
United States Treasury Note/Bond	2.625%	1/31/18	43,000	47,058
United States Treasury Note/Bond	0.750%	2/28/18	82,000	82,423
United States Treasury Note/Bond	0.750%	3/31/18	10,000	10,044
United States Treasury Note/Bond	0.625%	4/30/18	40,000	39,900
United States Treasury Note/Bond	2.375%	6/30/18	119,500	129,677
United States Treasury Note/Bond	2.250%	7/31/18	311,000	335,541
United States Treasury Note/Bond	1.500%	8/31/18	5,000	5,198
United States Treasury Note/Bond	1.375%	9/30/18	177,000	182,807
United States Treasury Note/Bond	1.375%	11/30/18	70,000	72,264
United States Treasury Note/Bond	1.375%	12/31/18	18,000	18,568
United States Treasury Note/Bond	1.250%	1/31/19	61,000	62,468
United States Treasury Note/Bond	1.375%	2/28/19	15,000	15,459
United States Treasury Note/Bond	1.500%	3/31/19	96,000	99,570
United States Treasury Note/Bond	1.250%	4/30/19	45,000	45,970
United States Treasury Note/Bond	1.000%	6/30/19	20,000	20,094
United States Treasury Note/Bond	0.875%	7/31/19	60,000	59,756
United States Treasury Note/Bond	1.000%	8/31/19	24,000	24,053
United States Treasury Note/Bond	1.000%	9/30/19	94,000	94,118
United States Treasury Note/Bond	1.250%	10/31/19	20,000	20,331
United States Treasury Note/Bond	1.125%	12/31/19	114,000	114,694

United States Treasury Note/Bond	1.375%	1/31/20	16,000	16,343
United States Treasury Note/Bond	1.250%	2/29/20	24,000	24,289
United States Treasury Note/Bond	1.125%	3/31/20	33,000	33,088
United States Treasury Note/Bond	1.125%	4/30/20	25,000	25,027
United States Treasury Note/Bond	2.625%	8/15/20	138,000	152,253
1 United States Treasury Note/Bond	2.625%	11/15/20	706,000	778,365
United States Treasury Note/Bond	2.125%	8/15/21	142,500	150,828
United States Treasury Note/Bond	2.000%	11/15/21	108,500	113,451
United States Treasury Note/Bond	2.000%	2/15/22	111,000	115,718
United States Treasury Note/Bond	1.750%	5/15/22	68,000	69,233
United States Treasury Note/Bond	1.625%	8/15/22	72,000	72,225
United States Treasury Note/Bond	1.625%	11/15/22	156,000	155,805
United States Treasury Note/Bond	2.000%	2/15/23	87,000	89,556
				5,988,317
Conventional Mortgage-Backed Securities (0.0%)
[2,3] Freddie Mac Gold Pool	7.000%	5/1/15–3/1/16	96	100
				100
Total U.S. Government and Agency Obligations (Cost $5,734,831)				5,988,417
Temporary Cash Investments (0.4%)
Repurchase Agreements (0.4%)
Bank of Nova Scotia
(Dated 4/30/13, Repurchase Value
$9,260,000, collateralized by United States
Treasury Note/Bond 0.625%, 8/31/2017)	0.140%	5/1/13	9,260	9,260
RBC Capital Markets LLC
(Dated 4/30/13, Repurchase Value
$6,000,000, collateralized by Treasury
Inflation Indexed Note/Bond 1.500%,
7/31/2016)	0.130%	5/1/13	6,000	6,000
TD Securities (USA) LLC
(Dated 4/30/13, Repurchase Value
$6,000,000, collateralized by United States
Treasury Note/Bond 0.750%, 2/15/2042)	0.140%	5/1/13	6,000	6,000
				21,260
Total Temporary Cash Investments (Cost $21,260)				21,260
Total Investments (99.7%) (Cost $5,756,091)				6,009,677
Other Assets and Liabilities-Net (0.3%)				18,194
Net Assets (100%)				6,027,871

1 Securities with a value of $1,621,000 have been segregated as initial margin for open futures contracts.
2 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
3 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.

A. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing

Intermediate-Term Treasury Fund

time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The fund forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The fund has also entered into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund's portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold (Other Assets) or Payables for Investment Securities Purchased (Liabilities) in the Schedule of Investments. The primary risk associated with mortgage dollar rolls is that a counterparty will default on its obligations. This risk is mitigated by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring exposure to each counterparty.

C. Repurchase Agreements: The fund may enter into repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default or bankruptcy by the other party to the agreement, the fund may sell or retain the collateral; however, such action may be subject to legal proceedings.

D. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of April 30, 2013, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	5,988,417	—
Repurchase Agreements	—	21,260	—
Futures Contracts—Assets[1]	134	—	—
Total	134	6,009,677	—
1 Represents variation margin on the last day of the reporting period.

E. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these

Intermediate-Term Treasury Fund

instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At April 30, 2013, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
		Number of	Aggregate	Unrealized
		Long (Short)	Settlement Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
2-Year U.S. Treasury Note	June 2013	2,053	452,943	304
10-Year U.S. Treasury Note	June 2013	(1,431)	(190,837)	(1,320)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

F. At April 30, 2013, the cost of investment securities for tax purposes was $5,734,904,000. Net unrealized appreciation of investment securities for tax purposes was $253,513,000, consisting of unrealized gains of $253,520,000 on securities that had risen in value since their purchase and $7,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard High-Yield Corporate Fund

Schedule of Investments
As of April 30, 2013

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (1.3%)
U.S. Government Securities (1.3%)
	United States Treasury Note/Bond	4.250%	8/15/13	56,900	57,594
	United States Treasury Note/Bond	2.250%	5/31/14	92,825	94,928
	United States Treasury Note/Bond	4.250%	8/15/15	75,000	81,844
Total U.S. Government and Agency Obligations (Cost $229,044)					234,366
Asset-Backed/Commercial Mortgage-Backed Security (0.2%)
1	Avis Budget Car Rental LLC / Avis Budget
	Finance Inc.
	(Cost $36,595)	5.500%	4/1/23	36,600	37,698
Corporate Bonds (92.4%)
Finance (15.0%)
	Banking (3.9%)
	Ally Financial Inc.	8.000%	3/15/20	75,950	95,507
	Ally Financial Inc.	7.500%	9/15/20	58,250	71,648
1	Barclays Bank plc	6.050%	12/4/17	143,492	162,047
	Barclays Bank plc	5.140%	10/14/20	39,235	42,422
1	LBG Capital No.1 plc	7.875%	11/1/20	81,952	89,533
1	Lloyds TSB Bank plc	6.500%	9/14/20	28,730	32,695
	Royal Bank of Scotland Group plc	6.125%	12/15/22	113,600	122,464
	UBS AG	7.625%	8/17/22	80,150	92,314

	Finance Companies (8.3%)
2	Air Lease Corp.	6.125%	4/1/17	125,330	137,550
	Air Lease Corp.	4.750%	3/1/20	43,975	45,514
	CIT Group Inc.	4.250%	8/15/17	48,445	51,473
	CIT Group Inc.	5.250%	3/15/18	66,035	73,464
1	CIT Group Inc.	6.625%	4/1/18	120,655	140,563
1	CIT Group Inc.	5.500%	2/15/19	66,210	74,817
	CIT Group Inc.	5.375%	5/15/20	98,370	110,912
	CIT Group Inc.	5.000%	8/15/22	98,135	109,911
	International Lease Finance Corp.	8.625%	9/15/15	31,880	36,423
	International Lease Finance Corp.	5.750%	5/15/16	19,146	20,917
1	International Lease Finance Corp.	6.750%	9/1/16	32,895	37,500
	International Lease Finance Corp.	8.750%	3/15/17	38,820	46,584
	International Lease Finance Corp.	3.875%	4/15/18	42,475	43,112
1	International Lease Finance Corp.	7.125%	9/1/18	55,210	65,838
	International Lease Finance Corp.	5.875%	4/1/19	46,220	50,726
	International Lease Finance Corp.	6.250%	5/15/19	70,781	79,275
	International Lease Finance Corp.	8.250%	12/15/20	51,121	63,901
	International Lease Finance Corp.	4.625%	4/15/21	29,400	29,915
	International Lease Finance Corp.	8.625%	1/15/22	29,100	37,830
1	Provident Funding Associates LP / PFG
	Finance Corp.	10.250%	4/15/17	48,700	54,544
	SLM Corp.	6.250%	1/25/16	24,445	26,682
	SLM Corp.	6.000%	1/25/17	13,990	15,197
	SLM Corp.	8.450%	6/15/18	44,100	51,848
	SLM Corp.	8.000%	3/25/20	58,325	67,428
	SLM Corp.	7.250%	1/25/22	19,145	21,428

	SLM Corp.	5.500%	1/25/23	26,630	26,709

	Insurance (2.8%)
3	Hartford Financial Services Group Inc.	8.125%	6/15/38	94,960	112,884
1	ING US Inc.	5.500%	7/15/22	141,560	159,814
1	Liberty Mutual Group Inc.	7.800%	3/15/37	58,440	68,667
[1,3] MetLife Capital Trust IV		7.875%	12/15/67	46,910	58,755
[1,3] MetLife Capital Trust X		9.250%	4/8/68	33,000	46,200
	Provident Cos. Inc.	7.000%	7/15/18	27,310	32,590
	Unum Group	6.750%	12/15/28	16,145	19,831
	Unum Group	7.375%	6/15/32	6,295	7,045
					2,734,477
Industrial (71.2%)
	Basic Industry (7.6%)
[2,4] Arch Coal Inc. Bank Loan		5.750%	5/16/18	67,684	68,657
1	Ashland Inc.	3.875%	4/15/18	19,130	19,704
1	Ashland Inc.	4.750%	8/15/22	18,390	19,218
1	Ashland Inc.	4.750%	8/15/22	22,431	23,440
1	Axiall Corp.	4.875%	5/15/23	7,245	7,571
	Cascades Inc.	7.750%	12/15/17	32,145	34,154
	Cascades Inc.	7.875%	1/15/20	9,330	10,123
	Celanese US Holdings LLC	6.625%	10/15/18	11,265	12,307
	Celanese US Holdings LLC	5.875%	6/15/21	12,740	14,237
	CF Industries Inc.	6.875%	5/1/18	21,795	26,236
	CF Industries Inc.	7.125%	5/1/20	27,670	34,622
	Cloud Peak Energy Resources LLC / Cloud
	Peak Energy Finance Corp.	8.250%	12/15/17	18,500	19,864
	Cloud Peak Energy Resources LLC / Cloud
	Peak Energy Finance Corp.	8.500%	12/15/19	14,395	15,744
	CONSOL Energy Inc.	8.000%	4/1/17	34,455	37,341
	CONSOL Energy Inc.	8.250%	4/1/20	39,305	44,022
1	Eagle Spinco Inc.	4.625%	2/15/21	12,900	13,545
1	Eldorado Gold Corp.	6.125%	12/15/20	31,600	32,232
1	FMG Resources August 2006 Pty Ltd.	7.000%	11/1/15	49,525	51,754
1	FMG Resources August 2006 Pty Ltd.	6.375%	2/1/16	9,720	10,036
1	FMG Resources August 2006 Pty Ltd.	6.875%	2/1/18	78,750	83,672
1	FMG Resources August 2006 Pty Ltd.	6.875%	4/1/22	51,675	55,163
1	Hecla Mining Co.	6.875%	5/1/21	29,035	28,527
	Hexion US Finance Corp.	6.625%	4/15/20	45,175	46,982
1	Hexion US Finance Corp.	6.625%	4/15/20	16,435	17,092
	Hexion US Finance Corp. / Hexion Nova
	Scotia Finance ULC	8.875%	2/1/18	8,595	9,132
1	INEOS Finance plc	8.375%	2/15/19	56,035	62,899
1	INEOS Finance plc	7.500%	5/1/20	53,610	59,507
[2,4] INEOS Holdings Ltd. Bank Loan		6.500%	4/27/18	42,246	42,748
	LyondellBasell Industries NV	5.000%	4/15/19	23,405	26,682
	LyondellBasell Industries NV	6.000%	11/15/21	23,926	28,980
	Neenah Paper Inc.	7.375%	11/15/14	8,911	8,911
	Novelis Inc.	8.375%	12/15/17	40,790	44,665
	Novelis Inc.	8.750%	12/15/20	38,965	44,225
	Peabody Energy Corp.	7.375%	11/1/16	69,675	80,126
	Peabody Energy Corp.	6.000%	11/15/18	40,380	43,408
	Peabody Energy Corp.	6.500%	9/15/20	5,705	6,226
	Peabody Energy Corp.	6.250%	11/15/21	64,090	68,096
	Peabody Energy Corp.	7.875%	11/1/26	47,685	51,500
	PH Glatfelter Co.	5.375%	10/15/20	6,790	7,163
	Weyerhaeuser Co.	7.375%	10/1/19	37,950	48,126

Weyerhaeuser Co.	7.375%	3/15/32	26,800	36,635

Capital Goods (7.9%)
1 Ardagh Packaging Finance plc	7.375%	10/15/17	42,300	46,319
1 Ardagh Packaging Finance plc	9.125%	10/15/20	24,775	27,872
1 Ardagh Packaging Finance PLC / Ardagh MP
Holdings USA Inc.	7.375%	10/15/17	3,290	3,623
1 Ardagh Packaging Finance PLC / Ardagh MP
Holdings USA Inc.	4.875%	11/15/22	5,035	5,136
1 Ashtead Capital Inc.	6.500%	7/15/22	12,305	13,566
B/E Aerospace Inc.	6.875%	10/1/20	37,830	42,275
B/E Aerospace Inc.	5.250%	4/1/22	104,885	111,440
Ball Corp.	7.125%	9/1/16	3,380	3,566
Ball Corp.	7.375%	9/1/19	4,890	5,397
Ball Corp.	5.000%	3/15/22	28,800	30,528
1 Building Materials Corp. of America	6.875%	8/15/18	14,580	15,765
1 Building Materials Corp. of America	6.750%	5/1/21	50,565	56,001
Case New Holland Inc.	7.750%	9/1/13	23,465	23,934
Case New Holland Inc.	7.875%	12/1/17	91,500	108,885
1 Cemex Finance LLC	9.500%	12/14/16	113,570	121,934
Clean Harbors Inc.	5.250%	8/1/20	19,250	20,261
1 Clean Harbors Inc.	5.125%	6/1/21	11,845	12,378
CNH Capital LLC	3.875%	11/1/15	14,620	15,132
CNH Capital LLC	6.250%	11/1/16	43,785	48,492
1 CNH Capital LLC	3.625%	4/15/18	34,260	34,774
Crown Americas LLC / Crown Americas
Capital Corp. III	6.250%	2/1/21	38,900	43,276
1 Crown Americas LLC / Crown Americas
Capital Corp. IV	4.500%	1/15/23	24,265	24,690
1 Fibria Overseas Finance Ltd.	7.500%	5/4/20	38,460	43,652
1 Fibria Overseas Finance Ltd.	6.750%	3/3/21	10,200	11,458
Huntington Ingalls Industries Inc.	6.875%	3/15/18	30,665	33,885
Huntington Ingalls Industries Inc.	7.125%	3/15/21	43,475	48,148
Masco Corp.	6.125%	10/3/16	17,785	20,015
Masco Corp.	5.850%	3/15/17	9,404	10,390
Masco Corp.	6.625%	4/15/18	3,895	4,380
Masco Corp.	7.125%	3/15/20	59,416	69,220
Masco Corp.	5.950%	3/15/22	24,000	27,120
Masco Corp.	7.750%	8/1/29	16,486	19,125
Masco Corp.	6.500%	8/15/32	5,880	6,141
Owens Corning	9.000%	6/15/19	39,840	50,895
Owens Corning	7.000%	12/1/36	5,380	6,193
Reynolds Group Issuer Inc. / Reynolds Group
Issuer LLC / Reynolds Group Issuer Lu	7.125%	4/15/19	63,750	68,691
United Rentals North America Inc.	5.750%	7/15/18	15,155	16,632
United Rentals North America Inc.	7.375%	5/15/20	37,145	41,974
United Rentals North America Inc.	7.625%	4/15/22	30,495	34,917
United Rentals North America Inc.	6.125%	6/15/23	12,545	13,580
Vulcan Materials Co.	6.400%	11/30/17	18,020	20,115
Vulcan Materials Co.	7.000%	6/15/18	56,250	64,195
Vulcan Materials Co.	7.500%	6/15/21	2,485	2,929
Vulcan Materials Co.	7.150%	11/30/37	7,270	7,543

Communication (18.4%)
Belo Corp.	8.000%	11/15/16	9,750	10,445
CCO Holdings LLC / CCO Holdings Capital
Corp.	7.250%	10/30/17	33,505	36,269

CCO Holdings LLC / CCO Holdings Capital
Corp.	7.875%	4/30/18	38,955	41,438
CCO Holdings LLC / CCO Holdings Capital
Corp.	7.000%	1/15/19	30,985	33,657
CCO Holdings LLC / CCO Holdings Capital
Corp.	8.125%	4/30/20	43,862	49,564
CCO Holdings LLC / CCO Holdings Capital
Corp.	6.500%	4/30/21	58,995	63,862
CCO Holdings LLC / CCO Holdings Capital
Corp.	6.625%	1/31/22	48,700	53,205
CCO Holdings LLC / CCO Holdings Capital
Corp.	5.250%	9/30/22	42,845	43,488
CCO Holdings LLC / CCO Holdings Capital
Corp.	5.750%	1/15/24	33,570	34,997
CSC Holdings LLC	7.875%	2/15/18	27,180	31,801
CSC Holdings LLC	7.625%	7/15/18	79,045	92,483
CSC Holdings LLC	8.625%	2/15/19	10,520	12,782
CSC Holdings LLC	6.750%	11/15/21	26,895	30,660
DISH DBS Corp.	4.625%	7/15/17	9,730	9,912
DISH DBS Corp.	7.875%	9/1/19	11,685	13,321
DISH DBS Corp.	6.750%	6/1/21	133,715	144,412
DISH DBS Corp.	5.875%	7/15/22	65,390	66,861
1 DISH DBS Corp.	5.000%	3/15/23	64,435	62,502
1 eAccess Ltd.	8.250%	4/1/18	45,540	51,119
Embarq Corp.	7.995%	6/1/36	17,115	18,853
GCI Inc.	6.750%	6/1/21	27,691	26,445
Hughes Satellite Systems Corp.	6.500%	6/15/19	88,991	98,780
Hughes Satellite Systems Corp.	7.625%	6/15/21	20,920	23,953
1 IAC/InterActiveCorp	4.750%	12/15/22	22,085	22,030
1 Inmarsat Finance plc	7.375%	12/1/17	20,655	21,894
Intelsat Jackson Holdings SA	7.250%	4/1/19	60,330	66,212
Intelsat Jackson Holdings SA	8.500%	11/1/19	14,265	16,048
Intelsat Jackson Holdings SA	7.250%	10/15/20	164,947	183,091
Intelsat Jackson Holdings SA	7.500%	4/1/21	43,900	49,497
Lamar Media Corp.	7.875%	4/15/18	11,890	12,975
Lamar Media Corp.	5.875%	2/1/22	17,195	18,829
Lamar Media Corp.	5.000%	5/1/23	36,840	37,485
Liberty Interactive LLC	8.500%	7/15/29	14,595	16,492
Liberty Interactive LLC	8.250%	2/1/30	94,900	106,288
1 Lynx I Corp.	5.375%	4/15/21	29,130	31,206
MetroPCS Wireless Inc.	7.875%	9/1/18	55,420	61,101
MetroPCS Wireless Inc.	6.625%	11/15/20	75,800	81,864
National CineMedia LLC	6.000%	4/15/22	32,455	35,214
1 NBCUniversal Enterprise Inc.	5.250%	12/19/49	62,790	63,694
Nielsen Finance LLC / Nielsen Finance Co.	7.750%	10/15/18	48,300	53,855
NII Capital Corp.	7.625%	4/1/21	47,235	42,275
Quebecor Media Inc.	7.750%	3/15/16	28,818	29,358
Quebecor Media Inc.	7.750%	3/15/16	26,840	27,343
1 Quebecor Media Inc.	5.750%	1/15/23	84,210	87,368
Qwest Corp.	6.875%	9/15/33	24,815	25,125
1 SBA Communications Corp.	5.625%	10/1/19	37,650	39,533
SBA Telecommunications Inc.	8.250%	8/15/19	15,173	16,804
1 SBA Telecommunications Inc.	5.750%	7/15/20	15,106	16,088
1 Sinclair Television Group Inc.	9.250%	11/1/17	31,400	34,069
1 Sirius XM Radio Inc.	5.250%	8/15/22	47,216	48,514
1 Softbank Corp.	4.500%	4/15/20	80,905	83,594
1 Sprint Nextel Corp.	9.000%	11/15/18	92,545	113,830

1 Sprint Nextel Corp.	7.000%	3/1/20	155,830	178,036
Starz LLC / Starz Finance Corp.	5.000%	9/15/19	34,285	35,742
1 Unitymedia Hessen GmbH & Co. KG /
Unitymedia NRW GmbH	5.500%	1/15/23	46,780	48,242
1 UPCB Finance III Ltd.	6.625%	7/1/20	83,121	90,195
1 UPCB Finance V Ltd.	7.250%	11/15/21	40,995	45,504
1 UPCB Finance VI Ltd.	6.875%	1/15/22	42,036	46,124
Videotron Ltd.	9.125%	4/15/18	25,380	26,649
Videotron Ltd.	5.000%	7/15/22	60,292	62,402
Virgin Media Finance plc	8.375%	10/15/19	14,560	16,380
Virgin Media Finance plc	5.250%	2/15/22	31,720	32,313
1 Wind Acquisition Finance SA	11.750%	7/15/17	90,775	97,243
Windstream Corp.	7.875%	11/1/17	42,820	49,939
Windstream Corp.	8.125%	9/1/18	22,355	24,618
Windstream Corp.	7.000%	3/15/19	9,720	9,939
Windstream Corp.	7.750%	10/15/20	38,950	42,845
Zayo Group LLC / Zayo Capital Inc.	8.125%	1/1/20	20,870	23,505
Zayo Group LLC / Zayo Capital Inc.	10.125%	7/1/20	35,970	42,310

Consumer Cyclical (10.3%)
AMC Entertainment Inc.	8.750%	6/1/19	61,485	67,710
AutoNation Inc.	5.500%	2/1/20	15,796	17,297
Caesars Entertainment Operating Co. Inc.	8.500%	2/15/20	63,000	60,952
1 Carlson Wagonlit BV	6.875%	6/15/19	68,021	72,102
Choice Hotels International Inc.	5.700%	8/28/20	7,621	8,421
Choice Hotels International Inc.	5.750%	7/1/22	8,020	8,962
1 Cinemark USA Inc.	5.125%	12/15/22	6,030	6,241
1 Continental Rubber of America Corp.	4.500%	9/15/19	98,885	102,099
1 Corrections Corp. of America	4.125%	4/1/20	39,805	41,099
1 Corrections Corp. of America	4.625%	5/1/23	49,490	51,593
Delphi Corp.	5.875%	5/15/19	34,727	37,679
Delphi Corp.	6.125%	5/15/21	25,270	28,302
1 Felcor Lodging LP	5.625%	3/1/23	42,805	44,517
1 General Motors Financial Co. Inc.	4.750%	8/15/17	97,350	102,948
General Motors Financial Co. Inc.	6.750%	6/1/18	43,795	50,036
Hanesbrands Inc.	8.000%	12/15/16	11,418	12,346
Hanesbrands Inc.	6.375%	12/15/20	34,780	38,432
Host Hotels & Resorts LP	6.750%	6/1/16	5,356	5,443
Host Hotels & Resorts LP	5.875%	6/15/19	31,470	34,814
Host Hotels & Resorts LP	6.000%	11/1/20	47,725	53,333
Limited Brands, Inc.	8.500%	6/15/19	4,860	6,026
Limited Brands, Inc.	7.000%	5/1/20	22,210	25,958
Limited Brands, Inc.	6.625%	4/1/21	42,435	48,959
Limited Brands, Inc.	5.625%	2/15/22	19,235	20,822
1 NAI Entertainment Holdings LLC	8.250%	12/15/17	3,851	4,183
Neiman Marcus Group Inc.	7.125%	6/1/28	63,150	64,887
PVH Corp.	7.375%	5/15/20	22,985	25,858
PVH Corp.	4.500%	12/15/22	24,235	25,023
1 QVC Inc.	7.500%	10/1/19	66,400	73,289
QVC Inc.	5.125%	7/2/22	3,595	3,860
1 Realogy Group LLC	7.625%	1/15/20	53,680	61,732
Regal Cinemas Corp.	8.625%	7/15/19	62,520	69,397
Regal Entertainment Group	5.750%	2/1/25	5,250	5,289
Rite Aid Corp.	8.000%	8/15/20	29,250	33,418
Royal Caribbean Cruises Ltd.	11.875%	7/15/15	24,250	29,343
Sally Holdings LLC / Sally Capital Inc.	6.875%	11/15/19	27,555	30,862
Sally Holdings LLC / Sally Capital Inc.	5.750%	6/1/22	23,135	24,928

	Service Corp. International	6.750%	4/1/16	22,998	25,700
	Service Corp. International	7.000%	6/15/17	38,900	44,832
	Service Corp. International	7.625%	10/1/18	35,040	41,610
	Service Corp. International	4.500%	11/15/20	18,265	18,630
	Tenneco Inc.	7.750%	8/15/18	8,215	9,037
	Tenneco Inc.	6.875%	12/15/20	29,075	32,128
1	TRW Automotive Inc.	7.000%	3/15/14	57,555	60,433
1	TRW Automotive Inc.	7.250%	3/15/17	48,556	56,204
1	TRW Automotive Inc.	4.500%	3/1/21	14,475	14,909
	Wynn Las Vegas LLC / Wynn Las Vegas
	Capital Corp.	7.875%	11/1/17	15,470	16,514
	Wynn Las Vegas LLC / Wynn Las Vegas
	Capital Corp.	7.875%	5/1/20	14,590	16,706
	Wynn Las Vegas LLC / Wynn Las Vegas
	Capital Corp.	7.750%	8/15/20	73,000	83,767
	Wynn Las Vegas LLC / Wynn Las Vegas
	Capital Corp.	5.375%	3/15/22	59,010	63,878

	Consumer Noncyclical (10.6%)
1	ARAMARK Corp.	5.750%	3/15/20	10,105	10,585
	Avon Products Inc.	4.600%	3/15/20	4,100	4,414
	Avon Products Inc.	5.000%	3/15/23	16,345	17,675
[2,4] Bausch & Lomb Inc. Bank Loan		5.250%	5/17/19	49,491	49,731
	Bio-Rad Laboratories Inc.	8.000%	9/15/16	6,310	6,720
1	Biomet Inc.	6.500%	8/1/20	60,850	65,870
1	Biomet Inc.	6.500%	10/1/20	75,990	78,840
	CHS/Community Health Systems Inc.	5.125%	8/15/18	54,960	58,807
	Constellation Brands Inc.	7.250%	9/1/16	65,188	75,455
	Constellation Brands Inc.	7.250%	5/15/17	26,605	30,995
	Constellation Brands Inc.	3.750%	5/1/21	9,450	9,450
	Constellation Brands Inc.	6.000%	5/1/22	12,880	14,876
	Constellation Brands Inc.	4.250%	5/1/23	10,625	10,625
	DaVita HealthCare Partners Inc.	6.375%	11/1/18	35,482	37,877
	DaVita HealthCare Partners Inc.	6.625%	11/1/20	36,385	39,932
[2,4] Del Monte Foods Co. Bank Loan		4.000%	3/8/18	6,076	6,116
1	Fresenius Medical Care US Finance II Inc.	5.625%	7/31/19	38,265	42,665
1	Fresenius Medical Care US Finance II Inc.	5.875%	1/31/22	15,090	17,165
1	Fresenius Medical Care US Finance Inc.	6.500%	9/15/18	5,830	6,719
1	Fresenius Medical Care US Finance Inc.	5.750%	2/15/21	47,730	54,412
1	Fresenius US Finance II Inc.	9.000%	7/15/15	28,475	32,817
	HCA Holdings Inc.	6.250%	2/15/21	25,540	28,094
	HCA Inc.	6.500%	2/15/16	69,575	77,054
	HCA Inc.	8.500%	4/15/19	23,905	26,385
	HCA Inc.	6.500%	2/15/20	136,760	157,445
	HCA Inc.	5.875%	3/15/22	60,405	67,352
	HCA Inc.	4.750%	5/1/23	72,500	75,581
	HCA Inc.	7.690%	6/15/25	4,510	4,826
	Health Management Associates Inc.	7.375%	1/15/20	74,537	82,736
1	Hypermarcas SA	6.500%	4/20/21	71,815	77,141
1	IMS Health Inc.	12.500%	3/1/18	76,475	91,388
1	IMS Health Inc.	6.000%	11/1/20	14,255	15,253
	LifePoint Hospitals Inc.	6.625%	10/1/20	17,460	19,075
1	Mallinckrodt International Finance SA	3.500%	4/15/18	9,700	9,850
1	Mallinckrodt International Finance SA	4.750%	4/15/23	24,250	24,803
1	Party City Holdings Inc.	8.875%	8/1/20	88,580	99,210
[2,4] Quintiles Transnational Corp. Bank Loan		7.500%	2/28/17	20,915	21,386
	Tenet Healthcare Corp.	9.250%	2/1/15	8,760	9,910

	Tenet Healthcare Corp.	6.250%	11/1/18	40,210	45,437
	Tenet Healthcare Corp.	8.875%	7/1/19	29,325	32,991
1	Tenet Healthcare Corp.	4.750%	6/1/20	16,875	17,592
1	Tenet Healthcare Corp.	4.500%	4/1/21	42,147	43,201
1	US Foods Inc.	8.500%	6/30/19	48,470	52,953
[2,4] US Foods Inc. Bank Loan		5.750%	3/31/17	46,671	47,235
	Warner Chilcott Co. LLC / Warner Chilcott
	Finance LLC	7.750%	9/15/18	123,262	134,047

	Energy (5.5%)
	Chesapeake Energy Corp.	9.500%	2/15/15	15,900	17,967
	Chesapeake Energy Corp.	6.625%	8/15/20	29,170	33,035
	Chesapeake Energy Corp.	6.125%	2/15/21	68,230	75,138
	Concho Resources Inc.	7.000%	1/15/21	15,256	17,125
	Concho Resources Inc.	6.500%	1/15/22	29,062	32,186
	Concho Resources Inc.	5.500%	10/1/22	92,925	98,500
	Continental Resources Inc.	5.000%	9/15/22	92,870	100,996
	Denbury Resources Inc.	8.250%	2/15/20	19,004	21,522
	Denbury Resources Inc.	6.375%	8/15/21	12,445	13,907
	Denbury Resources Inc.	4.625%	7/15/23	29,500	29,869
	EP Energy LLC / EP Energy Finance Inc.	9.375%	5/1/20	66,027	76,921
	EP Energy LLC / Everest Acquisition Finance
	Inc.	6.875%	5/1/19	14,785	16,189
	Harvest Operations Corp.	6.875%	10/1/17	50,600	56,672
	Hornbeck Offshore Services Inc.	5.875%	4/1/20	9,065	9,564
1	MEG Energy Corp.	6.375%	1/30/23	30,650	32,336
	Newfield Exploration Co.	7.125%	5/15/18	56,260	58,510
	Newfield Exploration Co.	6.875%	2/1/20	16,575	18,067
	Newfield Exploration Co.	5.750%	1/30/22	26,890	29,512
	Newfield Exploration Co.	5.625%	7/1/24	29,045	31,151
	Plains Exploration & Production Co.	6.500%	11/15/20	19,400	21,631
	Plains Exploration & Production Co.	6.625%	5/1/21	12,485	13,905
	Plains Exploration & Production Co.	6.750%	2/1/22	23,936	27,078
	Plains Exploration & Production Co.	6.875%	2/15/23	14,295	16,296
	Range Resources Corp.	6.750%	8/1/20	13,580	15,074
	Range Resources Corp.	5.750%	6/1/21	44,365	48,469
	Range Resources Corp.	5.000%	8/15/22	19,225	20,499
1	Seadrill Ltd.	5.625%	9/15/17	71,195	72,797

	Other Industrial (0.5%)
	CBRE Services Inc.	5.000%	3/15/23	83,320	85,195

	Technology (9.2%)
	Brocade Communications Systems Inc.	6.875%	1/15/20	13,038	14,342
1	Brocade Communications Systems Inc.	4.625%	1/15/23	23,360	22,893
	CDW LLC / CDW Finance Corp.	8.000%	12/15/18	43,410	48,673
[2,4] CDW LLC / CDW Finance Corp. Bank Loan		4.000%	7/15/17	108,537	108,847
	Equinix Inc.	4.875%	4/1/20	8,750	9,166
	Equinix Inc.	7.000%	7/15/21	60,830	69,042
	Equinix Inc.	5.375%	4/1/23	37,690	39,574
	Fidelity National Information Services Inc.	7.875%	7/15/20	18,685	21,067
	Fidelity National Information Services Inc.	5.000%	3/15/22	69,590	76,810
1	First Data Corp.	7.375%	6/15/19	53,405	58,078
1	First Data Corp.	8.875%	8/15/20	22,379	25,400
1	First Data Corp.	6.750%	11/1/20	54,020	57,666
1	First Data Corp.	8.250%	1/15/21	62,840	66,767
[2,4] First Data Corp. Bank Loan		4.199%	9/24/14	48,433	48,236

1	Flextronics International Ltd.	4.625%	2/15/20	38,975	39,852
1	Flextronics International Ltd.	5.000%	2/15/23	58,120	59,282
	Freescale Semiconductor Inc.	8.875%	12/15/14	5,566	5,594
1	Freescale Semiconductor Inc.	10.125%	3/15/18	50,621	56,189
1	Freescale Semiconductor Inc.	9.250%	4/15/18	29,155	32,071
[2,4] Freescale Semiconductor Inc. Bank Loan		5.000%	3/1/20	93,622	94,675
[2,4] Infor (US) Inc. Bank Loan		5.250%	4/5/18	21,503	21,839
	Infor (US) Inc.	11.500%	7/15/18	34,061	40,107
	Infor (US) Inc.	9.375%	4/1/19	34,141	38,921
	Iron Mountain Inc.	7.750%	10/1/19	34,055	38,482
	Iron Mountain Inc.	8.000%	6/15/20	27,190	28,414
	Iron Mountain Inc.	8.375%	8/15/21	45,555	50,908
	Iron Mountain Inc.	5.750%	8/15/24	21,880	22,509
	Jabil Circuit Inc.	7.750%	7/15/16	10,690	12,374
	Jabil Circuit Inc.	8.250%	3/15/18	8,745	10,549
	Jabil Circuit Inc.	5.625%	12/15/20	8,580	9,181
	Jabil Circuit Inc.	4.700%	9/15/22	49,710	50,580
	Lender Processing Services Inc.	5.750%	4/15/23	32,446	34,636
1	NCR Corp.	4.625%	2/15/21	45,945	45,945
1	NCR Corp.	5.000%	7/15/22	16,915	17,126
1	NXP BV / NXP Funding LLC	5.750%	3/15/23	8,635	9,067
1	Sensata Technologies BV	6.500%	5/15/19	67,739	73,836
1	Sensata Technologies BV	4.875%	10/15/23	9,095	9,245
	SunGard Data Systems Inc.	7.375%	11/15/18	53,200	57,323
1	SunGard Data Systems Inc.	6.625%	11/1/19	39,220	41,475
	SunGard Data Systems Inc.	7.625%	11/15/20	98,546	109,140

	Transportation (1.2%)
3	Continental Airlines 2007-1 Class B Pass
	Through Trust	6.903%	4/19/22	19,523	21,085
1	Hertz Corp.	4.250%	4/1/18	8,040	8,372
	Hertz Corp.	6.750%	4/15/19	110,160	122,278
	Hertz Corp.	5.875%	10/15/20	6,205	6,771
	Hertz Corp.	7.375%	1/15/21	60,490	68,429
					13,004,311
Utilities (6.2%)
	Electric (3.1%)
	AES Corp.	7.750%	10/15/15	44,790	51,453
	AES Corp.	8.000%	10/15/17	45,766	54,805
	AES Corp.	8.000%	6/1/20	19,980	24,276
1	Calpine Corp.	7.250%	10/15/17	109,007	115,547
1	Calpine Corp.	7.500%	2/15/21	57,367	64,681
1	Calpine Corp.	7.875%	1/15/23	13,500	15,457
	DPL Inc.	6.500%	10/15/16	14,550	15,605
	DPL Inc.	7.250%	10/15/21	102,505	109,296
	Homer City Generation LP	8.734%	10/1/26	48,612	51,285
1	Ipalco Enterprises Inc.	7.250%	4/1/16	11,985	13,483
	IPALCO Enterprises Inc.	5.000%	5/1/18	14,510	15,671
	Puget Energy Inc.	5.625%	7/15/22	29,300	32,877

	Natural Gas (3.1%)
	AmeriGas Finance LLC / AmeriGas Finance
	Corp.	6.750%	5/20/20	25,965	28,756
	AmeriGas Finance LLC / AmeriGas Finance
	Corp.	7.000%	5/20/22	48,660	54,378
	El Paso LLC	7.000%	6/15/17	21,395	24,604
	El Paso LLC	7.250%	6/1/18	66,150	77,313

El Paso LLC	6.500%	9/15/20	41,765	47,142
El Paso LLC	7.750%	1/15/32	26,290	29,839
Energy Transfer Equity LP	7.500%	10/15/20	76,385	89,370
Ferrellgas LP / Ferrellgas Finance Corp.	6.500%	5/1/21	74,191	78,086
Kinder Morgan Finance Co. LLC	5.700%	1/5/16	15,000	16,387
1 Kinder Morgan Finance Co. LLC	6.000%	1/15/18	45,785	50,707
MarkWest Energy Partners LP / MarkWest
Energy Finance Corp.	6.500%	8/15/21	8,533	9,408
MarkWest Energy Partners LP / MarkWest
Energy Finance Corp.	6.250%	6/15/22	36,425	40,614
MarkWest Energy Partners LP / MarkWest
Energy Finance Corp.	5.500%	2/15/23	13,200	14,487
MarkWest Energy Partners LP / MarkWest
Energy Finance Corp.	4.500%	7/15/23	9,600	10,032
				1,135,559
Total Corporate Bonds (Cost $15,407,733)				16,874,347
			Shares
Preferred Stocks (1.9%)
Citigroup Capital XIII Pfd.	7.875%		5,301,250	149,707
Hartford Financial Services Group Inc. Pfd.	7.875%		3,307,200	100,870
GMAC Capital Trust I Pfd.	8.125%		3,427,800	93,819
Total Preferred Stocks (Cost $308,800)				344,396
Other (0.0%)
* MediaNews Group Inc. Warrants Exp. 03/19/2017			73,622	673
* Virgin Media Escrow			14,560,000	49
Total Other Investments (Cost $27,348)				722
			Face
			Amount
			($000)
Temporary Cash Investments (3.5%)
Repurchase Agreements (3.5%)
Bank of America Securities, LLC
(Dated 4/30/13, Repurchase Value
$109,201,000, collateralized by Federal
National Mortgage Assn. 4.288%, 10/1/20)	0.170%	5/1/13	109,200	109,200
Deutsche Bank Securities, Inc.
(Dated 4/30/13, Repurchase Value
$122,301,000, collateralized by Federal
National Mortgage Assn. 3.500%-5.500%,
7/1/41-1/1/43)	0.170%	5/1/13	122,300	122,300
RBC Capital Markets LLC
(Dated 4/30/13, Repurchase Value
$346,202,000, collateralized by Federal
National Mortgage Assn. 3.500%-5.000%,
10/1/40-3/1/43)	0.170%	5/1/13	346,200	346,200
TD Securities (USA) LLC
(Dated 4/30/13, Repurchase Value
$72,000,000, collateralized by Federal
Home Loan Mortgage Corp. 3.500%,
9/1/42)	0.170%	5/1/13	72,000	72,000
				649,700
Total Temporary Cash Investments (Cost $649,700)				649,700

Total Investments (99.3%) (Cost $16,659,220)	18,141,229
Other Assets and Liabilities-Net (0.7%)	121,154
Net Assets (100%)	18,262,383

* Non-income-producing security.
1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2013, the aggregate value of these securities was $5,531,069,000, representing 30.3% of net assets.
2 Adjustable-rate security.
3 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
4 Security is a senior, secured, high-yield floating-rate loan. These loans are debt obligations issued by public and private companies and are comparable to high-yield bonds from a ratings and leverage perspective. At April 30, 2013, the aggregate value of these securities was $509,470,000, representing 2.8% of net assets.

A. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Repurchase Agreements: The fund may enter into repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default or bankruptcy by the other party to the agreement, the fund may sell or retain the collateral; however, such action may be subject to legal proceedings.

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of April 30, 2013, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	234,366	—
Asset-Backed/Commercial Mortgage-Backed Securities	—	37,698	—
Corporate Bonds	—	16,874,347	—
Preferred Stocks	344,396	—	—
Other	—	—	722
Temporary Cash Investments	—	649,700	—
Total	344,396	17,796,111	722

D. At April 30, 2013, the cost of investment securities for tax purposes was $16,659,220,000. Net unrealized appreciation of investment securities for tax purposes was $1,482,009,000, consisting of unrealized gains of $1,524,960,000 on securities that had risen in value since their purchase and $42,951,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Intermediate-Term Investment-Grade Fund

Schedule of Investments
As of April 30, 2013

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (7.9%)
U.S. Government Securities (7.9%)
	United States Treasury Inflation Indexed
	Bonds	0.125%	4/15/18	181,790	196,787
	United States Treasury Note/Bond	2.250%	5/31/14	1,200	1,227
	United States Treasury Note/Bond	2.625%	6/30/14	13,010	13,384
	United States Treasury Note/Bond	0.375%	11/15/14	12,000	12,034
	United States Treasury Note/Bond	0.250%	2/15/15	45,000	45,035
	United States Treasury Note/Bond	0.125%	4/30/15	53,000	52,909
	United States Treasury Note/Bond	2.500%	4/30/15	105,000	109,742
	United States Treasury Note/Bond	0.250%	5/15/15	154,983	155,081
	United States Treasury Note/Bond	4.125%	5/15/15	28,000	30,214
	United States Treasury Note/Bond	0.375%	6/15/15	66,694	66,903
	United States Treasury Note/Bond	1.875%	6/30/15	70,000	72,483
	United States Treasury Note/Bond	0.250%	7/15/15	30,400	30,409
	United States Treasury Note/Bond	0.250%	8/15/15	185,000	185,000
	United States Treasury Note/Bond	1.250%	8/31/15	2,034	2,081
	United States Treasury Note/Bond	1.250%	9/30/15	50,000	51,196
1	United States Treasury Note/Bond	9.875%	11/15/15	9,000	11,184
	United States Treasury Note/Bond	0.375%	3/15/16	33,000	33,067
	United States Treasury Note/Bond	2.375%	3/31/16	2,000	2,120
	United States Treasury Note/Bond	0.250%	4/15/16	318,000	317,453
2	United States Treasury Note/Bond	2.625%	4/30/16	4,700	5,022
	United States Treasury Note/Bond	2.750%	2/15/19	6,395	7,093
	United States Treasury Note/Bond	1.250%	4/30/19	45,000	45,970
	United States Treasury Note/Bond	3.625%	8/15/19	1,530	1,784
	United States Treasury Note/Bond	1.000%	8/31/19	55,000	55,121
	United States Treasury Note/Bond	3.375%	11/15/19	32,810	37,844
					1,541,143
Nonconventional Mortgage-Backed Securities (0.0%)
[3,4,5]Freddie Mac Non Gold Pool		2.375%	8/1/32	552	574
[3,4,5]Freddie Mac Non Gold Pool		3.018%	9/1/32	194	200
					774
Total U.S. Government and Agency Obligations (Cost $1,527,246)					1,541,917
Asset-Backed/Commercial Mortgage-Backed Securities (11.5%)
[5,6]	Ally Auto Receivables Trust 2010-3	2.690%	2/15/17	3,250	3,324
5	Ally Auto Receivables Trust 2012-1	1.210%	7/15/16	5,550	5,611
5	Ally Auto Receivables Trust 2012-SN1	0.700%	12/21/15	2,500	2,503
[5,6]	Ally Master Owner Trust Series 2010-2	4.250%	4/15/17	1,035	1,105
[5,6]	Ally Master Owner Trust Series 2010-2	4.590%	4/15/17	3,280	3,499
[3,5]	Ally Master Owner Trust Series 2010-4	1.269%	8/15/17	43,450	44,079
[3,5,6]Ally Master Owner Trust Series 2010-4		1.749%	8/15/17	8,100	8,223
[3,5,6]Ally Master Owner Trust Series 2010-4		2.149%	8/15/17	6,160	6,240
5	Ally Master Owner Trust Series 2012-3	1.210%	6/15/17	10,900	11,005
[3,5,6]American Express Credit Account Secured
	Note Trust 2004-2	0.869%	12/15/16	1,000	1,002
[3,5]	American Express Credit Account Secured
	Note Trust 2012-1	0.469%	1/15/20	10,000	10,015
[3,5]	American Express Credit Account Secured
	Note Trust 2012-4	0.439%	5/15/20	30,000	29,995

[3,5]	American Express Credit Account Secured
	Note Trust 2012-4	0.749%	5/15/20	7,000	7,013
[3,5]	American Express Issuance Trust II 2013-1	0.479%	2/15/19	13,000	13,035
[5,6]	Americold 2010 LLC Trust Series 2010-ART	4.954%	1/14/29	13,650	15,734
[5,6]	Americold 2010 LLC Trust Series 2010-ART	6.811%	1/14/29	5,540	6,762
5	AmeriCredit Automobile Receivables Trust
	2012-1	1.230%	9/8/16	1,700	1,713
5	AmeriCredit Automobile Receivables Trust
	2013-1	1.570%	1/8/19	720	718
5	AmeriCredit Automobile Receivables Trust
	2013-2	1.790%	3/8/19	3,100	3,113
[3,5,6]Arkle Master Issuer plc Series 2010-1		1.540%	5/17/60	14,170	14,390
[3,5,6]Arran Residential Mortgages Funding 2010-1
	plc	1.690%	5/16/47	8,288	8,407
[3,5,6]Arran Residential Mortgages Funding 2011-1
	plc	1.740%	11/19/47	8,700	8,805
6	Australia & New Zealand Banking Group Ltd.	2.400%	11/23/16	7,300	7,680
5	Banc of America Commercial Mortgage Trust
	2006-4	5.634%	7/10/46	24,950	28,078
5	Banc of America Commercial Mortgage Trust
	2007-2	5.795%	4/10/49	11,887	13,749
5	Banc of America Commercial Mortgage Trust
	2008-1	6.395%	2/10/51	31,812	38,077
[5,6]	Banc of America Re-Remic Trust Series
	2011-PARK	2.959%	12/10/30	4,975	5,106
[3,5,6]Bank of America Student Loan Trust 2010-
	1A	1.076%	2/25/43	20,546	20,638
[5,6]	Bank of Montreal	1.950%	1/30/18	16,600	17,324
6	Bank of Nova Scotia	1.950%	1/30/17	10,450	10,898
6	Bank of Nova Scotia	1.750%	3/22/17	16,350	16,952
[3,5]	Bank One Issuance Trust Series 2004-C2	0.999%	2/15/17	1,200	1,203
[5,6]	Beacon Container Finance LLC 2012-1A	3.720%	9/20/27	3,538	3,661
5	Bear Stearns Commercial Mortgage
	Securities Trust 2005-PWR7	4.945%	2/11/41	479	480
5	Bear Stearns Commercial Mortgage
	Securities Trust 2007-PWR16	5.905%	6/11/40	20,740	24,201
5	Bear Stearns Commercial Mortgage
	Securities Trust 2007-PWR18	5.613%	6/11/50	3,226	3,249
[3,5,6]BMW Floorplan Master Owner Trust 2012-1A		0.599%	9/15/17	20,300	20,357
[3,5]	Brazos Higher Education Authority Inc.
	Series 2005-3	0.484%	6/25/26	5,720	5,403
[3,5]	Brazos Higher Education Authority Inc.
	Series 2010-1	1.188%	5/25/29	3,342	3,399
[3,5]	Brazos Higher Education Authority Inc.
	Series 2011-1	1.088%	2/25/30	17,900	18,106
[5,6]	CAL Funding II Ltd. Series 2012-1A	3.470%	10/25/27	2,375	2,419
[5,6]	CAL Funding II Ltd. Series 2013-1A	3.350%	3/27/28	3,520	3,548
6	Canadian Imperial Bank of Commerce	2.750%	1/27/16	750	794
5	Capital Auto Receivables Asset Trust 2013-1	0.970%	1/22/18	6,550	6,586
5	Capital Auto Receivables Asset Trust 2013-1	1.290%	4/20/18	1,550	1,555
5	Capital Auto Receivables Asset Trust 2013-1	1.740%	10/22/18	1,700	1,709
[3,5]	Capital One Multi-asset Execution Trust
	2003-C3	2.449%	7/15/16	16,374	16,464
[3,5]	Capital One Multi-asset Execution Trust
	2004-C2	1.249%	12/15/16	1,988	1,988
[3,5]	Capital One Multi-asset Execution Trust
	2007-A1	0.249%	11/15/19	1,130	1,123

[3,5]	Capital One Multi-asset Execution Trust
	2007-A2	0.279%	12/16/19	79,750	79,283
[3,5]	Capital One Multi-asset Execution Trust
	2007-A5	0.239%	7/15/20	40,394	39,981
[3,5,6]Cards II Trust 2012-4A		0.649%	9/15/17	5,910	5,922
5	CarMax Auto Owner Trust 2012-3	0.790%	4/16/18	4,300	4,319
5	CenterPoint Energy Transition Bond Co. IV,
	LLC 2012-1	2.161%	10/15/21	9,100	9,571
[5,6]	CFCRE Commercial Mortgage Securities
	Trust Series 2011-C1	5.733%	4/15/44	2,900	3,244
[5,6]	CFCRE Commercial Mortgage Securities
	Trust Series 2011-C2	5.745%	12/15/47	10,260	12,423
[3,5]	Chase Issuance Trust 2007-C1	0.659%	4/15/19	6,100	6,031
[3,5]	Chase Issuance Trust 2012-A10	0.459%	12/16/19	26,000	26,043
[3,5]	Chase Issuance Trust 2012-A2	0.469%	5/15/19	21,000	21,056
5	Chase Issuance Trust 2012-A3	0.790%	6/15/17	22,000	22,146
5	Chrysler Financial Auto Securitization Trust
	2010-A	3.520%	8/8/16	6,928	6,932
[3,5]	Citibank Credit Card Issuance Trust 2005-C2	0.669%	3/24/17	1,520	1,514
[3,5]	Citibank Credit Card Issuance Trust 2008-A7	1.574%	5/20/20	11,800	12,433
[5,6]	Citibank Omni Master Trust 2009-A13	5.350%	8/15/18	16,845	17,855
[3,5,6]Citibank Omni Master Trust 2009-A14A		2.949%	8/15/18	5,825	6,011
[5,6]	Citibank Omni Master Trust 2009-A17	4.900%	11/15/18	71,322	75,979
5	Citigroup Commercial Mortgage Trust 2006-
	C5	5.431%	10/15/49	6,650	7,542
5	Citigroup Commercial Mortgage Trust 2007-
	C6	5.885%	12/10/49	284	285
5	Citigroup Commercial Mortgage Trust 2012-
	GC8	3.024%	9/10/45	3,850	4,000
[5,6]	Citigroup Commercial Mortgage Trust 2012-
	GC8	3.683%	9/10/45	2,017	2,144
5	Citigroup Commercial Mortgage Trust 2013-
	GC11	3.093%	4/15/46	5,650	5,819
[5,6]	CLI Funding LLC 2011-1A	4.500%	3/18/26	1,447	1,459
[5,6]	CLI Funding V LLC 2013-1A	2.830%	3/18/28	5,853	5,835
5	COMM 2006-C8 Mortgage Trust	5.306%	12/10/46	16,000	18,045
5	COMM 2007-C9 Mortgage Trust	5.811%	12/10/49	468	469
5	COMM 2012-CCRE2 Mortgage Trust	3.147%	8/15/45	2,700	2,841
5	COMM 2012-CCRE2 Mortgage Trust	3.791%	8/15/45	3,900	4,198
5	COMM 2012-CCRE3 Mortgage Trust	2.822%	11/15/45	9,050	9,235
5	COMM 2012-CCRE4 Mortgage Trust	2.853%	10/15/45	5,750	5,872
5	COMM 2012-CCRE5 Mortgage Trust	2.771%	12/10/45	2,700	2,750
5	COMM 2013-CCRE7 Mortgage Trust	3.213%	3/10/46	2,600	2,706
5	COMM 2013-LC6 Mortgage Trust	2.941%	1/10/46	3,800	3,903
[5,6]	COMM MORTGAGE TRUST COMM_13-
	SFS	2.987%	4/12/35	6,500	6,517
6	Commonwealth Bank of Australia	2.250%	3/16/17	10,450	10,967
6	Credit Suisse AG	1.625%	3/6/15	2,800	2,855
5	Credit Suisse Commercial Mortgage Trust
	Series 2007-C5	5.589%	9/15/40	1,341	1,345
[5,6]	Cronos Containers Program Ltd. 2012-2A	3.810%	9/18/27	3,625	3,743
[3,5]	Discover Card Execution Note Trust 2012-A4	0.569%	11/15/19	19,000	19,112
5	Discover Card Execution Note Trust 2012-A6	1.670%	1/18/22	50,000	50,626
[3,5]	Discover Card Execution Note Trust 2013-A1	0.499%	8/17/20	18,000	18,015
6	DNB Boligkreditt AS	1.450%	3/21/18	5,500	5,532
[5,6]	Dominos Pizza Master Issuer LLC 2012-1A	5.216%	1/25/42	7,242	8,160
5	Dryrock Issuance Trust Series 2012-2	0.640%	8/15/18	7,000	7,002

[5,6]	Enterprise Fleet Financing LLC Series 2011-
	3	2.100%	5/20/17	5,242	5,360
[5,6]	Enterprise Fleet Financing LLC Series 2012-
	2	0.720%	4/20/18	6,800	6,806
[5,6]	Enterprise Fleet Financing LLC Series 2012-
	2	0.930%	4/20/18	2,200	2,206
[5,6]	Fontainebleau Miami Beach Trust 2012-
	FBLU	2.887%	5/5/27	5,800	5,901
5	Ford Credit Auto Lease Trust 2011-B	1.420%	1/15/15	6,800	6,863
[5,6]	Ford Credit Auto Lease Trust 2012-B	1.100%	12/15/15	2,200	2,206
5	Ford Credit Auto Lease Trust 2013-A	0.780%	4/15/16	1,800	1,806
5	Ford Credit Auto Lease Trust 2013-A	1.010%	5/15/16	4,000	4,010
5	Ford Credit Auto Lease Trust 2013-A	1.280%	6/15/16	3,050	3,059
5	Ford Credit Auto Owner Trust 2010-A	2.930%	11/15/15	1,000	1,027
5	Ford Credit Auto Owner Trust 2010-A	3.220%	3/15/16	1,210	1,245
5	Ford Credit Auto Owner Trust 2013-A	1.150%	7/15/18	1,850	1,866
5	Ford Credit Auto Owner Trust 2013-A	1.360%	10/15/18	900	907
[3,5,6]Ford Credit Floorplan Master Owner Trust A
	Series 2010-3	1.899%	2/15/17	20,990	21,525
[5,6]	Ford Credit Floorplan Master Owner Trust A
	Series 2010-3	4.200%	2/15/17	7,440	7,913
[5,6]	Ford Credit Floorplan Master Owner Trust A
	Series 2010-3	4.990%	2/15/17	8,785	9,383
5	Ford Credit Floorplan Master Owner Trust A
	Series 2012-2	1.920%	1/15/19	2,000	2,068
5	Ford Credit Floorplan Master Owner Trust A
	Series 2012-4	0.940%	9/15/16	2,600	2,599
5	Ford Credit Floorplan Master Owner Trust A
	Series 2012-4	1.390%	9/15/16	6,100	6,119
5	Ford Credit Floorplan Master Owner Trust A
	Series 2012-5	1.490%	9/15/19	24,000	24,336
5	Ford Credit Floorplan Master Owner Trust A
	Series 2012-5	1.690%	9/15/19	1,600	1,619
5	Ford Credit Floorplan Master Owner Trust A
	Series 2012-5	2.140%	9/15/19	1,900	1,923
5	Ford Credit Floorplan Master Owner Trust A
	Series 2013-1	1.370%	1/15/18	5,700	5,712
5	Ford Credit Floorplan Master Owner Trust A
	Series 2013-1	1.820%	1/15/18	2,100	2,105
[5,6]	FRS I LLC 2013-1A	1.800%	4/15/43	1,620	1,627
[5,6]	FRS I LLC 2013-1A	3.080%	4/15/43	3,200	3,248
[3,5]	GE Capital Credit Card Master Note Trust
	Series 2011-2	1.199%	5/15/19	10,800	10,935
5	GE Capital Credit Card Master Note Trust
	Series 2012-2	2.220%	1/15/22	30,000	31,294
5	GE Capital Credit Card Master Note Trust
	Series 2012-6	1.360%	8/17/20	2,300	2,333
[3,5]	GE Dealer Floorplan Master Note Trust
	Series 2012-1	0.769%	2/20/17	9,200	9,246
[3,5]	GE Dealer Floorplan Master Note Trust
	Series 2012-2	0.949%	4/22/19	13,000	13,160
[3,5]	GE Dealer Floorplan Master Note Trust
	Series 2012-4	0.639%	10/20/17	10,000	10,019
[5,6]	Golden Credit Card Trust 2012-2A	1.770%	1/15/19	18,000	18,493
[3,5,6]Golden Credit Card Trust 2012-3A		0.649%	7/17/17	12,100	12,180
[3,5,6]Golden Credit Card Trust 2013-1A		0.449%	2/15/18	9,000	9,002
[5,6]	Great America Leasing Receivables 2011-1	2.340%	4/15/16	1,500	1,522

[5,6]	Great America Leasing Receivables 2013-1	1.160%	5/15/18	2,500	2,513
5	Greenwich Capital Commercial Funding
	Corp. Commercial Mortgage Trust 2005-
	GG5	5.224%	4/10/37	8,150	8,880
5	Greenwich Capital Commercial Funding
	Corp. Commercial Mortgage Trust 2006-
	GG7	6.060%	7/10/38	40,015	45,367
5	GS Mortgage Securities Trust 2006-GG6	5.506%	4/10/38	5,433	5,541
5	GS Mortgage Securities Trust 2006-GG6	5.553%	4/10/38	13,213	14,680
[5,6]	GS Mortgage Securities Trust 2010-C2	5.401%	12/10/43	1,370	1,568
[5,6]	GS Mortgage Securities Trust 2011-ALF	3.215%	2/10/21	5,290	5,330
[5,6]	GS Mortgage Securities Trust 2011-ALF	3.563%	2/10/21	1,850	1,865
[5,6]	GS Mortgage Securities Trust 2011-GC3	5.728%	3/10/44	2,650	3,088
[5,6]	GS Mortgage Securities Trust 2012-ALOHA	3.551%	4/10/34	9,100	9,727
[5,6]	GS Mortgage Securities Trust 2012-BWTR	2.954%	11/5/34	9,200	9,321
[5,6]	GS Mortgage Securities Trust 2012-GC6	4.948%	1/10/45	1,025	1,196
5	GS Mortgage Securities Trust 2012-GCJ7	3.377%	5/10/45	2,500	2,684
5	Harley Davidson Motorcycle Trust 2013-1	0.870%	7/15/19	3,500	3,509
[5,6]	Hertz Vehicle Financing LLC 2010-1A	3.740%	2/25/17	17,930	19,225
[5,6]	Hertz Vehicle Financing LLC 2011-1A	3.290%	3/25/18	7,500	8,070
[5,6]	Hertz Vehicle Financing LLC 2013-1A	1.830%	8/25/19	17,800	17,984
[5,6]	Hyundai Auto Lease Securitization Trust
	2012-A	1.050%	4/17/17	4,500	4,529
[5,6]	Hyundai Auto Lease Securitization Trust
	2013-A	0.660%	6/15/16	5,000	5,006
[5,6]	Hyundai Auto Lease Securitization Trust
	2013-A	0.770%	10/17/16	2,000	2,004
5	Hyundai Auto Receivables Trust 2012-B	1.950%	10/15/18	1,700	1,748
[5,6]	Icon Brands Holdings LLC 2012-1	4.229%	1/25/43	4,912	5,194
3	Illinois Student Assistance Commission
	Series 2010-1	1.326%	4/25/22	12,931	13,081
5	JP Morgan Chase Commercial Mortgage
	Securities Trust 2006-LDP6	5.475%	4/15/43	19,410	21,676
5	JP Morgan Chase Commercial Mortgage
	Securities Trust 2007-C1	5.716%	2/15/51	30,084	34,798
5	JP Morgan Chase Commercial Mortgage
	Securities Trust 2007-LDP12	5.827%	2/15/51	5,234	5,264
[5,6]	JP Morgan Chase Commercial Mortgage
	Securities Trust 2009-IWST	5.633%	12/5/27	4,350	5,259
[5,6]	JP Morgan Chase Commercial Mortgage
	Securities Trust 2010-C1	4.608%	6/15/43	10,030	11,264
[5,6]	JP Morgan Chase Commercial Mortgage
	Securities Trust 2010-C2	3.616%	11/15/43	1,250	1,367
[5,6]	JP Morgan Chase Commercial Mortgage
	Securities Trust 2010-C2	4.070%	11/15/43	1,175	1,321
[5,6]	JP Morgan Chase Commercial Mortgage
	Securities Trust 2010-C2	5.710%	11/15/43	2,313	2,715
[5,6]	JP Morgan Chase Commercial Mortgage
	Securities Trust 2010-C2	5.710%	11/15/43	2,730	3,118
[5,6]	JP Morgan Chase Commercial Mortgage
	Securities Trust 2011-C3	4.388%	2/15/46	6,550	7,406
[5,6]	JP Morgan Chase Commercial Mortgage
	Securities Trust 2011-C3	4.717%	2/15/46	11,090	12,910
[5,6]	JP Morgan Chase Commercial Mortgage
	Securities Trust 2011-C3	5.360%	2/15/46	6,170	7,082
[5,6]	JP Morgan Chase Commercial Mortgage
	Securities Trust 2011-C5	5.492%	8/15/46	4,000	4,804

5	JP Morgan Chase Commercial Mortgage
	Securities Trust 2012-C8	2.829%	10/15/45	2,800	2,854
[5,6]	JP Morgan Chase Commercial Mortgage
	Securities Trust 2012-C8	3.424%	10/15/45	6,100	6,354
[5,6]	JP Morgan Chase Commercial Mortgage
	Securities Trust 2012-HSBC	3.093%	7/5/32	5,900	6,170
[3,5,6]Lanark Master Issuer plc 2012-2A		1.689%	12/22/54	2,050	2,090
5	LB-UBS Commercial Mortgage Trust 2006-
	C7	5.347%	11/15/38	35,211	39,812
5	LB-UBS Commercial Mortgage Trust 2007-
	C7	5.866%	9/15/45	20,220	23,325
[5,6]	Macquarie Equipment Funding Trust 2012-A	0.850%	10/22/18	8,570	8,602
[5,6]	Master Credit Card Trust 2012-2A	1.970%	4/21/17	1,400	1,420
[3,5]	MBNA Credit Card Master Note Trust 2003-
	C7	1.549%	3/15/16	3,430	3,443
[3,5]	MBNA Credit Card Master Note Trust 2004-
	A3	0.459%	8/16/21	4,990	4,960
[3,5]	MBNA Credit Card Master Note Trust 2004-
	C2	1.099%	11/15/16	16,655	16,717
[5,6]	Mercedes-Benz Auto Lease Trust 2011-B	1.240%	7/17/17	6,900	6,943
5	Mercedes-Benz Auto Lease Trust 2013-A	0.720%	12/17/18	3,000	3,002
[5,6]	Mercedes-Benz Master Owner Trust 2012-A	0.790%	11/15/17	15,000	15,017
5	Merrill Lynch Mortgage Trust 2007-C1	5.940%	6/12/50	1,523	1,531
5	Merrill Lynch Mortgage Trust 2008-C1	5.690%	2/12/51	15,000	17,532
[5,6]	MMAF Equipment Finance LLC 2012-AA	1.980%	6/10/32	2,880	2,975
5	Morgan Stanley Bank of America Merrill
	Lynch Trust 2012-C5	3.176%	8/15/45	5,395	5,677
5	Morgan Stanley Bank of America Merrill
	Lynch Trust 2012-C5	3.792%	8/15/45	4,100	4,399
5	Morgan Stanley Bank of America Merrill
	Lynch Trust 2012-C6	2.858%	11/15/45	5,740	5,872
[5,6]	Morgan Stanley Bank of America Merrill
	Lynch Trust 2012-CKSV	3.277%	10/15/30	12,300	12,405
5	Morgan Stanley Bank of America Merrill
	Lynch Trust 2013-C7	2.918%	2/15/46	2,470	2,531
5	Morgan Stanley Bank of America Merrill
	Lynch Trust 2013-C7	3.214%	2/15/46	2,000	2,047
5	Morgan Stanley Bank of America Merrill
	Lynch Trust 2013-C9	3.102%	5/15/46	2,360	2,431
5	Morgan Stanley Capital I Trust 2007-TOP27	5.816%	6/11/42	285	286
5	Morgan Stanley Capital I Trust 2012-C4	3.773%	3/15/45	2,440	2,628
[5,6]	Morgan Stanley Capital I Trust 2012-STAR	3.201%	8/5/34	9,300	9,614
[3,5,6]Motor plc 12A		0.698%	2/25/20	8,890	8,896
[5,6]	Motor plc 12A	1.286%	2/25/20	2,615	2,624
6	National Australia Bank Ltd.	2.000%	6/20/17	6,600	6,867
6	National Australia Bank Ltd.	1.250%	3/8/18	4,960	4,984
[3,5,6]Navistar Financial Dealer Note Master
	Owner Trust Series 2013-1	0.870%	1/25/18	6,400	6,404
[3,5]	Nissan Master Owner Trust Receivables
	Series 2013-A	0.499%	2/15/18	9,000	9,002
[3,5]	Nissan Master Owner Trust Receivables
	Series 2012-A	0.669%	5/15/17	13,500	13,554
6	Norddeutsche Landesbank Girozentrale	0.875%	10/16/15	5,000	5,015
3	North Carolina State Education Assistance
	Authority 2011-1	1.176%	1/26/26	5,500	5,541
	Royal Bank of Canada	1.200%	9/19/17	9,750	9,853

5	Santander Drive Auto Receivables Trust
	2013-1	1.760%	1/15/19	1,070	1,070
5	Santander Drive Auto Receivables Trust
	2013-2	1.330%	3/15/18	1,350	1,354
5	Santander Drive Auto Receivables Trust
	2013-2	1.950%	3/15/19	5,500	5,526
[3,5,6]Silverstone Master Issuer plc 2010-1A		1.776%	1/21/55	18,475	19,002
[3,5,6]SLM Private Education Loan Trust 2013-1		1.253%	5/17/27	5,400	5,400
[5,6]	SLM Private Education Loan Trust 2013-1	2.500%	3/15/47	1,800	1,739
[3,5]	SLM Student Loan Trust 2005-5	0.376%	4/25/25	6,000	5,965
[3,5]	SLM Student Loan Trust 2006-5	0.386%	1/25/27	3,000	2,918
[3,5]	SLM Student Loan Trust 2006-6	0.386%	10/27/25	6,500	6,368
[3,5]	SLM Student Loan Trust 2007-1	0.366%	1/26/26	24,625	23,734
[5,6]	SLM Student Loan Trust 2011-A	4.370%	4/17/28	1,700	1,888
[5,6]	SLM Student Loan Trust 2011-B	3.740%	2/15/29	10,500	11,462
[3,5,6]SLM Student Loan Trust 2011-C		1.599%	12/15/23	3,377	3,417
[5,6]	SLM Student Loan Trust 2011-C	4.540%	10/17/44	5,450	6,119
[3,5,6]SLM Student Loan Trust 2012-B		1.299%	12/15/21	2,776	2,797
[5,6]	SLM Student Loan Trust 2012-B	3.480%	10/15/30	4,550	4,872
[3,5,6]SLM Student Loan Trust 2012-E		0.949%	10/16/23	11,006	11,057
[5,6]	SLM Student Loan Trust 2013-B	1.861%	5/15/30	3,000	2,999
[5,6]	SLM Student Loan Trust 2013-B	3.690%	5/16/44	1,400	1,351
[3,5,6]SMART ABS Series 2010-1US Trust		1.699%	12/14/15	18,794	18,961
[5,6]	SMART ABS Series 2011-1US Trust	2.520%	11/14/16	5,000	5,112
[5,6]	SMART ABS Series 2011-2US Trust	2.310%	4/14/17	1,750	1,797
5	SMART ABS Series 2012-4US Trust	0.970%	3/14/17	5,700	5,721
5	SMART ABS Series 2012-4US Trust	1.250%	8/14/18	2,000	1,999
5	SMART ABS Series 2013-1US Trust	1.050%	10/14/18	4,200	4,186
[5,6]	Sonic Capital LLC 2011-1A	5.438%	5/20/41	2,600	2,914
[3,5]	South Carolina Student Loan Corp. Revenue
	2010-1	1.276%	7/25/25	11,550	11,715
6	SpareBank 1 Boligkreditt AS	1.750%	11/15/19	10,000	9,964
[5,6]	Textainer Marine Containers Ltd. 2011-1A	4.700%	6/15/26	2,287	2,298
6	Toronto-Dominion Bank	1.500%	3/13/17	13,700	14,066
[5,6]	Trinity Rail Leasing LP Series 2012-1A	2.266%	1/15/43	1,564	1,606
5	UBS Commercial Mortgage Trust 2012-C1	4.171%	5/10/45	1,200	1,321
[5,6]	UBS-BAMLL Trust 2012-WRM	3.663%	6/10/30	11,800	12,427
5	UBS-Barclays Commercial Mortgage Trust
	2012-C2	2.850%	12/10/45	7,055	7,175
[5,6]	VNO 2012-6AVE Mortgage Trust	2.996%	11/15/30	8,000	8,167
5	Volkswagen Auto Lease Trust 2012-A	1.060%	5/22/17	3,200	3,230
[3,5,6]Volkswagen Credit Auto Master Owner Trust
	2011-1A	0.879%	9/20/16	18,000	18,098
[5,6]	Volvo Financial Equipment LLC 2012-1A	2.380%	9/16/19	1,200	1,227
5	Wachovia Bank Commercial Mortgage Trust
	Series 2006-C27	5.765%	7/15/45	13,271	14,740
5	Wachovia Bank Commercial Mortgage Trust
	Series 2006-C28	5.572%	10/15/48	25,425	28,822
5	Wachovia Bank Commercial Mortgage Trust
	Series 2007-C34	5.569%	5/15/46	4,929	4,946
5	Wells Fargo Commercial Mortgage Trust
	2012-LC5	2.918%	10/15/45	3,950	4,068
5	Wells Fargo Commercial Mortgage Trust
	2012-LC5	3.539%	10/15/45	1,610	1,697
6	Westpac Banking Corp.	1.375%	7/17/15	8,450	8,595
6	Westpac Banking Corp.	2.450%	11/28/16	8,000	8,447

[5,6]	WFRBS Commercial Mortgage Trust 2011-
	C3	4.375%	3/15/44	5,450	6,233
5	WFRBS Commercial Mortgage Trust 2012-
	C10	2.875%	12/15/45	6,930	7,086
5	WFRBS Commercial Mortgage Trust 2012-
	C7	3.431%	6/15/45	8,400	8,994
5	WFRBS Commercial Mortgage Trust 2012-
	C7	4.090%	6/15/45	6,100	6,741
5	WFRBS Commercial Mortgage Trust 2012-
	C8	3.001%	8/15/45	3,300	3,427
5	WFRBS Commercial Mortgage Trust 2012-
	C9	2.870%	11/15/45	5,650	5,785
5	WFRBS Commercial Mortgage Trust 2012-
	C9	3.388%	11/15/45	2,870	2,987
5	WFRBS Commercial Mortgage Trust 2013-
	C12	3.560%	3/15/48	2,500	2,648
5	WFRBS Commercial Mortgage Trust 2013-
	C13	3.345%	5/15/45	2,220	2,287
5	World Financial Network Credit Card Master
	Note Trust Series 2011-A	1.610%	12/15/21	4,000	4,050
[3,5,6]World Omni Master Owner Trust 2013-1		0.549%	2/15/18	4,000	4,001
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $2,166,768)					2,265,428
Corporate Bonds (74.9%)
Finance (27.5%)
	Banking (16.8%)
	AgriBank FCB	9.125%	7/15/19	5,000	6,674
	American Express Bank FSB	6.000%	9/13/17	4,250	5,080
	American Express Centurion Bank	5.950%	6/12/17	10,000	11,819
	American Express Centurion Bank	6.000%	9/13/17	5,060	6,053
	American Express Co.	5.500%	9/12/16	6,070	6,936
	American Express Co.	6.150%	8/28/17	17,000	20,419
	American Express Co.	7.000%	3/19/18	24,000	30,122
	American Express Co.	2.650%	12/2/22	18,679	18,689
5	American Express Co.	6.800%	9/1/66	4,000	4,360
	American Express Credit Corp.	2.800%	9/19/16	2,700	2,862
	American Express Credit Corp.	2.375%	3/24/17	5,000	5,250
6	ANZ Capital Trust II	5.360%	11/29/49	3,000	3,044
	Associates Corp. of North America	6.950%	11/1/18	8,855	10,928
	Australia & New Zealand Banking Group Ltd.	1.875%	10/6/17	8,000	8,264
6	Australia & New Zealand Banking Group Ltd.	4.875%	1/12/21	9,317	10,968
6	Banco de Credito del Peru	4.250%	4/1/23	5,000	5,097
6	Banco Santander Chile	5.375%	12/9/14	1,150	1,209
6	Banco Votorantim SA	5.250%	2/11/16	12,000	12,780
	Bancolombia SA	5.125%	9/11/22	5,000	5,111
	Bank of America Corp.	3.625%	3/17/16	5,000	5,299
	Bank of America Corp.	3.750%	7/12/16	5,000	5,325
	Bank of America Corp.	6.500%	8/1/16	6,375	7,350
	Bank of America Corp.	5.420%	3/15/17	7,300	8,084
	Bank of America Corp.	3.875%	3/22/17	1,400	1,507
	Bank of America Corp.	6.000%	9/1/17	1,750	2,036
	Bank of America Corp.	5.750%	12/1/17	10,500	12,179
	Bank of America Corp.	5.650%	5/1/18	15,000	17,397
	Bank of America Corp.	7.625%	6/1/19	12,000	15,339
	Bank of America Corp.	5.625%	7/1/20	22,500	26,672
	Bank of America Corp.	5.875%	1/5/21	18,500	22,327
	Bank of America Corp.	5.000%	5/13/21	20,750	23,733
	Bank of America Corp.	5.700%	1/24/22	22,000	26,206

	Bank of America Corp.	3.300%	1/11/23	25,000	25,261
	Bank of America NA	5.300%	3/15/17	8,877	9,962
	Bank of America NA	6.100%	6/15/17	5,000	5,783
	Bank of Montreal	1.400%	9/11/17	1,970	1,985
	Bank of Montreal	1.450%	4/9/18	5,800	5,818
	Bank of Montreal	2.550%	11/6/22	30,000	30,118
	Bank of New York Mellon Corp.	5.500%	12/1/17	5,465	6,360
	Bank of New York Mellon Corp.	5.450%	5/15/19	9,580	11,589
	Bank of New York Mellon Corp.	4.600%	1/15/20	14,300	16,744
	Bank of New York Mellon Corp.	4.150%	2/1/21	9,000	10,172
	Bank of New York Mellon Corp.	3.550%	9/23/21	9,040	9,866
	Bank of Nova Scotia	4.375%	1/13/21	8,500	9,813
6	Barclays Bank plc	6.050%	12/4/17	6,307	7,123
	Barclays Bank plc	6.750%	5/22/19	33,530	41,895
	Barclays Bank plc	5.125%	1/8/20	37,125	43,325
	BB&T Corp.	4.900%	6/30/17	5,300	5,994
	BB&T Corp.	6.850%	4/30/19	5,714	7,290
	BB&T Corp.	5.250%	11/1/19	12,000	14,054
	BB&T Corp.	3.950%	3/22/22	10,500	11,467
	Bear Stearns Cos. LLC	6.400%	10/2/17	5,500	6,590
	Bear Stearns Cos. LLC	7.250%	2/1/18	19,035	23,791
	BNP Paribas SA	2.375%	9/14/17	3,700	3,795
	BNP Paribas SA	5.000%	1/15/21	106,400	121,689
	BNP Paribas SA	3.250%	3/3/23	41,200	41,464
	Capital One Bank USA NA	3.375%	2/15/23	4,000	4,047
	Capital One NA	1.500%	3/22/18	7,000	6,964
	Citigroup Inc.	3.953%	6/15/16	2,730	2,950
	Citigroup Inc.	6.000%	8/15/17	7,000	8,191
	Citigroup Inc.	6.125%	11/21/17	6,111	7,252
	Citigroup Inc.	6.125%	5/15/18	15,000	18,045
	Citigroup Inc.	8.500%	5/22/19	19,317	25,958
	Citigroup Inc.	5.375%	8/9/20	26,000	31,046
	Citigroup Inc.	4.500%	1/14/22	38,500	43,382
	Citigroup Inc.	3.375%	3/1/23	5,000	5,170
[5,6,7]Colonial BancGroup Inc.		7.114%	5/29/49	17,340	2
	Comerica Bank	5.750%	11/21/16	8,500	9,786
	Commonwealth Bank of Australia	1.900%	9/18/17	7,750	8,004
6	Commonwealth Bank of Australia	5.000%	3/19/20	15,000	17,590
	Cooperatieve Centrale Raiffeisen-
	Boerenleenbank BA	4.500%	1/11/21	24,000	27,278
	Cooperatieve Centrale Raiffeisen-
	Boerenleenbank BA	3.875%	2/8/22	56,500	61,311
	Cooperatieve Centrale Raiffeisen-
	Boerenleenbank BA	3.950%	11/9/22	58,000	59,749
	Credit Suisse	6.000%	2/15/18	3,692	4,300
	Credit Suisse	5.300%	8/13/19	30,888	36,693
	Credit Suisse	4.375%	8/5/20	22,000	25,155
	Discover Bank	7.000%	4/15/20	3,665	4,541
	Fifth Third Bank	1.450%	2/28/18	10,000	10,015
5	Fifth Third Capital Trust IV	6.500%	4/15/67	1,600	1,602
	First Niagara Financial Group Inc.	6.750%	3/19/20	4,720	5,752
	First Niagara Financial Group Inc.	7.250%	12/15/21	14,217	17,447
	First Tennessee Bank NA	5.050%	1/15/15	5,000	5,244
	FirstMerit Corp.	4.350%	2/4/23	9,000	9,457
	Goldman Sachs Group Inc.	5.625%	1/15/17	9,000	10,059
	Goldman Sachs Group Inc.	6.250%	9/1/17	12,000	14,093
	Goldman Sachs Group Inc.	5.950%	1/18/18	13,000	15,156

Goldman Sachs Group Inc.	2.375%	1/22/18	1,500	1,527
Goldman Sachs Group Inc.	6.150%	4/1/18	20,575	24,466
Goldman Sachs Group Inc.	7.500%	2/15/19	16,500	20,764
Goldman Sachs Group Inc.	5.375%	3/15/20	27,800	32,274
Goldman Sachs Group Inc.	6.000%	6/15/20	13,700	16,458
Goldman Sachs Group Inc.	5.250%	7/27/21	39,750	45,999
Goldman Sachs Group Inc.	5.750%	1/24/22	40,325	48,052
Goldman Sachs Group Inc.	3.625%	1/22/23	18,500	19,162
HSBC Bank USA NA	6.000%	8/9/17	5,055	5,932
HSBC Bank USA NA	4.875%	8/24/20	31,288	35,477
HSBC Holdings plc	5.100%	4/5/21	54,948	64,969
HSBC Holdings plc	4.875%	1/14/22	11,500	13,404
HSBC Holdings plc	4.000%	3/30/22	32,100	35,563
HSBC USA Inc.	5.000%	9/27/20	17,000	19,213
6 ING Bank NV	3.750%	3/7/17	13,650	14,656
Intesa Sanpaolo SPA	3.875%	1/16/18	33,091	33,112
JPMorgan Chase & Co.	3.450%	3/1/16	6,000	6,390
JPMorgan Chase & Co.	3.150%	7/5/16	5,925	6,297
JPMorgan Chase & Co.	6.125%	6/27/17	3,000	3,510
JPMorgan Chase & Co.	6.000%	1/15/18	6,000	7,131
JPMorgan Chase & Co.	6.300%	4/23/19	10,650	13,088
JPMorgan Chase & Co.	4.950%	3/25/20	6,300	7,331
JPMorgan Chase & Co.	4.400%	7/22/20	21,135	23,916
JPMorgan Chase & Co.	4.250%	10/15/20	29,500	33,046
JPMorgan Chase & Co.	4.625%	5/10/21	15,700	17,862
JPMorgan Chase & Co.	4.350%	8/15/21	16,600	18,577
JPMorgan Chase & Co.	4.500%	1/24/22	20,500	23,090
JPMorgan Chase & Co.	3.250%	9/23/22	26,500	27,096
JPMorgan Chase & Co.	3.200%	1/25/23	11,000	11,274
JPMorgan Chase & Co.	3.375%	5/1/23	6,650	6,629
JPMorgan Chase Bank NA	6.000%	7/5/17	6,500	7,618
JPMorgan Chase Bank NA	6.000%	10/1/17	10,380	12,284
Lloyds TSB Bank plc	4.200%	3/28/17	3,000	3,317
6 Lloyds TSB Bank plc	6.500%	9/14/20	8,170	9,297
Lloyds TSB Bank plc	6.375%	1/21/21	52,092	65,330
Manufacturers & Traders Trust Co.	6.625%	12/4/17	8,555	10,381
Merrill Lynch & Co. Inc.	5.700%	5/2/17	7,000	7,780
Merrill Lynch & Co. Inc.	6.400%	8/28/17	7,850	9,218
Merrill Lynch & Co. Inc.	6.875%	4/25/18	26,123	31,783
Merrill Lynch & Co. Inc.	6.875%	11/15/18	2,797	3,439
Morgan Stanley	3.800%	4/29/16	3,250	3,459
Morgan Stanley	5.750%	10/18/16	2,500	2,815
Morgan Stanley	5.450%	1/9/17	3,000	3,373
Morgan Stanley	5.550%	4/27/17	6,800	7,678
Morgan Stanley	6.250%	8/28/17	6,120	7,130
Morgan Stanley	5.950%	12/28/17	4,000	4,668
Morgan Stanley	6.625%	4/1/18	20,700	24,814
Morgan Stanley	2.125%	4/25/18	8,000	7,983
Morgan Stanley	7.300%	5/13/19	15,000	18,739
Morgan Stanley	5.625%	9/23/19	40,500	47,177
Morgan Stanley	5.500%	1/26/20	20,535	23,813
Morgan Stanley	5.500%	7/24/20	12,000	14,017
Morgan Stanley	5.750%	1/25/21	24,000	28,460
Morgan Stanley	5.500%	7/28/21	30,100	35,258
Morgan Stanley	4.875%	11/1/22	10,000	10,773
Morgan Stanley	3.750%	2/25/23	5,000	5,190
National Australia Bank Ltd.	3.000%	1/20/23	15,000	15,096

National Bank of Canada	1.450%	11/7/17	4,000	4,017
Northern Trust Co.	5.850%	11/9/17	7,280	8,665
Northern Trust Co.	6.500%	8/15/18	4,000	4,994
Northern Trust Corp.	3.450%	11/4/20	8,000	8,791
Northern Trust Corp.	3.375%	8/23/21	11,631	12,550
Northern Trust Corp.	2.375%	8/2/22	6,600	6,601
People's United Financial Inc.	3.650%	12/6/22	25,905	26,637
PNC Bank NA	6.000%	12/7/17	4,500	5,409
PNC Bank NA	6.875%	4/1/18	12,085	15,001
PNC Bank NA	2.700%	11/1/22	32,000	31,463
PNC Bank NA	2.950%	1/30/23	15,000	15,148
PNC Financial Services Group Inc.	2.854%	11/9/22	2,000	1,998
PNC Funding Corp.	6.700%	6/10/19	15,000	19,012
PNC Funding Corp.	5.125%	2/8/20	18,653	22,111
PNC Funding Corp.	4.375%	8/11/20	23,000	26,372
PNC Funding Corp.	3.300%	3/8/22	29,570	30,949
Regions Bank	7.500%	5/15/18	8,775	10,890
Regions Financial Corp.	2.000%	5/15/18	12,000	11,955
Royal Bank of Scotland Group plc	4.700%	7/3/18	2,000	2,022
Royal Bank of Scotland Group plc	6.400%	10/21/19	27,500	33,121
Royal Bank of Scotland NV	4.650%	6/4/18	7,150	7,326
Royal Bank of Scotland plc	5.625%	8/24/20	38,526	45,468
Royal Bank of Scotland plc	6.125%	1/11/21	35,000	42,664
Santander Holdings USA Inc.	4.625%	4/19/16	3,200	3,436
6 Societe Generale SA	5.200%	4/15/21	7,800	8,926
Sovereign Bank	8.750%	5/30/18	5,000	6,104
State Street Corp.	4.375%	3/7/21	18,340	21,066
Sumitomo Mitsui Banking Corp.	3.200%	7/18/22	21,500	22,329
Svenska Handelsbanken AB	1.625%	3/21/18	5,855	5,927
6 Swedbank AB	2.125%	9/29/17	1,220	1,253
6 Swedbank AB	1.750%	3/12/18	7,700	7,714
UBS AG	5.875%	12/20/17	13,050	15,543
UBS AG	4.875%	8/4/20	61,100	71,582
Union Bank NA	5.950%	5/11/16	1,131	1,282
Union Bank NA	2.125%	6/16/17	3,695	3,800
UnionBanCal Corp.	3.500%	6/18/22	18,000	18,899
US Bancorp	4.125%	5/24/21	17,313	19,512
US Bancorp	3.000%	3/15/22	17,546	18,263
US Bancorp	2.950%	7/15/22	47,200	47,642
5 US Bank NA	3.778%	4/29/20	6,395	6,760
Wachovia Bank NA	6.000%	11/15/17	8,000	9,557
Wachovia Corp.	5.625%	10/15/16	8,000	9,164
Wachovia Corp.	5.750%	2/1/18	14,525	17,320
7 Washington Mutual Bank / Debt not acquired
by JPMorgan	5.500%	1/15/13	6,147	1
7 Washington Mutual Bank / Debt not acquired
by JPMorgan	5.650%	8/15/14	7,500	11
7 Washington Mutual Bank / Debt not acquired
by JPMorgan	5.125%	1/15/15	9,000	13
Wells Fargo & Co.	5.625%	12/11/17	15,400	18,225
Wells Fargo & Co.	4.600%	4/1/21	42,609	49,282
Wells Fargo & Co.	3.500%	3/8/22	27,250	29,191
Wells Fargo & Co.	3.450%	2/13/23	36,700	37,299
Westpac Banking Corp.	1.600%	1/12/18	3,390	3,450
Westpac Banking Corp.	4.875%	11/19/19	45,795	54,113
6 Woori Bank Co. Ltd.	5.875%	4/13/21	3,000	3,499

Zions Bancorporation	5.500%	11/16/15	8,000	8,480

Brokerage (1.0%)
Ameriprise Financial Inc.	7.300%	6/28/19	6,200	8,123
Ameriprise Financial Inc.	5.300%	3/15/20	26,570	31,936
BlackRock Inc.	6.250%	9/15/17	4,395	5,351
BlackRock Inc.	5.000%	12/10/19	7,000	8,365
BlackRock Inc.	4.250%	5/24/21	20,250	23,214
BlackRock Inc.	3.375%	6/1/22	25,000	26,780
6 Blackstone Holdings Finance Co. LLC	6.625%	8/15/19	2,725	3,320
Charles Schwab Corp.	6.375%	9/1/17	6,000	7,196
Charles Schwab Corp.	4.450%	7/22/20	11,500	13,298
Charles Schwab Corp.	3.225%	9/1/22	10,000	10,478
Franklin Resources Inc.	4.625%	5/20/20	7,550	8,780
Franklin Resources Inc.	2.800%	9/15/22	11,000	11,252
Invesco Finance plc	3.125%	11/30/22	22,485	23,145
Jefferies Group LLC	5.125%	4/13/18	10,755	11,913
Jefferies Group LLC	6.875%	4/15/21	3,000	3,557
Jefferies Group LLC	5.125%	1/20/23	3,000	3,251
7 Lehman Brothers Holdings Inc.	6.500%	7/19/17	20,000	2

Finance Companies (2.3%)
General Electric Capital Corp.	2.300%	4/27/17	12,000	12,498
General Electric Capital Corp.	5.625%	5/1/18	26,475	31,487
General Electric Capital Corp.	6.000%	8/7/19	12,900	15,795
General Electric Capital Corp.	5.500%	1/8/20	10,000	12,010
General Electric Capital Corp.	5.550%	5/4/20	4,000	4,827
General Electric Capital Corp.	4.375%	9/16/20	24,250	27,426
General Electric Capital Corp.	4.625%	1/7/21	12,500	14,285
General Electric Capital Corp.	5.300%	2/11/21	17,500	20,346
General Electric Capital Corp.	4.650%	10/17/21	24,655	28,201
General Electric Capital Corp.	3.150%	9/7/22	25,845	26,257
General Electric Capital Corp.	3.100%	1/9/23	4,000	4,049
5 General Electric Capital Corp.	6.375%	11/15/67	14,450	15,371
HSBC Finance Corp.	6.676%	1/15/21	143,189	173,176
SLM Corp.	6.250%	1/25/16	9,000	9,823
SLM Corp.	6.000%	1/25/17	9,020	9,798
SLM Corp.	4.625%	9/25/17	5,000	5,204
SLM Corp.	8.450%	6/15/18	12,000	14,108
SLM Corp.	8.000%	3/25/20	5,000	5,780
SLM Corp.	7.250%	1/25/22	4,000	4,477
SLM Corp.	5.500%	1/25/23	10,000	10,030

Insurance (5.1%)
ACE INA Holdings Inc.	2.700%	3/13/23	9,000	9,138
Aetna Inc.	6.500%	9/15/18	10,318	12,770
Aetna Inc.	3.950%	9/1/20	12,000	13,299
Aetna Inc.	2.750%	11/15/22	42,000	41,813
Aflac Inc.	8.500%	5/15/19	9,940	13,487
Aflac Inc.	4.000%	2/15/22	5,000	5,487
Alleghany Corp.	4.950%	6/27/22	11,586	13,111
Allied World Assurance Co. Ltd.	5.500%	11/15/20	2,000	2,293
Allstate Corp.	7.450%	5/16/19	18,100	23,840
Alterra Finance LLC	6.250%	9/30/20	8,000	9,468
American Financial Group Inc.	9.875%	6/15/19	10,000	13,601
American International Group Inc.	3.800%	3/22/17	2,980	3,235
American International Group Inc.	5.450%	5/18/17	5,000	5,727

American International Group Inc.	5.850%	1/16/18	14,174	16,626
American International Group Inc.	8.250%	8/15/18	30,000	38,901
American International Group Inc.	6.400%	12/15/20	5,000	6,261
American International Group Inc.	4.875%	6/1/22	12,650	14,562
Aspen Insurance Holdings Ltd.	6.000%	12/15/20	5,000	5,839
Assurant Inc.	4.000%	3/15/23	7,000	7,112
Axis Specialty Finance LLC	5.875%	6/1/20	21,240	24,954
Berkshire Hathaway Finance Corp.	4.250%	1/15/21	12,000	13,730
Berkshire Hathaway Finance Corp.	3.000%	5/15/22	10,360	10,714
Berkshire Hathaway Inc.	3.750%	8/15/21	20,000	22,059
Berkshire Hathaway Inc.	3.400%	1/31/22	14,706	15,710
Chubb Corp.	5.750%	5/15/18	5,933	7,225
5 Chubb Corp.	6.375%	3/29/67	8,900	9,879
Cigna Corp.	4.500%	3/15/21	5,000	5,655
Cigna Corp.	4.000%	2/15/22	10,645	11,700
CNA Financial Corp.	5.875%	8/15/20	5,000	5,962
CNA Financial Corp.	5.750%	8/15/21	5,000	5,992
Coventry Health Care Inc.	5.950%	3/15/17	4,000	4,650
Coventry Health Care Inc.	5.450%	6/15/21	5,000	5,963
Genworth Holdings Inc.	7.700%	6/15/20	3,000	3,687
Genworth Holdings Inc.	7.200%	2/15/21	3,000	3,631
Genworth Holdings Inc.	7.625%	9/24/21	5,000	6,308
Hartford Financial Services Group Inc.	5.125%	4/15/22	17,880	21,192
HCC Insurance Holdings Inc.	6.300%	11/15/19	5,500	6,734
Humana Inc.	3.150%	12/1/22	1,000	1,005
Infinity Property & Casualty Corp.	5.000%	9/19/22	10,547	11,277
6 ING US Inc.	5.500%	7/15/22	14,125	15,946
6 Jackson National Life Global Funding	4.700%	6/1/18	2,500	2,810
Lincoln National Corp.	6.250%	2/15/20	5,000	6,116
Lincoln National Corp.	4.200%	3/15/22	10,000	11,040
Manulife Financial Corp.	4.900%	9/17/20	29,150	33,463
Markel Corp.	4.900%	7/1/22	10,000	11,270
Markel Corp.	3.625%	3/30/23	4,000	4,101
6 MassMutual Global Funding II	2.500%	10/17/22	4,000	3,959
MetLife Inc.	1.756%	12/15/17	8,625	8,817
MetLife Inc.	6.817%	8/15/18	19,615	24,689
MetLife Inc.	7.717%	2/15/19	23,939	31,455
MetLife Inc.	4.750%	2/8/21	32,000	37,313
MetLife Inc.	3.048%	12/15/22	7,000	7,174
6 Metropolitan Life Global Funding I	3.000%	1/10/23	5,500	5,582
6 Nationwide Financial Services Inc.	5.375%	3/25/21	9,938	11,160
OneBeacon US Holdings Inc.	4.600%	11/9/22	9,000	9,516
6 Pacific LifeCorp	6.000%	2/10/20	9,800	11,410
PartnerRe Finance A LLC	6.875%	6/1/18	8,857	10,760
PartnerRe Finance B LLC	5.500%	6/1/20	16,550	19,132
Principal Financial Group Inc.	8.875%	5/15/19	11,195	15,297
Principal Financial Group Inc.	3.300%	9/15/22	14,870	15,449
Principal Financial Group Inc.	3.125%	5/15/23	4,000	4,080
Progressive Corp.	3.750%	8/23/21	15,250	16,909
5 Progressive Corp.	6.700%	6/15/67	10,500	11,629
Protective Life Corp.	7.375%	10/15/19	7,000	8,793
5 Prudential Financial Inc.	5.875%	9/15/42	6,000	6,480
5 Prudential Financial Inc.	5.625%	6/15/43	10,000	10,525
5 Prudential Financial Inc.	5.200%	3/15/44	5,000	5,075
Reinsurance Group of America Inc.	5.000%	6/1/21	8,000	9,034
Swiss Re Solutions Holding Corp.	6.450%	3/1/19	11,250	13,337
6 Swiss Re Treasury US Corp.	2.875%	12/6/22	6,500	6,583

Torchmark Corp.	9.250%	6/15/19	3,000	4,081
Travelers Cos. Inc.	5.800%	5/15/18	17,328	21,097
Travelers Cos. Inc.	5.900%	6/2/19	3,000	3,735
Travelers Cos. Inc.	3.900%	11/1/20	6,405	7,285
UnitedHealth Group Inc.	3.875%	10/15/20	17,000	18,832
UnitedHealth Group Inc.	4.700%	2/15/21	13,000	15,097
UnitedHealth Group Inc.	3.375%	11/15/21	8,000	8,603
UnitedHealth Group Inc.	2.875%	3/15/22	49,316	50,843
UnitedHealth Group Inc.	2.875%	3/15/23	7,000	7,128
WellPoint Inc.	7.000%	2/15/19	2,445	3,073
WellPoint Inc.	4.350%	8/15/20	7,000	7,895
WellPoint Inc.	3.700%	8/15/21	3,090	3,315
WR Berkley Corp.	4.625%	3/15/22	2,977	3,296

Other Finance (0.2%)
CME Group Inc.	3.000%	9/15/22	9,500	9,724
Jones Lang LaSalle Inc.	4.400%	11/15/22	10,000	10,605
6 LeasePlan Corp. NV	3.000%	10/23/17	4,500	4,610
NYSE Euronext	2.000%	10/5/17	15,000	15,404
ORIX Corp.	3.750%	3/9/17	5,500	5,809

Real Estate Investment Trusts (2.1%)
American Campus Communities Operating
Partnership LP	3.750%	4/15/23	7,000	7,342
BioMed Realty LP	4.250%	7/15/22	5,000	5,356
Boston Properties LP	3.700%	11/15/18	4,000	4,421
Boston Properties LP	4.125%	5/15/21	6,000	6,653
Boston Properties LP	3.850%	2/1/23	5,000	5,395
Brandywine Operating Partnership LP	5.700%	5/1/17	3,550	4,023
Brandywine Operating Partnership LP	4.950%	4/15/18	5,000	5,572
Brandywine Operating Partnership LP	3.950%	2/15/23	2,000	2,055
DDR Corp.	7.500%	4/1/17	1,750	2,097
DDR Corp.	4.750%	4/15/18	3,000	3,361
DDR Corp.	7.875%	9/1/20	5,000	6,443
DDR Corp.	4.625%	7/15/22	3,000	3,317
Digital Realty Trust LP	5.875%	2/1/20	12,000	14,073
Digital Realty Trust LP	5.250%	3/15/21	5,770	6,577
Digital Realty Trust LP	3.625%	10/1/22	1,539	1,580
Duke Realty LP	6.500%	1/15/18	5	6
Duke Realty LP	4.375%	6/15/22	3,000	3,241
Duke Realty LP	3.625%	4/15/23	6,000	6,111
ERP Operating LP	4.750%	7/15/20	6,015	6,896
ERP Operating LP	4.625%	12/15/21	2,500	2,855
6 Goodman Funding Pty Ltd.	6.375%	4/15/21	2,400	2,841
6 Goodman Funding Pty Ltd.	6.000%	3/22/22	8,000	9,301
HCP Inc.	3.750%	2/1/19	3,000	3,256
HCP Inc.	2.625%	2/1/20	10,000	10,150
HCP Inc.	5.375%	2/1/21	5,600	6,617
HCP Inc.	3.150%	8/1/22	2,000	2,025
Health Care REIT Inc.	4.125%	4/1/19	7,950	8,762
Health Care REIT Inc.	6.125%	4/15/20	5,000	6,056
Health Care REIT Inc.	4.950%	1/15/21	10,000	11,314
Health Care REIT Inc.	3.750%	3/15/23	5,000	5,207
Healthcare Realty Trust Inc.	3.750%	4/15/23	7,000	7,132
Hospitality Properties Trust	5.000%	8/15/22	5,000	5,427
Kilroy Realty LP	4.800%	7/15/18	2,220	2,491
Kilroy Realty LP	6.625%	6/1/20	7,470	9,151

National Retail Properties Inc.	3.800%	10/15/22	5,000	5,246
Post Apartment Homes LP	3.375%	12/1/22	5,000	5,149
ProLogis LP	6.250%	3/15/17	1,520	1,768
ProLogis LP	6.625%	5/15/18	12,284	14,900
ProLogis LP	7.375%	10/30/19	7,045	8,870
Realty Income Corp.	5.750%	1/15/21	3,000	3,535
Realty Income Corp.	3.250%	10/15/22	12,000	12,104
Senior Housing Properties Trust	6.750%	12/15/21	10,000	11,675
Simon Property Group LP	2.800%	1/30/17	3,000	3,173
Simon Property Group LP	5.875%	3/1/17	3,300	3,845
Simon Property Group LP	6.125%	5/30/18	7,949	9,739
Simon Property Group LP	10.350%	4/1/19	10,815	15,796
Simon Property Group LP	5.650%	2/1/20	31,200	37,926
Simon Property Group LP	4.375%	3/1/21	34,594	39,433
Simon Property Group LP	4.125%	12/1/21	24,640	27,727
Simon Property Group LP	3.375%	3/15/22	11,000	11,740
Simon Property Group LP	2.750%	2/1/23	15,000	15,123
Ventas Realty LP / Ventas Capital Corp.	4.750%	6/1/21	3,000	3,366
Ventas Realty LP / Ventas Capital Corp.	4.250%	3/1/22	3,000	3,288
				5,397,617
Industrial (40.7%)
Basic Industry (3.7%)
Air Products & Chemicals Inc.	2.000%	8/2/16	1,120	1,164
Air Products & Chemicals Inc.	1.200%	10/15/17	1,500	1,509
Air Products & Chemicals Inc.	4.375%	8/21/19	7,325	8,453
Air Products & Chemicals Inc.	3.000%	11/3/21	13,200	13,906
Barrick Gold Corp.	3.850%	4/1/22	18,500	18,620
6 Barrick Gold Corp.	4.100%	5/1/23	8,500	8,484
Barrick North America Finance LLC	4.400%	5/30/21	11,930	12,534
Barrick PD Australia Finance Pty Ltd.	4.950%	1/15/20	1,062	1,172
BHP Billiton Finance USA Ltd.	1.625%	2/24/17	13,122	13,423
BHP Billiton Finance USA Ltd.	5.400%	3/29/17	10,555	12,277
BHP Billiton Finance USA Ltd.	3.250%	11/21/21	26,540	28,437
BHP Billiton Finance USA Ltd.	2.875%	2/24/22	30,050	31,120
Celulosa Arauco y Constitucion SA	5.000%	1/21/21	3,500	3,696
Celulosa Arauco y Constitucion SA	4.750%	1/11/22	4,000	4,191
CF Industries Inc.	6.875%	5/1/18	8,556	10,299
CF Industries Inc.	7.125%	5/1/20	11,480	14,364
Dow Chemical Co.	4.125%	11/15/21	5,250	5,732
Dow Chemical Co.	3.000%	11/15/22	4,000	4,015
Eastman Chemical Co.	4.500%	1/15/21	8,139	9,137
Eastman Chemical Co.	3.600%	8/15/22	3,500	3,715
Ecolab Inc.	3.000%	12/8/16	5,740	6,112
Ecolab Inc.	1.450%	12/8/17	6,260	6,277
Ecolab Inc.	4.350%	12/8/21	6,040	6,793
EI du Pont de Nemours & Co.	6.000%	7/15/18	12,905	15,923
EI du Pont de Nemours & Co.	5.750%	3/15/19	570	701
EI du Pont de Nemours & Co.	4.625%	1/15/20	19,618	23,002
EI du Pont de Nemours & Co.	3.625%	1/15/21	28,635	31,932
EI du Pont de Nemours & Co.	4.250%	4/1/21	4,000	4,626
EI du Pont de Nemours & Co.	2.800%	2/15/23	28,000	28,716
FMC Corp.	3.950%	2/1/22	5,000	5,373
6 Freeport-McMoRan Copper & Gold Inc.	3.100%	3/15/20	11,000	11,078
Freeport-McMoRan Copper & Gold Inc.	3.550%	3/1/22	13,000	13,035
6 Freeport-McMoRan Copper & Gold Inc.	3.875%	3/15/23	16,000	16,132
Goldcorp Inc.	3.700%	3/15/23	8,500	8,589
International Paper Co.	7.950%	6/15/18	12,939	16,673

International Paper Co.	9.375%	5/15/19	7,000	9,694
International Paper Co.	4.750%	2/15/22	4,000	4,556
LyondellBasell Industries NV	5.000%	4/15/19	8,000	9,120
LyondellBasell Industries NV	6.000%	11/15/21	5,000	6,056
Newmont Mining Corp.	5.125%	10/1/19	4,000	4,527
Newmont Mining Corp.	3.500%	3/15/22	9,000	8,896
Nucor Corp.	5.850%	6/1/18	4,250	5,146
Nucor Corp.	4.125%	9/15/22	23,250	25,765
Praxair Inc.	4.500%	8/15/19	3,000	3,489
Praxair Inc.	4.050%	3/15/21	8,000	9,049
Praxair Inc.	3.000%	9/1/21	16,915	17,921
Praxair Inc.	2.450%	2/15/22	11,215	11,372
Rio Tinto Finance USA Ltd.	6.500%	7/15/18	8,471	10,463
Rio Tinto Finance USA Ltd.	9.000%	5/1/19	13,000	18,001
Rio Tinto Finance USA Ltd.	3.500%	11/2/20	35,000	37,198
Rio Tinto Finance USA Ltd.	4.125%	5/20/21	21,935	24,027
Rio Tinto Finance USA Ltd.	3.750%	9/20/21	12,855	13,768
Rio Tinto Finance USA plc	2.000%	3/22/17	1,250	1,284
Rio Tinto Finance USA plc	1.625%	8/21/17	3,860	3,908
Rio Tinto Finance USA plc	3.500%	3/22/22	25,000	26,120
Rio Tinto Finance USA plc	2.875%	8/21/22	15,000	14,941
Syngenta Finance NV	3.125%	3/28/22	8,895	9,356
Teck Resources Ltd.	2.500%	2/1/18	6,500	6,599
Teck Resources Ltd.	3.000%	3/1/19	2,000	2,058
Teck Resources Ltd.	4.500%	1/15/21	2,000	2,146
Teck Resources Ltd.	3.750%	2/1/23	5,000	4,974
Vale Overseas Ltd.	5.625%	9/15/19	18,000	20,637
Vale Overseas Ltd.	4.625%	9/15/20	5,000	5,415
Vale Overseas Ltd.	4.375%	1/11/22	10,500	11,006
6 Xstrata Finance Canada Ltd.	4.950%	11/15/21	5,000	5,446

Capital Goods (5.0%)
3M Co.	1.000%	6/26/17	2,315	2,335
ABB Finance USA Inc.	2.875%	5/8/22	15,000	15,472
6 ABB Treasury Center USA Inc.	4.000%	6/15/21	7,000	7,776
Acuity Brands Lighting Inc.	6.000%	12/15/19	10,000	11,529
Boeing Capital Corp.	2.900%	8/15/18	6,907	7,494
Boeing Co.	3.750%	11/20/16	3,300	3,633
Boeing Co.	0.950%	5/15/18	4,655	4,607
Boeing Co.	6.000%	3/15/19	2,750	3,409
Boeing Co.	4.875%	2/15/20	21,680	25,975
Caterpillar Financial Services Corp.	5.500%	3/15/16	2,000	2,267
Caterpillar Financial Services Corp.	2.050%	8/1/16	8,500	8,852
Caterpillar Financial Services Corp.	5.850%	9/1/17	2,000	2,386
Caterpillar Financial Services Corp.	1.250%	11/6/17	2,775	2,797
Caterpillar Financial Services Corp.	5.450%	4/15/18	14,406	17,218
Caterpillar Financial Services Corp.	7.150%	2/15/19	14,000	18,150
Caterpillar Inc.	7.900%	12/15/18	10,215	13,665
Caterpillar Inc.	3.900%	5/27/21	12,000	13,506
Caterpillar Inc.	2.600%	6/26/22	10,000	10,218
Crane Co.	5.500%	9/15/13	5,000	5,080
CRH America Inc.	6.000%	9/30/16	18,126	20,674
Danaher Corp.	2.300%	6/23/16	9,350	9,811
Danaher Corp.	5.400%	3/1/19	2,535	3,056
Danaher Corp.	3.900%	6/23/21	15,000	16,934
Deere & Co.	4.375%	10/16/19	11,850	13,851
Deere & Co.	2.600%	6/8/22	25,000	25,543

Dover Corp.	4.300%	3/1/21	7,000	8,039
6 EADS Finance BV	2.700%	4/17/23	18,000	18,073
Embraer Overseas Ltd.	6.375%	1/24/17	4,000	4,500
Embraer Overseas Ltd.	6.375%	1/15/20	2,275	2,640
Embraer SA	5.150%	6/15/22	3,000	3,281
Emerson Electric Co.	5.375%	10/15/17	10,000	11,761
Emerson Electric Co.	5.250%	10/15/18	5,000	5,998
Emerson Electric Co.	4.875%	10/15/19	4,000	4,778
Emerson Electric Co.	2.625%	2/15/23	5,700	5,829
Flowserve Corp.	3.500%	9/15/22	5,000	5,160
General Dynamics Corp.	1.000%	11/15/17	4,075	4,054
General Dynamics Corp.	3.875%	7/15/21	23,155	25,933
General Dynamics Corp.	2.250%	11/15/22	20,000	19,589
General Electric Co.	5.250%	12/6/17	34,925	41,158
General Electric Co.	2.700%	10/9/22	26,000	26,780
Harsco Corp.	5.750%	5/15/18	7,065	7,708
Honeywell International Inc.	5.300%	3/1/18	9,772	11,687
Honeywell International Inc.	5.000%	2/15/19	5,170	6,188
Honeywell International Inc.	4.250%	3/1/21	22,075	25,738
Illinois Tool Works Inc.	6.250%	4/1/19	9,950	12,512
Illinois Tool Works Inc.	3.375%	9/15/21	5,000	5,473
John Deere Capital Corp.	1.850%	9/15/16	2,545	2,632
John Deere Capital Corp.	2.000%	1/13/17	9,500	9,869
John Deere Capital Corp.	1.200%	10/10/17	1,250	1,257
John Deere Capital Corp.	5.350%	4/3/18	3,000	3,575
John Deere Capital Corp.	5.750%	9/10/18	13,000	15,877
John Deere Capital Corp.	2.250%	4/17/19	8,400	8,743
John Deere Capital Corp.	1.700%	1/15/20	7,000	6,985
John Deere Capital Corp.	3.900%	7/12/21	7,180	8,088
John Deere Capital Corp.	3.150%	10/15/21	8,050	8,602
John Deere Capital Corp.	2.750%	3/15/22	12,800	13,214
John Deere Capital Corp.	2.800%	1/27/23	4,000	4,126
L-3 Communications Corp.	3.950%	11/15/16	2,985	3,219
L-3 Communications Corp.	5.200%	10/15/19	8,500	9,718
L-3 Communications Corp.	4.750%	7/15/20	4,000	4,463
Lockheed Martin Corp.	7.650%	5/1/16	5,000	5,955
Lockheed Martin Corp.	4.250%	11/15/19	22,810	25,701
Lockheed Martin Corp.	3.350%	9/15/21	15,000	15,895
Mohawk Industries Inc.	6.375%	1/15/16	300	336
Mohawk Industries Inc.	3.850%	2/1/23	15,000	15,627
Owens Corning	6.500%	12/1/16	2,102	2,383
Owens Corning	9.000%	6/15/19	1,179	1,506
Parker Hannifin Corp.	5.500%	5/15/18	6,400	7,620
Precision Castparts Corp.	1.250%	1/15/18	12,735	12,788
Precision Castparts Corp.	2.500%	1/15/23	27,000	27,154
Raytheon Co.	6.400%	12/15/18	5,725	7,140
Raytheon Co.	4.400%	2/15/20	5,845	6,721
Raytheon Co.	3.125%	10/15/20	17,285	18,534
Raytheon Co.	2.500%	12/15/22	23,300	23,096
Republic Services Inc.	5.500%	9/15/19	7,400	8,810
Republic Services Inc.	5.000%	3/1/20	4,400	5,127
Republic Services Inc.	5.250%	11/15/21	4,000	4,735
Republic Services Inc.	3.550%	6/1/22	3,000	3,176
Rockwell Automation Inc.	5.650%	12/1/17	5,000	5,905
Rockwell Collins Inc.	3.100%	11/15/21	4,000	4,265
Roper Industries Inc.	6.250%	9/1/19	2,700	3,289
Roper Industries Inc.	3.125%	11/15/22	3,000	3,045

6 Schneider Electric SA	2.950%	9/27/22	15,000	15,368
6 Smiths Group plc	3.625%	10/12/22	5,000	5,032
Stanley Black & Decker Inc.	2.900%	11/1/22	7,000	7,120
United Technologies Corp.	1.800%	6/1/17	10,000	10,352
United Technologies Corp.	5.375%	12/15/17	3,005	3,577
United Technologies Corp.	6.125%	2/1/19	5,500	6,878
United Technologies Corp.	4.500%	4/15/20	20,500	24,081
United Technologies Corp.	3.100%	6/1/22	64,930	69,145
Waste Management Inc.	7.375%	3/11/19	4,250	5,396
Waste Management Inc.	2.900%	9/15/22	6,500	6,519

Communication (6.0%)
America Movil SAB de CV	2.375%	9/8/16	12,850	13,349
America Movil SAB de CV	5.625%	11/15/17	14,424	17,039
America Movil SAB de CV	5.000%	10/16/19	12,000	13,708
America Movil SAB de CV	5.000%	3/30/20	24,500	28,264
America Movil SAB de CV	3.125%	7/16/22	39,300	39,896
American Tower Corp.	4.500%	1/15/18	10,000	11,097
American Tower Corp.	3.500%	1/31/23	7,000	7,078
AT&T Inc.	2.400%	8/15/16	5,520	5,765
AT&T Inc.	1.700%	6/1/17	10,000	10,195
AT&T Inc.	5.500%	2/1/18	35,925	42,482
AT&T Inc.	5.600%	5/15/18	13,089	15,661
AT&T Inc.	5.800%	2/15/19	29,849	36,251
AT&T Inc.	4.450%	5/15/21	22,500	25,952
AT&T Inc.	3.875%	8/15/21	25,729	28,557
AT&T Inc.	3.000%	2/15/22	35,000	36,362
AT&T Inc.	2.625%	12/1/22	15,000	14,889
6 British Sky Broadcasting Group plc	6.100%	2/15/18	4,470	5,336
6 British Sky Broadcasting Group plc	9.500%	11/15/18	9,640	13,221
6 British Sky Broadcasting Group plc	3.125%	11/26/22	5,000	5,063
CBS Corp.	4.625%	5/15/18	2,750	3,100
CBS Corp.	8.875%	5/15/19	3,458	4,628
CBS Corp.	4.300%	2/15/21	3,000	3,319
CBS Corp.	3.375%	3/1/22	3,000	3,131
Cellco Partnership / Verizon Wireless Capital
LLC	8.500%	11/15/18	19,000	25,439
Comcast Cable Communications LLC	8.875%	5/1/17	3,400	4,398
Comcast Corp.	6.300%	11/15/17	11,480	14,062
Comcast Corp.	5.700%	5/15/18	19,767	24,013
Comcast Corp.	5.150%	3/1/20	15,700	18,993
Comcast Corp.	3.125%	7/15/22	51,126	54,024
Comcast Corp.	2.850%	1/15/23	16,487	16,947
6 Deutsche Telekom International Finance BV	3.125%	4/11/16	7,460	7,861
6 Deutsche Telekom International Finance BV	2.250%	3/6/17	7,395	7,644
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	5.875%	10/1/19	6,000	7,208
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	5.200%	3/15/20	4,500	5,246
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	4.600%	2/15/21	4,375	4,869
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	5.000%	3/1/21	6,035	6,879
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	3.800%	3/15/22	11,800	12,395
Discovery Communications LLC	4.375%	6/15/21	5,000	5,609
France Telecom SA	5.375%	7/8/19	12,700	14,890

France Telecom SA	4.125%	9/14/21	5,442	5,945
Moody's Corp.	4.500%	9/1/22	16,700	17,781
NBCUniversal Media LLC	5.150%	4/30/20	21,950	26,658
NBCUniversal Media LLC	4.375%	4/1/21	31,600	36,482
NBCUniversal Media LLC	2.875%	1/15/23	15,000	15,412
News America Inc.	6.900%	3/1/19	7,000	8,852
News America Inc.	3.000%	9/15/22	6,000	6,087
Omnicom Group Inc.	5.900%	4/15/16	7,383	8,382
Omnicom Group Inc.	4.450%	8/15/20	19,200	21,336
Omnicom Group Inc.	3.625%	5/1/22	8,000	8,313
Qwest Corp.	6.750%	12/1/21	12,628	14,854
6 Reed Elsevier Capital Inc.	3.125%	10/15/22	4,839	4,789
Telefonica Emisiones SAU	6.221%	7/3/17	5,662	6,464
Telefonica Emisiones SAU	5.877%	7/15/19	9,000	10,177
Telefonica Emisiones SAU	5.134%	4/27/20	9,000	9,746
Telefonica Emisiones SAU	5.462%	2/16/21	2,000	2,209
6 Telstra Corp. Ltd.	4.800%	10/12/21	5,000	5,819
Thomson Reuters Corp.	6.500%	7/15/18	10,685	13,167
Time Warner Cable Inc.	5.850%	5/1/17	2,000	2,339
Time Warner Cable Inc.	6.750%	7/1/18	13,000	16,151
Time Warner Cable Inc.	8.250%	4/1/19	15,000	19,741
Time Warner Cable Inc.	5.000%	2/1/20	8,363	9,673
Verizon Communications Inc.	2.000%	11/1/16	7,300	7,531
Verizon Communications Inc.	5.500%	4/1/17	3,000	3,470
Verizon Communications Inc.	5.500%	2/15/18	4,025	4,751
Verizon Communications Inc.	6.100%	4/15/18	3,640	4,413
Verizon Communications Inc.	8.750%	11/1/18	15,594	21,046
Verizon Communications Inc.	6.350%	4/1/19	38,806	48,174
Verizon Communications Inc.	4.600%	4/1/21	23,000	26,441
Verizon Communications Inc.	3.500%	11/1/21	24,502	26,128
Verizon Communications Inc.	2.450%	11/1/22	16,000	15,505
Vodafone Group plc	5.625%	2/27/17	9,725	11,278
Vodafone Group plc	1.250%	9/26/17	8,200	8,155
Vodafone Group plc	1.500%	2/19/18	3,500	3,511
Vodafone Group plc	4.625%	7/15/18	2,750	3,178
Vodafone Group plc	5.450%	6/10/19	6,000	7,191
Vodafone Group plc	4.375%	3/16/21	4,500	5,095
Vodafone Group plc	2.500%	9/26/22	29,000	28,230
Vodafone Group plc	2.950%	2/19/23	36,000	36,050
WPP Finance 2010	4.750%	11/21/21	5,000	5,547
WPP Finance 2010	3.625%	9/7/22	16,572	16,903

Consumer Cyclical (4.3%)
Amazon.com Inc.	1.200%	11/29/17	5,000	4,989
Amazon.com Inc.	2.500%	11/29/22	5,000	4,873
6 American Honda Finance Corp.	2.125%	2/28/17	6,498	6,733
6 American Honda Finance Corp.	3.875%	9/21/20	3,640	4,047
6 American Honda Finance Corp.	3.800%	9/20/21	5,000	5,571
AutoZone Inc.	4.000%	11/15/20	7,000	7,620
AutoZone Inc.	3.700%	4/15/22	3,000	3,146
AutoZone Inc.	2.875%	1/15/23	8,500	8,324
Carnival Corp.	1.875%	12/15/17	4,782	4,817
CVS Caremark Corp.	5.750%	6/1/17	3,326	3,940
CVS Caremark Corp.	4.750%	5/18/20	5,000	5,830
CVS Caremark Corp.	2.750%	12/1/22	4,500	4,533
6 Daimler Finance North America LLC	3.875%	9/15/21	1,900	2,085
Dollar General Corp.	1.875%	4/15/18	3,500	3,519

Dollar General Corp.	3.250%	4/15/23	10,000	10,031
eBay Inc.	3.250%	10/15/20	6,500	7,025
eBay Inc.	2.600%	7/15/22	18,500	18,585
Expedia Inc.	5.950%	8/15/20	5,450	6,125
6 Experian Finance plc	2.375%	6/15/17	10,525	10,802
Ford Motor Credit Co. LLC	2.500%	1/15/16	5,000	5,109
Ford Motor Credit Co. LLC	4.207%	4/15/16	13,830	14,779
Ford Motor Credit Co. LLC	3.984%	6/15/16	8,700	9,257
Ford Motor Credit Co. LLC	8.000%	12/15/16	10,000	12,041
Ford Motor Credit Co. LLC	4.250%	2/3/17	6,000	6,461
Ford Motor Credit Co. LLC	3.000%	6/12/17	10,250	10,636
Ford Motor Credit Co. LLC	6.625%	8/15/17	13,056	15,341
Ford Motor Credit Co. LLC	5.000%	5/15/18	17,348	19,344
Ford Motor Credit Co. LLC	8.125%	1/15/20	5,500	7,074
Ford Motor Credit Co. LLC	5.750%	2/1/21	13,000	15,051
Ford Motor Credit Co. LLC	5.875%	8/2/21	14,000	16,316
Gap Inc.	5.950%	4/12/21	25,000	29,344
6 Harley-Davidson Financial Services Inc.	2.700%	3/15/17	3,618	3,760
6 Harley-Davidson Funding Corp.	6.800%	6/15/18	11,725	14,398
Home Depot Inc.	2.700%	4/1/23	13,125	13,350
Host Hotels & Resorts LP	3.750%	10/15/23	10,000	10,162
6 Hyundai Capital America	3.750%	4/6/16	1,740	1,838
6 Hyundai Capital America	4.000%	6/8/17	4,798	5,172
6 Hyundai Capital Services Inc.	6.000%	5/5/15	3,000	3,265
6 Hyundai Capital Services Inc.	4.375%	7/27/16	2,160	2,333
6 Kia Motors Corp.	3.625%	6/14/16	3,200	3,375
Lowe's Cos. Inc.	4.625%	4/15/20	9,750	11,352
Lowe's Cos. Inc.	3.750%	4/15/21	5,950	6,627
Lowe's Cos. Inc.	3.800%	11/15/21	11,650	12,965
Lowe's Cos. Inc.	3.120%	4/15/22	21,000	22,188
Macy's Retail Holdings Inc.	7.450%	7/15/17	2,414	2,980
Macy's Retail Holdings Inc.	3.875%	1/15/22	6,000	6,464
Macy's Retail Holdings Inc.	2.875%	2/15/23	12,500	12,385
Marriott International Inc.	6.375%	6/15/17	3,040	3,575
Marriott International Inc.	3.000%	3/1/19	2,500	2,643
Marriott International Inc.	3.250%	9/15/22	3,500	3,544
McDonald's Corp.	3.500%	7/15/20	7,000	7,788
McDonald's Corp.	3.625%	5/20/21	4,500	5,043
McDonald's Corp.	2.625%	1/15/22	12,000	12,408
NIKE Inc.	2.250%	5/1/23	6,200	6,187
6 Nissan Motor Acceptance Corp.	4.500%	1/30/15	9,300	9,884
6 Nissan Motor Acceptance Corp.	1.950%	9/12/17	6,130	6,259
6 Nissan Motor Acceptance Corp.	1.800%	3/15/18	3,040	3,063
Nordstrom Inc.	4.750%	5/1/20	15,000	17,548
Nordstrom Inc.	4.000%	10/15/21	7,750	8,704
NVR Inc.	3.950%	9/15/22	10,000	10,492
PACCAR Financial Corp.	1.600%	3/15/17	2,500	2,554
Staples Inc.	2.750%	1/12/18	7,000	7,196
Target Corp.	2.900%	1/15/22	8,500	8,925
Time Warner Inc.	4.875%	3/15/20	5,000	5,812
Time Warner Inc.	4.750%	3/29/21	6,500	7,546
Time Warner Inc.	4.000%	1/15/22	5,000	5,508
TJX Cos. Inc.	6.950%	4/15/19	15,663	19,982
TJX Cos. Inc.	2.500%	5/15/23	13,000	12,973
Toyota Motor Credit Corp.	4.500%	6/17/20	21,500	24,937
Toyota Motor Credit Corp.	4.250%	1/11/21	5,155	5,909
Toyota Motor Credit Corp.	3.400%	9/15/21	17,460	18,923

Toyota Motor Credit Corp.	3.300%	1/12/22	21,000	22,503
VF Corp.	3.500%	9/1/21	9,255	9,995
6 Volkswagen International Finance NV	2.875%	4/1/16	3,000	3,155
6 Volkswagen International Finance NV	1.600%	11/20/17	6,300	6,365
6 Volkswagen International Finance NV	4.000%	8/12/20	7,500	8,369
Wal-Mart Stores Inc.	3.625%	7/8/20	16,655	18,606
Wal-Mart Stores Inc.	3.250%	10/25/20	28,195	30,850
Wal-Mart Stores Inc.	4.250%	4/15/21	6,919	8,001
Wal-Mart Stores Inc.	2.550%	4/11/23	30,000	30,227
Walgreen Co.	1.800%	9/15/17	5,556	5,688
Walgreen Co.	3.100%	9/15/22	10,000	10,160
Walt Disney Co.	2.750%	8/16/21	11,500	12,125
Walt Disney Co.	2.550%	2/15/22	3,000	3,061
Walt Disney Co.	2.350%	12/1/22	15,000	14,932
6 Wesfarmers Ltd.	1.874%	3/20/18	6,000	6,088
Wyndham Worldwide Corp.	2.500%	3/1/18	1,750	1,771
Wyndham Worldwide Corp.	5.625%	3/1/21	2,500	2,847
Wyndham Worldwide Corp.	4.250%	3/1/22	4,000	4,234
Wyndham Worldwide Corp.	3.900%	3/1/23	2,000	2,044

Consumer Noncyclical (11.7%)
6 AbbVie Inc.	1.750%	11/6/17	10,475	10,681
6 AbbVie Inc.	2.000%	11/6/18	12,500	12,756
6 AbbVie Inc.	2.900%	11/6/22	20,000	20,412
Actavis Inc.	3.250%	10/1/22	10,000	9,957
Allergan Inc.	5.750%	4/1/16	12,000	13,697
Allergan Inc.	3.375%	9/15/20	9,000	9,848
Allergan Inc.	2.800%	3/15/23	5,000	5,146
Altria Group Inc.	9.700%	11/10/18	13,654	19,131
Altria Group Inc.	9.250%	8/6/19	8,014	11,209
Altria Group Inc.	4.750%	5/5/21	11,800	13,528
Altria Group Inc.	2.850%	8/9/22	10,000	9,940
AmerisourceBergen Corp.	5.875%	9/15/15	3,000	3,352
AmerisourceBergen Corp.	4.875%	11/15/19	6,270	7,327
AmerisourceBergen Corp.	3.500%	11/15/21	10,000	10,801
Amgen Inc.	2.125%	5/15/17	7,300	7,589
Amgen Inc.	5.850%	6/1/17	3,460	4,091
Amgen Inc.	6.150%	6/1/18	5,000	6,116
Amgen Inc.	5.700%	2/1/19	8,080	9,729
Amgen Inc.	3.450%	10/1/20	8,750	9,492
Amgen Inc.	4.100%	6/15/21	6,760	7,585
Amgen Inc.	3.875%	11/15/21	13,141	14,539
Amgen Inc.	3.625%	5/15/22	8,930	9,728
Anheuser-Busch Cos. LLC	5.600%	3/1/17	5,375	6,273
Anheuser-Busch Cos. LLC	5.500%	1/15/18	8,880	10,598
Anheuser-Busch Cos. LLC	5.000%	3/1/19	3,145	3,707
Anheuser-Busch InBev Finance Inc.	2.625%	1/17/23	13,375	13,537
Anheuser-Busch InBev Worldwide Inc.	5.375%	11/15/14	6,100	6,543
Anheuser-Busch InBev Worldwide Inc.	1.375%	7/15/17	7,250	7,353
Anheuser-Busch InBev Worldwide Inc.	7.750%	1/15/19	28,570	37,794
Anheuser-Busch InBev Worldwide Inc.	6.875%	11/15/19	18,514	24,282
Anheuser-Busch InBev Worldwide Inc.	5.375%	1/15/20	42,085	51,204
Anheuser-Busch InBev Worldwide Inc.	5.000%	4/15/20	18,286	21,956
Anheuser-Busch InBev Worldwide Inc.	4.375%	2/15/21	5,000	5,800
Anheuser-Busch InBev Worldwide Inc.	2.500%	7/15/22	39,177	39,422
Archer-Daniels-Midland Co.	5.450%	3/15/18	6,388	7,634
Archer-Daniels-Midland Co.	4.479%	3/1/21	13,750	15,817

AstraZeneca plc	5.900%	9/15/17	5,960	7,174
AstraZeneca plc	1.950%	9/18/19	12,750	12,977
6 BAT International Finance plc	9.500%	11/15/18	4,000	5,566
Baxter International Inc.	5.900%	9/1/16	3,500	4,067
Baxter International Inc.	5.375%	6/1/18	2,000	2,393
Baxter International Inc.	4.500%	8/15/19	2,000	2,317
Baxter International Inc.	4.250%	3/15/20	3,000	3,451
Baxter International Inc.	2.400%	8/15/22	8,465	8,414
Becton Dickinson & Co.	5.000%	5/15/19	4,700	5,542
Becton Dickinson & Co.	3.250%	11/12/20	14,704	15,872
Becton Dickinson & Co.	3.125%	11/8/21	5,025	5,315
Biogen Idec Inc.	6.875%	3/1/18	5,000	6,160
Boston Scientific Corp.	4.500%	1/15/15	9,300	9,844
Boston Scientific Corp.	6.000%	1/15/20	6,500	7,691
Bottling Group LLC	5.125%	1/15/19	10,275	12,222
Brown-Forman Corp.	1.000%	1/15/18	930	927
Brown-Forman Corp.	2.250%	1/15/23	4,350	4,322
Cardinal Health Inc.	1.700%	3/15/18	3,040	3,060
Cardinal Health Inc.	4.625%	12/15/20	6,352	7,229
Cardinal Health Inc.	3.200%	3/15/23	5,000	5,083
Catholic Health Initiatives Colorado GO	2.950%	11/1/22	1,500	1,532
Celgene Corp.	1.900%	8/15/17	2,160	2,209
Celgene Corp.	3.950%	10/15/20	5,762	6,358
Celgene Corp.	3.250%	8/15/22	5,000	5,152
Clorox Co.	3.800%	11/15/21	5,000	5,435
Clorox Co.	3.050%	9/15/22	3,000	3,043
Coca-Cola Co.	4.875%	3/15/19	9,200	10,898
Coca-Cola Co.	3.150%	11/15/20	21,950	23,991
Coca-Cola Co.	3.300%	9/1/21	25,245	27,703
Coca-Cola Femsa SAB de CV	4.625%	2/15/20	5,000	5,653
Colgate-Palmolive Co.	3.150%	8/5/15	2,000	2,122
Colgate-Palmolive Co.	2.300%	5/3/22	8,000	8,115
Colgate-Palmolive Co.	2.100%	5/1/23	15,000	14,782
ConAgra Foods Inc.	1.900%	1/25/18	6,220	6,319
ConAgra Foods Inc.	7.000%	4/15/19	3,200	4,028
ConAgra Foods Inc.	3.250%	9/15/22	5,000	5,133
ConAgra Foods Inc.	3.200%	1/25/23	15,000	15,374
Constellation Brands Inc.	3.750%	5/1/21	2,250	2,250
Constellation Brands Inc.	4.250%	5/1/23	2,250	2,250
Covidien International Finance SA	6.000%	10/15/17	7,000	8,432
Covidien International Finance SA	4.200%	6/15/20	5,000	5,700
Covidien International Finance SA	3.200%	6/15/22	13,500	14,285
CR Bard Inc.	4.400%	1/15/21	13,000	14,707
Delhaize Group SA	6.500%	6/15/17	5,880	6,805
Delhaize Group SA	4.125%	4/10/19	5,000	5,336
DENTSPLY International Inc.	4.125%	8/15/21	1,900	2,045
Diageo Capital plc	4.828%	7/15/20	12,989	15,418
Diageo Capital plc	2.625%	4/29/23	15,000	15,002
Diageo Investment Corp.	2.875%	5/11/22	16,000	16,517
Dr Pepper Snapple Group Inc.	2.600%	1/15/19	5,000	5,224
Dr Pepper Snapple Group Inc.	2.000%	1/15/20	2,500	2,490
Dr Pepper Snapple Group Inc.	2.700%	11/15/22	3,000	3,007
Energizer Holdings Inc.	4.700%	5/24/22	5,000	5,420
Estee Lauder Cos. Inc.	2.350%	8/15/22	5,000	4,998
Express Scripts Holding Co.	3.125%	5/15/16	7,650	8,112
Express Scripts Holding Co.	3.500%	11/15/16	4,880	5,268
Express Scripts Holding Co.	2.650%	2/15/17	10,500	11,030

Express Scripts Holding Co.	7.250%	6/15/19	3,000	3,849
Express Scripts Holding Co.	4.750%	11/15/21	7,950	9,182
Express Scripts Holding Co.	3.900%	2/15/22	8,000	8,757
Flowers Foods Inc.	4.375%	4/1/22	2,000	2,069
6 Foster's Finance Corp.	4.875%	10/1/14	4,000	4,234
General Mills Inc.	5.650%	2/15/19	3,000	3,633
General Mills Inc.	3.150%	12/15/21	8,000	8,526
Genzyme Corp.	5.000%	6/15/20	15,349	18,363
Gilead Sciences Inc.	3.050%	12/1/16	6,610	7,101
Gilead Sciences Inc.	4.500%	4/1/21	3,745	4,305
Gilead Sciences Inc.	4.400%	12/1/21	14,050	16,107
GlaxoSmithKline Capital Inc.	5.650%	5/15/18	24,400	29,649
GlaxoSmithKline Capital Inc.	2.800%	3/18/23	12,000	12,320
GlaxoSmithKline Capital plc	1.500%	5/8/17	1,910	1,951
GlaxoSmithKline Capital plc	2.850%	5/8/22	29,000	30,116
Hasbro Inc.	6.300%	9/15/17	5,000	5,847
6 Hawk Acquisition Sub Inc.	4.250%	10/15/20	2,100	2,126
Hershey Co.	4.850%	8/15/15	5,000	5,481
Hershey Co.	4.125%	12/1/20	4,125	4,740
Hormel Foods Corp.	4.125%	4/15/21	3,350	3,783
Hospira Inc.	6.050%	3/30/17	2,777	3,165
Kaiser Foundation Hospitals	3.500%	4/1/22	5,765	6,150
Kellogg Co.	1.750%	5/17/17	1,500	1,534
Kimberly-Clark Corp.	6.125%	8/1/17	8,449	10,240
Kimberly-Clark Corp.	7.500%	11/1/18	10,000	13,247
Kimberly-Clark Corp.	3.625%	8/1/20	3,300	3,671
Koninklijke Philips Electronics NV	3.750%	3/15/22	32,849	35,623
Kraft Foods Group Inc.	2.250%	6/5/17	3,980	4,148
Kraft Foods Group Inc.	6.125%	8/23/18	6,000	7,314
Kraft Foods Group Inc.	3.500%	6/6/22	17,600	18,826
Kroger Co.	2.200%	1/15/17	2,920	3,020
Kroger Co.	6.800%	12/15/18	6,100	7,590
Kroger Co.	3.400%	4/15/22	3,000	3,158
Laboratory Corp. of America Holdings	3.750%	8/23/22	5,000	5,173
Life Technologies Corp.	6.000%	3/1/20	5,000	5,858
Lorillard Tobacco Co.	3.500%	8/4/16	3,100	3,289
Lorillard Tobacco Co.	2.300%	8/21/17	4,000	4,071
Lorillard Tobacco Co.	8.125%	6/23/19	6,000	7,697
Lorillard Tobacco Co.	6.875%	5/1/20	13,815	16,855
McCormick & Co. Inc.	3.900%	7/15/21	5,000	5,526
McKesson Corp.	5.700%	3/1/17	4,400	5,144
McKesson Corp.	7.500%	2/15/19	6,100	7,994
McKesson Corp.	4.750%	3/1/21	13,420	15,728
McKesson Corp.	2.700%	12/15/22	8,550	8,591
McKesson Corp.	2.850%	3/15/23	5,000	5,098
Medco Health Solutions Inc.	7.125%	3/15/18	15,185	18,953
Medtronic Inc.	4.450%	3/15/20	10,000	11,632
Medtronic Inc.	4.125%	3/15/21	8,558	9,746
Medtronic Inc.	3.125%	3/15/22	7,000	7,459
Medtronic Inc.	2.750%	4/1/23	20,000	20,307
Merck & Co. Inc.	6.000%	9/15/17	5,000	6,085
Merck & Co. Inc.	3.875%	1/15/21	21,450	24,334
Merck & Co. Inc.	2.400%	9/15/22	5,950	6,003
Merck Sharp & Dohme Corp.	4.000%	6/30/15	2,100	2,259
Merck Sharp & Dohme Corp.	5.000%	6/30/19	10,000	12,045
Mondelez International Inc.	4.125%	2/9/16	3,000	3,266
Mondelez International Inc.	6.125%	2/1/18	13,000	15,644

Mondelez International Inc.	6.125%	8/23/18	4,231	5,146
Mondelez International Inc.	5.375%	2/10/20	23,750	28,495
Newell Rubbermaid Inc.	2.050%	12/1/17	2,180	2,203
Newell Rubbermaid Inc.	4.700%	8/15/20	5,000	5,624
Novartis Capital Corp.	4.400%	4/24/20	15,000	17,553
Novartis Capital Corp.	2.400%	9/21/22	19,555	19,697
Novartis Securities Investment Ltd.	5.125%	2/10/19	27,894	33,412
PepsiCo Inc.	1.250%	8/13/17	4,465	4,506
PepsiCo Inc.	5.000%	6/1/18	16,500	19,437
PepsiCo Inc.	7.900%	11/1/18	14,000	18,666
PepsiCo Inc.	4.500%	1/15/20	16,500	19,239
PepsiCo Inc.	3.125%	11/1/20	22,000	23,693
PepsiCo Inc.	3.000%	8/25/21	22,990	24,373
PepsiCo Inc.	2.750%	3/5/22	28,360	29,207
PepsiCo Inc.	2.750%	3/1/23	5,940	6,041
PerkinElmer Inc.	5.000%	11/15/21	8,000	8,883
6 Pernod-Ricard SA	5.750%	4/7/21	2,250	2,701
6 Pernod-Ricard SA	4.250%	7/15/22	5,000	5,510
Pfizer Inc.	4.650%	3/1/18	6,000	6,996
Pfizer Inc.	6.200%	3/15/19	24,000	30,266
Pharmacia Corp.	6.500%	12/1/18	6,045	7,657
Philip Morris International Inc.	6.875%	3/17/14	2,750	2,907
Philip Morris International Inc.	2.500%	5/16/16	4,250	4,469
Philip Morris International Inc.	5.650%	5/16/18	36,555	44,184
Philip Morris International Inc.	4.500%	3/26/20	11,750	13,697
Philip Morris International Inc.	4.125%	5/17/21	4,000	4,532
Philip Morris International Inc.	2.900%	11/15/21	10,500	10,983
Philip Morris International Inc.	2.500%	8/22/22	7,000	7,009
Procter & Gamble Co.	3.500%	2/15/15	4,400	4,639
Procter & Gamble Co.	1.450%	8/15/16	740	760
Procter & Gamble Co.	4.700%	2/15/19	26,200	31,036
Procter & Gamble Co.	2.300%	2/6/22	19,275	19,623
Quest Diagnostics Inc.	4.750%	1/30/20	2,000	2,203
Quest Diagnostics Inc.	4.700%	4/1/21	4,000	4,409
Reynolds American Inc.	7.625%	6/1/16	6,655	7,926
Reynolds American Inc.	6.750%	6/15/17	5,000	6,017
6 Roche Holdings Inc.	6.000%	3/1/19	13,500	16,852
Safeway Inc.	5.000%	8/15/19	10,000	11,223
Sanofi	2.625%	3/29/16	14,860	15,666
Sanofi	1.250%	4/10/18	9,615	9,657
Sanofi	4.000%	3/29/21	23,500	26,620
St. Jude Medical Inc.	2.500%	1/15/16	5,000	5,208
St. Jude Medical Inc.	4.875%	7/15/19	10,000	11,412
St. Jude Medical Inc.	3.250%	4/15/23	15,000	15,433
Stryker Corp.	4.375%	1/15/20	10,000	11,541
Sysco Corp.	5.250%	2/12/18	12,000	14,200
Sysco Corp.	2.600%	6/12/22	4,000	4,070
6 Takeda Pharmaceutical Co. Ltd.	1.625%	3/17/17	24,510	25,021
6 Tesco plc	2.700%	1/5/17	1,360	1,423
6 Tesco plc	5.500%	11/15/17	8,500	9,940
Teva Pharmaceutical Finance Co. BV	3.650%	11/10/21	20,550	22,216
Teva Pharmaceutical Finance Co. BV	2.950%	12/18/22	20,150	20,534
Teva Pharmaceutical Finance II BV / Teva
Pharmaceutical Finance III LLC	3.000%	6/15/15	3,000	3,141
Teva Pharmaceutical Finance IV BV	3.650%	11/10/21	23,535	25,462
Teva Pharmaceutical Finance IV LLC	2.250%	3/18/20	7,000	7,128
Thermo Fisher Scientific Inc.	5.000%	6/1/15	3,100	3,330

Thermo Fisher Scientific Inc.	2.250%	8/15/16	2,840	2,923
Thermo Fisher Scientific Inc.	4.700%	5/1/20	4,400	4,936
Thermo Fisher Scientific Inc.	4.500%	3/1/21	4,100	4,546
Thermo Fisher Scientific Inc.	3.600%	8/15/21	7,625	7,973
Tyson Foods Inc.	4.500%	6/15/22	15,750	17,443
Unilever Capital Corp.	2.750%	2/10/16	10,000	10,569
Unilever Capital Corp.	0.850%	8/2/17	3,025	3,019
Unilever Capital Corp.	4.800%	2/15/19	1,920	2,263
Unilever Capital Corp.	4.250%	2/10/21	19,160	22,212
Whirlpool Corp.	8.600%	5/1/14	5,000	5,392
Wyeth LLC	5.500%	2/15/16	5,000	5,685
6 Zoetis Inc.	1.875%	2/1/18	4,000	4,056
6 Zoetis Inc.	3.250%	2/1/23	15,000	15,451

Energy (5.5%)
Anadarko Petroleum Corp.	5.950%	9/15/16	6,500	7,490
Anadarko Petroleum Corp.	6.375%	9/15/17	10,000	11,983
Anadarko Petroleum Corp.	8.700%	3/15/19	5,000	6,760
Anadarko Petroleum Corp.	6.950%	6/15/19	6,527	8,267
Apache Corp.	5.625%	1/15/17	4,000	4,645
Apache Corp.	6.900%	9/15/18	3,000	3,806
Apache Corp.	3.625%	2/1/21	6,000	6,555
Apache Corp.	3.250%	4/15/22	31,700	33,379
Apache Corp.	2.625%	1/15/23	27,000	26,751
Baker Hughes Inc.	7.500%	11/15/18	4,845	6,365
Baker Hughes Inc.	3.200%	8/15/21	20,720	22,373
BP Capital Markets plc	1.375%	11/6/17	10,500	10,599
BP Capital Markets plc	4.750%	3/10/19	17,850	20,806
BP Capital Markets plc	4.500%	10/1/20	32,000	37,118
BP Capital Markets plc	4.742%	3/11/21	13,748	16,112
BP Capital Markets plc	3.561%	11/1/21	31,470	34,128
BP Capital Markets plc	3.245%	5/6/22	35,000	36,908
BP Capital Markets plc	2.500%	11/6/22	11,500	11,448
Canadian Natural Resources Ltd.	5.700%	5/15/17	3,190	3,739
Canadian Natural Resources Ltd.	3.450%	11/15/21	2,000	2,153
Chevron Corp.	4.950%	3/3/19	3,347	4,004
Chevron Corp.	2.355%	12/5/22	31,000	31,163
ConocoPhillips	5.200%	5/15/18	5,815	6,901
ConocoPhillips	5.750%	2/1/19	31,935	39,201
ConocoPhillips	6.000%	1/15/20	5,000	6,322
ConocoPhillips Co.	2.400%	12/15/22	13,000	13,041
Devon Energy Corp.	6.300%	1/15/19	5,000	6,045
Diamond Offshore Drilling Inc.	5.875%	5/1/19	5,000	6,137
Ensco plc	4.700%	3/15/21	10,000	11,360
EOG Resources Inc.	5.875%	9/15/17	3,000	3,613
EOG Resources Inc.	5.625%	6/1/19	10,250	12,544
EOG Resources Inc.	4.400%	6/1/20	12,000	13,958
EOG Resources Inc.	4.100%	2/1/21	6,000	6,833
EOG Resources Inc.	2.625%	3/15/23	11,000	11,068
EQT Corp.	8.125%	6/1/19	5,500	6,896
6 GS Caltex Corp.	5.500%	8/25/14	4,000	4,215
6 GS Caltex Corp.	5.500%	10/15/15	6,000	6,545
Halliburton Co.	6.150%	9/15/19	12,631	16,044
Halliburton Co.	3.250%	11/15/21	13,100	14,182
Hess Corp.	8.125%	2/15/19	5,075	6,619
Marathon Oil Corp.	6.000%	10/1/17	7,213	8,577
Marathon Oil Corp.	2.800%	11/1/22	15,000	14,996

6	Motiva Enterprises LLC	5.750%	1/15/20	5,000	6,078
	Nabors Industries Inc.	6.150%	2/15/18	3,000	3,444
	Nabors Industries Inc.	9.250%	1/15/19	5,900	7,586
	Nabors Industries Inc.	5.000%	9/15/20	6,319	6,843
	National Oilwell Varco Inc.	2.600%	12/1/22	18,000	18,116
	Noble Corp.	5.875%	6/1/13	3,000	3,010
	Noble Energy Inc.	8.250%	3/1/19	6,000	7,887
	Noble Holding International Ltd.	4.900%	8/1/20	5,000	5,606
	Noble Holding International Ltd.	3.950%	3/15/22	4,000	4,175
	Occidental Petroleum Corp.	4.125%	6/1/16	3,000	3,310
	Occidental Petroleum Corp.	1.500%	2/15/18	7,500	7,640
	Occidental Petroleum Corp.	4.100%	2/1/21	24,525	27,988
	Occidental Petroleum Corp.	3.125%	2/15/22	15,080	16,010
	Occidental Petroleum Corp.	2.700%	2/15/23	26,604	26,962
[5,6] Odebrecht Drilling Norbe VIII/IX Ltd.		6.350%	6/30/21	6,650	7,348
	Petro-Canada	6.050%	5/15/18	4,000	4,833
	Phillips 66	2.950%	5/1/17	4,000	4,256
	Phillips 66	4.300%	4/1/22	9,000	10,070
	Pioneer Natural Resources Co.	3.950%	7/15/22	7,000	7,465
	Plains Exploration & Production Co.	6.875%	2/15/23	7,600	8,664
	Pride International Inc.	6.875%	8/15/20	9,178	11,666
	Rowan Cos. Inc.	4.875%	6/1/22	5,000	5,501
6	Schlumberger Investment SA	3.300%	9/14/21	2,424	2,605
6	Schlumberger Norge AS	4.200%	1/15/21	2,545	2,893
6	Schlumberger Oilfield UK plc	4.200%	1/15/21	4,000	4,563
	Shell International Finance BV	5.200%	3/22/17	2,680	3,124
	Shell International Finance BV	4.300%	9/22/19	16,000	18,655
	Shell International Finance BV	4.375%	3/25/20	24,035	28,161
	Shell International Finance BV	2.375%	8/21/22	24,009	24,192
	Shell International Finance BV	2.250%	1/6/23	9,000	8,943
	Southwestern Energy Co.	7.500%	2/1/18	5,000	6,163
	Southwestern Energy Co.	4.100%	3/15/22	5,000	5,384
	Suncor Energy Inc.	6.100%	6/1/18	10,000	12,131
	Talisman Energy Inc.	7.750%	6/1/19	3,000	3,840
	Talisman Energy Inc.	3.750%	2/1/21	3,300	3,509
	Total Capital Canada Ltd.	1.450%	1/15/18	7,700	7,815
	Total Capital International SA	1.550%	6/28/17	2,450	2,499
	Total Capital International SA	2.875%	2/17/22	28,500	29,858
	Total Capital International SA	2.700%	1/25/23	23,160	23,671
	Total Capital SA	4.450%	6/24/20	18,889	22,128
	Total Capital SA	4.125%	1/28/21	12,525	14,305
	Transocean Inc.	5.050%	12/15/16	8,525	9,504
	Transocean Inc.	2.500%	10/15/17	2,380	2,423
	Transocean Inc.	6.000%	3/15/18	10,000	11,555
	Transocean Inc.	6.500%	11/15/20	4,000	4,738
	Transocean Inc.	6.375%	12/15/21	15,000	17,932
	Transocean Inc.	3.800%	10/15/22	5,000	5,074
	Valero Energy Corp.	9.375%	3/15/19	9,200	12,656
	Valero Energy Corp.	6.125%	2/1/20	3,000	3,687
	Weatherford International Inc.	6.350%	6/15/17	3,000	3,467
	Weatherford International Ltd.	6.000%	3/15/18	10,000	11,490
	Weatherford International Ltd.	9.625%	3/1/19	3,750	4,949
	Weatherford International Ltd.	5.125%	9/15/20	5,000	5,567
6	Woodside Finance Ltd.	4.600%	5/10/21	2,000	2,264

	Technology (3.0%)
	Agilent Technologies Inc.	5.000%	7/15/20	3,000	3,429

Altera Corp.	1.750%	5/15/17	3,205	3,264
Apple Inc.	2.400%	5/3/23	78,300	78,196
Baidu Inc.	3.500%	11/28/22	20,000	19,954
6 Broadcom Corp.	2.500%	8/15/22	10,000	9,923
Cisco Systems Inc.	4.950%	2/15/19	16,800	19,887
Cisco Systems Inc.	4.450%	1/15/20	25,000	29,089
Corning Inc.	1.450%	11/15/17	5,150	5,205
Corning Inc.	6.625%	5/15/19	5,710	7,127
Corning Inc.	4.250%	8/15/20	9,000	10,136
Dell Inc.	5.650%	4/15/18	3,480	3,628
Dell Inc.	5.875%	6/15/19	2,250	2,353
Dell Inc.	4.625%	4/1/21	2,000	1,940
Equifax Inc.	6.300%	7/1/17	5,000	5,859
Fiserv Inc.	3.500%	10/1/22	8,000	8,146
Google Inc.	3.625%	5/19/21	7,850	8,791
Hewlett-Packard Co.	3.000%	9/15/16	7,000	7,249
Hewlett-Packard Co.	5.400%	3/1/17	2,500	2,784
Hewlett-Packard Co.	5.500%	3/1/18	2,000	2,261
Hewlett-Packard Co.	4.300%	6/1/21	11,000	11,162
Hewlett-Packard Co.	4.375%	9/15/21	8,000	8,152
Hewlett-Packard Co.	4.650%	12/9/21	5,000	5,182
Intel Corp.	1.350%	12/15/17	9,000	9,089
Intel Corp.	3.300%	10/1/21	36,900	39,318
Intel Corp.	2.700%	12/15/22	34,000	33,932
International Business Machines Corp.	1.950%	7/22/16	5,550	5,739
International Business Machines Corp.	5.700%	9/14/17	14,601	17,483
International Business Machines Corp.	7.625%	10/15/18	14,500	19,167
International Business Machines Corp.	2.900%	11/1/21	8,000	8,487
International Business Machines Corp.	1.875%	8/1/22	11,000	10,574
Microsoft Corp.	4.200%	6/1/19	3,800	4,382
Microsoft Corp.	3.000%	10/1/20	4,000	4,310
Microsoft Corp.	4.000%	2/8/21	8,000	9,180
Microsoft Corp.	2.125%	11/15/22	13,500	13,249
Motorola Solutions Inc.	3.750%	5/15/22	7,000	7,276
Oracle Corp.	1.200%	10/15/17	5,000	5,035
Oracle Corp.	5.750%	4/15/18	20,410	24,762
Oracle Corp.	5.000%	7/8/19	14,000	16,709
Oracle Corp.	3.875%	7/15/20	18,000	20,351
Oracle Corp.	2.500%	10/15/22	33,000	32,935
Pitney Bowes Inc.	5.750%	9/15/17	4,707	5,268
Tyco Electronics Group SA	6.550%	10/1/17	2,990	3,586
Verisk Analytics Inc.	4.125%	9/12/22	15,000	15,836
Xerox Corp.	6.350%	5/15/18	5,000	5,923
Xerox Corp.	5.625%	12/15/19	8,000	9,288
Xerox Corp.	4.500%	5/15/21	6,100	6,638

Transportation (1.5%)
Burlington Northern Santa Fe LLC	8.125%	4/15/20	5,000	6,722
Burlington Northern Santa Fe LLC	3.600%	9/1/20	3,000	3,288
Burlington Northern Santa Fe LLC	3.450%	9/15/21	4,000	4,303
Burlington Northern Santa Fe LLC	3.050%	3/15/22	11,000	11,457
Burlington Northern Santa Fe LLC	3.050%	9/1/22	3,000	3,105
Burlington Northern Santa Fe LLC	3.000%	3/15/23	5,000	5,123
Canadian National Railway Co.	5.800%	6/1/16	4,000	4,602
Canadian National Railway Co.	5.550%	5/15/18	5,275	6,329
Canadian National Railway Co.	2.850%	12/15/21	7,380	7,743
Canadian Pacific Railway Co.	7.250%	5/15/19	3,375	4,317

5	Continental Airlines 1997-4 Class A Pass
	Through Trust	6.900%	7/2/19	2,190	2,387
5	Continental Airlines 1998-1 Class A Pass
	Through Trust	6.648%	3/15/19	477	517
5	Continental Airlines 2000-1 Class A-1 Pass
	Through Trust	8.048%	11/1/20	1,543	1,786
5	Continental Airlines 2005-ERJ1 Pass
	Through Trust	9.798%	4/1/21	1,657	1,877
5	Continental Airlines 2009-2 Class A Pass
	Through Trust	7.250%	5/10/21	4,383	5,150
5	Continental Airlines 2012-2 Class B Pass
	Through Trust	5.500%	4/29/22	1,550	1,628
	CSX Corp.	7.900%	5/1/17	5,000	6,234
	CSX Corp.	7.375%	2/1/19	3,375	4,323
	CSX Corp.	4.250%	6/1/21	15,000	16,999
[5,8]	Delta Air Lines 2002-1 Class G-1 Pass
	Through Trust	6.718%	7/2/24	2,090	2,335
5	Delta Air Lines 2007-1 Class A Pass
	Through Trust	6.821%	2/10/24	2,264	2,632
5	Delta Air Lines 2009-1 Class A Pass
	Through Trust	7.750%	12/17/19	5,369	6,308
5	Delta Air Lines 2010-1 Class A Pass
	Through Trust	6.200%	1/2/20	8,850	10,133
5	Delta Air Lines 2012-1 Class A Pass
	Through Trust	4.750%	11/7/21	6,270	6,850
6	ERAC USA Finance LLC	6.375%	10/15/17	6,370	7,669
6	ERAC USA Finance LLC	5.250%	10/1/20	3,750	4,401
6	ERAC USA Finance LLC	4.500%	8/16/21	5,000	5,578
	JB Hunt Transport Services Inc.	3.375%	9/15/15	4,920	5,127
[3,5,8]JetBlue Airways 2004-1 G-1 Pass Through
	Trust	0.655%	6/15/15	763	758
[3,5,8]JetBlue Airways 2004-1 G-2 Pass Through
	Trust	0.700%	9/15/15	2,540	2,484
[3,5,8]JetBlue Airways 2004-2 G-2 Pass Through
	Trust	0.740%	5/15/18	2,465	2,240
6	Kansas City Southern de Mexico SA de CV	2.350%	5/15/20	5,000	5,008
6	Kansas City Southern de Mexico SA de CV	3.000%	5/15/23	7,000	7,001
	Ryder System Inc.	7.200%	9/1/15	11,000	12,478
	Ryder System Inc.	3.600%	3/1/16	9,755	10,305
	Ryder System Inc.	2.500%	3/1/17	2,000	2,066
5	Southwest Airlines Co. 2007-1 Pass Through
	Trust	6.150%	2/1/24	4,061	4,802
	Union Pacific Corp.	4.000%	2/1/21	5,000	5,651
	Union Pacific Corp.	2.950%	1/15/23	3,000	3,123
	Union Pacific Corp.	2.750%	4/15/23	4,000	4,093
	United Parcel Service Inc.	5.500%	1/15/18	5,100	6,110
	United Parcel Service Inc.	3.125%	1/15/21	34,200	37,051
	United Parcel Service Inc.	2.450%	10/1/22	35,700	36,019
					7,967,456
Utilities (6.7%)
	Electric (5.4%)
	Ameren Illinois Co.	6.125%	11/15/17	1,650	2,001
	Ameren Illinois Co.	2.700%	9/1/22	17,449	17,864
	American Electric Power Co. Inc.	1.650%	12/15/17	9,770	9,875
	Appalachian Power Co.	5.000%	6/1/17	640	730
	Appalachian Power Co.	4.600%	3/30/21	5,000	5,756
	Arizona Public Service Co.	8.750%	3/1/19	10,850	14,738

	Baltimore Gas & Electric Co.	3.500%	11/15/21	8,925	9,683
	Carolina Power & Light Co.	5.300%	1/15/19	18,577	22,352
	Carolina Power & Light Co.	3.000%	9/15/21	17,181	18,302
	Carolina Power & Light Co.	2.800%	5/15/22	9,700	10,091
	CenterPoint Energy Houston Electric LLC	2.250%	8/1/22	2,500	2,495
	CenterPoint Energy Inc.	5.950%	2/1/17	3,115	3,625
	CenterPoint Energy Inc.	6.500%	5/1/18	2,000	2,473
	CMS Energy Corp.	6.550%	7/17/17	750	896
	CMS Energy Corp.	5.050%	2/15/18	1,230	1,413
	CMS Energy Corp.	8.750%	6/15/19	11,180	15,177
	CMS Energy Corp.	6.250%	2/1/20	6,255	7,694
	CMS Energy Corp.	5.050%	3/15/22	3,220	3,755
	Commonwealth Edison Co.	5.950%	8/15/16	5,000	5,798
	Commonwealth Edison Co.	1.950%	9/1/16	2,500	2,591
	Commonwealth Edison Co.	6.150%	9/15/17	1,570	1,899
	Commonwealth Edison Co.	5.800%	3/15/18	11,110	13,425
	Commonwealth Edison Co.	4.000%	8/1/20	24,271	27,593
	Commonwealth Edison Co.	3.400%	9/1/21	7,400	8,070
	Connecticut Light & Power Co.	5.650%	5/1/18	3,100	3,725
	Connecticut Light & Power Co.	5.500%	2/1/19	11,695	14,175
	Connecticut Light & Power Co.	2.500%	1/15/23	18,240	18,518
	Consolidated Edison Co. of New York Inc.	6.650%	4/1/19	11,275	14,511
	Consumers Energy Co.	5.650%	9/15/18	1,000	1,220
	Consumers Energy Co.	6.125%	3/15/19	12,315	15,315
	Consumers Energy Co.	6.700%	9/15/19	19,790	25,682
	Consumers Energy Co.	2.850%	5/15/22	12,000	12,582
	Dominion Resources Inc.	5.200%	8/15/19	2,000	2,394
	DTE Electric Co.	3.450%	10/1/20	6,100	6,749
	DTE Electric Co.	3.900%	6/1/21	11,290	12,772
	DTE Electric Co.	2.650%	6/15/22	4,448	4,574
	Duke Energy Carolinas LLC	1.750%	12/15/16	2,875	2,969
	Duke Energy Carolinas LLC	5.100%	4/15/18	6,300	7,481
	Duke Energy Carolinas LLC	7.000%	11/15/18	6,100	7,909
	Duke Energy Carolinas LLC	4.300%	6/15/20	12,345	14,305
	Duke Energy Carolinas LLC	3.900%	6/15/21	6,825	7,735
	Duke Energy Florida Inc.	5.800%	9/15/17	6,737	8,036
	Duke Energy Florida Inc.	5.650%	6/15/18	9,505	11,514
	Duke Energy Florida Inc.	4.550%	4/1/20	1,000	1,171
	Duke Energy Florida Inc.	3.100%	8/15/21	6,490	6,954
	Duke Energy Indiana Inc.	3.750%	7/15/20	14,270	15,953
	Duke Energy Ohio Inc.	5.450%	4/1/19	5,000	6,066
	Entergy Arkansas Inc.	3.750%	2/15/21	3,770	4,151
	Entergy Corp.	4.700%	1/15/17	3,500	3,831
	Entergy Gulf States Louisiana LLC	6.000%	5/1/18	1,260	1,508
	Entergy Louisiana LLC	4.800%	5/1/21	10,510	12,150
	Entergy Louisiana LLC	3.300%	12/1/22	5,000	5,177
	Entergy Texas Inc.	7.125%	2/1/19	5,485	6,818
	Exelon Generation Co. LLC	4.000%	10/1/20	4,000	4,277
	Exelon Generation Co. LLC	4.250%	6/15/22	5,000	5,307
[5,6] FPL Energy Marcus Hook LP		7.590%	7/10/18	5,190	5,450
	Georgia Power Co.	5.700%	6/1/17	1,185	1,401
	Georgia Power Co.	5.400%	6/1/18	8,000	9,603
	Georgia Power Co.	4.250%	12/1/19	1,100	1,282
	Indiana Michigan Power Co.	7.000%	3/15/19	5,000	6,317
6	Kansas Gas & Electric Co.	6.700%	6/15/19	3,000	3,846
	Kentucky Utilities Co.	3.250%	11/1/20	8,739	9,519
	LG&E & KU Energy LLC	3.750%	11/15/20	13,086	14,097

LG&E & KU Energy LLC	4.375%	10/1/21	15,035	16,640
Metropolitan Edison Co.	7.700%	1/15/19	5,000	6,413
MidAmerican Energy Co.	5.300%	3/15/18	13,997	16,651
MidAmerican Energy Holdings Co.	5.750%	4/1/18	8,380	10,104
National Rural Utilities Cooperative Finance
Corp.	4.750%	3/1/14	3,890	4,034
National Rural Utilities Cooperative Finance
Corp.	5.450%	4/10/17	7,691	8,980
National Rural Utilities Cooperative Finance
Corp.	10.375%	11/1/18	9,980	14,536
National Rural Utilities Cooperative Finance
Corp.	3.050%	2/15/22	12,340	13,069
Nevada Power Co.	6.500%	5/15/18	2,175	2,693
Nevada Power Co.	6.500%	8/1/18	6,337	7,882
Nevada Power Co.	7.125%	3/15/19	7,350	9,473
NextEra Energy Capital Holdings Inc.	6.000%	3/1/19	8,976	10,799
NextEra Energy Capital Holdings Inc.	4.500%	6/1/21	13,700	15,635
5 NextEra Energy Capital Holdings Inc.	6.350%	10/1/66	2,850	3,025
6 Niagara Mohawk Power Corp.	2.721%	11/28/22	2,000	2,039
Northern States Power Co.	2.150%	8/15/22	3,000	2,982
NSTAR Electric Co.	5.625%	11/15/17	3,000	3,587
NSTAR Electric Co.	2.375%	10/15/22	7,700	7,708
NSTAR LLC	4.500%	11/15/19	7,000	8,076
NV Energy Inc.	6.250%	11/15/20	3,920	4,831
Ohio Power Co.	6.000%	6/1/16	4,000	4,577
Pacific Gas & Electric Co.	5.625%	11/30/17	7,000	8,382
Pacific Gas & Electric Co.	3.500%	10/1/20	29,000	31,933
Pacific Gas & Electric Co.	4.250%	5/15/21	7,650	8,785
Pacific Gas & Electric Co.	3.250%	9/15/21	9,250	9,942
Pacific Gas & Electric Co.	2.450%	8/15/22	6,500	6,514
PacifiCorp	5.500%	1/15/19	11,244	13,651
PacifiCorp	3.850%	6/15/21	15,994	18,081
PacifiCorp	2.950%	2/1/22	2,975	3,146
Pennsylvania Electric Co.	6.050%	9/1/17	1,415	1,665
Portland General Electric Co.	6.100%	4/15/19	3,000	3,752
Potomac Electric Power Co.	3.050%	4/1/22	2,270	2,376
PPL Electric Utilities Corp.	3.000%	9/15/21	15,868	16,866
PPL Energy Supply LLC	4.600%	12/15/21	8,161	8,802
6 PPL WEM Holdings plc	3.900%	5/1/16	2,875	3,067
6 PPL WEM Holdings plc	5.375%	5/1/21	3,000	3,463
Progress Energy Inc.	3.150%	4/1/22	5,000	5,168
Public Service Co. of Colorado	5.800%	8/1/18	3,280	4,037
Public Service Co. of Colorado	5.125%	6/1/19	2,500	3,020
Public Service Co. of Colorado	3.200%	11/15/20	5,000	5,464
Public Service Co. of Colorado	2.250%	9/15/22	5,000	5,003
Public Service Co. of New Mexico	7.950%	5/15/18	6,923	8,660
Public Service Electric & Gas Co.	5.300%	5/1/18	3,000	3,587
Public Service Electric & Gas Co.	3.500%	8/15/20	8,000	8,917
Puget Energy Inc.	6.500%	12/15/20	17,000	19,969
Puget Energy Inc.	5.625%	7/15/22	1,235	1,386
SCANA Corp.	6.250%	4/1/20	2,500	2,991
SCANA Corp.	4.750%	5/15/21	10,400	11,672
SCANA Corp.	4.125%	2/1/22	12,790	13,702
Sierra Pacific Power Co.	6.000%	5/15/16	2,500	2,881
Southern California Edison Co.	5.500%	8/15/18	5,415	6,604
Southern California Edison Co.	3.875%	6/1/21	13,825	15,713
Southwestern Electric Power Co.	5.550%	1/15/17	3,000	3,417

Southwestern Electric Power Co.	5.875%	3/1/18	3,175	3,737
Southwestern Electric Power Co.	6.450%	1/15/19	2,118	2,588
Tampa Electric Co.	5.400%	5/15/21	9,000	11,137
Tampa Electric Co.	2.600%	9/15/22	4,070	4,147
TECO Finance Inc.	5.150%	3/15/20	12,905	15,127
UIL Holdings Corp.	4.625%	10/1/20	7,000	7,575
Union Electric Co.	6.400%	6/15/17	3,000	3,630
Virginia Electric & Power Co.	5.950%	9/15/17	5,000	6,036
Virginia Electric & Power Co.	5.400%	4/30/18	6,137	7,382
Virginia Electric & Power Co.	5.000%	6/30/19	3,930	4,713
Western Massachusetts Electric Co.	3.500%	9/15/21	5,000	5,405
5 Wisconsin Energy Corp.	6.250%	5/15/67	7,915	8,617
Wisconsin Power & Light Co.	5.000%	7/15/19	4,500	5,403
Xcel Energy Inc.	5.613%	4/1/17	2,079	2,410

Natural Gas (1.3%)
AGL Capital Corp.	5.250%	8/15/19	3,000	3,591
Atmos Energy Corp.	8.500%	3/15/19	5,000	6,791
Boardwalk Pipelines LP	5.750%	9/15/19	4,335	5,046
CenterPoint Energy Resources Corp.	4.500%	1/15/21	3,000	3,465
El Paso Natural Gas Co. LLC	5.950%	4/15/17	3,000	3,504
El Paso Pipeline Partners Operating Co. LLC	6.500%	4/1/20	13,295	16,353
El Paso Pipeline Partners Operating Co. LLC	5.000%	10/1/21	9,650	11,158
Enbridge Energy Partners LP	6.500%	4/15/18	1,750	2,097
Enbridge Energy Partners LP	5.200%	3/15/20	2,500	2,860
5 Enbridge Energy Partners LP	8.050%	10/1/77	1,110	1,283
Energy Transfer Partners LP	6.700%	7/1/18	2,900	3,552
Energy Transfer Partners LP	9.700%	3/15/19	4,432	6,067
Energy Transfer Partners LP	9.000%	4/15/19	2,334	3,125
Energy Transfer Partners LP	4.650%	6/1/21	17,850	19,768
Energy Transfer Partners LP	5.200%	2/1/22	11,000	12,582
Energy Transfer Partners LP	3.600%	2/1/23	3,500	3,562
5 Enterprise Products Operating LLC	8.375%	8/1/66	3,000	3,443
Kinder Morgan Energy Partners LP	5.950%	2/15/18	1,230	1,479
Kinder Morgan Energy Partners LP	9.000%	2/1/19	5,410	7,343
Kinder Morgan Energy Partners LP	6.850%	2/15/20	14,547	18,479
Kinder Morgan Energy Partners LP	5.800%	3/1/21	5,000	6,042
Kinder Morgan Energy Partners LP	4.150%	3/1/22	8,420	9,204
Kinder Morgan Energy Partners LP	3.450%	2/15/23	5,200	5,382
Magellan Midstream Partners LP	6.550%	7/15/19	5,300	6,584
6 Mega Advance Investments Ltd.	5.000%	5/12/21	2,000	2,266
Nisource Finance Corp.	6.400%	3/15/18	1,463	1,770
Nisource Finance Corp.	6.800%	1/15/19	1,500	1,852
Nisource Finance Corp.	4.450%	12/1/21	5,000	5,579
Nisource Finance Corp.	6.125%	3/1/22	5,000	6,089
ONEOK Partners LP	6.150%	10/1/16	2,515	2,907
ONEOK Partners LP	8.625%	3/1/19	2,000	2,663
Sempra Energy	6.500%	6/1/16	13,327	15,484
Sempra Energy	2.300%	4/1/17	1,094	1,142
Sempra Energy	6.150%	6/15/18	10,009	12,266
Sempra Energy	9.800%	2/15/19	4,340	6,119
Sempra Energy	2.875%	10/1/22	7,000	7,087
Sunoco Logistics Partners Operations LP	4.650%	2/15/22	7,000	7,747
TransCanada PipeLines Ltd.	6.500%	8/15/18	10,000	12,489
TransCanada PipeLines Ltd.	3.800%	10/1/20	2,792	3,109

5	TransCanada PipeLines Ltd.	6.350%	5/15/67	4,000	4,269

					1,305,195
Total Corporate Bonds (Cost $13,581,526)					14,670,268
Sovereign Bonds (U.S. Dollar-Denominated) (3.3%)
6	Abu Dhabi National Energy Co.	6.165%	10/25/17	1,000	1,180
6	Abu Dhabi National Energy Co.	3.625%	1/12/23	1,000	1,012
6	Aruba	4.625%	9/14/23	1,000	1,035
	Asian Development Bank	1.125%	3/15/17	4,000	4,079
	Asian Development Bank	1.875%	10/23/18	3,000	3,148
6	Banco del Estado de Chile	4.125%	10/7/20	2,500	2,713
	Banco do Brasil SA	3.875%	1/23/17	6,115	6,451
	Banco do Brasil SA	3.875%	10/10/22	1,000	987
6	Banco do Nordeste do Brasil SA	4.375%	5/3/19	1,000	1,028
6	Banco Latinoamericano de Comercio
	Exterior SA	3.750%	4/4/17	6,500	6,729
6	Bank Nederlandse Gemeenten	1.375%	9/27/17	1,500	1,523
6	Bank Nederlandse Gemeenten	2.500%	1/23/23	1,000	1,008
6	Bank of China Hong Kong Ltd.	3.750%	11/8/16	920	997
6	Bermuda	5.603%	7/20/20	2,300	2,667
	Canada	0.875%	2/14/17	5,000	5,054
	Cayman Islands	5.950%	11/24/19	500	595
6	CEZ AS	4.250%	4/3/22	1,000	1,075
	China Development Bank Corp.	5.000%	10/15/15	1,500	1,639
6	CNOOC Finance 2012 Ltd.	3.875%	5/2/22	1,000	1,059
6	CNPC General Capital Ltd.	3.400%	4/16/23	1,000	1,008
	Corp. Andina de Fomento	3.750%	1/15/16	11,500	12,201
6	Corp. Financiera de Desarrollo SA	4.750%	2/8/22	1,400	1,512
6	Corp. Nacional del Cobre de Chile	3.750%	11/4/20	2,500	2,670
	Ecopetrol SA	7.625%	7/23/19	5,000	6,374
[5,6]	ENA Norte Trust	4.950%	4/25/28	1,959	2,039
	European Investment Bank	2.250%	3/15/16	8,000	8,408
	European Investment Bank	2.125%	7/15/16	10,000	10,509
	European Investment Bank	2.875%	9/15/20	20,000	21,760
	Export-Import Bank of Korea	5.875%	1/14/15	3,000	3,227
	Export-Import Bank of Korea	4.125%	9/9/15	2,000	2,125
	Export-Import Bank of Korea	5.125%	6/29/20	2,000	2,324
	Export-Import Bank of Korea	4.000%	1/29/21	2,000	2,170
	Federative Republic of Brazil	6.000%	1/17/17	6,000	7,020
	Federative Republic of Brazil	5.875%	1/15/19	15,000	18,330
	Federative Republic of Brazil	4.875%	1/22/21	14,500	17,223
	Federative Republic of Brazil	2.625%	1/5/23	2,000	1,993
6	Industrial Bank of Korea	7.125%	4/23/14	1,700	1,793
	Inter-American Development Bank	1.375%	10/18/16	3,000	3,082
	International Finance Corp.	1.000%	4/24/17	6,700	6,811
6	IPIC GMTN Ltd.	5.500%	3/1/22	800	945
9	Japan Bank for International Cooperation	2.500%	5/18/16	8,000	8,476
9	Japan Bank for International Cooperation	2.125%	2/7/19	5,000	5,237
6	KazMunayGas National Co. JSC	4.400%	4/30/23	2,000	2,020
10	KFW	0.625%	4/24/15	25,000	25,155
10	KFW	1.250%	2/15/17	20,000	20,558
10	KFW	2.625%	1/25/22	5,000	5,322
10	KFW	2.000%	10/4/22	2,000	2,011
6	Kingdom of Spain	4.000%	3/6/18	1,100	1,115
6	Kommunalbanken AS	1.000%	9/26/17	1,500	1,515
	Korea Development Bank	8.000%	1/23/14	5,000	5,240

	Korea Development Bank	3.875%	5/4/17	5,000	5,406
	Korea Finance Corp.	3.250%	9/20/16	1,000	1,053
	Korea Finance Corp.	4.625%	11/16/21	2,000	2,230
6	Korea Western Power Co. Ltd.	3.125%	5/10/17	1,300	1,358
6	Kowloon-Canton Railway Corp.	5.125%	5/20/19	2,500	2,966
10	Landwirtschaftliche Rentenbank	2.125%	7/15/16	5,000	5,241
10	Landwirtschaftliche Rentenbank	1.375%	10/23/19	2,000	2,016
	Nexen Inc.	6.200%	7/30/19	2,000	2,492
	North American Development Bank	2.400%	10/26/22	1,300	1,286
	Pemex Project Funding Master Trust	5.750%	3/1/18	15,500	18,157
6	Pertamina Persero PT	6.000%	5/3/42	1,000	1,075
	Petrobras International Finance Co. - Pifco	3.875%	1/27/16	9,500	9,972
	Petrobras International Finance Co. - Pifco	3.500%	2/6/17	3,000	3,122
	Petrobras International Finance Co. - Pifco	5.875%	3/1/18	20,830	23,644
	Petrobras International Finance Co. - Pifco	5.750%	1/20/20	3,000	3,385
	Petrobras International Finance Co. - Pifco	5.375%	1/27/21	24,775	27,389
	Petroleos Mexicanos	6.000%	3/5/20	7,000	8,407
	Petroleos Mexicanos	5.500%	1/21/21	6,500	7,639
	Petroleos Mexicanos	4.875%	1/24/22	16,000	18,164
6	Petroleos Mexicanos	3.500%	1/30/23	2,000	2,032
[5,6]	Petroleum Co. of Trinidad & Tobago Ltd.	6.000%	5/8/22	238	256
6	Petronas Capital Ltd.	5.250%	8/12/19	2,000	2,355
	Province of British Columbia	1.200%	4/25/17	3,000	3,061
	Province of British Columbia	2.650%	9/22/21	1,500	1,579
	Province of Manitoba	1.750%	5/30/19	2,000	2,047
	Province of New Brunswick	2.750%	6/15/18	2,500	2,701
	Province of Ontario	3.000%	7/16/18	15,000	16,349
	Province of Ontario	4.000%	10/7/19	4,500	5,175
	PTT Public Co. Ltd.	3.375%	10/25/22	2,000	2,016
[6,11] Qatari Diar Finance QSC		3.500%	7/21/15	500	526
6	Qtel International Finance Ltd.	4.750%	2/16/21	1,500	1,684
6	Qtel International Finance Ltd.	3.250%	2/21/23	700	689
	Quebec	2.750%	8/25/21	8,000	8,433
	Quebec	2.625%	2/13/23	700	715
6	Ras Laffan Liquefied Natural Gas Co. Ltd. III	5.500%	9/30/14	2,725	2,890
	Republic of Chile	3.250%	9/14/21	4,700	5,033
	Republic of Colombia	7.375%	1/27/17	6,000	7,290
	Republic of Colombia	4.375%	7/12/21	11,200	12,796
5	Republic of Colombia	2.625%	3/15/23	1,500	1,482
	Republic of Columbia	7.375%	3/18/19	3,000	3,900
6	Republic of Iceland	4.875%	6/16/16	1,000	1,065
6	Republic of Indonesia	5.875%	3/13/20	1,450	1,729
	Republic of Italy	3.125%	1/26/15	4,000	4,085
	Republic of Italy	4.750%	1/25/16	1,000	1,060
	Republic of Italy	5.250%	9/20/16	6,000	6,469
	Republic of Italy	5.375%	6/12/17	12,000	13,104
	Republic of Korea	4.250%	6/1/13	5,000	5,011
	Republic of Korea	7.125%	4/16/19	3,000	3,886
6	Republic of Latvia	2.750%	1/12/20	1,000	997
6	Republic of Namibia	5.500%	11/3/21	500	559
	Republic of Panama	7.250%	3/15/15	2,250	2,505
	Republic of Panama	5.200%	1/30/20	5,000	5,927
	Republic of Peru	7.125%	3/30/19	2,000	2,590
	Republic of Poland	3.875%	7/16/15	3,000	3,179
	Republic of Poland	6.375%	7/15/19	2,000	2,478
	Republic of Poland	5.125%	4/21/21	7,000	8,226
	Republic of Poland	3.000%	3/17/23	650	648

6	Republic of Romania	4.375%		8/22/23	1,000	1,034
6	Republic of Serbia	7.250%		9/28/21	1,000	1,160
	Republic of South Africa	6.875%		5/27/19	2,000	2,488
	Republic of South Africa	5.500%		3/9/20	8,000	9,390
	Republic of South Africa	4.665%		1/17/24	4,000	4,450
	Republic of Turkey	3.250%		3/23/23	2,000	1,965
6	Republic of Zambia	5.375%		9/20/22	1,000	979
6	Russian Federation	4.500%		4/4/22	2,000	2,241
6	Russian Federation	5.625%		4/4/42	300	355
	State of Israel	5.125%		3/26/19	2,550	2,982
	State of Israel	3.150%		6/30/23	2,000	2,013
6	State of Qatar	5.250%		1/20/20	1,000	1,181
	Statoil ASA	2.450%		1/17/23	3,000	3,020
	Svensk Exportkredit AB	1.750%		10/20/15	3,000	3,098
6	TDIC Finance Ltd.	6.500%		7/2/14	2,600	2,762
6	Temasek Financial I Ltd.	2.375%		1/23/23	1,000	982
	United Mexican States	5.875%		2/17/14	1,000	1,038
	United Mexican States	6.625%		3/3/15	1,000	1,102
	United Mexican States	5.625%		1/15/17	25,300	29,137
	United Mexican States	5.950%		3/19/19	5,000	6,125
	United Mexican States	5.125%		1/15/20	17,000	20,263
	United Mexican States	3.625%		3/15/22	5,000	5,463
Total Sovereign Bonds (Cost $612,613)						648,909
Taxable Municipal Bonds (0.2%)
	California Educational Facilities Authority
	Revenue (Stanford University)	4.750%		5/1/19	1,850	2,212
	California GO	5.750%		3/1/17	2,000	2,349
	Florida Hurricane Catastrophe Fund Finance
	Corp. Revenue	2.995%		7/1/20	1,250	1,258
	Illinois GO	5.365%		3/1/17	1,000	1,114
	JobsOhio Beverage System Statewide Liquor
	Profits Revenue	2.885%		1/1/21	1,000	1,030
	Johns Hopkins University Maryland GO	5.250%		7/1/19	713	866
	Louisiana Local Government Environmental
	Facilities & Community Development
	Authority Revenue 2010-EGSL	3.220%		2/1/21	12,000	12,909
	Louisiana Local Government Environmental
	Facilities & Community Development
	Authority Revenue 2010-ELL	3.450%		2/1/22	5,475	6,055
3	Mississippi GO (Nissan North America, Inc.
	Project)	0.904%		11/1/17	5,520	5,520
	University of California Revenue	2.300%		5/15/21	1,000	1,007
Total Taxable Municipal Bonds (Cost $31,933)						34,320
					Face	Market
			Maturity		Amount	Value
		Coupon	Date		($000)	($000)
Tax-Exempt Municipal Bonds (0.0%)
New York (0.0%)
[12] New York City NY Industrial Development
	Agency Special Facility Revenue (American
	Airlines Inc. John F. Kennedy International
	Airport Project)	7.500%	8/1/16		1,825	1,946

Total Tax-Exempt Municipal Bonds (Cost $1,778)						1,946

			Market
			Value
	Coupon	Shares	($000)
Convertible Preferred Stocks (0.0%)
Financials (0.0%)
7 Lehman Brothers Holdings Inc. Pfd.	7.250%	8,740	—

Total Convertible Preferred Stocks (Cost $8,740)			—
			Market
			Value
	Coupon	Shares	($000)
Preferred Stocks (0.0%)
Aspen Insurance Holdings Ltd. Pfd.
(Cost $1,992)	7.401%	76,950	2,119
Temporary Cash Investment (1.6%)
Money Market Fund (1.6%)
[13] Vanguard Market Liquidity Fund
(Cost $310,597)	0.142%	310,597,126	310,597

Total Investments (99.4%) (Cost $18,243,193)			19,475,504
Other Assets and Liabilities-Net (0.6%)			114,567
Net Assets (100%)			19,590,071

1 Securities with a value of $11,184,000 have been segregated as initial margin for open futures contracts.
2 Securities with a value of $199,000 have been segregated as collateral for open swap contracts.
3 Adjustable-rate security.
4 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
5 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
6 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2013, the aggregate value of these securities was $1,643,981,000, representing 8.4% of net assets.
7 Non-income-producing security--security in default.
8 Scheduled principal and interest payments are guaranteed by Municipal Bond Insurance Association.
9 Guaranteed by the Government of Japan.
10 Guaranteed by the Federal Republic of Germany.
11 Guaranteed by the State of Qatar.
12 Security made only partial interest payments during the period end April 30, 2013.
13 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
GO—General Obligation Bond.
REIT—Real Estate Investment Trust.

A. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the

Intermediate-Term Investment-Grade Fund

close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of April 30, 2013, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	1,541,917	—
Asset Backed	—	2,265,428	—
Corporate Bonds	—	14,670,241	27
Sovereign Bonds	—	648,909	—
Taxable Municipal Bonds	—	34,320	—
Tax-Exempt Municipal Bonds	—	1,946	—
Convertible Preferred Stock	—	—	—
Preferred Stock	2,119	—	—
Temporary Cash Investments	310,597	—	—
Futures Contracts—Assets[1]	1,737	—	—
Futures Contracts—Liabilities[1]	(465)	—	—
Swap Contracts—Assets	—	31,617	—
Swap Contracts—Liabilities	—	(2,246)	—
Total	313,988	19,192,132	27
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

Intermediate-Term Investment-Grade Fund

At April 30, 2013, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
		Contracts
Futures Contracts	Expiration		Long (Short) (Depreciation)
5-Year U.S. Treasury Note	June 2013	9,975	1,243,290	8,546
10-Year U.S. Treasury Note	June 2013	(4,902)	(653,728)	(6,777)
30-Year U.S. Treasury Bond	June 2013	(3,574)	(530,292)	(12,608)
2-Year U.S. Treasury Note	June 2013	1,435	316,597	153
Ultra Long U.S. Treasury Bond	June 2013	96	15,777	947

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. Swap Contracts: The fund may invest in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The fund has sold credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The fund has also purchased credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional principal amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.

The fund enters into interest rate swap transactions to adjust the fund's sensitivity to changes in interest rates and maintain the ability to generate income at prevailing market rates. Under the terms of the swaps, one party pays the other an amount that is a fixed percentage rate applied to a notional principal amount. In return, the counterparty agrees to pay a floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount.

The notional amounts of swap contracts are not recorded in the Schedule of Investments. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received

Intermediate-Term Investment-Grade Fund

or paid by the fund under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.

The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the fund) will be significantly less than the amount paid by the fund and, in a physically settled swap, the fund may receive an illiquid debt instrument. A risk for all types of swaps is that a counterparty will default on its obligation to pay amounts due to the fund. Upon a counterparty default, a fund's risk of loss, or exposure, is the amount of unrealized appreciation on the swap plus the cost of initiating a new swap with a new counterparty. The fund attempts to mitigate this risk by, among other things, performing a credit analysis of counterparties, monitoring exposure to counterparties, and requiring counterparties to post collateral to secure such exposure. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has posted. Any securities posted as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or posted is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

At April 30, 2013, the fund had the following open swap contracts:

Credit Default Swaps
				Remaining
				Up—Front	Periodic
				Premium	Premium	Unrealized
			Notional	Received	Received	Appreciation
	Termination		Amount	(Paid)	(Paid)	(Depreciation)
Reference Entity	Date Counterparty[1]		($000)	($000)	(%)	($000)
Credit Protection Sold/Moody’s Rating

Altria Group Inc./Baa1	6/20/18	CSFBI	10,000	(204)	1.000	38

AT&T/A3	6/20/18	GSCM	10,000	(121)	1.000	70

Bank of America Corp./Baa2	12/20/17	MSCS	7,680	264	1.000	230

Belgium (Kingdom of)/Aa3	9/20/17	RBS	1,200	49	1.000	69
British Sky Broadcasting Group
plc/Baa1	6/20/18	BARC	10,000	(169)	1.000	32

CDX-IG 19/Baa1[2]	12/20/17	JPMC	15,120	(79)	1.000	155

Genworth Financial Inc./Baa3	3/20/18	BOANA	4,000	(458)	5.000	127
Lockheed Martin
Corporation/Baa1	6/20/18	DBAG	10,000	(139)	1.000	68

Nordstrom Inc./Baa1	12/20/17	JPMC	10,000	(158)	1.000	36
Pepsico Inc./Aa3	6/20/18	GSCM			1.000	(19)

Intermediate-Term Investment-Grade Fund

			10,000	(266)
Procter & Gamble
Company/Aa3	6/20/18	DBAG	10,000	(322)	1.000	(4)
Raytheon Company/A3	6/20/18	BOANA	10,000	(280)	1.000	19
Societe Generale/A2	3/20/18	DBAG	9,300	(659)	3.000	(121)
Telstra Corp Ltd./A2	6/20/18	DBAG	10,000	(164)	1.000	(5)
TJX Companies Inc./A3	6/20/18	CSFBI	10,000	(271)	1.000	(7)
United Parcel Service Inc./Aa3	6/20/18	DBAG	10,000	(375)	1.000	—
Wesfarmers Ltd./A3	6/20/18	DBAG	10,000	(180)	1.000	—
			157,300			688
Credit Protection Purchased
Aetna Inc.	6/20/18	CSFBI	5,300	157	(1.000)	(4)
Aetna Inc.	6/20/18	JPMC	500	16	(1.000)	—
Austria (Republic Of)	9/20/17	BNPSW	1,200	(25)	(1.000)	(60)
Bank of America Corp	12/20/14	DBAG	3,130	(13)	(1.000)	(48)
Bank of America Corp	12/20/14	BARC	3,130	(12)	(1.000)	(47)
Baxter International Inc.	6/20/18	DBAG	5,300	196	(1.000)	4
Baxter International Inc.	6/20/18	CSFBI	500	19	(1.000)	—
Brazil (Federative Republic Of)	12/20/15	BOANA	1,500	(10)	(1.000)	(23)
British Telecommunications plc	6/20/18	BARC	5,300	12	(1.000)	(28)
British Telecommunications plc	6/20/18	BARC	500	4	(1.000)	—
CDX-IG 15[3]	12/20/15	JPMC	25,100	(184)	(1.000)	(637)
CDX-IG 20[4]	6/20/18	BOANA	75,000	773	(1.000)	(148)
Cisco Systems Inc	6/20/18	CSFBI	5,300	151	(1.000)	(3)
Cisco Systems Inc	6/20/18	BOANA	500	16	(1.000)	—
Dow Chemical Company (The)	6/20/18	GSCM	5,300	(10)	(1.000)	(18)
Dow Chemical Company (The)	6/20/18	CSFBI	500	1	(1.000)	—
Encana Corp	6/20/18	DBAG			(1.000)	(26)

Intermediate-Term Investment-Grade Fund

			5,300	(127)
Encana Corp	6/20/18	CSFBI	500	(9)	(1.000)	—
France Telecom	6/20/18	GSCM	5,300	(69)	(1.000)	(43)
France Telecom	6/20/18	BARC	500	(2)	(1.000)	—
Hewlett—Packard CO	6/20/18	GSCM	5,300	(225)	(1.000)	7
Hewlett—Packard CO	6/20/18	MSCS	500	(21)	(1.000)	—
Hillshire Brands Co	6/20/18	DBAG	5,800	—	(1.000)	—
Humana Inc.	6/20/18	BOANA	5,300	(39)	(1.000)	(12)
Humana Inc.	6/20/18	MSCS	500	(2)	(1.000)	—
Merrill Lynch & Co Inc	12/20/17	MSCS	7,680	(242)	(1.000)	(227)
Mexico (United Mexican State)	12/20/15	BOANA	1,500	(12)	(1.000)	(37)
Morgan Stanley	9/20/15	BARC	4,400	(115)	(1.000)	(153)
Norfolk Southern Corporation	6/20/18	GSCM	5,300	185	(1.000)	(5)
Norfolk Southern Corporation	6/20/18	BNPSW	500	19	(1.000)	—
Oracle Corporation	6/20/18	GSCM	5,300	153	(1.000)	(8)
Oracle Corporation	6/20/18	GSCM	500	16	(1.000)	—
PPG Industries Inc	6/20/18	DBAG	5,300	87	(1.000)	(31)
PPG Industries Inc	6/20/18	BOANA	500	12	(1.000)	—
Skandinaviska Enskilda
Banken AB	6/20/18	BOANA	4,880	17	(1.000)	24
Telecom Italia SPA	6/20/18	BOANA	5,300	(636)	(1.000)	(192)
Telecom Italia SPA	6/20/18	BARC	500	(40)	(1.000)	—
Textron Inc	6/20/18	DBAG	5,300	(72)	(1.000)	12
Textron Inc	6/20/18	MSCS	500	(6)	(1.000)	—
Time Warner Inc	6/20/18	CSFBI	5,300	116	(1.000)	(22)
Time Warner Inc	6/20/18	MSCS	500	14	(1.000)	—
Viacom Inc	6/20/18	GSCM	5,800	106	(1.000)	—

Intermediate-Term Investment-Grade Fund

Vivendi SA	6/20/18	BNPSW	5,300	(131)	(1.000)	(51)
Vivendi SA	6/20/18	BARC	500	(6)	(1.000)	—
Walt Disney Company (The)	6/20/18	GSCM	5,300	212	(1.000)	(10)
Walt Disney Company (The)	6/20/18	GSCM	500	21	(1.000)	—
Wellpoint Inc	12/20/17	CSFBI	10,000	(35)	(1.000)	(171)
Wells Fargo & Company	3/20/15	GSCM	4,400	(14)	(1.000)	(79)
			252,120			(2,036)
						(1,348)

The notional amount represents the maximum potential amount the fund could be required to pay as a seller of credit protection if the reference entity was subject to a credit event.

1 BARC—Barclays Bank plc.
BNPSW—BNP Paribas
BOANA—Bank of America, N.A.
CSFBI—Credit Suisse First Boston International
DBAG—Deutsche Bank AG.
GSCM—Goldman Sachs Bank USA.
JPMC—JP Morgan Chase Bank
MSCS—Morgan Stanley
RBS—Royal Bank of Scotland Group
2 Investment Grade Corporate Credit Default Swap Index – Version 19
3 Investment Grade Corporate Credit Default Swap Index – Version 15
4 Investment Grade Corporate Credit Default Swap Index – Version 20

Interest Rate Swaps
			Fixed
			Interest	Floating
			Rate	Interest Rate		Unrealized
		Notional	Received	Received		Appreciation
		Amount	(Paid)	(Paid)		(Depreciation)
Termination Date	Counterparty[1]	($000)	(%)	(%)		($000)
					2
6/2/13	BOANA	4,307	0.755	(0.287)		2
					3
9/15/13	WFC	4,374	0.698	(0.199)		8
					3
9/15/13	GSCM	12,000	1.254	(0.199)		47
					3
10/15/13	WFC	4,000	0.410	(0.199)		4

10/15/13	WFC	3,430	1.023	(0.199)	3	13

12/1/13	WFC	4,005	2.582	(0.287)	2	54

12/1/13	GSCM	2,540	2.584	(0.287)	2	34

Intermediate-Term Investment-Grade Fund

12/1/13	GSCM	41,858	2.584	(0.287)	2	563
2/14/14	WFC	21,200	1.022	(0.199)	3	136
2/25/14	WFC	8,890	0.201	(0.200)	3	(6)
3/6/14	GSCM	18,138	2.448	(0.200)	3	345
5/15/14	GSCM	1,000	1.528	(0.199)	3	14
5/16/14	WFC	8,640	1.083	(0.290)	2	71
6/15/14	WFC	1,200	1.150	(0.199)	3	13
6/15/14	WFC	4,400	2.338	(0.199)	3	105
6/15/14	WFC	40	2.577	(0.199)	3	1
8/15/14	BOANA	1,700	0.266	(0.199)	3	(1)
8/15/14	GSCM	620	1.350	(0.199)	3	9
8/15/14	JPMC	3,505	1.501	(0.199)	3	58
9/22/14	BOANA	18,000	0.553	(0.199)	3	82
10/15/14	WFC	6,455	1.130	(0.199)	3	85
12/15/14	GSCM	2,669	0.553	(0.199)	3	11
1/25/15	BARC	6,400	0.313	(0.200)	3	8
2/15/15	WFC	8,600	1.634	(0.199)	3	213
2/15/15	BOANA	2,790	1.799	(0.199)	3	77
2/15/15	WFC	9,600	1.868	(0.199)	3	278
2/17/15	GSCM	14,170	2.555	(0.290)	2	564
2/20/15	BARC	9,200	0.536	(0.199)	3	48
3/24/15	GSCM	1,520	2.910	(0.199)	3	76
5/15/15	CSFBI	13,500	0.581	(0.199)	3	88
7/15/15	CSFBI	12,100	0.393	(0.199)	3	31
8/15/15	GSCM	57,710	1.588	(0.199)	3	1,716
9/15/15	BOANA	20,300	0.388	(0.199)	3	46
10/20/15	BOANA	10,000	0.390	(0.199)	3	22
10/21/15	WFC	18,475	1.485	(0.276)	2	501
2/15/16	GSCM	9,000	0.448	(0.199)	3	28
2/15/16	BOANA	4,000	0.450	(0.199)	3	12
2/15/16	WFC	9,000	0.450	(0.199)	3	28
2/22/16	BNPSW	2,050	0.522	(0.289)	2	6
5/16/16	GSCM	10,800	0.434	(0.199)	3	21
5/19/16	WFC	8,370	1.454	(0.290)	2	138
6/15/16	BOANA	10,671	0.299	(0.199)	3	8
10/25/16	WFC	15,200	1.714	(0.276)	2	627
1/15/17	BARC	1,130	2.971	(0.199)	3	103
2/15/17	WFC	400	0.714	(0.199)	3	3
2/15/17	BOANA	58,800	1.875	(0.199)	3	3,034
2/15/17	BARC	1,145	2.287	(0.199)	3	77

Intermediate-Term Investment-Grade Fund

2/15/17	WFC	950	2.407	(0.199)	3	68
2/15/17	WFC	5,700	2.407	(0.199)	3	408
2/15/17	BARC	1,490	3.180	(0.199)	3	150
2/15/17	WFC	17,000	3.373	(0.199)	3	1,833
2/15/17	GSCM	365	3.433	(0.199)	3	40
4/20/17	GSCM	13,000	0.960	(0.199)	3	217
5/5/17	BOANA	19,000	0.876	(0.199)	3	251
5/15/17	BNPSW	21,000	0.906	(0.200)	3	299
6/15/17	RABO	10,000	0.851	(0.199)	3	116
9/15/17	BOANA	5,910	0.755	(0.199)	3	34
9/15/17	WFC	1,100	2.345	(0.199)	3	82
9/15/17	GSCM	9,295	2.533	(0.199)	3	768
9/15/17	BARC	5,400	3.363	(0.199)	3	640
9/15/17	GSCM	24,600	3.520	(0.199)	3	3,082
10/16/17	WFC	30,000	0.750	(0.200)	3	144
10/16/17	WFC	7,000	0.750	(0.200)	3	34
12/15/17	GSCM	26,000	0.788	(0.199)	3	131
2/15/18	BARC	18,000	0.923	(0.199)	3	176
3/15/18	BOANA	13,000	0.944	(0.199)	3	87
8/15/18	BNPSW	5,400	0.715	(0.255)	3	13
3/15/19	GSCM	4,990	1.399	(0.199)	3	123
4/25/19	WFC	11,550	2.053	(0.276)	2	568
4/25/19	WFC	5,500	2.756	(0.276)	2	388
4/25/20	GSCM	6,000	2.794	(0.276)	2	448
4/25/20	JPMC	35,700	3.024	(0.276)	2	4,186
6/25/21	GSCM	5,720	3.143	(0.284)	2	635
10/25/21	WFC	6,500	3.328	(0.276)	2	812
11/25/22	UBSAG	3,787	2.491	(0.288)	2	223
11/25/22	BARC	17,900	2.758	(0.288)	2	1,531
1/25/23	WFC	3,000	3.144	(0.276)	2	349
7/25/23	BARC	24,625	3.483	(0.276)	2	3,482
						30,719

1 BARC—Barclays Bank plc.
BNPSW—BNP Paribas
BOANA—Bank of America, N.A.
CSFBI—Credit Suisse First Boston International.
GSCM—Goldman Sachs Bank USA.
WFC—Wells Fargo Bank N.A.
JPMC—JP Morgan Chase Bank N.A.

Intermediate-Term Investment-Grade Fund

RABO—Rabobank International
UBSAG—UBS AG
2 Based on 3-month London Interbank Offered Rate (LIBOR) as of the most recent payment date.
3 Based on 1-month London Interbank Offered Rate (LIBOR) as of the most recent payment date.

At April 30, 2013, counterparties had deposited in segregated accounts securities with a value of $35,160,000 in connection with open swap contracts. In the event of default or bankruptcy by a counterparty, the fund may sell or retain the securities, however such action may be subject to legal proceedings.

E. At April 30, 2013, the cost of investment securities for tax purposes was $18,252,316,000. Net unrealized appreciation of investment securities for tax purposes was $1,232,188,000, consisting of unrealized gains of $1,296,858,000 on securities that had risen in value since their purchase and $73,670,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD FIXED INCOME SECURITIES FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: June 19, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD FIXED INCOME SECURITIES FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: June 19, 2013

VANGUARD FIXED INCOME SECURITIES FUNDS

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: June 19, 2013

* By:/s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on March 27, 2012 see file Number 2-11444, Incorporated by Reference.